UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

 CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

Investment Company Act file number 811-00537
                                   ---------

                   FRANKLIN CUSTODIAN FUNDS, INC.
                   ------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -----------------------------------------------
       (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 9/30
                         ----

Date of reporting period: 9/30/06
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                               [GRAPHIC OMITTED]

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                                                      SEPTEMBER 30, 2006
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                                                      Franklin DynaTech Fund

                                                      Franklin Growth Fund

                                                      Franklin Income Fund

                                                      Franklin U.S. Government
                                                      Securities Fund

                                                      Franklin Utilities Fund

--------------------------------------------------------------------------------
        ANNUAL REPORT AND SHAREHOLDER LETTER
--------------------------------------------------------------------------------
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                                                          FASTER VIA EMAIL?

                   FRANKLIN                               Eligible shareholders
             CUSTODIAN FUNDS, INC.                        can sign up for
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                                                          See inside for
                                                          details.

--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

--------------------------------------------------------------------------------

                               Franklin Templeton Investments

                               GAIN FROM OUR PERSPECTIVE(R)

                               Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE          Each of our portfolio management groups operates
                               autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                               FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                               TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                               MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION           Because our management groups work independently
                               and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST      At Franklin Templeton Investments, we seek to
                               consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

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MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Not part of the annual report

Contents

SHAREHOLDER LETTER .......................................................     1

ANNUAL REPORT

Franklin DynaTech Fund ...................................................     3

Franklin Growth Fund .....................................................    12

Franklin Income Fund .....................................................    22

Franklin U.S. Government Securities Fund .................................    37

Franklin Utilities Fund ..................................................    50

Financial Highlights and Statements of Investments .......................    61

Financial Statements .....................................................   108

Notes to Financial Statements ............................................   117

Report of Independent Registered Public Accounting Firm ..................   136

Tax Designation ..........................................................   137

Board Members and Officers ...............................................   138

Shareholder Information ..................................................   142

--------------------------------------------------------------------------------

Annual Report

Franklin DynaTech Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin DynaTech Fund seeks capital appreciation by investing substantially in the equity securities of companies emphasizing scientific or technological development or that are in fast-growing industries.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for Franklin DynaTech Fund covers the fiscal year ended September 30, 2006.

PERFORMANCE OVERVIEW

Franklin DynaTech Fund - Class A posted a +3.28% cumulative total return for the 12 months under review. The Fund performed comparably to its narrow benchmark, the NASDAQ 100 Index, which had a price-only return of +3.28% for the same period. 1 The Fund underperformed the broad Standard & Poor's 500 Index (S&P
500), which posted a +10.78% cumulative total return. 2 You can find the Fund's long-term performance data in the Performance Summary beginning on page 7.

ECONOMIC AND MARKET OVERVIEW

During the 12 months ended September 30, 2006, the U.S. economy advanced at a moderate pace. After a slow fourth quarter 2005, gross domestic product grew an annualized 5.6% in first quarter 2006, then slowed to estimated annualized rates of 2.6% in the second quarter and 1.6% in the third quarter. Growth was driven by corporate profits, and consumer and government spending. Export growth picked up some momentum, but a wide trade deficit remained. Employment generally increased and the unemployment rate fell from 5.1% to 4.6%. 3

1. Source: Standard & Poor's Micropal. The NASDAQ 100 Index includes 100 of the largest domestic and international nonfinancial companies listed on The NASDAQ Stock Market based on market capitalization. The index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies. The NASDAQ 100 Index is calculated under a modified capitalization-weighted methodology. Index returns are price-return only and do not include reinvested dividends.

2. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 includes reinvested dividends and is one of the most widely used benchmarks of U.S. equity performance.

      The indexes are unmanaged. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

3.    Source: Bureau of Labor Statistics.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 64.


                                                               Annual Report | 3

PORTFOLIO BREAKDOWN
Franklin DynaTech Fund
Based on Total Net Assets as of 9/30/06

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

Semiconductors                                                             10.3%
Biotechnology                                                               9.4%
Packaged Software                                                           9.0%
Medical Specialties                                                         8.7%
Telecommunications Equipment                                                6.0%
Internet Software & Services                                                5.0%
Computer Processing Hardware                                                4.4%
Electronic Production Equipment                                             4.0%
Information Technology Services                                             4.0%
Air Freight & Couriers                                                      3.5%
Electronic Equipment & Instruments                                          3.4%
Oilfield Services & Equipment                                               3.2%
Other Pharmaceuticals                                                       2.8%
Major Pharmaceuticals                                                       2.7%
Services to the Health Industry                                             2.5%
Recreational Products                                                       2.1%
Other                                                                      18.8%
Short-Term Investments & Other Net Assets                                   0.2%

Although labor costs rose during the reporting period, hiring increased in many industries and personal income grew.

Elevated energy and other commodity prices were a primary economic concern. Oil prices were volatile and declined from a record high of $77 per barrel in July to $63 at period-end. Medical and pharmacy costs climbed substantially. Consumer confidence and spending remained strong but could weaken with the impact of higher prices. As home price appreciation slowed, borrowing against home equity flattened and could have a gradual effect on consumer spending. Inflation was also a concern, as the core Consumer Price Index (CPI) rose 2.9% for the 12 months ended September 30, 2006, which was higher than the 2.2% 10-year average. 4

The Federal Reserve Board (Fed) raised the federal funds target rate incrementally from 3.75% to 5.25%. In August and September, the Fed left the rate unchanged, citing moderate economic growth, a cooling housing market, and the lagging effect of prior tightening. The Fed stated that some inflation risk may remain and the extent and timing of any additional interest rate hikes will depend upon incoming data on inflation and economic growth.

In this environment, equity markets experienced dramatic rallies late in the period. Overall, the blue chip stocks of the Dow Jones Industrial Average posted a 12-month total return of +13.14%, the broader S&P 500 returned +10.78%, while the technology-heavy NASDAQ Composite Index had a total return of +6.66%. 5 Telecommunications, materials and financials stocks performed particularly well.

4. Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.

5. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote 2 for a description of the S&P 500. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.


4 | Annual Report

INVESTMENT STRATEGY

Based on our independent analysis of individual companies, we search for leading companies that we believe have a sustainable competitive advantage due to state-of-the-art and innovative products, technologies and business models. We consider such factors as a company's competitive positioning, patents, new products, market share, industry growth, recent operational execution and managerial strength. We use a conservative, bottom-up research process to buy and hold what we consider to be undervalued companies.

MANAGER'S DISCUSSION

During the year under review, several holdings contributed to Fund performance. In particular, the Fund's overweighted position in Internet software and services company Google rose 27% in value mainly due to the strong online advertising market. Computer processing hardware company Apple Computer, which appreciated 44% in value during the reporting period, benefited from a strong product cycle, which included the iPod. Strength in the global oil markets benefited oilfield services and equipment company Schlumberger, which surged 48% in value.

Some stocks had negative returns and hurt Fund performance during the reporting period. Internet software and services company Yahoo! fell 25% in value largely due to the delay of Project Panama, the company's algorithmic search product. We reduced the Fund's exposure to Yahoo! during the year under review. NAVTEQ Corp., a packaged navigation software company, declined 48% in value for the time we held it. NAVTEQ recently shifted its design focus from pre-installed auto maps to less expensive portable navigation devices. The company fell short of its revenue forecasts partly due to lower auto sales and a delay in the launch of new personal navigation devices. We sold our shares of NAVTEQ near period-end. Autodesk, a packaged software company, fell 25% in value mainly due to stock option concerns and a perceived end to the company's 2D design software in favor of 3D.

TOP 10 HOLDINGS
Franklin DynaTech Fund
9/30/06

-------------------------------------------------------------------------------
COMPANY                                                             % OF TOTAL
SECTOR/INDUSTRY                                                     NET ASSETS
-------------------------------------------------------------------------------
Microsoft Corp.                                                           3.8%
 PACKAGED SOFTWARE
-------------------------------------------------------------------------------
Intel Corp.                                                               3.5%
 SEMICONDUCTORS
-------------------------------------------------------------------------------
Genentech Inc.                                                            3.4%
 BIOTECHNOLOGY
-------------------------------------------------------------------------------
Google Inc., A                                                            3.0%
 INTERNET SOFTWARE & SERVICES
-------------------------------------------------------------------------------
Adobe Systems Inc.                                                        2.6%
 PACKAGED SOFTWARE
-------------------------------------------------------------------------------
Motorola Inc.                                                             2.5%
 TELECOMMUNICATIONS EQUIPMENT
-------------------------------------------------------------------------------
Apple Computer Inc.                                                       2.4%
 COMPUTER PROCESSING HARDWARE
-------------------------------------------------------------------------------
Amgen Inc.                                                                2.1%
 BIOTECHNOLOGY
-------------------------------------------------------------------------------
Hewlett-Packard Co.                                                       2.1%
 COMPUTER PROCESSING HARDWARE
-------------------------------------------------------------------------------
Electronic Arts Inc.                                                      2.1%
 RECREATIONAL PRODUCTS
-------------------------------------------------------------------------------


                                                               Annual Report | 5

Thank you for your continued participation in Franklin DynaTech Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]              /s/  Rupert H. Johnson, Jr.

                             Rupert H. Johnson, Jr.


[PHOTO OMITTED]              /s/  Matthew J. Moberg

                             Matthew J. Moberg, CPA

[PHOTO OMITTED]              /s/  Robert R. Dean

                             Robert R. Dean, CFA

                             Portfolio Management Team
                             Franklin DynaTech Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 | Annual Report

Performance Summary as of 9/30/06

FRANKLIN DYNATECH FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE INFORMATION

-------------------------------------------------------------------------------
 CLASS A (SYMBOL: FKDNX)               CHANGE          9/30/06         9/30/05
-------------------------------------------------------------------------------
 Net Asset Value (NAV)                 +$0.82           $25.80          $24.98
-------------------------------------------------------------------------------
 CLASS B (SYMBOL: FDNBX)               CHANGE          9/30/06         9/30/05
-------------------------------------------------------------------------------
 Net Asset Value (NAV)                 +$0.60           $24.75          $24.15
-------------------------------------------------------------------------------
 CLASS C (SYMBOL: FDYNX)               CHANGE          9/30/06         9/30/05
-------------------------------------------------------------------------------
 Net Asset Value (NAV)                 +$0.60           $24.50          $23.90
-------------------------------------------------------------------------------

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-----------------------------------------------------------------------------------------
CLASS A                                 1-YEAR           5-YEAR             10-YEAR
-----------------------------------------------------------------------------------------
Cumulative Total Return 1               +3.28%          +39.61%            +115.78%
-----------------------------------------------------------------------------------------
Average Annual Total Return 2           -2.64%           +5.65%              +7.35%
-----------------------------------------------------------------------------------------
Value of $10,000 Investment 3          $9,736          $13,161             $20,332
-----------------------------------------------------------------------------------------
CLASS B                                 1-YEAR           5-YEAR       INCEPTION (2/1/00)
-----------------------------------------------------------------------------------------
Cumulative Total Return 1               +2.48%          +34.40%              -9.15%
-----------------------------------------------------------------------------------------
Average Annual Total Return 2           -1.52%           +5.77%              -1.43%
-----------------------------------------------------------------------------------------
Value of $10,000 Investment 3          $9,848          $13,240              $9,085
-----------------------------------------------------------------------------------------
CLASS C                                 1-YEAR           5-YEAR             10-YEAR
-----------------------------------------------------------------------------------------
Cumulative Total Return 1               +2.51%          +34.52%             +99.39%
-----------------------------------------------------------------------------------------
Average Annual Total Return 2           +1.51%           +6.11%              +7.14%
-----------------------------------------------------------------------------------------
Value of $10,000 Investment 3         $10,151          $13,452             $19,939
-----------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                               Annual Report | 7

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The indexes are unmanaged. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------
 CLASS A                            9/30/06
--------------------------------------------
 1-Year                              -2.64%
--------------------------------------------
 5-Year                              +5.65%
--------------------------------------------
 10-Year                             +7.35%
--------------------------------------------

CLASS A (10/1/96-9/30/06)

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                             FRANKLIN
                             DYNATECH                       NASDAQ 100
         DATE                  FUND        S&P 500 4         INDEX 4

       10/1/1996               $9,422       $10,000          $10,000
      10/31/1996               $9,597       $10,276          $10,196
      11/30/1996              $10,517       $11,052          $11,308
      12/31/1996              $10,518       $10,833          $11,136
       1/31/1997              $11,299       $11,509          $12,494
       2/28/1997              $10,663       $11,600          $11,531
       3/31/1997              $10,394       $11,124          $10,807
       4/30/1997              $10,857       $11,787          $11,860
       5/31/1997              $11,465       $12,504          $13,000
       6/30/1997              $11,569       $13,064          $12,979
       7/31/1997              $12,696       $14,103          $15,009
       8/31/1997              $12,468       $13,314          $14,564
       9/30/1997              $12,779       $14,043          $14,875
      10/31/1997              $12,150       $13,574          $13,824
      11/30/1997              $12,281       $14,202          $14,243
      12/31/1997              $12,056       $14,446          $13,433
       1/31/1998              $12,470       $14,605          $14,522
       2/28/1998              $13,023       $15,658          $16,190
       3/31/1998              $13,082       $16,459          $16,550
       4/30/1998              $13,333       $16,625          $16,922
       5/31/1998              $12,861       $16,339          $16,162
       6/30/1998              $13,488       $17,003          $18,132
       7/31/1998              $13,555       $16,822          $18,673
       8/31/1998              $12,314       $14,392          $15,461
       9/30/1998              $13,171       $15,314          $18,242
      10/31/1998              $13,533       $16,559          $18,988
      11/30/1998              $14,367       $17,562          $21,123
      12/31/1998              $15,352       $18,574          $24,893
       1/31/1999              $16,548       $19,350          $28,841
       2/28/1999              $15,786       $18,749          $26,103
       3/31/1999              $16,302       $19,499          $28,559
       4/30/1999              $16,346       $20,254          $28,965
       5/31/1999              $16,077       $19,776          $28,332
       6/30/1999              $16,900       $20,873          $31,140
       7/31/1999              $16,885       $20,222          $30,789
       8/31/1999              $17,355       $20,122          $32,497
       9/30/1999              $17,273       $19,571          $32,646
      10/31/1999              $17,976       $20,809          $35,759
      11/30/1999              $19,037       $21,232          $40,223
      12/31/1999              $21,061       $22,482          $50,271
       1/31/2000              $21,274       $21,352          $48,403
       2/29/2000              $23,147       $20,948          $57,851
       3/31/2000              $23,382       $22,996          $59,626
       4/30/2000              $22,116       $22,305          $51,157
       5/31/2000              $21,054       $21,848          $45,068
       6/30/2000              $22,351       $22,387          $51,030
       7/31/2000              $21,956       $22,037          $48,936
       8/31/2000              $23,549       $23,405          $55,284
       9/30/2000              $21,691       $22,170          $48,410
      10/31/2000              $21,137       $22,076          $44,502
      11/30/2000              $18,885       $20,337          $33,984
      12/31/2000              $18,484       $20,437          $31,749
       1/31/2001              $19,416       $21,161          $35,156
       2/28/2001              $17,071       $19,233          $25,873
       3/31/2001              $16,070       $18,015          $21,330
       4/30/2001              $17,118       $19,414          $25,152
       5/31/2001              $16,854       $19,544          $24,403
       6/30/2001              $16,730       $19,069          $24,848
       7/31/2001              $16,202       $18,881          $22,826
       8/31/2001              $15,542       $17,700          $19,926
       9/30/2001              $14,564       $16,271          $15,841
      10/31/2001              $15,231       $16,581          $18,504
      11/30/2001              $16,178       $17,853          $21,639
      12/31/2001              $16,060       $18,010          $21,382
       1/31/2002              $15,934       $17,747          $21,017
       2/28/2002              $15,186       $17,405          $18,428
       3/31/2002              $15,651       $18,059          $19,697
       4/30/2002              $14,807       $16,965          $17,315
       5/31/2002              $14,618       $16,840          $16,383
       6/30/2002              $13,712       $15,641          $14,255
       7/31/2002              $13,003       $14,422          $13,044
       8/31/2002              $12,948       $14,517          $12,777
       9/30/2002              $12,112       $12,940          $11,287
      10/31/2002              $13,137       $14,078          $13,416
      11/30/2002              $13,948       $14,906          $15,132
      12/31/2002              $12,869       $14,031          $13,346
       1/31/2003              $12,727       $13,664          $13,328
       2/28/2003              $12,853       $13,459          $13,690
       3/31/2003              $12,963       $13,588          $13,811
       4/30/2003              $13,822       $14,708          $14,996
       5/31/2003              $14,847       $15,482          $16,241
       6/30/2003              $15,099       $15,680          $16,293
       7/31/2003              $15,643       $15,956          $17,313
       8/31/2003              $16,218       $16,267          $18,184
       9/30/2003              $15,895       $16,095          $17,676
      10/31/2003              $16,982       $17,005          $19,203
      11/30/2003              $17,298       $17,154          $19,310
      12/31/2003              $17,841       $18,053          $19,902
       1/31/2004              $18,228       $18,384          $20,243
       2/29/2004              $18,031       $18,640          $19,935
       3/31/2004              $17,928       $18,359          $19,502
       4/30/2004              $17,629       $18,071          $19,000
       5/31/2004              $18,346       $18,318          $19,879
       6/30/2004              $18,551       $18,674          $20,563
       7/31/2004              $17,014       $18,056          $18,987
       8/31/2004              $16,707       $18,129          $18,557
       9/30/2004              $17,345       $18,325          $19,154
      10/31/2004              $17,715       $18,605          $20,157
      11/30/2004              $18,511       $19,358          $21,306
      12/31/2004              $19,213       $20,016          $21,979
       1/31/2005              $18,070       $19,528          $20,603
       2/28/2005              $18,306       $19,939          $20,486
       3/31/2005              $17,905       $19,586          $20,100
       4/30/2005              $17,589       $19,215          $19,263
       5/31/2005              $18,811       $19,826          $20,915
       6/30/2005              $18,622       $19,854          $20,249
       7/31/2005              $19,575       $20,592          $21,763
       8/31/2005              $19,717       $20,405          $21,445
       9/30/2005              $19,685       $20,570          $21,715
      10/31/2005              $19,528       $20,227          $21,411
      11/30/2005              $20,781       $20,991          $22,677
      12/31/2005              $20,592       $20,998          $22,306
       1/31/2006              $21,419       $21,554          $23,194
       2/28/2006              $21,002       $21,613          $22,650
       3/31/2006              $21,136       $21,882          $23,098
       4/30/2006              $21,009       $22,175          $23,058
       5/31/2006              $19,638       $21,538          $21,416
       6/30/2006              $19,788       $21,566          $21,357
       7/31/2006              $19,173       $21,699          $20,465
       8/31/2006              $19,890       $22,215          $21,418
       9/30/2006              $20,332       $22,787          $22,427

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------
 CLASS B                            9/30/06
--------------------------------------------
 1-Year                              -1.52%
--------------------------------------------
 5-Year                              +5.77%
--------------------------------------------
 Since Inception (2/1/00)            -1.43%
--------------------------------------------

CLASS B (2/1/00-9/30/06)

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                             FRANKLIN
                             DYNATECH                       NASDAQ 100
        DATE                   FUND        S&P 500 4         INDEX 4

       2/1/2000              $10,000         $10,000         $10,000
      2/29/2000              $10,870          $9,811         $11,952
      3/31/2000              $10,973         $10,770         $12,319
      4/30/2000              $10,374         $10,446         $10,569
      5/31/2000               $9,868         $10,232          $9,311
      6/30/2000              $10,471         $10,485         $10,543
      7/31/2000              $10,278         $10,321         $10,110
      8/31/2000              $11,020         $10,962         $11,422
      9/30/2000              $10,146         $10,383         $10,002
     10/31/2000               $9,879         $10,339          $9,194
     11/30/2000               $8,824          $9,524          $7,021
     12/31/2000               $8,624          $9,571          $6,559
      1/31/2001               $9,053          $9,911          $7,263
      2/28/2001               $7,958          $9,008          $5,345
      3/31/2001               $7,488          $8,437          $4,407
      4/30/2001               $7,968          $9,092          $5,196
      5/31/2001               $7,841          $9,153          $5,042
      6/30/2001               $7,779          $8,931          $5,134
      7/31/2001               $7,528          $8,843          $4,716
      8/31/2001               $7,219          $8,290          $4,117
      9/30/2001               $6,760          $7,620          $3,273
     10/31/2001               $7,062          $7,766          $3,823
     11/30/2001               $7,499          $8,361          $4,471
     12/31/2001               $7,437          $8,435          $4,417
      1/31/2002               $7,378          $8,312          $4,342
      2/28/2002               $7,026          $8,151          $3,807
      3/31/2002               $7,239          $8,458          $4,069
      4/30/2002               $6,842          $7,945          $3,577
      5/31/2002               $6,751          $7,887          $3,385
      6/30/2002               $6,329          $7,325          $2,945
      7/31/2002               $5,995          $6,754          $2,695
      8/31/2002               $5,969          $6,799          $2,640
      9/30/2002               $5,576          $6,060          $2,332
     10/31/2002               $6,046          $6,593          $2,772
     11/30/2002               $6,413          $6,981          $3,126
     12/31/2002               $5,917          $6,571          $2,757
      1/31/2003               $5,848          $6,399          $2,754
      2/28/2003               $5,903          $6,303          $2,828
      3/31/2003               $5,947          $6,364          $2,853
      4/30/2003               $6,340          $6,888          $3,098
      5/31/2003               $6,806          $7,251          $3,355
      6/30/2003               $6,916          $7,343          $3,366
      7/31/2003               $7,158          $7,473          $3,577
      8/31/2003               $7,419          $7,618          $3,757
      9/30/2003               $7,268          $7,538          $3,652
     10/31/2003               $7,760          $7,964          $3,967
     11/30/2003               $7,896          $8,034          $3,989
     12/31/2003               $8,142          $8,455          $4,112
      1/31/2004               $8,311          $8,610          $4,182
      2/29/2004               $8,215          $8,730          $4,119
      3/31/2004               $8,164          $8,598          $4,029
      4/30/2004               $8,025          $8,463          $3,925
      5/31/2004               $8,344          $8,579          $4,107
      6/30/2004               $8,432          $8,746          $4,248
      7/31/2004               $7,727          $8,456          $3,923
      8/31/2004               $7,584          $8,490          $3,834
      9/30/2004               $7,867          $8,582          $3,957
     10/31/2004               $8,028          $8,713          $4,164
     11/30/2004               $8,388          $9,066          $4,402
     12/31/2004               $8,696          $9,374          $4,541
      1/31/2005               $8,179          $9,146          $4,257
      2/28/2005               $8,278          $9,338          $4,232
      3/31/2005               $8,091          $9,173          $4,153
      4/30/2005               $7,944          $8,999          $3,980
      5/31/2005               $8,491          $9,285          $4,321
      6/30/2005               $8,399          $9,298          $4,183
      7/31/2005               $8,825          $9,644          $4,496
      8/31/2005               $8,880          $9,556          $4,430
      9/30/2005               $8,865          $9,634          $4,486
     10/31/2005               $8,784          $9,473          $4,423
     11/30/2005               $9,342          $9,831          $4,685
     12/31/2005               $9,254          $9,834          $4,608
      1/31/2006               $9,621         $10,095          $4,792
      2/28/2006               $9,423         $10,122          $4,679
      3/31/2006               $9,478         $10,248          $4,772
      4/30/2006               $9,416         $10,385          $4,764
      5/31/2006               $8,795         $10,087          $4,425
      6/30/2006               $8,858         $10,100          $4,412
      7/31/2006               $8,579         $10,163          $4,228
      8/31/2006               $8,895         $10,404          $4,425
      9/30/2006               $9,085         $10,672          $4,633


8 | Annual Report

CLASS C (10/1/96-9/30/06)

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                  FRANKLIN
                                  DYNATECH                          NASDAQ 100
         DATE                       FUND            S&P 500 4         INDEX 4

       10/1/1996                   $10,000          $10,000           $10,000
      10/31/1996                   $10,171          $10,276           $10,196
      11/30/1996                   $11,140          $11,052           $11,308
      12/31/1996                   $11,135          $10,833           $11,136
       1/31/1997                   $11,964          $11,509           $12,494
       2/28/1997                   $11,282          $11,600           $11,531
       3/31/1997                   $10,988          $11,124           $10,807
       4/30/1997                   $11,465          $11,787           $11,860
       5/31/1997                   $12,096          $12,504           $13,000
       6/30/1997                   $12,192          $13,064           $12,979
       7/31/1997                   $13,374          $14,103           $15,009
       8/31/1997                   $13,117          $13,314           $14,564
       9/30/1997                   $13,432          $14,043           $14,875
       10/31/1997                  $12,764          $13,574           $13,824
       11/30/1997                  $12,889          $14,202           $14,243
       12/31/1997                  $12,642          $14,446           $13,433
       1/31/1998                   $13,048          $14,605           $14,522
       2/28/1998                   $13,619          $15,658           $16,190
       3/31/1998                   $13,674          $16,459           $16,550
       4/30/1998                   $13,932          $16,625           $16,922
       5/31/1998                   $13,424          $16,339           $16,162
       6/30/1998                   $14,073          $17,003           $18,132
       7/31/1998                   $14,127          $16,822           $18,673
       8/31/1998                   $12,830          $14,392           $15,461
       9/30/1998                   $13,705          $15,314           $18,242
      10/31/1998                   $14,073          $16,559           $18,988
      11/30/1998                   $14,933          $17,562           $21,123
      12/31/1998                   $15,944          $18,574           $24,893
       1/31/1999                   $17,174          $19,350           $28,841
       2/28/1999                   $16,377          $18,749           $26,103
       3/31/1999                   $16,898          $19,499           $28,559
       4/30/1999                   $16,937          $20,254           $28,965
       5/31/1999                   $16,653          $19,776           $28,332
       6/30/1999                   $17,489          $20,873           $31,140
       7/31/1999                   $17,465          $20,222           $30,789
       8/31/1999                   $17,938          $20,122           $32,497
       9/30/1999                   $17,843          $19,571           $32,646
      10/31/1999                   $18,553          $20,809           $35,759
      11/30/1999                   $19,640          $21,232           $40,223
      12/31/1999                   $21,716          $22,482           $50,271
       1/31/2000                   $21,923          $21,352           $48,403
       2/29/2000                   $23,841          $20,948           $57,851
       3/31/2000                   $24,064          $22,996           $59,626
       4/30/2000                   $22,751          $22,305           $51,157
       5/31/2000                   $21,637          $21,848           $45,068
       6/30/2000                   $22,966          $22,387           $51,030
       7/31/2000                   $22,544          $22,037           $48,936
       8/31/2000                   $24,159          $23,405           $55,284
       9/30/2000                   $22,241          $22,170           $48,410
      10/31/2000                   $21,661          $22,076           $44,502
      11/30/2000                   $19,345          $20,337           $33,984
      12/31/2000                   $18,912          $20,437           $31,749
       1/31/2001                   $19,858          $21,161           $35,156
       2/28/2001                   $17,449          $19,233           $25,873
       3/31/2001                   $16,423          $18,015           $21,330
       4/30/2001                   $17,482          $19,414           $25,152
       5/31/2001                   $17,199          $19,544           $24,403
       6/30/2001                   $17,061          $19,069           $24,848
       7/31/2001                   $16,512          $18,881           $22,826
       8/31/2001                   $15,825          $17,700           $19,926
       9/30/2001                   $14,823          $16,271           $15,841
      10/31/2001                   $15,493          $16,581           $18,504
      11/30/2001                   $16,447          $17,853           $21,639
      12/31/2001                   $16,310          $18,010           $21,382
       1/31/2002                   $16,179          $17,747           $21,017
       2/28/2002                   $15,414          $17,405           $18,428
       3/31/2002                   $15,870          $18,059           $19,697
       4/30/2002                   $15,007          $16,965           $17,315
       5/31/2002                   $14,804          $16,840           $16,383
       6/30/2002                   $13,876          $15,641           $14,255
       7/31/2002                   $13,152          $14,422           $13,044
       8/31/2002                   $13,087          $14,517           $12,777
       9/30/2002                   $12,232          $12,940           $11,287
      10/31/2002                   $13,266          $14,078           $13,416
      11/30/2002                   $14,071          $14,906           $15,132
      12/31/2002                   $12,981          $14,031           $13,346
       1/31/2003                   $12,826          $13,664           $13,328
       2/28/2003                   $12,948          $13,459           $13,690
       3/31/2003                   $13,046          $13,588           $13,811
       4/30/2003                   $13,909          $14,708           $14,996
       5/31/2003                   $14,926          $15,482           $16,241
       6/30/2003                   $15,170          $15,680           $16,293
       7/31/2003                   $15,707          $15,956           $17,313
       8/31/2003                   $16,277          $16,267           $18,184
       9/30/2003                   $15,943          $16,095           $17,676
      10/31/2003                   $17,026          $17,005           $19,203
      11/30/2003                   $17,327          $17,154           $19,310
      12/31/2003                   $17,864          $18,053           $19,902
       1/31/2004                   $18,238          $18,384           $20,243
       2/29/2004                   $18,027          $18,640           $19,935
       3/31/2004                   $17,913          $18,359           $19,502
       4/30/2004                   $17,604          $18,071           $19,000
       5/31/2004                   $18,303          $18,318           $19,879
       6/30/2004                   $18,499          $18,674           $20,563
       7/31/2004                   $16,952          $18,056           $18,987
       8/31/2004                   $16,643          $18,129           $18,557
       9/30/2004                   $17,262          $18,325           $19,154
      10/31/2004                   $17,620          $18,605           $20,157
      11/30/2004                   $18,401          $19,358           $21,306
      12/31/2004                   $19,077          $20,016           $21,979
       1/31/2005                   $17,945          $19,528           $20,603
       2/28/2005                   $18,165          $19,939           $20,486
       3/31/2005                   $17,750          $19,586           $20,100
       4/30/2005                   $17,425          $19,215           $19,263
       5/31/2005                   $18,629          $19,826           $20,915
       6/30/2005                   $18,426          $19,854           $20,249
       7/31/2005                   $19,361          $20,592           $21,763
       8/31/2005                   $19,484          $20,405           $21,445
       9/30/2005                   $19,451          $20,570           $21,715
      10/31/2005                   $19,280          $20,227           $21,411
      11/30/2005                   $20,501          $20,991           $22,677
      12/31/2005                   $20,306          $20,998           $22,306
       1/31/2006                   $21,103          $21,554           $23,194
       2/28/2006                   $20,680          $21,613           $22,650
       3/31/2006                   $20,802          $21,882           $23,098
       4/30/2006                   $20,664          $22,175           $23,058
       5/31/2006                   $19,305          $21,538           $21,416
       6/30/2006                   $19,435          $21,566           $21,357
       7/31/2006                   $18,824          $21,699           $20,465
       8/31/2006                   $19,516          $22,215           $21,418
       9/30/2006                   $19,939          $22,787           $22,427

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------
 CLASS C                               9/30/06
--------------------------------------------------
 1-Year                                  +1.51%
--------------------------------------------------
 5-Year                                  +6.11%
--------------------------------------------------
 10-Year                                 +7.14%
--------------------------------------------------

ENDNOTES

SPECIAL RISKS ARE ASSOCIATED WITH INVESTING IN COMPANIES EMPHASIZING SCIENTIFIC OR TECHNOLOGICAL ADVANCEMENTS. THE TECHNOLOGY SECTOR HAS BEEN AMONG THE MARKET'S MOST VOLATILE SECTORS. THE FUND MAY ALSO INVEST IN SMALL-CAPITALIZATION COMPANIES, WHICH INVOLVE SPECIAL RISKS SUCH AS RELATIVELY SMALL REVENUES, LIMITED PRODUCT LINES AND MODEST MARKET SHARE. THE PRICE OF THESE SECURITIES CAN BE VOLATILE, ESPECIALLY OVER THE SHORT TERM, AND INVESTORS SHOULD EXPECT FLUCTUATION IN THE VALUE OF THEIR INVESTMENT. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 includes reinvested dividends and is one of the most widely used benchmarks of U.S. equity performance. The NASDAQ 100 Index includes 100 of the largest domestic and international nonfinancial companies listed on The NASDAQ Stock Market based on market capitalization. The index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies. The NASDAQ 100 Index is calculated under a modified capitalization-weighted methodology. Index returns are price-return only and do not include reinvested dividends.


                                                               Annual Report | 9

Your Fund's Expenses

FRANKLIN DYNATECH FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


10 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------------------------
                                                  BEGINNING ACCOUNT          ENDING ACCOUNT        EXPENSES PAID DURING
CLASS A                                              VALUE 4/1/06            VALUE 9/30/06        PERIOD* 4/1/06-9/30/06
---------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000                  $  962.00                  $4.62
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000                  $1,020.36                  $4.76
---------------------------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000                  $  958.60                  $8.30
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000                  $1,016.60                  $8.54
---------------------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000                  $  958.50                  $8.25
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000                  $1,016.65                  $8.49
---------------------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.94%; B: 1.69%; and C: 1.68%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


                                                              Annual Report | 11

Franklin Growth Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Growth Fund seeks capital appreciation by investing substantially in equity securities of companies that are leaders in their industries.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Growth Fund's annual report for the fiscal year ended September 30, 2006.

PERFORMANCE OVERVIEW

Franklin Growth Fund - Class A posted a +12.46% cumulative total return for the 12 months under review. The Fund outperformed its benchmark, the Standard & Poor's 500 Index (S&P 500), which returned +10.78% for the same period. 1 You can find the Fund's long-term performance data in the Performance Summary beginning on page 15.

ECONOMIC AND MARKET OVERVIEW

During the 12 months ended September 30, 2006, the U.S. economy advanced at a moderate pace. After a slow fourth quarter 2005, gross domestic product grew an annualized 5.6% in first quarter 2006, then slowed to estimated annualized rates of 2.6% in the second quarter and 1.6% in the third quarter. Growth was driven by corporate profits, and consumer and government spending. Export growth picked up some momentum, but a wide trade deficit remained. Employment generally increased and the unemployment rate fell from 5.1% to 4.6%. 2 Although labor costs rose during the reporting period, hiring increased in many industries and personal income grew.

Elevated energy and other commodity prices were a primary economic concern. Oil prices were volatile and declined from a record high of $77 per barrel in July to $63 at period-end. Medical and pharmacy costs climbed substantially.

1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

2.    Source: Bureau of Labor Statistics.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 73.


12 | Annual Report

Consumer confidence and spending remained strong but could weaken with the impact of higher prices. As home price appreciation slowed, borrowing against home equity flattened and could have a gradual effect on consumer spending. Inflation was also a concern, as the core Consumer Price Index (CPI) rose 2.9% for the 12 months ended September 30, 2006, which was higher than the 2.2% 10-year average. 3

The Federal Reserve Board (Fed) raised the federal funds target rate incrementally from 3.75% to 5.25%. In August and September, the Fed left the rate unchanged, citing moderate economic growth, a cooling housing market, and the lagging effect of prior tightening. The Fed stated that some inflation risk may remain and the extent and timing of any additional interest rate hikes will depend upon incoming data on inflation and economic growth.

In this environment, equity markets experienced dramatic rallies late in the period. Overall, the blue chip stocks of the Dow Jones Industrial Average posted a 12-month total return of +13.14%, the broader S&P 500 returned +10.78%, while the technology-heavy NASDAQ Composite Index had a total return of +6.66%. 4 Telecommunications, materials and financials stocks performed particularly well.

INVESTMENT STRATEGY

We seek to invest in companies that have qualities such as strong management teams, financials and industry leadership. The Fund looks for opportunities in new and rapidly growing businesses and in mature businesses selling at depressed prices but offering favorable recovery possibilities. We analyze securities individually and buy stocks of large and small companies in our effort to maintain a solid and diversified portfolio.

3. Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.

4. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote 1 for a description of the S&P 500. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.

PORTFOLIO BREAKDOWN
Franklin Growth Fund
Based on Total Net Assets as of 9/30/06

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

Electronic Technology*                                                     22.5%
Health Technology*                                                         21.6%
Producer Manufacturing                                                     18.9%
Technology Services*                                                        8.7%
Transportation                                                              6.0%
Consumer Services                                                           4.6%
Distribution Services                                                       3.0%
Commercial Services                                                         2.8%
Consumer Non-Durables                                                       2.7%
Consumer Durables                                                           2.2%
Health Services                                                             2.1%
Process Industries                                                          2.0%
Other                                                                       2.2%
Short-Term Investments & Other Net Assets                                   0.7%

* Significant exposure to a single sector may result in greater volatility for the Fund than a more broadly diversified portfolio. There are specific risks to investing in technology company stocks, which can be subject to abrupt or erratic price movements and have been volatile, especially over the short term.


                                                              Annual Report | 13

TOP 10 HOLDINGS
Franklin Growth Fund
9/30/06

--------------------------------------------------------------------------------
COMPANY                                                              % OF TOTAL
SECTOR/INDUSTRY                                                      NET ASSETS
--------------------------------------------------------------------------------
Genentech Inc.                                                             3.4%
 HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
The Boeing Co.                                                             3.3%
 ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
Apple Computer Inc.                                                        3.2%
 ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
General Dynamics Corp.                                                     3.0%
 ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                                     2.8%
 ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
Amgen Inc.                                                                 2.8%
 HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
Johnson & Johnson                                                          2.7%
 HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
3M Co.                                                                     2.5%
 PRODUCER MANUFACTURING
--------------------------------------------------------------------------------
Pfizer Inc.                                                                2.4%
 HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
United Technologies Corp.                                                  2.1%
 PRODUCER MANUFACTURING
--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

The Fund was nearly fully invested with holdings in 95 companies at period-end. We continued to invest in a broad array of companies of all sizes and in varied industries.

During the Fund's fiscal year, performance generally was driven by individual company performances rather than any particular sector strength or weakness. Our two best performing stock holdings were Continental Airlines (+193%) and AMR, or American Airlines (+107%). Another airline position, British Airways, also performed well, rising 55% in value. Largely due to struggles faced by the airline industry in recent years, we did not accumulate significant exposure to the industry. At period-end, our six airline holdings represented 4.9% of the Fund's total net assets. Elsewhere, electronic technology holding Apple Computer rose 44% in value and contributed to performance. The company benefited from a strong product cycle, which included the iPod.

The Fund had some detractors from performance during the fiscal year. For example, Yahoo! (-25%) suffered due to the delay of its Project Panama, the company's algorithmic search product. Gateway (-30%) and Dell (-33%) fell in value amid disappointing earnings results.

Thank you for your continued participation in Franklin Growth Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]         /s/  V. Jerry Palmieri

                        V. Jerry Palmieri
                        Portfolio Manager
                        Franklin Growth Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

14 | Annual Report

Performance Summary as of 9/30/06

FRANKLIN GROWTH FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FKGRX)                      CHANGE       9/30/06       9/30/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                        +$4.27        $39.10        $34.83
--------------------------------------------------------------------------------
Dividend Income                 $0.0644
--------------------------------------------------------------------------------
CLASS B (SYMBOL: FKGBX)                      CHANGE       9/30/06       9/30/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                        +$3.92        $37.65        $33.73
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FRGSX)                      CHANGE       9/30/06       9/30/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                        +$3.89        $37.32        $33.43
--------------------------------------------------------------------------------
CLASS R (SYMBOL: FGSRX)                      CHANGE       9/30/06       9/30/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                        +$4.21        $38.80        $34.59
--------------------------------------------------------------------------------
Dividend Income                 $0.0013
--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FCGAX)                CHANGE       9/30/06       9/30/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                        +$4.28        $39.17        $34.89
--------------------------------------------------------------------------------
Dividend Income                 $0.1518
--------------------------------------------------------------------------------


                                                              Annual Report | 15

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

------------------------------------------------------------------------------------------------------
CLASS A                                   1-YEAR                5-YEAR                   10-YEAR
------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                +12.46%               +42.45%                  +100.26%
------------------------------------------------------------------------------------------------------
Average Annual Total Return 2             +6.00%                +6.07%                    +6.56%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3           $10,600               $13,424                   $18,877
------------------------------------------------------------------------------------------------------
CLASS B                                  1-YEAR                5-YEAR              INCEPTION (1/1/99)
------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                +11.62%               +37.31%                   +28.79%
------------------------------------------------------------------------------------------------------
Average Annual Total Return 2             +7.62%                +6.23%                    +3.32%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3           $10,762               $13,531                   $12,879
------------------------------------------------------------------------------------------------------
CLASS C                                   1-YEAR                5-YEAR                   10-YEAR
------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                +11.60%               +37.21%                   +85.66%
------------------------------------------------------------------------------------------------------
Average Annual Total Return 2            +10.60%                +6.53%                    +6.38%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3           $11,060               $13,721                   $18,566
------------------------------------------------------------------------------------------------------
CLASS R                                   1-YEAR                3-YEAR             INCEPTION (1/1/02)
------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                +12.18%               +45.17%                   +23.15%
------------------------------------------------------------------------------------------------------
Average Annual Total Return 2            +12.18%               +13.23%                    +4.49%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3           $11,218               $14,517                   $12,315
------------------------------------------------------------------------------------------------------
ADVISOR CLASS 4                           1-YEAR                5-YEAR                   10-YEAR
------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                +12.73%               +44.23%                  +106.66%
------------------------------------------------------------------------------------------------------
Average Annual Total Return 2            +12.73%                +7.60%                    +7.53%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3           $11,273               $14,423                   $20,666
------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


16 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

CLASS A (10/1/96-9/30/06)

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

              DATE          FRANKLIN GROWTH FUND              S&P 500 5

            10/1/1996             $9,426                       $10,000
           10/31/1996             $9,451                       $10,276
           11/30/1996            $10,045                       $11,052
           12/31/1996             $9,843                       $10,833
            1/31/1997            $10,091                       $11,509
            2/28/1997            $10,112                       $11,600
            3/31/1997             $9,860                       $11,124
            4/30/1997            $10,213                       $11,787
            5/31/1997            $10,776                       $12,504
            6/30/1997            $10,978                       $13,064
            7/31/1997            $11,414                       $14,103
            8/31/1997            $11,032                       $13,314
            9/30/1997            $11,381                       $14,043
           10/31/1997            $11,284                       $13,574
           11/30/1997            $11,541                       $14,202
           12/31/1997            $11,675                       $14,446
            1/31/1998            $11,795                       $14,605
            2/28/1998            $12,291                       $15,658
            3/31/1998            $12,558                       $16,459
            4/30/1998            $12,726                       $16,625
            5/31/1998            $12,545                       $16,339
            6/30/1998            $12,782                       $17,003
            7/31/1998            $12,735                       $16,822
            8/31/1998            $11,662                       $14,392
            9/30/1998            $12,317                       $15,314
           10/31/1998            $13,075                       $16,559
           11/30/1998            $13,545                       $17,562
           12/31/1998            $13,837                       $18,574
            1/31/1999            $14,079                       $19,350
            2/28/1999            $13,929                       $18,749
            3/31/1999            $14,308                       $19,499
            4/30/1999            $14,774                       $20,254
            5/31/1999            $14,594                       $19,776
            6/30/1999            $15,205                       $20,873
            7/31/1999            $14,959                       $20,222
            8/31/1999            $15,020                       $20,122
            9/30/1999            $14,611                       $19,571
           10/31/1999            $14,849                       $20,809
           11/30/1999            $15,038                       $21,232
           12/31/1999            $15,523                       $22,482
            1/31/2000            $15,393                       $21,352
            2/29/2000            $15,033                       $20,948
            3/31/2000            $16,341                       $22,996
            4/30/2000            $16,535                       $22,305
            5/31/2000            $16,602                       $21,848
            6/30/2000            $16,836                       $22,387
            7/31/2000            $16,575                       $22,037
            8/31/2000            $17,303                       $23,405
            9/30/2000            $16,589                       $22,170
           10/31/2000            $16,809                       $22,076
           11/30/2000            $16,373                       $20,337
           12/31/2000            $16,692                       $20,437
            1/31/2001            $17,007                       $21,161
            2/28/2001            $16,154                       $19,233
            3/31/2001            $14,958                       $18,015
            4/30/2001            $16,163                       $19,414
            5/31/2001            $16,411                       $19,544
            6/30/2001            $15,658                       $19,069
            7/31/2001            $15,620                       $18,881
            8/31/2001            $14,910                       $17,700
            9/30/2001            $13,252                       $16,271
           10/31/2001            $13,695                       $16,581
           11/30/2001            $14,996                       $17,853
           12/31/2001            $15,112                       $18,010
            1/31/2002            $14,896                       $17,747
            2/28/2002            $14,790                       $17,405
            3/31/2002            $15,303                       $18,059
            4/30/2002            $14,335                       $16,965
            5/31/2002            $14,052                       $16,840
            6/30/2002            $12,992                       $15,641
            7/31/2002            $11,822                       $14,422
            8/31/2002            $11,846                       $14,517
            9/30/2002            $10,556                       $12,940
           10/31/2002            $11,289                       $14,078
           11/30/2002            $12,061                       $14,906
           12/31/2002            $11,432                       $14,031
            1/31/2003            $10,995                       $13,664
            2/28/2003            $10,745                       $13,459
            3/31/2003            $10,745                       $13,588
            4/30/2003            $11,528                       $14,708
            5/31/2003            $12,282                       $15,482
            6/30/2003            $12,647                       $15,680
            7/31/2003            $13,022                       $15,956
            8/31/2003            $13,310                       $16,267
            9/30/2003            $12,906                       $16,095
           10/31/2003            $13,670                       $17,005
           11/30/2003            $13,843                       $17,154
           12/31/2003            $14,636                       $18,053
            1/31/2004            $14,857                       $18,384
            2/29/2004            $14,924                       $18,640
            3/31/2004            $14,578                       $18,359
            4/30/2004            $14,587                       $18,071
            5/31/2004            $14,823                       $18,318
            6/30/2004            $15,429                       $18,674
            7/31/2004            $14,616                       $18,056
            8/31/2004            $14,491                       $18,129
            9/30/2004            $14,703                       $18,325
           10/31/2004            $14,881                       $18,605
           11/30/2004            $15,751                       $19,358
           12/31/2004            $16,289                       $20,016
            1/31/2005            $15,730                       $19,528
            2/28/2005            $16,005                       $19,939
            3/31/2005            $15,986                       $19,586
            4/30/2005            $15,605                       $19,215
            5/31/2005            $16,222                       $19,826
            6/30/2005            $16,044                       $19,854
            7/31/2005            $16,882                       $20,592
            8/31/2005            $16,820                       $20,405
            9/30/2005            $16,786                       $20,570
           10/31/2005            $16,656                       $20,227
           11/30/2005            $17,465                       $20,991
           12/31/2005            $17,651                       $20,998
            1/31/2006            $17,829                       $21,554
            2/28/2006            $18,071                       $21,613
            3/31/2006            $18,495                       $21,882
            4/30/2006            $18,640                       $22,175
            5/31/2006            $18,235                       $21,538
            6/30/2006            $18,128                       $21,566
            7/31/2006            $17,916                       $21,699
            8/31/2006            $18,341                       $22,215
            9/30/2006            $18,877                       $22,787

AVERAGE ANNUAL TOTAL RETURN
----------------------------------------------------
 CLASS A                                  9/30/06
----------------------------------------------------
 1-Year                                    +6.00%
----------------------------------------------------
 5-Year                                    +6.07%
----------------------------------------------------
 10-Year                                   +6.56%
----------------------------------------------------

CLASS B (1/1/99-9/30/06)

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

              DATE          FRANKLIN GROWTH FUND              S&P 500 5

              1/1/1999            $10,000                       $10,000
             1/31/1999            $10,172                       $10,418
             2/28/1999            $10,057                       $10,094
             3/31/1999            $10,324                       $10,498
             4/30/1999            $10,655                       $10,905
             5/31/1999            $10,515                       $10,647
             6/30/1999            $10,951                       $11,238
             7/31/1999            $10,766                       $10,887
             8/31/1999            $10,804                       $10,834
             9/30/1999            $10,502                       $10,537
            10/31/1999            $10,668                       $11,203
            11/30/1999            $10,792                       $11,431
            12/31/1999            $11,134                       $12,104
             1/31/2000            $11,031                       $11,496
             2/29/2000            $10,771                       $11,279
             3/31/2000            $11,698                       $12,381
             4/30/2000            $11,831                       $12,009
             5/31/2000            $11,873                       $11,763
             6/30/2000            $12,031                       $12,053
             7/31/2000            $11,837                       $11,865
             8/31/2000            $12,352                       $12,601
             9/30/2000            $11,834                       $11,936
            10/31/2000            $11,983                       $11,886
            11/30/2000            $11,665                       $10,949
            12/31/2000            $11,883                       $11,003
             1/31/2001            $12,102                       $11,393
             2/28/2001            $11,491                       $10,355
             3/31/2001            $10,630                        $9,699
             4/30/2001            $11,477                       $10,453
             5/31/2001            $11,648                       $10,523
             6/30/2001            $11,108                       $10,267
             7/31/2001            $11,070                       $10,166
             8/31/2001            $10,565                        $9,530
             9/30/2001             $9,380                        $8,760
            10/31/2001             $9,687                        $8,927
            11/30/2001            $10,609                        $9,612
            12/31/2001            $10,683                        $9,696
             1/31/2002            $10,522                        $9,555
             2/28/2002            $10,444                        $9,371
             3/31/2002            $10,796                        $9,723
             4/30/2002            $10,108                        $9,134
             5/31/2002             $9,903                        $9,067
             6/30/2002             $9,147                        $8,421
             7/31/2002             $8,319                        $7,765
             8/31/2002             $8,333                        $7,816
             9/30/2002             $7,420                        $6,967
            10/31/2002             $7,929                        $7,580
            11/30/2002             $8,470                        $8,025
            12/31/2002             $8,018                        $7,554
             1/31/2003             $7,710                        $7,357
             2/28/2003             $7,529                        $7,246
             3/31/2003             $7,526                        $7,316
             4/30/2003             $8,070                        $7,919
             5/31/2003             $8,590                        $8,335
             6/30/2003             $8,839                        $8,442
             7/31/2003             $9,096                        $8,591
             8/31/2003             $9,291                        $8,758
             9/30/2003             $9,003                        $8,665
            10/31/2003             $9,530                        $9,155
            11/30/2003             $9,647                        $9,236
            12/31/2003            $10,190                        $9,720
             1/31/2004            $10,338                        $9,898
             2/29/2004            $10,382                       $10,036
             3/31/2004            $10,132                        $9,884
             4/30/2004            $10,136                        $9,729
             5/31/2004            $10,293                        $9,863
             6/30/2004            $10,707                       $10,054
             7/31/2004            $10,132                        $9,722
             8/31/2004            $10,043                        $9,761
             9/30/2004            $10,184                        $9,866
            10/31/2004            $10,300                       $10,017
            11/30/2004            $10,895                       $10,422
            12/31/2004            $11,258                       $10,777
             1/31/2005            $10,868                       $10,514
             2/28/2005            $11,049                       $10,735
             3/31/2005            $11,032                       $10,545
             4/30/2005            $10,762                       $10,345
             5/31/2005            $11,179                       $10,674
             6/30/2005            $11,049                       $10,690
             7/31/2005            $11,617                       $11,087
             8/31/2005            $11,569                       $10,986
             9/30/2005            $11,538                       $11,075
            10/31/2005            $11,439                       $10,890
            11/30/2005            $11,990                       $11,301
            12/31/2005            $12,109                       $11,306
             1/31/2006            $12,226                       $11,605
             2/28/2006            $12,383                       $11,636
             3/31/2006            $12,667                       $11,781
             4/30/2006            $12,756                       $11,939
             5/31/2006            $12,469                       $11,596
             6/30/2006            $12,393                       $11,611
             7/31/2006            $12,239                       $11,683
             8/31/2006            $12,523                       $11,960
             9/30/2006            $12,879                       $12,268

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------------
 CLASS B                                  9/30/06
----------------------------------------------------
 1-Year                                    +7.62%
----------------------------------------------------
 5-Year                                    +6.23%
----------------------------------------------------
 Since Inception (1/1/99)                  +3.32%
----------------------------------------------------


                                                              Annual Report | 17

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------
 CLASS C                                 9/30/06
--------------------------------------------------
 1-Year                                  +10.60%
--------------------------------------------------
 5-Year                                   +6.53%
--------------------------------------------------
 10-Year                                  +6.38%
--------------------------------------------------

CLASS C (10/1/96-9/30/06)

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                DATE        FRANKLIN GROWTH FUND             S&P 500 5

             10/1/1996              $10,000                   $10,000
            10/31/1996              $10,022                   $10,276
            11/30/1996              $10,645                   $11,052
            12/31/1996              $10,423                   $10,833
             1/31/1997              $10,675                   $11,509
             2/28/1997              $10,693                   $11,600
             3/31/1997              $10,419                   $11,124
             4/30/1997              $10,787                   $11,787
             5/31/1997              $11,375                   $12,504
             6/30/1997              $11,577                   $13,064
             7/31/1997              $12,034                   $14,103
             8/31/1997              $11,617                   $13,314
             9/30/1997              $11,980                   $14,043
            10/31/1997              $11,873                   $13,574
            11/30/1997              $12,133                   $14,202
            12/31/1997              $12,266                   $14,446
             1/31/1998              $12,385                   $14,605
             2/28/1998              $12,898                   $15,658
             3/31/1998              $13,168                   $16,459
             4/30/1998              $13,337                   $16,625
             5/31/1998              $13,140                   $16,339
             6/30/1998              $13,378                   $17,003
             7/31/1998              $13,319                   $16,822
             8/31/1998              $12,193                   $14,392
             9/30/1998              $12,865                   $15,314
            10/31/1998              $13,653                   $16,559
            11/30/1998              $14,129                   $17,562
            12/31/1998              $14,428                   $18,574
             1/31/1999              $14,670                   $19,350
             2/28/1999              $14,503                   $18,749
             3/31/1999              $14,884                   $19,499
             4/30/1999              $15,363                   $20,254
             5/31/1999              $15,167                   $19,776
             6/30/1999              $15,795                   $20,873
             7/31/1999              $15,525                   $20,222
             8/31/1999              $15,581                   $20,122
             9/30/1999              $15,144                   $19,571
            10/31/1999              $15,381                   $20,809
            11/30/1999              $15,567                   $21,232
            12/31/1999              $16,064                   $22,482
             1/31/2000              $15,913                   $21,352
             2/29/2000              $15,536                   $20,948
             3/31/2000              $16,875                   $22,996
             4/30/2000              $17,059                   $22,305
             5/31/2000              $17,121                   $21,848
             6/30/2000              $17,352                   $22,387
             7/31/2000              $17,073                   $22,037
             8/31/2000              $17,814                   $23,405
             9/30/2000              $17,069                   $22,170
            10/31/2000              $17,286                   $22,076
            11/30/2000              $16,824                   $20,337
            12/31/2000              $17,143                   $20,437
             1/31/2001              $17,451                   $21,161
             2/28/2001              $16,571                   $19,233
             3/31/2001              $15,330                   $18,015
             4/30/2001              $16,557                   $19,414
             5/31/2001              $16,800                   $19,544
             6/30/2001              $16,020                   $19,069
             7/31/2001              $15,965                   $18,881
             8/31/2001              $15,235                   $17,700
             9/30/2001              $13,531                   $16,271
            10/31/2001              $13,973                   $16,581
            11/30/2001              $15,295                   $17,853
            12/31/2001              $15,402                   $18,010
             1/31/2002              $15,173                   $17,747
             2/28/2002              $15,059                   $17,405
             3/31/2002              $15,566                   $18,059
             4/30/2002              $14,576                   $16,965
             5/31/2002              $14,278                   $16,840
             6/30/2002              $13,193                   $15,641
             7/31/2002              $11,994                   $14,422
             8/31/2002              $12,014                   $14,517
             9/30/2002              $10,701                   $12,940
            10/31/2002              $11,437                   $14,078
            11/30/2002              $12,213                   $14,906
            12/31/2002              $11,566                   $14,031
             1/31/2003              $11,119                   $13,664
             2/28/2003              $10,855                   $13,459
             3/31/2003              $10,850                   $13,588
             4/30/2003              $11,636                   $14,708
             5/31/2003              $12,387                   $15,482
             6/30/2003              $12,745                   $15,680
             7/31/2003              $13,119                   $15,956
             8/31/2003              $13,397                   $16,267
             9/30/2003              $12,984                   $16,095
            10/31/2003              $13,740                   $17,005
            11/30/2003              $13,905                   $17,154
            12/31/2003              $14,696                   $18,053
             1/31/2004              $14,905                   $18,384
             2/29/2004              $14,969                   $18,640
             3/31/2004              $14,611                   $18,359
             4/30/2004              $14,611                   $18,071
             5/31/2004              $14,840                   $18,318
             6/30/2004              $15,437                   $18,674
             7/31/2004              $14,611                   $18,056
             8/31/2004              $14,477                   $18,129
             9/30/2004              $14,681                   $18,325
            10/31/2004              $14,850                   $18,605
            11/30/2004              $15,706                   $19,358
            12/31/2004              $16,233                   $20,016
             1/31/2005              $15,666                   $19,528
             2/28/2005              $15,929                   $19,939
             3/31/2005              $15,904                   $19,586
             4/30/2005              $15,511                   $19,215
             5/31/2005              $16,113                   $19,826
             6/30/2005              $15,929                   $19,854
             7/31/2005              $16,750                   $20,592
             8/31/2005              $16,681                   $20,405
             9/30/2005              $16,636                   $20,570
            10/31/2005              $16,492                   $20,227
            11/30/2005              $17,283                   $20,991
            12/31/2005              $17,457                   $20,998
             1/31/2006              $17,626                   $21,554
             2/28/2006              $17,850                   $21,613
             3/31/2006              $18,263                   $21,882
             4/30/2006              $18,392                   $22,175
             5/31/2006              $17,979                   $21,538
             6/30/2006              $17,865                   $21,566
             7/31/2006              $17,646                   $21,699
             8/31/2006              $18,054                   $22,215
             9/30/2006              $18,566                   $22,787

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------
 CLASS R                                 9/30/06
--------------------------------------------------
 1-Year                                  +12.18%
--------------------------------------------------
 3-Year                                  +13.23%
--------------------------------------------------
 Since Inception (1/1/02)                 +4.49%
--------------------------------------------------

CLASS R (1/1/02-9/30/06)

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                  DATE        FRANKLIN GROWTH FUND             S&P 500 5

                1/1/2002            $10,000                     $10,000
               1/31/2002             $9,832                      $9,854
               2/28/2002             $9,759                      $9,664
               3/31/2002            $10,098                     $10,028
               4/30/2002             $9,455                      $9,420
               5/31/2002             $9,265                      $9,351
               6/30/2002             $8,566                      $8,685
               7/31/2002             $7,793                      $8,008
               8/31/2002             $7,806                      $8,061
               9/30/2002             $6,957                      $7,185
              10/31/2002             $7,436                      $7,817
              11/30/2002             $7,946                      $8,277
              12/31/2002             $7,528                      $7,791
               1/31/2003             $7,240                      $7,587
               2/28/2003             $7,071                      $7,473
               3/31/2003             $7,071                      $7,545
               4/30/2003             $7,586                      $8,167
               5/31/2003             $8,080                      $8,596
               6/30/2003             $8,318                      $8,706
               7/31/2003             $8,562                      $8,860
               8/31/2003             $8,750                      $9,032
               9/30/2003             $8,483                      $8,937
              10/31/2003             $8,984                      $9,442
              11/30/2003             $9,095                      $9,525
              12/31/2003             $9,613                     $10,024
               1/31/2004             $9,755                     $10,208
               2/29/2004             $9,799                     $10,350
               3/31/2004             $9,571                     $10,194
               4/30/2004             $9,575                     $10,034
               5/31/2004             $9,730                     $10,171
               6/30/2004            $10,123                     $10,369
               7/31/2004             $9,587                     $10,026
               8/31/2004             $9,505                     $10,066
               9/30/2004             $9,640                     $10,175
              10/31/2004             $9,755                     $10,331
              11/30/2004            $10,323                     $10,749
              12/31/2004            $10,674                     $11,114
               1/31/2005            $10,306                     $10,843
               2/28/2005            $10,483                     $11,071
               3/31/2005            $10,467                     $10,876
               4/30/2005            $10,217                     $10,669
               5/31/2005            $10,620                     $11,009
               6/30/2005            $10,499                     $11,024
               7/31/2005            $11,045                     $11,434
               8/31/2005            $11,004                     $11,330
               9/30/2005            $10,978                     $11,422
              10/31/2005            $10,889                     $11,231
              11/30/2005            $11,416                     $11,655
              12/31/2005            $11,534                     $11,660
               1/31/2006            $11,651                     $11,968
               2/28/2006            $11,804                     $12,001
               3/31/2006            $12,083                     $12,150
               4/30/2006            $12,172                     $12,313
               5/31/2006            $11,906                     $11,959
               6/30/2006            $11,836                     $11,975
               7/31/2006            $11,693                     $12,049
               8/31/2006            $11,969                     $12,335
               9/30/2006            $12,315                     $12,653



18 | Annual Report

ADVISOR CLASS (10/1/96-9/30/06) 4

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                    DATE      FRANKLIN GROWTH FUND   S&P 500 5

                  10/1/1996         $10,000            $10,000
                 10/31/1996         $10,026            $10,276
                 11/30/1996         $10,657            $11,052
                 12/31/1996         $10,442            $10,833
                  1/31/1997         $10,793            $11,509
                  2/28/1997         $10,820            $11,600
                  3/31/1997         $10,555            $11,124
                  4/30/1997         $10,932            $11,787
                  5/31/1997         $11,535            $12,504
                  6/30/1997         $11,751            $13,064
                  7/31/1997         $12,222            $14,103
                  8/31/1997         $11,813            $13,314
                  9/30/1997         $12,190            $14,043
                 10/31/1997         $12,087            $13,574
                 11/30/1997         $12,371            $14,202
                 12/31/1997         $12,512            $14,446
                  1/31/1998         $12,646            $14,605
                  2/28/1998         $13,177            $15,658
                  3/31/1998         $13,469            $16,459
                  4/30/1998         $13,648            $16,625
                  5/31/1998         $13,460            $16,339
                  6/30/1998         $13,714            $17,003
                  7/31/1998         $13,667            $16,822
                  8/31/1998         $12,517            $14,392
                  9/30/1998         $13,224            $15,314
                 10/31/1998         $14,041            $16,559
                 11/30/1998         $14,549            $17,562
                 12/31/1998         $14,867            $18,574
                  1/31/1999         $15,131            $19,350
                  2/28/1999         $14,971            $18,749
                  3/31/1999         $15,377            $19,499
                  4/30/1999         $15,878            $20,254
                  5/31/1999         $15,694            $19,776
                  6/30/1999         $16,355            $20,873
                  7/31/1999         $16,091            $20,222
                  8/31/1999         $16,162            $20,122
                  9/30/1999         $15,722            $19,571
                 10/31/1999         $15,982            $20,809
                 11/30/1999         $16,190            $21,232
                 12/31/1999         $16,717            $22,482
                  1/31/2000         $16,577            $21,352
                  2/29/2000         $16,195            $20,948
                  3/31/2000         $17,607            $22,996
                  4/30/2000         $17,816            $22,305
                  5/31/2000         $17,893            $21,848
                  6/30/2000         $18,155            $22,387
                  7/31/2000         $17,873            $22,037
                  8/31/2000         $18,662            $23,405
                  9/30/2000         $17,898            $22,170
                 10/31/2000         $18,140            $22,076
                 11/30/2000         $17,671            $20,337
                 12/31/2000         $18,017            $20,437
                  1/31/2001         $18,361            $21,161
                  2/28/2001         $17,446            $19,233
                  3/31/2001         $16,154            $18,015
                  4/30/2001         $17,461            $19,414
                  5/31/2001         $17,733            $19,544
                  6/30/2001         $16,921            $19,069
                  7/31/2001         $16,885            $18,881
                  8/31/2001         $16,124            $17,700
                  9/30/2001         $14,329            $16,271
                 10/31/2001         $14,813            $16,581
                 11/30/2001         $16,227            $17,853
                 12/31/2001         $16,353            $18,010
                  1/31/2002         $16,120            $17,747
                  2/28/2002         $16,010            $17,405
                  3/31/2002         $16,571            $18,059
                  4/30/2002         $15,523            $16,965
                  5/31/2002         $15,222            $16,840
                  6/30/2002         $14,075            $15,641
                  7/31/2002         $12,808            $14,422
                  8/31/2002         $12,840            $14,517
                  9/30/2002         $11,444            $12,940
                 10/31/2002         $12,243            $14,078
                 11/30/2002         $13,083            $14,906
                 12/31/2002         $12,401            $14,031
                  1/31/2003         $11,932            $13,664
                  2/28/2003         $11,661            $13,459
                  3/31/2003         $11,666            $13,588
                  4/30/2003         $12,516            $14,708
                  5/31/2003         $13,339            $15,482
                  6/30/2003         $13,735            $15,680
                  7/31/2003         $14,147            $15,956
                  8/31/2003         $14,460            $16,267
                  9/30/2003         $14,027            $16,095
                 10/31/2003         $14,861            $17,005
                 11/30/2003         $15,048            $17,154
                 12/31/2003         $15,919            $18,053
                  1/31/2004         $16,160            $18,384
                  2/29/2004         $16,237            $18,640
                  3/31/2004         $15,861            $18,359
                  4/30/2004         $15,877            $18,071
                  5/31/2004         $16,138            $18,318
                  6/30/2004         $16,797            $18,674
                  7/31/2004         $15,919            $18,056
                  8/31/2004         $15,782            $18,129
                  9/30/2004         $16,018            $18,325
                 10/31/2004         $16,217            $18,605
                 11/30/2004         $17,169            $19,358
                 12/31/2004         $17,755            $20,016
                  1/31/2005         $17,151            $19,528
                  2/28/2005         $17,455            $19,939
                  3/31/2005         $17,439            $19,586
                  4/30/2005         $17,025            $19,215
                  5/31/2005         $17,702            $19,826
                  6/30/2005         $17,513            $19,854
                  7/31/2005         $18,427            $20,592
                  8/31/2005         $18,370            $20,405
                  9/30/2005         $18,332            $20,570
                 10/31/2005         $18,196            $20,227
                 11/30/2005         $19,079            $20,991
                 12/31/2005         $19,290            $20,998
                  1/31/2006         $19,490            $21,554
                  2/28/2006         $19,754            $21,613
                  3/31/2006         $20,229            $21,882
                  4/30/2006         $20,387            $22,175
                  5/31/2006         $19,944            $21,538
                  6/30/2006         $19,838            $21,566
                  7/31/2006         $19,612            $21,699
                  8/31/2006         $20,081            $22,215
                  9/30/2006         $20,666            $22,787

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------
 ADVISOR CLASS 4                      9/30/06
--------------------------------------------------
 1-Year                                +12.73%
--------------------------------------------------
 5-Year                                 +7.60%
--------------------------------------------------
 10-Year                                +7.53%
--------------------------------------------------

ENDNOTES

HISTORICALLY, THE FUND HAS FOCUSED ON LARGER COMPANIES. THE FUND MAY ALSO INVEST IN SMALL, RELATIVELY NEW AND/OR UNSEASONED COMPANIES, WHICH INVOLVES ADDITIONAL RISKS, AS THE PRICE OF THESE SECURITIES CAN BE VOLATILE, PARTICULARLY OVER THE SHORT TERM. IN ADDITION, THE FUND MAY INVEST UP TO 40% OF ITS NET ASSETS IN STOCKS OF FOREIGN COMPANIES, WHICH INVOLVE SPECIAL RISKS, INCLUDING CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. THE FUND'S PORTFOLIO INCLUDES INVESTMENTS IN TECHNOLOGY, WHICH HAS BEEN AMONG THE MARKET'S MOST VOLATILE SECTORS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +97.91% and +7.25%.

5. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.


                                                              Annual Report | 19

Your Fund's Expenses

FRANKLIN GROWTH FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


20 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------------------------
                                                  BEGINNING ACCOUNT          ENDING ACCOUNT        EXPENSES PAID DURING
CLASS A                                              VALUE 4/1/06            VALUE 9/30/06        PERIOD* 4/1/06-9/30/06
---------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000                  $1,020.60                  $4.56
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000                  $1,020.56                  $4.56
---------------------------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000                  $1,016.70                  $8.39
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000                  $1,016.75                  $8.39
---------------------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000                  $1,016.60                  $8.39
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000                  $1,016.75                  $8.39
---------------------------------------------------------------------------------------------------------------------------
CLASS R
---------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000                  $1,019.20                  $5.87
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000                  $1,019.25                  $5.87
---------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
---------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000                  $1,021.60                  $3.34
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000                  $1,021.76                  $3.35
---------------------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.90%; B: 1.66%; C: 1.66%; R: 1.16%; and Advisor: 0.66%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


                                                              Annual Report | 21

Franklin Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Income Fund seeks to maximize income while maintaining prospects for capital appreciation through a diversified portfolio of securities.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for Franklin Income Fund covers the fiscal year ended September 30, 2006.

PERFORMANCE OVERVIEW

Franklin Income Fund - Class A posted a +9.73% cumulative total return for the 12 months under review. The Fund underperformed the equity benchmark, the Standard & Poor's 500 Index (S&P 500), which returned +10.78%; outperformed the fixed income benchmark, the Lehman Brothers (LB) U.S. Aggregate Index, which returned +3.67%; and outperformed its peers as measured by the Lipper Mixed-Asset Target Allocation Moderate Funds Classification Average, which returned +7.33%, for the same period. 1 You can find the Fund's long-term performance data in the Performance Summary beginning on page 28.

ECONOMIC AND MARKET OVERVIEW

During the 12 months ended September 30, 2006, the U.S. economy advanced at a moderate pace. After a slow fourth quarter 2005, gross domestic product grew an annualized 5.6% in first quarter 2006, then slowed to estimated annualized rates of 2.6% in the second quarter and 1.6% in the third quarter.

1. Sources: Standard & Poor's Micropal; Lipper Inc. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The Lipper Mixed-Asset Target Allocation Moderate Funds Classification Average is calculated by averaging the total returns of all funds within the Lipper Mixed-Asset Target Allocation Moderate Funds classification in the Lipper Open-End underlying funds universe. Lipper Mixed-Asset Target Allocation Moderate Funds are defined as funds that, by portfolio practice, maintain a mix of between 40%-60% equity securities, with the remainder invested in bonds, cash and cash equivalents. For the 12-month period ended 9/30/06, there were 400 funds in this category. Lipper calculations do not include sales charges or expense subsidization by a fund's manager. The Fund's performance relative to the average may have differed if these and other factors had been considered. Past performance does not guarantee future results. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 83.


22 | Annual Report

Growth was driven by corporate profits, and consumer and government spending. Export growth picked up some momentum, but a wide trade deficit remained. Employment generally increased and the unemployment rate fell from 5.1% to 4.6%. 2 Although labor costs rose during the reporting period, hiring increased in many industries and personal income grew.

Elevated energy and other commodity prices were a primary economic concern. Oil prices were volatile and declined from a record high of $77 per barrel in July to $63 at period-end. Medical and pharmacy costs climbed substantially. Consumer confidence and spending remained strong but could weaken with the impact of higher prices. As home price appreciation slowed, borrowing against home equity flattened and could have a gradual effect on consumer spending. Inflation was also a concern, as the core Consumer Price Index (CPI) rose 2.9% for the 12 months ended September 30, 2006, which was higher than the 2.2% 10-year average. 3

The Federal Reserve Board (Fed) raised the federal funds target rate incrementally from 3.75% to 5.25%. In August and September, the Fed left the rate unchanged, citing moderate economic growth, a cooling housing market, and the lagging effect of prior tightening. The Fed stated that some inflation risk may remain and the extent and timing of any additional interest rate hikes will depend upon incoming data on inflation and economic growth.

In this environment, equity markets experienced dramatic rallies late in the period. Overall, the blue chip stocks of the Dow Jones Industrial Average posted a 12-month total return of +13.14%, the broader S&P 500 returned +10.78%, while the technology-heavy NASDAQ Composite Index had a total return of +6.66%. 4 Telecommunications, materials and financials stocks performed particularly well.

2.    Source: Bureau of Labor Statistics.

3. Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.

4. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. Please see footnote 1 for a description of the S&P 500. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.


                                                              Annual Report | 23

DIVIDEND DISTRIBUTIONS*
Franklin Income Fund
10/1/05-9/30/06

-----------------------------------------------------------------------------------------------------------------
                                                     DIVIDEND PER SHARE
                     --------------------------------------------------------------------------------------------
MONTH                   CLASS A        CLASS B     CLASS B1**       CLASS C          CLASS R      ADVISOR CLASS
-----------------------------------------------------------------------------------------------------------------
October                1.25 cents     1.06 cents   1.14 cents      1.14 cents       1.17 cents      1.28 cents
-----------------------------------------------------------------------------------------------------------------
November               1.25 cents     1.06 cents   1.14 cents      1.14 cents       1.17 cents      1.28 cents
-----------------------------------------------------------------------------------------------------------------
December               1.25 cents     1.08 cents   1.15 cents      1.15 cents       1.19 cents      1.28 cents
-----------------------------------------------------------------------------------------------------------------
January                1.25 cents     1.08 cents   1.15 cents      1.15 cents       1.19 cents      1.28 cents
-----------------------------------------------------------------------------------------------------------------
February               1.20 cents     1.03 cents   1.10 cents      1.10 cents       1.14 cents      1.23 cents
-----------------------------------------------------------------------------------------------------------------
March                  1.20 cents     1.02 cents   1.09 cents      1.10 cents       1.12 cents      1.23 cents
-----------------------------------------------------------------------------------------------------------------
April                  1.20 cents     1.02 cents   1.09 cents      1.10 cents       1.12 cents      1.23 cents
-----------------------------------------------------------------------------------------------------------------
May                    1.20 cents     1.02 cents   1.09 cents      1.10 cents       1.12 cents      1.23 cents
-----------------------------------------------------------------------------------------------------------------
June                   1.20 cents     1.03 cents   1.10 cents      1.10 cents       1.13 cents      1.23 cents
-----------------------------------------------------------------------------------------------------------------
July                   1.20 cents     1.03 cents   1.10 cents      1.10 cents       1.13 cents      1.23 cents
-----------------------------------------------------------------------------------------------------------------
August                 1.20 cents     1.03 cents   1.10 cents      1.10 cents       1.13 cents      1.23 cents
-----------------------------------------------------------------------------------------------------------------
September              1.13 cents     0.96 cents   1.02 cents      1.02 cents       1.06 cents      1.16 cents
-----------------------------------------------------------------------------------------------------------------
TOTAL                 14.53 CENTS    12.42 CENTS  13.27 CENTS     13.30 CENTS      13.67 CENTS     14.89 CENTS
-----------------------------------------------------------------------------------------------------------------

* All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

** On November 1, 2001, the Fund closed Class B to new investors and changed the name to Class B1; a new Class B became available to investors.

INVESTMENT STRATEGY

Based on our independent analysis of debt, convertible and equity securities, we search for undervalued or out-of-favor securities we believe offer opportunities for income today and significant growth tomorrow. We consider such factors as a company's experience and managerial strength; its responsiveness to changes in interest rates and business conditions; debt maturity schedules and borrowing requirements; a company's changing financial condition and market recognition of the change; and a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage and earnings.

MANAGER'S DISCUSSION

During the 12 months under review, the Fund's performance relative to the gains experienced in the overall U.S. equity market can be attributed to several factors. Significant investments in the health care and communications sectors, as well as strong performance from high yield electric utility and finance stocks, aided


24 | Annual Report

Fund performance. 5 Our emphasis on high yield corporate bonds helped offset modestly higher long-term interest rates during the period and drove the Fund's favorable performance relative to the overall fixed income market, as measured by the LB U.S. Aggregate Index.

At period-end, we had approximately 49% of the Fund's total net assets invested in equity securities including common stocks and convertible preferred stocks, about 48% in fixed income securities, and less than 2% in short-term investments and other net assets. During the Fund's fiscal year, short- and long-term interest rates rose relatively quickly, which provided us an attractive opportunity to increase the Fund's fixed income holdings. At the beginning of the reporting period, the Fund had approximately 53% invested in common stocks and convertible preferred stocks, 41% in fixed income securities, and 5% in short-term investments and other net assets.

The Fund held a significant amount of its total net assets in below-investment-grade corporate debt during the period due to our assessment of the attractive risk-reward tradeoff relative to other fixed income asset classes. During the period, higher coupon payments and tightening credit spreads, or yields over benchmark U.S. Treasury securities, contributed to the strong performance of high yield bonds, as represented by the +8.07% total return of the LB U.S. High Yield Index, relative to the +3.67% total return of the LB U.S. Aggregate Index. 6 The spread declined from 3.69 percentage points on September 30, 2005, to 3.52 percentage points at period-end. 6 This decline in average spread, which represents the amount of incremental yield required to compensate investors for credit risk, helped mitigate the effect of rising interest rates on the Fund's investments. A number of significant bond holdings, including Allied Waste North America, Case New Holland and General Motors Acceptance Corp., experienced price appreciation in addition to providing income over the 12-month period.

Contributors to Fund performance included health care sector investments, particularly common stock of some major pharmaceutical companies. Despite near-term challenges presented by drug patent disputes and expirations, generic drug competition, and drug liability issues, we found, based on our analysis, that the sector offered an attractive longer-term opportunity given above-average dividend yields, strong investment grade-rated balance sheets, and low valuations relative to historical ranges. During the period, the sector showed early signs of long-term, fundamental improvement from operational restructurings, cost reductions and drug development. Several investments performed well, including

5. The health care sector comprises health technology and health services in the SOI.

6. Sources: Lehman Brothers, Inc.; Standard & Poor's Micropal. The LB High Yield Index covers the universe of fixed rate, noninvestment-grade debt. The index includes both corporate and non-corporate sectors. Please see footnote 1 for a description of the LB U.S. Aggregate Index.

TOP 5 EQUITY HOLDINGS
Franklin Income Fund
9/30/06

--------------------------------------------------------------------------------
 COMPANY                                                             % OF TOTAL
 SECTOR/INDUSTRY                                                     NET ASSETS
--------------------------------------------------------------------------------
 Pfizer Inc.                                                               2.8%
  HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
 Merck & Co. Inc.                                                          2.5%
  HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
 Bank of America Corp.                                                     2.4%
  FINANCE
--------------------------------------------------------------------------------
 Public Service Enterprise Group Inc.                                      2.2%
  ELECTRIC UTILITIES
--------------------------------------------------------------------------------
 FirstEnergy Corp.                                                         1.7%
  ELECTRIC UTILITIES
--------------------------------------------------------------------------------

TOP 5 BOND HOLDINGS*
Franklin Income Fund
9/30/06

--------------------------------------------------------------------------------
 COMPANY                                                             % OF TOTAL
 SECTOR/INDUSTRY                                                     NET ASSETS
--------------------------------------------------------------------------------
 General Motors Acceptance Corp.                                           3.8%
  CONSUMER DURABLES
--------------------------------------------------------------------------------
 Ford Motor Credit Corp.                                                   3.6%
  CONSUMER DURABLES
--------------------------------------------------------------------------------
 Tenet Healthcare Corp.                                                    2.6%
  HEALTH SERVICES
--------------------------------------------------------------------------------
 Allied Waste North America Inc.                                           1.8%
  INDUSTRIAL SERVICES
--------------------------------------------------------------------------------
 TXU Corp.                                                                 1.7%
  ELECTRIC UTILITIES
--------------------------------------------------------------------------------

*     Does not include convertible bonds.


                                                              Annual Report | 25

PORTFOLIO BREAKDOWN
Franklin Income Fund
Based on Total Net Assets as of 9/30/06

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

Corporate Straight Bonds                                                   42.6%
Utilities Stocks                                                           17.6%
Health Technology Stocks                                                    8.5%
Finance Stocks                                                              6.6%
Energy Minerals Stocks                                                      4.6%
U.S. Government & Agency Securities                                         3.7%
Communications Stocks                                                       3.3%
Corporate Convertible Bonds                                                 2.4%
Electronic Technology Stocks                                                2.0%
Producer Manufacturing Stocks                                               1.7%
Industrial Services Stocks                                                  1.4%
Gas Distributors Stocks                                                     1.3%
Other                                                                       2.6%
Short-Term Investments & Other Net Assets                                   1.7%

Merck, Pfizer and Wyeth. We increased our stake in Johnson & Johnson in light of its leading position in a wide range of health care segments including pharmaceuticals, consumer products, medical devices and diagnostic markets. During the period Johnson & Johnson increased its dividend 13.6%.

The Fund's telecommunication services industry exposure helped performance, particularly our investment in BellSouth, which appreciated significantly following its announced merger with AT&T. 7 The telecommunication services industry's strong relative performance can be attributed in part to optimism regarding recent consolidation and resulting prospects for improved financial performance reflecting the benefits of scale and network synergies. A recent initiative to broaden product platforms to include video services offered telecommunications companies the potential to improve and expand their services to consumers, which may ultimately benefit companies' financial performance and the industry's competitive position. Although in its early stages, the initiative may create the opportunity to offer consumers an array of services including local and long-distance telephone, wireless phone, high-speed Internet, and television, which could provide a long-term competitive advantage over other services providers. During the period, the Fund's Verizon Communications position also benefited Fund performance.

The Fund's large weighting in the electric utilities sector helped Fund performance during the period. Utilities, as measured by the S&P 500 Utilities Index, returned +6.28% during the 12-month period. 8 Despite pressure from rising long-term interest rates, utility stocks benefited from above-market-average dividend yields and, what were, in our assessment, reasonable valuations relative to prospects for future earnings and dividend growth. One of our major investment themes is seeking utilities we believe can grow their dividends at above-average rates, which can help offset a rise in interest rates. At period-end, 23 of the Fund's 31 utility common stock investments were in companies that increased dividends in the past fiscal year. The remaining eight maintained their dividends. Examples of companies that increased their dividends include FirstEnergy, which paid a $1.78 dividend, up from $1.6125, and Alliant Energy, which distributed $1.125 in dividends, 7.1% more than the previous $1.05 dividend. During the reporting period, these two companies were among the Fund's top performing holdings.

The Fund also had several detractors from performance. Despite significant long-term asset value, independent power producer Calpine sought bankruptcy court protection on December 21, 2005, as fundamental conditions failed to improve quickly enough for the company to address a highly leveraged balance

7. Telecommunication services holdings are in the communications sector in the SOI.

8. Source: Standard & Poor's Micropal. The S&P 500 Utilities Index is a market capitalization-weighted index that includes electric utility stocks in the S&P 500.


26 | Annual Report
sheet. The default hindered Fund performance as the value of the Fund's investment in Calpine's senior convertible and nonconvertible unsecured notes declined in value, but the decline was partially offset by strength in our second-priority lien-secured notes. By period-end, the value of Calpine debt recovered somewhat from lows reached in late 2005.

Energy sector performance was volatile during the period as commodity prices fluctuated following substantial increases at the end of 2005. Last year's hurricane-induced supply disruptions were gradually replaced with increasing supplies and inventories as demand fell below expectations due to a warmer-than-expected winter season. Crude oil prices declined from $66 per barrel at the beginning of the period to $63 per barrel at period-end. Natural gas prices declined from $14 to $4 per million British thermal units (BTUs). Several energy sector holdings underperformed the Fund and overall market, including BP and Royal Dutch Shell, which hindered the Fund's results.

Thank you for your continued participation in Franklin Income Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]         /s/ Edward Perks

                        Edward Perks, CFA


[PHOTO OMITTED]         /s/ Charles B. Johnson

                        Charles B. Johnson

                        Portfolio Management Team
                        Franklin Income Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                              Annual Report | 27

Performance Summary as of 9/30/06

FRANKLIN INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FKINX)                         CHANGE     9/30/06    9/30/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$0.07       $2.57      $2.50
--------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/05-9/30/06)
--------------------------------------------------------------------------------
Dividend Income                     $0.1453
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0062
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.0090
--------------------------------------------------------------------------------
        TOTAL                       $0.1605
--------------------------------------------------------------------------------
CLASS B (SYMBOL: FBICX)                         CHANGE     9/30/06    9/30/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$0.07       $2.56      $2.49
--------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/05-9/30/06)
--------------------------------------------------------------------------------
Dividend Income                     $0.1242
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0062
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.0090
--------------------------------------------------------------------------------
        TOTAL                       $0.1394
--------------------------------------------------------------------------------
CLASS B1 (SYMBOL: FICBX)                        CHANGE     9/30/06    9/30/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$0.07       $2.57      $2.50
--------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/05-9/30/06)
--------------------------------------------------------------------------------
Dividend Income                     $0.1327
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0062
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.0090
--------------------------------------------------------------------------------
        TOTAL                       $0.1479
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FCISX)                         CHANGE     9/30/06    9/30/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$0.08       $2.59      $2.51
--------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/05-9/30/06)
--------------------------------------------------------------------------------
Dividend Income                     $0.1330
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0062
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.0090
--------------------------------------------------------------------------------
        TOTAL                       $0.1482
--------------------------------------------------------------------------------


28 | Annual Report

--------------------------------------------------------------------------------
CLASS R (SYMBOL: FISRX)                           CHANGE     9/30/06   9/30/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                             +$0.07       $2.55     $2.48
--------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/05-9/30/06)
--------------------------------------------------------------------------------
Dividend Income                     $0.1367
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0062
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.0090
--------------------------------------------------------------------------------
        TOTAL                       $0.1519
--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FRIAX)                     CHANGE     9/30/06   9/30/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                             +$0.07       $2.56     $2.49
--------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/05-9/30/06)
--------------------------------------------------------------------------------
Dividend Income                     $0.1489
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0062
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.0090
--------------------------------------------------------------------------------
        TOTAL                       $0.1641
--------------------------------------------------------------------------------


                                                              Annual Report | 29

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B/B1: CONTINGENT DEFERRED SALES CHARGE
(CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS
C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

---------------------------------------------------------------------------------------------
CLASS A                                           1-YEAR        5-YEAR           10-YEAR
---------------------------------------------------------------------------------------------
Cumulative Total Return 1                         +9.73%       +71.84%          +147.26%
---------------------------------------------------------------------------------------------
Average Annual Total Return 2                     +5.11%       +10.43%            +9.01%
---------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                   $10,511       $16,424           $23,695
---------------------------------------------------------------------------------------------
   Distribution Rate 4               5.06%
---------------------------------------------------------------------------------------------
   30-Day Standardized Yield 5       5.20%
---------------------------------------------------------------------------------------------
CLASS B                                          1-YEAR        3-YEAR    INCEPTION (11/1/01)
---------------------------------------------------------------------------------------------
Cumulative Total Return 1                         +8.83%       +36.63%           +63.21%
---------------------------------------------------------------------------------------------
Average Annual Total Return 2                     +4.83%       +10.15%           +10.21%
---------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                   $10,483       $13,363           $16,121
---------------------------------------------------------------------------------------------
   Distribution Rate 4               4.50%
---------------------------------------------------------------------------------------------
   30-Day Standardized Yield 5       4.59%
---------------------------------------------------------------------------------------------
CLASS B1                                          1-YEAR        5-YEAR    INCEPTION (1/1/99)
---------------------------------------------------------------------------------------------
Cumulative Total Return 1                         +9.17%       +67.59%           +92.04%
---------------------------------------------------------------------------------------------
Average Annual Total Return 2                     +5.17%       +10.61%            +8.79%
---------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                   $10,517       $16,559           $19,204
---------------------------------------------------------------------------------------------
   Distribution Rate 4               4.76%
---------------------------------------------------------------------------------------------
   30-Day Standardized Yield 5       4.94%
---------------------------------------------------------------------------------------------
CLASS C                                           1-YEAR        5-YEAR           10-YEAR
---------------------------------------------------------------------------------------------
Cumulative Total Return 1                         +9.56%       +67.85%          +136.32%
---------------------------------------------------------------------------------------------
Average Annual Total Return 2                     +8.56%       +10.91%            +8.98%
---------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                   $10,856       $16,785           $23,632
---------------------------------------------------------------------------------------------
   Distribution Rate 4               4.73%
---------------------------------------------------------------------------------------------
   30-Day Standardized Yield 5       4.93%
---------------------------------------------------------------------------------------------
CLASS R                                           1-YEAR        3-YEAR    INCEPTION (1/1/02)
---------------------------------------------------------------------------------------------
Cumulative Total Return 1                         +9.43%       +38.92%           +62.12%
---------------------------------------------------------------------------------------------
Average Annual Total Return 2                     +9.43%       +11.58%           +10.73%
---------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                   $10,943       $13,892           $16,212
---------------------------------------------------------------------------------------------
   Distribution Rate 4               4.99%
---------------------------------------------------------------------------------------------
   30-Day Standardized Yield 5       5.08%
---------------------------------------------------------------------------------------------
ADVISOR CLASS 6                                   1-YEAR        5-YEAR           10-YEAR
---------------------------------------------------------------------------------------------
Cumulative Total Return 1                         +9.94%       +72.72%          +152.70%
---------------------------------------------------------------------------------------------
Average Annual Total Return 2                     +9.94%       +11.55%            +9.71%
---------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                   $10,994       $17,272           $25,270
---------------------------------------------------------------------------------------------
   Distribution Rate 4               5.44%
---------------------------------------------------------------------------------------------
   30-Day Standardized Yield 5       5.59%
---------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


30 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

CLASS A (10/1/96-9/30/06)

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                          FRANKLIN                  LB U.S.       LIPPER MIXED-ASSET TARGET
                           INCOME                  AGGREGATE      ALLOCATION MODERATE FUNDS
            DATE            FUND    S&P 500 7       INDEX 7        CLASSIFICATION AVERAGE 7
          10/1/1996        $9,583    $10,000        $10,000               $10,000
         10/31/1996        $9,772    $10,276        $10,222               $10,220
         11/30/1996       $10,004    $11,052        $10,397               $10,665
         12/31/1996       $10,068    $10,833        $10,300               $10,597
          1/31/1997       $10,218    $11,509        $10,331               $10,861
          2/28/1997       $10,326    $11,600        $10,357               $10,914
          3/31/1997       $10,087    $11,124        $10,242               $10,650
          4/30/1997       $10,152    $11,787        $10,396               $10,886
          5/31/1997       $10,482    $12,504        $10,494               $11,324
          6/30/1997       $10,682    $13,064        $10,619               $11,643
          7/31/1997       $10,971    $14,103        $10,905               $12,213
          8/31/1997       $10,904    $13,314        $10,812               $11,916
          9/30/1997       $11,243    $14,043        $10,971               $12,374
         10/31/1997       $11,083    $13,574        $11,130               $12,173
         11/30/1997       $11,425    $14,202        $11,182               $12,356
         12/31/1997       $11,764    $14,446        $11,294               $12,548
          1/31/1998       $11,647    $14,605        $11,439               $12,605
          2/28/1998       $11,811    $15,658        $11,431               $13,059
          3/31/1998       $12,167    $16,459        $11,470               $13,417
          4/30/1998       $12,000    $16,625        $11,530               $13,476
          5/31/1998       $11,880    $16,339        $11,639               $13,371
          6/30/1998       $11,904    $17,003        $11,738               $13,525
          7/31/1998       $11,685    $16,822        $11,763               $13,357
          8/31/1998       $10,929    $14,392        $11,954               $12,260
          9/30/1998       $11,493    $15,314        $12,234               $12,683
         10/31/1998       $11,518    $16,559        $12,170               $13,104
         11/30/1998       $11,891    $17,562        $12,239               $13,546
         12/31/1998       $11,876    $18,574        $12,275               $13,943
          1/31/1999       $11,699    $19,350        $12,363               $14,106
          2/28/1999       $11,367    $18,749        $12,147               $13,760
          3/31/1999       $11,547    $19,499        $12,215               $14,027
          4/30/1999       $12,141    $20,254        $12,253               $14,479
          5/31/1999       $12,219    $19,776        $12,146               $14,291
          6/30/1999       $12,193    $20,873        $12,107               $14,615
          7/31/1999       $12,061    $20,222        $12,056               $14,406
          8/31/1999       $12,088    $20,122        $12,050               $14,256
          9/30/1999       $11,955    $19,571        $12,189               $14,100
         10/31/1999       $11,928    $20,809        $12,234               $14,439
         11/30/1999       $11,739    $21,232        $12,234               $14,624
         12/31/1999       $11,788    $22,482        $12,175               $15,088
          1/31/2000       $11,872    $21,352        $12,135               $14,724
          2/29/2000       $11,678    $20,948        $12,281               $14,796
          3/31/2000       $11,873    $22,996        $12,443               $15,462
          4/30/2000       $12,296    $22,305        $12,408               $15,188
          5/31/2000       $12,494    $21,848        $12,402               $15,044
          6/30/2000       $12,580    $22,387        $12,660               $15,347
          7/31/2000       $12,723    $22,037        $12,775               $15,274
          8/31/2000       $13,447    $23,405        $12,960               $15,910
          9/30/2000       $13,709    $22,170        $13,041               $15,588
         10/31/2000       $13,504    $22,076        $13,128               $15,482
         11/30/2000       $13,414    $20,337        $13,342               $14,886
         12/31/2000       $14,215    $20,437        $13,590               $15,296
          1/31/2001       $14,187    $21,161        $13,812               $15,614
          2/28/2001       $14,460    $19,233        $13,933               $14,997
          3/31/2001       $14,245    $18,015        $14,002               $14,495
          4/30/2001       $14,524    $19,414        $13,944               $15,093
          5/31/2001       $14,803    $19,544        $14,028               $15,172
          6/30/2001       $14,459    $19,069        $14,081               $14,973
          7/31/2001       $14,301    $18,881        $14,396               $14,924
          8/31/2001       $14,460    $17,700        $14,561               $14,560
          9/30/2001       $13,789    $16,271        $14,731               $13,791
         10/31/2001       $13,885    $16,581        $15,039               $14,065
         11/30/2001       $14,176    $17,853        $14,832               $14,549
         12/31/2001       $14,308    $18,010        $14,738               $14,651
          1/31/2002       $14,406    $17,747        $14,857               $14,522
          2/28/2002       $14,506    $17,405        $15,001               $14,409
          3/31/2002       $14,940    $18,059        $14,751               $14,714
          4/30/2002       $15,028    $16,965        $15,037               $14,480
          5/31/2002       $14,980    $16,840        $15,165               $14,443
          6/30/2002       $14,046    $15,641        $15,296               $13,866
          7/31/2002       $13,381    $14,422        $15,481               $13,202
          8/31/2002       $13,817    $14,517        $15,742               $13,336
          9/30/2002       $13,212    $12,940        $15,997               $12,630
         10/31/2002       $13,303    $14,078        $15,924               $13,047
         11/30/2002       $14,028    $14,906        $15,920               $13,507
         12/31/2002       $14,156    $14,031        $16,249               $13,244
          1/31/2003       $14,247    $13,664        $16,263               $13,080
          2/28/2003       $14,053    $13,459        $16,488               $13,012
          3/31/2003       $14,364    $13,588        $16,475               $13,069
          4/30/2003       $15,262    $14,708        $16,611               $13,720
          5/31/2003       $16,092    $15,482        $16,921               $14,291
          6/30/2003       $16,409    $15,680        $16,887               $14,412
          7/31/2003       $16,208    $15,956        $16,319               $14,408
          8/31/2003       $16,455    $16,267        $16,428               $14,621
          9/30/2003       $16,928    $16,095        $16,863               $14,707
         10/31/2003       $17,404    $17,005        $16,705               $15,134
         11/30/2003       $17,655    $17,154        $16,745               $15,287
         12/31/2003       $18,539    $18,053        $16,916               $15,785
          1/31/2004       $18,793    $18,384        $17,052               $15,987
          2/29/2004       $18,817    $18,640        $17,236               $16,176
          3/31/2004       $18,840    $18,359        $17,365               $16,138
          4/30/2004       $18,549    $18,071        $16,914               $15,777
          5/31/2004       $18,493    $18,318        $16,846               $15,824
          6/30/2004       $18,756    $18,674        $16,941               $16,043
          7/31/2004       $18,860    $18,056        $17,109               $15,786
          8/31/2004       $19,285    $18,129        $17,435               $15,928
          9/30/2004       $19,552    $18,325        $17,483               $16,111
         10/31/2004       $19,819    $18,605        $17,629               $16,314
         11/30/2004       $20,252    $19,358        $17,489               $16,722
         12/31/2004       $20,796    $20,016        $17,650               $17,108
          1/31/2005       $20,407    $19,528        $17,760               $16,896
          2/28/2005       $20,928    $19,939        $17,656               $17,119
          3/31/2005       $20,529    $19,586        $17,565               $16,890
          4/30/2005       $20,214    $19,215        $17,803               $16,726
          5/31/2005       $20,658    $19,826        $17,995               $17,047
          6/30/2005       $21,275    $19,854        $18,093               $17,190
          7/31/2005       $21,723    $20,592        $17,929               $17,529
          8/31/2005       $21,659    $20,405        $18,159               $17,566
          9/30/2005       $21,594    $20,570        $17,971               $17,636
         10/31/2005       $20,921    $20,227        $17,829               $17,354
         11/30/2005       $20,856    $20,991        $17,908               $17,706
         12/31/2005       $21,181    $20,998        $18,078               $17,857
          1/31/2006       $21,823    $21,554        $18,079               $18,282
          2/28/2006       $22,019    $21,613        $18,139               $18,291
          3/31/2006       $22,126    $21,882        $17,961               $18,435
          4/30/2006       $22,414    $22,175        $17,929               $18,625
          5/31/2006       $22,342    $21,538        $17,910               $18,256
          6/30/2006       $22,542    $21,566        $17,948               $18,264
          7/31/2006       $23,108    $21,699        $18,190               $18,379
          8/31/2006       $23,493    $22,215        $18,469               $18,678
          9/30/2006       $23,695    $22,787        $18,631               $18,923

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------------
 CLASS A                           9/30/06
-----------------------------------------------
 1-Year                             +5.11%
-----------------------------------------------
 5-Year                            +10.43%
-----------------------------------------------
 10-Year                            +9.01%
-----------------------------------------------

CLASS B (11/1/01-9/30/06)

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                          FRANKLIN                  LB U.S.       LIPPER MIXED-ASSET TARGET
                           INCOME                  AGGREGATE      ALLOCATION MODERATE FUNDS
            DATE            FUND      S&P 500 7     INDEX 7        CLASSIFICATION AVERAGE 7
          11/1/2001        $10,000    $10,000      $10,000                $10,000
         11/30/2001        $10,186    $10,767       $9,862                $10,344
         12/31/2001        $10,229    $10,861       $9,799                $10,416
          1/31/2002        $10,344    $10,703       $9,879                $10,325
          2/28/2002        $10,411    $10,496       $9,975                $10,244
          3/31/2002        $10,671    $10,891       $9,809                $10,461
          4/30/2002        $10,774    $10,231       $9,999                $10,295
          5/31/2002        $10,731    $10,156      $10,084                $10,268
          6/30/2002        $10,006     $9,433      $10,171                 $9,859
          7/31/2002         $9,571     $8,698      $10,294                 $9,386
          8/31/2002         $9,875     $8,755      $10,468                 $9,481
          9/30/2002         $9,437     $7,804      $10,637                 $8,980
         10/31/2002         $9,445     $8,490      $10,589                 $9,276
         11/30/2002         $9,955     $8,990      $10,586                 $9,603
         12/31/2002        $10,091     $8,462      $10,804                 $9,416
          1/31/2003        $10,098     $8,241      $10,814                 $9,299
          2/28/2003        $10,004     $8,117      $10,963                 $9,251
          3/31/2003        $10,167     $8,195      $10,955                 $9,292
          4/30/2003        $10,851     $8,870      $11,045                 $9,754
          5/31/2003        $11,382     $9,337      $11,251                $10,160
          6/30/2003        $11,653     $9,456      $11,229                $10,247
          7/31/2003        $11,502     $9,623      $10,851                $10,243
          8/31/2003        $11,671     $9,810      $10,923                $10,395
          9/30/2003        $11,944     $9,706      $11,213                $10,456
         10/31/2003        $12,273    $10,255      $11,108                $10,760
         11/30/2003        $12,496    $10,345      $11,135                $10,868
         12/31/2003        $13,057    $10,887      $11,248                $11,223
          1/31/2004        $13,228    $11,087      $11,338                $11,366
          2/29/2004        $13,290    $11,241      $11,461                $11,500
          3/31/2004        $13,242    $11,072      $11,547                $11,474
          4/30/2004        $13,082    $10,898      $11,247                $11,217
          5/31/2004        $12,979    $11,048      $11,201                $11,251
          6/30/2004        $13,210    $11,262      $11,265                $11,406
          7/31/2004        $13,219    $10,890      $11,376                $11,223
          8/31/2004        $13,508    $10,933      $11,593                $11,324
          9/30/2004        $13,687    $11,052      $11,625                $11,455
         10/31/2004        $13,866    $11,220      $11,722                $11,599
         11/30/2004        $14,160    $11,674      $11,629                $11,889
         12/31/2004        $14,531    $12,071      $11,736                $12,164
          1/31/2005        $14,306    $11,777      $11,810                $12,013
          2/28/2005        $14,602    $12,025      $11,740                $12,171
          3/31/2005        $14,313    $11,812      $11,680                $12,008
          4/30/2005        $14,082    $11,588      $11,838                $11,892
          5/31/2005        $14,381    $11,957      $11,966                $12,120
          6/30/2005        $14,803    $11,974      $12,031                $12,222
          7/31/2005        $15,107    $12,419      $11,921                $12,463
          8/31/2005        $15,053    $12,306      $12,074                $12,489
          9/30/2005        $14,996    $12,405      $11,950                $12,539
         10/31/2005        $14,516    $12,198      $11,855                $12,338
         11/30/2005        $14,459    $12,659      $11,908                $12,589
         12/31/2005        $14,675    $12,664      $12,021                $12,696
          1/31/2006        $15,111    $12,999      $12,022                $12,998
          2/28/2006        $15,236    $13,034      $12,062                $13,004
          3/31/2006        $15,300    $13,196      $11,943                $13,107
          4/30/2006        $15,488    $13,374      $11,922                $13,242
          5/31/2006        $15,427    $12,989      $11,909                $12,980
          6/30/2006        $15,555    $13,006      $11,934                $12,985
          7/31/2006        $15,936    $13,086      $12,095                $13,067
          8/31/2006        $16,191    $13,397      $12,281                $13,280
          9/30/2006        $16,121    $13,742      $12,388                $13,454

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------
 CLASS B                          9/30/06
--------------------------------------------
 1-Year                            +4.83%
--------------------------------------------
 3-Year                           +10.15%
--------------------------------------------
 Since Inception (11/1/01)        +10.21%
--------------------------------------------


                                                              Annual Report | 31

AVERAGE ANNUAL TOTAL RETURN

---------------------------------------------
 CLASS B1                          9/30/06
---------------------------------------------
 1-Year                             +5.17%
---------------------------------------------
 5-Year                            +10.61%
---------------------------------------------
 Since Inception (1/1/99)           +8.79%
---------------------------------------------

CLASS B1 (1/1/99-9/30/06)

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                       FRANKLIN                      LB U.S.    LIPPER MIXED-ASSET TARGET
                        INCOME                      AGGREGATE   ALLOCATION MODERATE FUNDS
         DATE            FUND         S&P 500 7      INDEX 7    CLASSIFICATION AVERAGE 7
        1/1/1999        $10,000        $10,000        $10,000          $10,000
       1/31/1999         $9,851        $10,418        $10,071          $10,117
       2/28/1999         $9,568        $10,094         $9,896           $9,869
       3/31/1999         $9,717        $10,498         $9,950          $10,061
       4/30/1999        $10,213        $10,905         $9,982          $10,385
       5/31/1999        $10,230        $10,647         $9,894          $10,250
       6/30/1999        $10,248        $11,238         $9,863          $10,482
       7/31/1999        $10,133        $10,887         $9,821          $10,332
       8/31/1999        $10,150        $10,834         $9,816          $10,225
       9/30/1999        $10,035        $10,537         $9,930          $10,112
      10/31/1999        $10,009        $11,203         $9,967          $10,356
      11/30/1999         $9,845        $11,431         $9,966          $10,489
      12/31/1999         $9,883        $12,104         $9,918          $10,821
       1/31/2000         $9,949        $11,496         $9,885          $10,560
       2/29/2000         $9,782        $11,279        $10,005          $10,612
       3/31/2000         $9,941        $12,381        $10,137          $11,090
       4/30/2000        $10,290        $12,009        $10,108          $10,893
       5/31/2000        $10,452        $11,763        $10,103          $10,790
       6/30/2000        $10,519        $12,053        $10,313          $11,007
       7/31/2000        $10,633        $11,865        $10,407          $10,955
       8/31/2000        $11,233        $12,601        $10,558          $11,411
       9/30/2000        $11,448        $11,936        $10,624          $11,180
      10/31/2000        $11,271        $11,886        $10,694          $11,104
      11/30/2000        $11,242        $10,949        $10,869          $10,677
      12/31/2000        $11,856        $11,003        $11,071          $10,970
       1/31/2001        $11,827        $11,393        $11,252          $11,199
       2/28/2001        $12,051        $10,355        $11,350          $10,756
       3/31/2001        $11,867         $9,699        $11,407          $10,396
       4/30/2001        $12,093        $10,453        $11,360          $10,825
       5/31/2001        $12,321        $10,523        $11,428          $10,881
       6/30/2001        $12,030        $10,267        $11,471          $10,739
       7/31/2001        $11,894        $10,166        $11,728          $10,703
       8/31/2001        $12,021         $9,530        $11,862          $10,442
       9/30/2001        $11,460         $8,760        $12,000           $9,891
      10/31/2001        $11,535         $8,927        $12,251          $10,088
      11/30/2001        $11,772         $9,612        $12,082          $10,435
      12/31/2001        $11,877         $9,696        $12,006          $10,508
       1/31/2002        $11,954         $9,555        $12,103          $10,415
       2/28/2002        $12,031         $9,371        $12,220          $10,334
       3/31/2002        $12,388         $9,723        $12,017          $10,553
       4/30/2002        $12,455         $9,134        $12,250          $10,385
       5/31/2002        $12,410         $9,067        $12,354          $10,358
       6/30/2002        $11,630         $8,421        $12,461           $9,945
       7/31/2002        $11,074         $7,765        $12,611           $9,469
       8/31/2002        $11,429         $7,816        $12,824           $9,564
       9/30/2002        $10,925         $6,967        $13,032           $9,058
      10/31/2002        $10,995         $7,580        $12,972           $9,357
      11/30/2002        $11,590         $8,025        $12,969           $9,688
      12/31/2002        $11,690         $7,554        $13,237           $9,499
       1/31/2003        $11,762         $7,357        $13,248           $9,381
       2/28/2003        $11,597         $7,246        $13,431           $9,332
       3/31/2003        $11,849         $7,316        $13,421           $9,373
       4/30/2003        $12,583         $7,919        $13,532           $9,840
       5/31/2003        $13,261         $8,335        $13,784          $10,249
       6/30/2003        $13,517         $8,442        $13,757          $10,337
       7/31/2003        $13,347         $8,591        $13,294          $10,333
       8/31/2003        $13,546         $8,758        $13,383          $10,486
       9/30/2003        $13,929         $8,665        $13,737          $10,548
      10/31/2003        $14,314         $9,155        $13,609          $10,854
      11/30/2003        $14,514         $9,236        $13,641          $10,964
      12/31/2003        $15,234         $9,720        $13,780          $11,321
       1/31/2004        $15,437         $9,898        $13,891          $11,466
       2/29/2004        $15,514        $10,036        $14,041          $11,601
       3/31/2004        $15,461         $9,884        $14,147          $11,575
       4/30/2004        $15,215         $9,729        $13,778          $11,315
       5/31/2004        $15,162         $9,863        $13,723          $11,349
       6/30/2004        $15,371        $10,054        $13,801          $11,506
       7/31/2004        $15,450         $9,722        $13,938          $11,322
       8/31/2004        $15,793         $9,761        $14,203          $11,424
       9/30/2004        $16,004         $9,866        $14,242          $11,555
      10/31/2004        $16,217        $10,017        $14,361          $11,701
      11/30/2004        $16,564        $10,422        $14,247          $11,993
      12/31/2004        $17,001        $10,777        $14,378          $12,270
       1/31/2005        $16,743        $10,514        $14,468          $12,118
       2/28/2005        $17,093        $10,735        $14,383          $12,278
       3/31/2005        $16,761        $10,545        $14,309          $12,114
       4/30/2005        $16,497        $10,345        $14,503          $11,996
       5/31/2005        $16,851        $10,674        $14,660          $12,226
       6/30/2005        $17,347        $10,690        $14,739          $12,329
       7/31/2005        $17,706        $11,087        $14,605          $12,572
       8/31/2005        $17,647        $10,986        $14,793          $12,598
       9/30/2005        $17,587        $11,075        $14,640          $12,649
      10/31/2005        $17,032        $10,890        $14,524          $12,446
      11/30/2005        $16,970        $11,301        $14,589          $12,699
      12/31/2005        $17,228        $11,306        $14,727          $12,807
       1/31/2006        $17,743        $11,605        $14,728          $13,112
       2/28/2006        $17,896        $11,636        $14,777          $13,118
       3/31/2006        $17,975        $11,781        $14,632          $13,222
       4/30/2006        $18,201        $11,939        $14,605          $13,358
       5/31/2006        $18,134        $11,596        $14,590          $13,094
       6/30/2006        $18,288        $11,611        $14,621          $13,099
       7/31/2006        $18,740        $11,683        $14,818          $13,181
       8/31/2006        $19,045        $11,960        $15,045          $13,396
       9/30/2006        $19,204        $12,268        $15,177          $13,572

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------
 CLASS C                           9/30/06
----------------------------------------------
 1-Year                             +8.56%
----------------------------------------------
 5-Year                            +10.91%
----------------------------------------------
 10-Year                            +8.98%
----------------------------------------------

CLASS C (10/1/96-9/30/06)

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                       FRANKLIN                      LB U.S.      LIPPER MIXED-ASSET TARGET
                        INCOME                      AGGREGATE     ALLOCATION MODERATE FUNDS
        DATE             FUND         S&P 500 7      INDEX 7       CLASSIFICATION AVERAGE 7
      10/1/1996         $10,000        $10,000        $10,000                $10,000
     10/31/1996         $10,192        $10,276        $10,222                $10,220
     11/30/1996         $10,474        $11,052        $10,397                $10,665
     12/31/1996         $10,492        $10,833        $10,300                $10,597
      1/31/1997         $10,644        $11,509        $10,331                $10,861
      2/28/1997         $10,797        $11,600        $10,357                $10,914
      3/31/1997         $10,544        $11,124        $10,242                $10,650
      4/30/1997         $10,561        $11,787        $10,396                $10,886
      5/31/1997         $10,900        $12,504        $10,494                $11,324
      6/30/1997         $11,148        $13,064        $10,619                $11,643
      7/31/1997         $11,444        $14,103        $10,905                $12,213
      8/31/1997         $11,370        $13,314        $10,812                $11,916
      9/30/1997         $11,672        $14,043        $10,971                $12,374
     10/31/1997         $11,549        $13,574        $11,130                $12,173
     11/30/1997         $11,852        $14,202        $11,182                $12,356
     12/31/1997         $12,197        $14,446        $11,294                $12,548
      1/31/1998         $12,071        $14,605        $11,439                $12,605
      2/28/1998         $12,236        $15,658        $11,431                $13,059
      3/31/1998         $12,598        $16,459        $11,470                $13,417
      4/30/1998         $12,470        $16,625        $11,530                $13,476
      5/31/1998         $12,292        $16,339        $11,639                $13,371
      6/30/1998         $12,361        $17,003        $11,738                $13,525
      7/31/1998         $12,130        $16,822        $11,763                $13,357
      8/31/1998         $11,343        $14,392        $11,954                $12,260
      9/30/1998         $11,871        $15,314        $12,234                $12,683
     10/31/1998         $11,943        $16,559        $12,170                $13,104
     11/30/1998         $12,322        $17,562        $12,239                $13,546
     12/31/1998         $12,250        $18,574        $12,275                $13,943
      1/31/1999         $12,114        $19,350        $12,363                $14,106
      2/28/1999         $11,767        $18,749        $12,147                $13,760
      3/31/1999         $11,947        $19,499        $12,215                $14,027
      4/30/1999         $12,553        $20,254        $12,253                $14,479
      5/31/1999         $12,574        $19,776        $12,146                $14,291
      6/30/1999         $12,596        $20,873        $12,107                $14,615
      7/31/1999         $12,456        $20,222        $12,056                $14,406
      8/31/1999         $12,424        $20,122        $12,050                $14,256
      9/30/1999         $12,282        $19,571        $12,189                $14,100
     10/31/1999         $12,304        $20,809        $12,234                $14,439
     11/30/1999         $12,105        $21,232        $12,234                $14,624
     12/31/1999         $12,150        $22,482        $12,175                $15,088
      1/31/2000         $12,174        $21,352        $12,135                $14,724
      2/29/2000         $12,026        $20,948        $12,281                $14,796
      3/31/2000         $12,221        $22,996        $12,443                $15,462
      4/30/2000         $12,649        $22,305        $12,408                $15,188
      5/31/2000         $12,788        $21,848        $12,402                $15,044
      6/30/2000         $12,870        $22,387        $12,660                $15,347
      7/31/2000         $13,070        $22,037        $12,775                $15,274
      8/31/2000         $13,805        $23,405        $12,960                $15,910
      9/30/2000         $14,068        $22,170        $13,041                $15,588
     10/31/2000         $13,852        $22,076        $13,128                $15,482
     11/30/2000         $13,756        $20,337        $13,342                $14,886
     12/31/2000         $14,567        $20,437        $13,590                $15,296
      1/31/2001         $14,531        $21,161        $13,812                $15,614
      2/28/2001         $14,805        $19,233        $13,933                $14,997
      3/31/2001         $14,579        $18,015        $14,002                $14,495
      4/30/2001         $14,856        $19,414        $13,944                $15,093
      5/31/2001         $15,134        $19,544        $14,028                $15,172
      6/30/2001         $14,779        $19,069        $14,081                $14,973
      7/31/2001         $14,612        $18,881        $14,396                $14,924
      8/31/2001         $14,768        $17,700        $14,561                $14,560
      9/30/2001         $14,080        $16,271        $14,731                $13,791
     10/31/2001         $14,171        $16,581        $15,039                $14,065
     11/30/2001         $14,460        $17,853        $14,832                $14,549
     12/31/2001         $14,587        $18,010        $14,738                $14,651
      1/31/2002         $14,681        $17,747        $14,857                $14,522
      2/28/2002         $14,776        $17,405        $15,001                $14,409
      3/31/2002         $15,211        $18,059        $14,751                $14,714
      4/30/2002         $15,294        $16,965        $15,037                $14,480
      5/31/2002         $15,239        $16,840        $15,165                $14,443
      6/30/2002         $14,288        $15,641        $15,296                $13,866
      7/31/2002         $13,608        $14,422        $15,481                $13,202
      8/31/2002         $14,042        $14,517        $15,742                $13,336
      9/30/2002         $13,426        $12,940        $15,997                $12,630
     10/31/2002         $13,512        $14,078        $15,924                $13,047
     11/30/2002         $14,239        $14,906        $15,920                $13,507
     12/31/2002         $14,363        $14,031        $16,249                $13,244
      1/31/2003         $14,379        $13,664        $16,263                $13,080
      2/28/2003         $14,251        $13,459        $16,488                $13,012
      3/31/2003         $14,558        $13,588        $16,475                $13,069
      4/30/2003         $15,456        $14,708        $16,611                $13,720
      5/31/2003         $16,286        $15,482        $16,921                $14,291
      6/30/2003         $16,599        $15,680        $16,887                $14,412
      7/31/2003         $16,390        $15,956        $16,319                $14,408
      8/31/2003         $16,632        $16,267        $16,428                $14,621
      9/30/2003         $17,100        $16,095        $16,863                $14,707
     10/31/2003         $17,571        $17,005        $16,705                $15,134
     11/30/2003         $17,815        $17,154        $16,745                $15,287
     12/31/2003         $18,695        $18,053        $16,916                $15,785
      1/31/2004         $18,944        $18,384        $17,052                $15,987
      2/29/2004         $19,038        $18,640        $17,236                $16,176
      3/31/2004         $18,975        $18,359        $17,365                $16,138
      4/30/2004         $18,753        $18,071        $16,914                $15,777
      5/31/2004         $18,610        $18,318        $16,846                $15,824
      6/30/2004         $18,945        $18,674        $16,941                $16,043
      7/31/2004         $18,962        $18,056        $17,109                $15,786
      8/31/2004         $19,381        $18,129        $17,435                $15,928
      9/30/2004         $19,639        $18,325        $17,483                $16,111
     10/31/2004         $19,899        $18,605        $17,629                $16,314
     11/30/2004         $20,323        $19,358        $17,489                $16,722
     12/31/2004         $20,857        $20,016        $17,650                $17,108
      1/31/2005         $20,542        $19,528        $17,760                $16,896
      2/28/2005         $20,970        $19,939        $17,656                $17,119
      3/31/2005         $20,564        $19,586        $17,565                $16,890
      4/30/2005         $20,240        $19,215        $17,803                $16,726
      5/31/2005         $20,674        $19,826        $17,995                $17,047
      6/30/2005         $21,365        $19,854        $18,093                $17,190
      7/31/2005         $21,718        $20,592        $17,929                $17,529
      8/31/2005         $21,645        $20,405        $18,159                $17,566
      9/30/2005         $21,571        $20,570        $17,971                $17,636
     10/31/2005         $20,892        $20,227        $17,829                $17,354
     11/30/2005         $20,818        $20,991        $17,908                $17,706
     12/31/2005         $21,132        $20,998        $18,078                $17,857
      1/31/2006         $21,760        $21,554        $18,079                $18,282
      2/28/2006         $21,945        $21,613        $18,139                $18,291
      3/31/2006         $22,043        $21,882        $17,961                $18,435
      4/30/2006         $22,319        $22,175        $17,929                $18,625
      5/31/2006         $22,239        $21,538        $17,910                $18,256
      6/30/2006         $22,427        $21,566        $17,948                $18,264
      7/31/2006         $23,069        $21,699        $18,190                $18,379
      8/31/2006         $23,442        $22,215        $18,469                $18,678
      9/30/2006         $23,632        $22,787        $18,631                $18,923


32 | Annual Report

CLASS R (1/1/02-9/30/06)

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                              FRANKLIN                      LB U.S.      LIPPER MIXED-ASSET TARGET
                               INCOME                      AGGREGATE     ALLOCATION MODERATE FUNDS
              DATE              FUND      S&P 500 7         INDEX 7       CLASSIFICATION AVERAGE 7
              1/1/2002         $10,000      $10,000          $10,000               $10,000
             1/31/2002         $10,069       $9,854          $10,081                $9,912
             2/28/2002         $10,136       $9,664          $10,179                $9,835
             3/31/2002         $10,390      $10,028          $10,009               $10,043
             4/30/2002         $10,448       $9,420          $10,203                $9,883
             5/31/2002         $10,412       $9,351          $10,290                $9,858
             6/30/2002          $9,709       $8,685          $10,379                $9,464
             7/31/2002          $9,289       $8,008          $10,504                $9,011
             8/31/2002          $9,590       $8,061          $10,682                $9,102
             9/30/2002          $9,166       $7,185          $10,855                $8,621
            10/31/2002          $9,178       $7,817          $10,805                $8,905
            11/30/2002          $9,681       $8,277          $10,802                $9,219
            12/31/2002          $9,817       $7,791          $11,025                $9,040
             1/31/2003          $9,829       $7,587          $11,035                $8,928
             2/28/2003          $9,741       $7,473          $11,188                $8,881
             3/31/2003          $9,905       $7,545          $11,179                $8,920
             4/30/2003         $10,577       $8,167          $11,271                $9,364
             5/31/2003         $11,102       $8,596          $11,481                $9,754
             6/30/2003         $11,319       $8,706          $11,459                $9,837
             7/31/2003         $11,227       $8,860          $11,073                $9,834
             8/31/2003         $11,344       $9,032          $11,147                $9,980
             9/30/2003         $11,670       $8,937          $11,442               $10,038
            10/31/2003         $11,997       $9,442          $11,335               $10,330
            11/30/2003         $12,168       $9,525          $11,362               $10,434
            12/31/2003         $12,779      $10,024          $11,478               $10,774
             1/31/2004         $12,953      $10,208          $11,570               $10,912
             2/29/2004         $12,966      $10,350          $11,696               $11,041
             3/31/2004         $12,978      $10,194          $11,783               $11,015
             4/30/2004         $12,772      $10,034          $11,477               $10,769
             5/31/2004         $12,730      $10,171          $11,431               $10,801
             6/30/2004         $12,908      $10,369          $11,495               $10,950
             7/31/2004         $12,977      $10,026          $11,609               $10,775
             8/31/2004         $13,268      $10,066          $11,831               $10,872
             9/30/2004         $13,449      $10,175          $11,863               $10,997
            10/31/2004         $13,631      $10,331          $11,962               $11,135
            11/30/2004         $13,927      $10,749          $11,867               $11,414
            12/31/2004         $14,299      $11,114          $11,976               $11,677
             1/31/2005         $14,026      $10,843          $12,051               $11,532
             2/28/2005         $14,383      $11,071          $11,980               $11,685
             3/31/2005         $14,102      $10,876          $11,919               $11,528
             4/30/2005         $13,879      $10,669          $12,080               $11,416
             5/31/2005         $14,182      $11,009          $12,211               $11,636
             6/30/2005         $14,605      $11,024          $12,277               $11,733
             7/31/2005         $14,912      $11,434          $12,165               $11,964
             8/31/2005         $14,864      $11,330          $12,321               $11,990
             9/30/2005         $14,814      $11,422          $12,194               $12,037
            10/31/2005         $14,344      $11,231          $12,098               $11,845
            11/30/2005         $14,295      $11,655          $12,151               $12,085
            12/31/2005         $14,516      $11,660          $12,267               $12,188
             1/31/2006         $14,955      $11,968          $12,268               $12,478
             2/28/2006         $15,087      $12,001          $12,308               $12,484
             3/31/2006         $15,156      $12,150          $12,188               $12,583
             4/30/2006         $15,350      $12,313          $12,165               $12,713
             5/31/2006         $15,233      $11,959          $12,152               $12,461
             6/30/2006         $15,366      $11,975          $12,178               $12,466
             7/31/2006         $15,815      $12,049          $12,343               $12,544
             8/31/2006         $16,077      $12,335          $12,532               $12,749
             9/30/2006         $16,212      $12,653          $12,642               $12,916

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------------
 CLASS R                           9/30/06
-----------------------------------------------
 1-Year                             +9.43%
-----------------------------------------------
 3-Year                            +11.58%
-----------------------------------------------
 Since Inception (1/1/02)          +10.73%
-----------------------------------------------

ADVISOR CLASS (10/1/96-9/30/06) 6

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                              FRANKLIN                      LB U.S.      LIPPER MIXED-ASSET TARGET
                               INCOME                      AGGREGATE     ALLOCATION MODERATE FUNDS
              DATE              FUND      S&P 500 7         INDEX 7       CLASSIFICATION AVERAGE 7
             10/1/1996         $10,000      $10,000          $10,000                $10,000
            10/31/1996         $10,197      $10,276          $10,222                $10,220
            11/30/1996         $10,439      $11,052          $10,397                $10,665
            12/31/1996         $10,505      $10,833          $10,300                $10,597
             1/31/1997         $10,708      $11,509          $10,331                $10,861
             2/28/1997         $10,868      $11,600          $10,357                $10,914
             3/31/1997         $10,618      $11,124          $10,242                $10,650
             4/30/1997         $10,689      $11,787          $10,396                $10,886
             5/31/1997         $10,991      $12,504          $10,494                $11,324
             6/30/1997         $11,249      $13,064          $10,619                $11,643
             7/31/1997         $11,556      $14,103          $10,905                $12,213
             8/31/1997         $11,487      $13,314          $10,812                $11,916
             9/30/1997         $11,797      $14,043          $10,971                $12,374
            10/31/1997         $11,679      $13,574          $11,130                $12,173
            11/30/1997         $11,993      $14,202          $11,182                $12,356
            12/31/1997         $12,400      $14,446          $11,294                $12,548
             1/31/1998         $12,230      $14,605          $11,439                $12,605
             2/28/1998         $12,404      $15,658          $11,431                $13,059
             3/31/1998         $12,780      $16,459          $11,470                $13,417
             4/30/1998         $12,656      $16,625          $11,530                $13,476
             5/31/1998         $12,481      $16,339          $11,639                $13,371
             6/30/1998         $12,558      $17,003          $11,738                $13,525
             7/31/1998         $12,329      $16,822          $11,763                $13,357
             8/31/1998         $11,533      $14,392          $11,954                $12,260
             9/30/1998         $12,130      $15,314          $12,234                $12,683
            10/31/1998         $12,158      $16,559          $12,170                $13,104
            11/30/1998         $12,553      $17,562          $12,239                $13,546
            12/31/1998         $12,539      $18,574          $12,275                $13,943
             1/31/1999         $12,354      $19,350          $12,363                $14,106
             2/28/1999         $12,005      $18,749          $12,147                $13,760
             3/31/1999         $12,196      $19,499          $12,215                $14,027
             4/30/1999         $12,825      $20,254          $12,253                $14,479
             5/31/1999         $12,855      $19,776          $12,146                $14,291
             6/30/1999         $12,884      $20,873          $12,107                $14,615
             7/31/1999         $12,746      $20,222          $12,056                $14,406
             8/31/1999         $12,720      $20,122          $12,050                $14,256
             9/30/1999         $12,580      $19,571          $12,189                $14,100
            10/31/1999         $12,611      $20,809          $12,234                $14,439
            11/30/1999         $12,412      $21,232          $12,234                $14,624
            12/31/1999         $12,466      $22,482          $12,175                $15,088
             1/31/2000         $12,499      $21,352          $12,135                $14,724
             2/29/2000         $12,353      $20,948          $12,281                $14,796
             3/31/2000         $12,561      $22,996          $12,443                $15,462
             4/30/2000         $12,951      $22,305          $12,408                $15,188
             5/31/2000         $13,161      $21,848          $12,402                $15,044
             6/30/2000         $13,254      $22,387          $12,660                $15,347
             7/31/2000         $13,407      $22,037          $12,775                $15,274
             8/31/2000         $14,175      $23,405          $12,960                $15,910
             9/30/2000         $14,454      $22,170          $13,041                $15,588
            10/31/2000         $14,238      $22,076          $13,128                $15,482
            11/30/2000         $14,208      $20,337          $13,342                $14,886
            12/31/2000         $14,996      $20,437          $13,590                $15,296
             1/31/2001         $15,032      $21,161          $13,812                $15,614
             2/28/2001         $15,324      $19,233          $13,933                $14,997
             3/31/2001         $15,034      $18,015          $14,002                $14,495
             4/30/2001         $15,396      $19,414          $13,944                $15,093
             5/31/2001         $15,629      $19,544          $14,028                $15,172
             6/30/2001         $15,266      $19,069          $14,081                $14,973
             7/31/2001         $15,101      $18,881          $14,396                $14,924
             8/31/2001         $15,270      $17,700          $14,561                $14,560
             9/30/2001         $14,629      $16,271          $14,731                $13,791
            10/31/2001         $14,665      $16,581          $15,039                $14,065
            11/30/2001         $14,976      $17,853          $14,832                $14,549
            12/31/2001         $15,117      $18,010          $14,738                $14,651
             1/31/2002         $15,293      $17,747          $14,857                $14,522
             2/28/2002         $15,401      $17,405          $15,001                $14,409
             3/31/2002         $15,793      $18,059          $14,751                $14,714
             4/30/2002         $15,961      $16,965          $15,037                $14,480
             5/31/2002         $15,912      $16,840          $15,165                $14,443
             6/30/2002         $14,850      $15,641          $15,296                $13,866
             7/31/2002         $14,218      $14,422          $15,481                $13,202
             8/31/2002         $14,610      $14,517          $15,742                $13,336
             9/30/2002         $13,969      $12,940          $15,997                $12,630
            10/31/2002         $14,067      $14,078          $15,924                $13,047
            11/30/2002         $14,839      $14,906          $15,920                $13,507
            12/31/2002         $14,977      $14,031          $16,249                $13,244
             1/31/2003         $15,076      $13,664          $16,263                $13,080
             2/28/2003         $14,948      $13,459          $16,488                $13,012
             3/31/2003         $15,204      $13,588          $16,475                $13,069
             4/30/2003         $16,160      $14,708          $16,611                $13,720
             5/31/2003         $17,046      $15,482          $16,921                $14,291
             6/30/2003         $17,386      $15,680          $16,887                $14,412
             7/31/2003         $17,174      $15,956          $16,319                $14,408
             8/31/2003         $17,440      $16,267          $16,428                $14,621
             9/30/2003         $17,945      $16,095          $16,863                $14,707
            10/31/2003         $18,455      $17,005          $16,705                $15,134
            11/30/2003         $18,724      $17,154          $16,745                $15,287
            12/31/2003         $19,668      $18,053          $16,916                $15,785
             1/31/2004         $19,941      $18,384          $17,052                $15,987
             2/29/2004         $20,052      $18,640          $17,236                $16,176
             3/31/2004         $19,996      $18,359          $17,365                $16,138
             4/30/2004         $19,688      $18,071          $16,914                $15,777
             5/31/2004         $19,632      $18,318          $16,846                $15,824
             6/30/2004         $19,914      $18,674          $16,941                $16,043
             7/31/2004         $20,027      $18,056          $17,109                $15,786
             8/31/2004         $20,484      $18,129          $17,435                $15,928
             9/30/2004         $20,770      $18,325          $17,483                $16,111
            10/31/2004         $21,059      $18,605          $17,629                $16,314
            11/30/2004         $21,523      $19,358          $17,489                $16,722
            12/31/2004         $22,105      $20,016          $17,650                $17,108
             1/31/2005         $21,694      $19,528          $17,760                $16,896
             2/28/2005         $22,251      $19,939          $17,656                $17,119
             3/31/2005         $21,830      $19,586          $17,565                $16,890
             4/30/2005         $21,495      $19,215          $17,803                $16,726
             5/31/2005         $21,972      $19,826          $17,995                $17,047
             6/30/2005         $22,634      $19,854          $18,093                $17,190
             7/31/2005         $23,116      $20,592          $17,929                $17,529
             8/31/2005         $23,050      $20,405          $18,159                $17,566
             9/30/2005         $22,983      $20,570          $17,971                $17,636
            10/31/2005         $22,267      $20,227          $17,829                $17,354
            11/30/2005         $22,200      $20,991          $17,908                $17,706
            12/31/2005         $22,551      $20,998          $18,078                $17,857
             1/31/2006         $23,240      $21,554          $18,079                $18,282
             2/28/2006         $23,453      $21,613          $18,139                $18,291
             3/31/2006         $23,571      $21,882          $17,961                $18,435
             4/30/2006         $23,881      $22,175          $17,929                $18,625
             5/31/2006         $23,710      $21,538          $17,910                $18,256
             6/30/2006         $23,927      $21,566          $17,948                $18,264
             7/31/2006         $24,632      $21,699          $18,190                $18,379
             8/31/2006         $25,048      $22,215          $18,469                $18,678
             9/30/2006         $25,270      $22,787          $18,631                $18,923

AVERAGE ANNUAL TOTAL RETURN
-----------------------------------------------
 ADVISOR CLASS 6                     9/30/06
-----------------------------------------------
 1-Year                               +9.94%
-----------------------------------------------
 5-Year                              +11.55%
-----------------------------------------------
 10-Year                              +9.71%
-----------------------------------------------


                                                              Annual Report | 33

ENDNOTES

THE FUND'S PORTFOLIO INCLUDES A SUBSTANTIAL PORTION OF HIGHER-YIELDING, LOWER-RATED CORPORATE BONDS BECAUSE OF THE RELATIVELY HIGHER YIELDS THEY OFFER. THESE SECURITIES CARRY A GREATER DEGREE OF CREDIT RISK RELATIVE TO INVESTMENT GRADE SECURITIES. THE FUND MAY ALSO INVEST IN FOREIGN COMPANIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. THE FUND'S SHARE PRICE AND YIELD WILL BE AFFECTED BY INTEREST RATE MOVEMENTS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS B1
(formerly Class B):     These shares have higher annual fees and expenses than
                        Class A shares. Effective 11/1/01, closed to new investors.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:          Shares are available to certain eligible investors as
                        described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. Distribution rate is based on an annualization of the respective class's September dividend and the maximum offering price (NAV for Classes B, B1, C, R and Advisor) per share on 9/30/06.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 9/30/06.

6. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +140.54% and +9.42%.

7. Sources: Standard & Poor's Micropal; Lipper Inc. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The Lipper Mixed-Asset Target Allocation Moderate Funds Classification Average is calculated by averaging the total returns of all funds within the Lipper Mixed-Asset Target Allocation Moderate Funds classification in the Lipper Open-End underlying funds universe. Lipper Mixed-Asset Target Allocation Moderate Funds are defined as funds that, by portfolio practice, maintain a mix of between 40%-60% equity securities, with the remainder invested in bonds, cash and cash equivalents. For the 12-month period ended 9/30/06, there were 400 funds in this category. Lipper calculations do not include sales charges or expense subsidization by a fund's manager. The Fund's performance relative to the average may have differed if these or other factors had been considered.


34 | Annual Report

Your Fund's Expenses

FRANKLIN INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 35

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------------------------
                                                  BEGINNING ACCOUNT          ENDING ACCOUNT        EXPENSES PAID DURING
CLASS A                                              VALUE 4/1/06            VALUE 9/30/06        PERIOD* 4/1/06-9/30/06
---------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000                  $1,070.90                  $3.32
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000                  $1,021.86                  $3.24
---------------------------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000                  $1,066.70                  $7.72
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000                  $1,017.60                  $7.54
---------------------------------------------------------------------------------------------------------------------------
CLASS B1
---------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000                  $1,068.20                  $5.91
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000                  $1,019.35                  $5.77
---------------------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000                  $1,072.10                  $5.87
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000                  $1,019.40                  $5.72
---------------------------------------------------------------------------------------------------------------------------
CLASS R
---------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000                  $1,069.70                  $5.14
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000                  $1,020.10                  $5.01
---------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
---------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000                  $1,072.00                  $2.55
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000                  $1,022.61                  $2.48
---------------------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.64%; B: 1.49%; B1: 1.14%; C: 1.13%; R: 0.99%; and Advisor: 0.49%),
      multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

36 | Annual Report

Franklin U.S. Government Securities Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin U.S. Government Securities Fund seeks high, current income by investing at least 80% of its net assets in U.S. government securities. The Fund presently invests substantially all of its assets in Government National Mortgage Association obligations (Ginnie Maes).

--------------------------------------------------------------------------------
Since 1983, the Fund has invested predominantly in Ginnie Mae securities, which carry a guarantee backed by the full faith and credit of the U.S. government as to the timely payment of interest and principal. 1 Issued by the Government National Mortgage Association (GNMA), Ginnie Maes have been among the highest yielding U.S. government obligations available.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN
Franklin U.S. Government Securities Fund
Based on Total Net Assets as of 9/30/06

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

GNMA ............................................................          98.6%
Short-Term Investments & Other Net Assets .......................           1.4%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------


This annual report for Franklin U.S. Government Securities Fund covers the fiscal year ended September 30, 2006.

PERFORMANCE OVERVIEW

Franklin U.S. Government Securities Fund - Class A posted a +3.40% cumulative total return for the 12 months under review. The Fund performed comparably to the Lehman Brothers (LB) U.S. Government: Intermediate Index, which returned +3.54%. 2 In comparison, the Lipper GNMA Funds Classification Average

1. Securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government, its agencies or instrumentalities as to timely payment of principal and interest. The Fund's yield and share price are not guaranteed and will vary with market conditions.

2. Source: Standard & Poor's Micropal. The LB U.S. Government: Intermediate Index includes fixed-rate debt issues rated investment grade or higher by Moody's, S&P or Fitch, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. government issues. All returns are market value weighted inclusive of accrued interest. The index includes issues of the U.S. government or any agency thereof. It includes only issues with a remaining term to maturity of less than 10 years. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The total return index is rebalanced monthly by market capitalization. The index is unmanaged and includes reinvestment of any income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 98.


                                                              Annual Report | 37

FRANKLIN U.S. GOVERNMENT SECURITIES FUND -
CLASS A VS. COMPARABLE INVESTMENTS*
Risk vs. Return (10/01-9/06)

     [THE FOLLOWING TABLE WAS REPRESENTED AS A PLOTTED CHART IN THE PRINTED
                                   MATERIAL.]


        SERIES NAME                 RISK                 RETURN
------------------------------------------------------------------
P&R US TNote 1 Yr $TR            0.631833%              2.140505%
P&R US TNote 10 Yr $TR           8.076611%              4.270923%
P&R US TNote 30 Yr $TR          13.166289%              6.975728%
Franklin US Govt Sec             2.650596%              3.836954%

THE CHART DOES NOT INCLUDE THE FUND'S CURRENT, MAXIMUM 4.25% INITIAL SALES CHARGE. IF SALES CHARGES WERE INCLUDED, THE RETURNS WOULD HAVE BEEN LOWER.

* Source: Standard & Poor's Micropal (Payden & Rygel). Indexes are unmanaged. Investors cannot invest directly in an index. Average annual total return represents the average annual change in value of an investment over the period indicated. These figures assume reinvestment of distributions and do not include sales charges. Risk is measured by the annualized standard deviation of monthly total returns. In general, the higher the standard deviation, the greater the volatility. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; interest payments and principal are guaranteed. The Fund's investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. The figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Past performance does not guarantee future results.

returned +3.22% for the same period. 3 The Fund's return reflects the effect of management fees and expenses, while the LB U.S. Government: Intermediate Index does not have such costs. You can find the Fund's long-term performance data in the Performance Summary beginning on page 42.

ECONOMIC AND MARKET OVERVIEW

The U.S. economy continued to grow during the year under review, although the pace in the second and third quarters of 2006 slowed from the first quarter's

3. Source: Lipper Inc. The Lipper GNMA Funds Classification Average is calculated by averaging the total return for all funds within the Lipper GNMA Funds classification in the Lipper Open-End underlying funds universe for the period indicated. Lipper GNMA Funds are defined as funds that invest primarily in Government National Mortgage Association securities. For the 12-month period ended 9/30/06, there were 62 funds in this category. Lipper calculations do not include sales charges or expense subsidization by a fund's manager. The Fund's performance relative to the average may have differed if these or other factors had been considered. Past performance does not guarantee future results. The index is unmanaged and includes reinvestment of any income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


38 | Annual Report

5.6% annualized rate. Overall, several factors contributed to real growth. During most of the reporting period, labor markets improved, indicated by nonfarm payroll data and the unemployment rate. Rising personal income also helped support consumer spending increases. However, the economy experienced rising inflation pressures, largely due to high energy prices and increasing labor costs. In addition, productivity growth and the pace of business spending slowed.

Oil prices reached a historical high during the year, which contributed to the rise in headline, or overall, inflation. Core inflation, which excludes food and energy costs, remained contained but nonetheless began to experience some upward pressure. For example, while September's headline Consumer Price Index (CPI) reported a 12-month rise of 2.1%, core CPI increased 2.9%. 4 Oil prices fell in the latter part of the reporting period, partly due to ample supply and easing demand. This price drop, in conjunction with relatively stable inflation, contributed to declining interest rates.

Several times during the period the Federal Reserve Board (Fed) acknowledged the economy's strength as well as the potential inflationary pressure from high energy prices. The Fed raised the federal funds target rate from 3.75% to 5.25%, and then suspended its rate hikes in August. The Fed indicated its future decisions would be highly dependent on forthcoming economic data. The 10-year Treasury note yield rose from 4.34% at the beginning of the period to a high of 5.25% on June 28, 2006, and then fell to 4.64% on September 30, 2006. The decline reflected some concerns about the slowing housing market and its potential effect on the economy.

INVESTMENT STRATEGY

We seek to invest predominantly in GNMA (Ginnie Mae) obligations. We analyze securities using proprietary models to help us identify attractive investment opportunities. The Fund's short-term investments include short-term government securities and cash or cash equivalents.

YIELD COMPARISON
9/30/06

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

Franklin U.S Government Securities Fund - Class A*                        4.52%
10-Year Treasury Note*                                                    4.64%
Lipper GNMA Funds Average*                                                4.54%
Lipper Money Market Funds Average*                                        3.76%

4.    Source: Bureau of Labor Statistics.

* Sources: Federal Reserve H15 Report; Lipper Inc. Franklin U.S. Government Securities Fund - Class A shares' yield, calculated as required by the SEC, is based on earnings of the Fund's portfolio for the 30 days ended 9/30/06. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; interest payments and principal are guaranteed. Money funds attempt to maintain a stable net asset value of $1.00 per share, while shares of Franklin U.S. Government Securities Fund will fluctuate with market conditions. The Lipper GNMA Funds Classification Average is an average of the monthly SEC yields of 62 funds in the Lipper GNMA Funds classification for the 30 days ended 9/30/06. The Lipper Money Market Funds Classification Average is an average of the monthly SEC yields of 356 funds in the Lipper Money Market Funds classification for the 30 days ended 9/30/06. Lipper averages do not include sales charges or expense subsidization by a fund's manager.


                                                              Annual Report | 39

DIVIDEND DISTRIBUTIONS*
Franklin U.S. Government Securities Fund
10/1/05-9/30/06

----------------------------------------------------------------------------------------------------------------------
                                                          DIVIDEND PER SHARE
                  ----------------------------------------------------------------------------------------------------
MONTH                   CLASS A              CLASS B             CLASS C              CLASS R           ADVISOR CLASS
----------------------------------------------------------------------------------------------------------------------
October                2.60 cents           2.31 cents          2.31 cents           2.39 cents           2.66 cents
----------------------------------------------------------------------------------------------------------------------
November               2.60 cents           2.31 cents          2.31 cents           2.39 cents           2.67 cents
----------------------------------------------------------------------------------------------------------------------
December               2.60 cents           2.32 cents          2.31 cents           2.39 cents           2.67 cents
----------------------------------------------------------------------------------------------------------------------
January                2.60 cents           2.32 cents          2.31 cents           2.39 cents           2.67 cents
----------------------------------------------------------------------------------------------------------------------
February               2.60 cents           2.32 cents          2.31 cents           2.39 cents           2.66 cents
----------------------------------------------------------------------------------------------------------------------
March                  2.60 cents           2.32 cents          2.32 cents           2.39 cents           2.67 cents
----------------------------------------------------------------------------------------------------------------------
April                  2.60 cents           2.32 cents          2.32 cents           2.39 cents           2.67 cents
----------------------------------------------------------------------------------------------------------------------
May                    2.63 cents           2.35 cents          2.35 cents           2.42 cents           2.69 cents
----------------------------------------------------------------------------------------------------------------------
June                   2.63 cents           2.36 cents          2.37 cents           2.43 cents           2.71 cents
----------------------------------------------------------------------------------------------------------------------
July                   2.63 cents           2.36 cents          2.37 cents           2.43 cents           2.69 cents
----------------------------------------------------------------------------------------------------------------------
August                 2.63 cents           2.36 cents          2.37 cents           2.43 cents           2.70 cents
----------------------------------------------------------------------------------------------------------------------
September              2.63 cents           2.37 cents          2.37 cents           2.44 cents           2.71 cents
----------------------------------------------------------------------------------------------------------------------
TOTAL                  31.35 CENTS         28.02 CENTS          28.02 CENTS         28.88 CENTS          32.17 CENTS
----------------------------------------------------------------------------------------------------------------------

* All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

MANAGER'S DISCUSSION

Our research shows that over the past 5-, 10- and 15-year time periods, GNMAs have offered attractive risk-adjusted returns when compared with a variety of asset classes including U.S. Treasuries, agency debentures, investment grade and high yield corporate bonds, and large- and small-capitalization stocks. These time periods include various credit, prepayment, economic and interest rate cycles.

As the mortgage-backed securities (MBS) market has evolved, we believe technical research tools have increased in importance. In the GNMA sector, we applied our proprietary research models seeking to uncover areas of the markets where we believed prepayment risk may have offered value.

We continued to evaluate the price difference between securities in the GNMA I and GNMA II programs using our proprietary models. We concluded that, for certain coupons, valuations for GNMA II securities moved closer to those of their GNMA I counterparts. In the second half of the Fund's fiscal year, we slightly reduced our exposure to GNMA II securities, partly due to the recent strong relative performance of certain of these securities.


40 | Annual Report

Thank you for your continued participation in Franklin U.S. Government Securities Fund. We welcome your comments and questions and look forward to serving your investment needs in the years ahead.


[PHOTO OMITTED]        /s/ Jack Lemein

                       Jack Lemein


[PHOTO OMITTED]        /s/ Roger A. Bayston

                       Roger A. Bayston, CFA

                       Portfolio Management Team
                       Franklin U.S. Government Securities Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                              Annual Report | 41

Performance Summary as of 9/30/06

FRANKLIN U.S. GOVERNMENT SECURITIES FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

-------------------------------------------------------------------------------
CLASS A (SYMBOL: FKUSX)                       CHANGE      9/30/06      9/30/05
-------------------------------------------------------------------------------
Net Asset Value (NAV)                         -$0.10        $6.43        $6.53
-------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/05-9/30/06)
-------------------------------------------------------------------------------
Dividend Income                    $0.3135
-------------------------------------------------------------------------------
CLASS B (SYMBOL: FUGBX)                       CHANGE      9/30/06      9/30/05
-------------------------------------------------------------------------------
Net Asset Value (NAV)                         -$0.10        $6.42        $6.52
-------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/05-9/30/06)
-------------------------------------------------------------------------------
Dividend Income                    $0.2802
-------------------------------------------------------------------------------
CLASS C (SYMBOL: FRUGX)                       CHANGE      9/30/06      9/30/05
-------------------------------------------------------------------------------
Net Asset Value (NAV)                         -$0.10        $6.40        $6.50
-------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/05-9/30/06)
-------------------------------------------------------------------------------
Dividend Income                    $0.2802
-------------------------------------------------------------------------------
CLASS R (SYMBOL: FUSRX)                       CHANGE      9/30/06      9/30/05
-------------------------------------------------------------------------------
Net Asset Value (NAV)                         -$0.10        $6.43        $6.53
-------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/05-9/30/06)
-------------------------------------------------------------------------------
Dividend Income                    $0.2888
-------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FUSAX)                 CHANGE      9/30/06      9/30/05
-------------------------------------------------------------------------------
Net Asset Value (NAV)                         -$0.10        $6.45        $6.55
-------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/05-9/30/06)
-------------------------------------------------------------------------------
Dividend Income                    $0.3217
-------------------------------------------------------------------------------


42 | Annual Report

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN INCLUDES MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

--------------------------------------------------------------------------------------
CLASS A                                      1-YEAR       5-YEAR        10-YEAR
--------------------------------------------------------------------------------------
Cumulative Total Return 1                    +3.40%      +20.72%        +73.57%
--------------------------------------------------------------------------------------
Average Annual Total Return 2                -0.99%       +2.93%         +5.21%
--------------------------------------------------------------------------------------
   Distribution Rate 3              4.70%
--------------------------------------------------------------------------------------
   30-Day Standardized Yield 4      4.52%
--------------------------------------------------------------------------------------
CLASS B                                     1-YEAR       5-YEAR   INCEPTION (1/1/99)
--------------------------------------------------------------------------------------
Cumulative Total Return 1                    +2.87%      +17.46%        +38.94%
--------------------------------------------------------------------------------------
Average Annual Total Return 2                -1.07%       +2.94%         +4.34%
--------------------------------------------------------------------------------------
   Distribution Rate 3              4.43%
--------------------------------------------------------------------------------------
   30-Day Standardized Yield 4      4.22%
--------------------------------------------------------------------------------------
CLASS C                                      1-YEAR       5-YEAR        10-YEAR
--------------------------------------------------------------------------------------
Cumulative Total Return 1                    +2.88%      +17.50%        +64.56%
--------------------------------------------------------------------------------------
Average Annual Total Return 2                +1.89%       +3.28%         +5.11%
--------------------------------------------------------------------------------------
   Distribution Rate 3              4.44%
--------------------------------------------------------------------------------------
   30-Day Standardized Yield 4      4.24%
--------------------------------------------------------------------------------------
CLASS R                                      1-YEAR       3-YEAR   INCEPTION (1/1/02)
--------------------------------------------------------------------------------------
Cumulative Total Return 1                    +3.01%       +8.61%        +18.92%
--------------------------------------------------------------------------------------
Average Annual Total Return 2                +3.01%       +2.79%         +3.72%
--------------------------------------------------------------------------------------
   Distribution Rate 3              4.55%
--------------------------------------------------------------------------------------
   30-Day Standardized Yield 4      4.37%
--------------------------------------------------------------------------------------
ADVISOR CLASS 5                              1-YEAR       5-YEAR        10-YEAR
--------------------------------------------------------------------------------------
Cumulative Total Return 1                    +3.53%      +21.61%        +76.43%
--------------------------------------------------------------------------------------
Average Annual Total Return 2                +3.53%       +3.99%         +5.84%
--------------------------------------------------------------------------------------
   Distribution Rate 3              5.04%
--------------------------------------------------------------------------------------
   30-Day Standardized Yield 4      4.87%
--------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                              Annual Report | 43

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

AVERAGE ANNUAL TOTAL RETURN

------------------------------------------
CLASS A                       9/30/06
------------------------------------------
1-Year                         -0.99%
------------------------------------------
5-Year                         +2.93%
------------------------------------------
10-Year                        +5.21%
------------------------------------------

CLASS A (10/1/96-9/30/06)

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                           FRANKLIN U.S.            LB U.S.               LIPPER GNMA
                            GOVERNMENT            GOVERNMENT:         FUNDS CLASSIFICATION
          DATE            SECURITIES FUND      INTERMEDIATE INDEX 6         AVERAGE 6            CPI 6
        10/1/1996             $9,573               $10,000                    $10,000           $10,000
       10/31/1996             $9,746               $10,164                    $10,032           $10,202
       11/30/1996             $9,892               $10,287                    $10,051           $10,357
       12/31/1996             $9,835               $10,231                    $10,051           $10,285
        1/31/1997             $9,895               $10,271                    $10,082           $10,350
        2/28/1997             $9,925               $10,287                    $10,114           $10,371
        3/31/1997             $9,897               $10,229                    $10,139           $10,265
        4/30/1997            $10,047               $10,344                    $10,152           $10,422
        5/31/1997            $10,135               $10,425                    $10,146           $10,517
        6/30/1997            $10,254               $10,514                    $10,158           $10,638
        7/31/1997            $10,449               $10,708                    $10,171           $10,857
        8/31/1997            $10,417               $10,667                    $10,190           $10,816
        9/30/1997            $10,538               $10,783                    $10,215           $10,960
       10/31/1997            $10,644               $10,908                    $10,241           $11,071
       11/30/1997            $10,658               $10,932                    $10,234           $11,097
       12/31/1997            $10,765               $11,021                    $10,222           $11,204
        1/31/1998            $10,873               $11,165                    $10,241           $11,317
        2/28/1998            $10,871               $11,153                    $10,260           $11,329
        3/31/1998            $10,917               $11,188                    $10,279           $11,368
        4/30/1998            $10,995               $11,242                    $10,298           $11,428
        5/31/1998            $11,070               $11,319                    $10,317           $11,516
        6/30/1998            $11,114               $11,395                    $10,330           $11,568
        7/31/1998            $11,173               $11,439                    $10,342           $11,614
        8/31/1998            $11,282               $11,655                    $10,355           $11,730
        9/30/1998            $11,424               $11,927                    $10,368           $11,882
       10/31/1998            $11,370               $11,947                    $10,393           $11,823
       11/30/1998            $11,431               $11,910                    $10,393           $11,890
       12/31/1998            $11,476               $11,957                    $10,387           $11,932
        1/31/1999            $11,555               $12,010                    $10,412           $12,002
        2/28/1999            $11,482               $11,845                    $10,425           $11,907
        3/31/1999            $11,545               $11,924                    $10,456           $11,982
        4/30/1999            $11,591               $11,956                    $10,532           $12,027
        5/31/1999            $11,500               $11,883                    $10,532           $11,946
        6/30/1999            $11,444               $11,900                    $10,532           $11,880
        7/31/1999            $11,353               $11,902                    $10,564           $11,809
        8/31/1999            $11,361               $11,918                    $10,589           $11,792
        9/30/1999            $11,544               $12,021                    $10,640           $11,976
       10/31/1999            $11,606               $12,044                    $10,659           $12,017
       11/30/1999            $11,615               $12,053                    $10,665           $12,025
       12/31/1999            $11,571               $12,015                    $10,665           $11,966
        1/31/2000            $11,473               $11,975                    $10,697           $11,872
        2/29/2000            $11,607               $12,074                    $10,760           $12,009
        3/31/2000            $11,778               $12,211                    $10,849           $12,191
        4/30/2000            $11,751               $12,207                    $10,856           $12,170
        5/31/2000            $11,798               $12,239                    $10,868           $12,211
        6/30/2000            $11,992               $12,434                    $10,925           $12,425
        7/31/2000            $12,058               $12,516                    $10,951           $12,475
        8/31/2000            $12,236               $12,656                    $10,951           $12,652
        9/30/2000            $12,341               $12,767                    $11,008           $12,762
       10/31/2000            $12,428               $12,855                    $11,027           $12,839
       11/30/2000            $12,610               $13,043                    $11,033           $13,029
       12/31/2000            $12,793               $13,273                    $11,027           $13,218
        1/31/2001            $12,976               $13,450                    $11,096           $13,421
        2/28/2001            $13,046               $13,573                    $11,141           $13,504
        3/31/2001            $13,116               $13,672                    $11,166           $13,583
        4/30/2001            $13,128               $13,629                    $11,210           $13,557
        5/31/2001            $13,219               $13,685                    $11,261           $13,645
        6/30/2001            $13,251               $13,729                    $11,280           $13,691
        7/31/2001            $13,499               $13,985                    $11,248           $13,957
        8/31/2001            $13,591               $14,109                    $11,248           $14,062
        9/30/2001            $13,763               $14,410                    $11,299           $14,261
       10/31/2001            $13,953               $14,635                    $11,261           $14,455
       11/30/2001            $13,824               $14,460                    $11,242           $14,302
       12/31/2001            $13,774               $14,390                    $11,198           $14,225
        1/31/2002            $13,883               $14,453                    $11,223           $14,361
        2/28/2002            $14,053               $14,572                    $11,267           $14,514
        3/31/2002            $13,877               $14,352                    $11,331           $14,332
        4/30/2002            $14,132               $14,621                    $11,394           $14,602
        5/31/2002            $14,222               $14,723                    $11,394           $14,698
        6/30/2002            $14,334               $14,907                    $11,401           $14,820
        7/31/2002            $14,488               $15,188                    $11,413           $14,993
        8/31/2002            $14,622               $15,361                    $11,451           $15,116
        9/30/2002            $14,735               $15,625                    $11,470           $15,254
       10/31/2002            $14,786               $15,615                    $11,489           $15,271
       11/30/2002            $14,785               $15,491                    $11,489           $15,261
       12/31/2002            $14,956               $15,778                    $11,464           $15,429
        1/31/2003            $14,998               $15,743                    $11,515           $15,460
        2/28/2003            $15,063               $15,920                    $11,603           $15,551
        3/31/2003            $15,062               $15,924                    $11,673           $15,541
        4/30/2003            $15,105               $15,968                    $11,648           $15,578
        5/31/2003            $15,105               $16,219                    $11,629           $15,618
        6/30/2003            $15,148               $16,193                    $11,641           $15,648
        7/31/2003            $14,795               $15,800                    $11,654           $15,310
        8/31/2003            $14,906               $15,828                    $11,698           $15,411
        9/30/2003            $15,128               $16,171                    $11,736           $15,668
       10/31/2003            $15,060               $16,012                    $11,724           $15,590
       11/30/2003            $15,127               $16,014                    $11,692           $15,637
       12/31/2003            $15,222               $16,138                    $11,679           $15,745
        1/31/2004            $15,312               $16,226                    $11,736           $15,822
        2/29/2004            $15,403               $16,381                    $11,800           $15,925
        3/31/2004            $15,448               $16,495                    $11,876           $15,977
        4/30/2004            $15,195               $16,126                    $11,914           $15,709
        5/31/2004            $15,167               $16,074                    $11,984           $15,665
        6/30/2004            $15,301               $16,115                    $12,022           $15,782
        7/31/2004            $15,435               $16,232                    $12,003           $15,902
        8/31/2004            $15,640               $16,473                    $12,009           $16,111
        9/30/2004            $15,650               $16,479                    $12,034           $16,117
       10/31/2004            $15,763               $16,580                    $12,098           $16,220
       11/30/2004            $15,734               $16,426                    $12,104           $16,167
       12/31/2004            $15,800               $16,515                    $12,060           $16,248
        1/31/2005            $15,890               $16,536                    $12,085           $16,327
        2/28/2005            $15,837               $16,444                    $12,155           $16,270
        3/31/2005            $15,808               $16,403                    $12,250           $16,231
        4/30/2005            $15,947               $16,595                    $12,332           $16,380
        5/31/2005            $16,058               $16,727                    $12,319           $16,475
        6/30/2005            $16,073               $16,782                    $12,326           $16,512
        7/31/2005            $16,014               $16,639                    $12,383           $16,442
        8/31/2005            $16,152               $16,824                    $12,446           $16,572
        9/30/2005            $16,068               $16,694                    $12,598           $16,484
       10/31/2005            $16,009               $16,624                    $12,624           $16,400
       11/30/2005            $16,049               $16,692                    $12,522           $16,443
       12/31/2005            $16,238               $16,793                    $12,471           $16,619
        1/31/2006            $16,278               $16,792                    $12,567           $16,654
        2/28/2006            $16,293               $16,795                    $12,592           $16,680
        3/31/2006            $16,182               $16,743                    $12,662           $16,577
        4/30/2006            $16,122               $16,759                    $12,769           $16,520
        5/31/2006            $16,062               $16,764                    $12,833           $16,474
        6/30/2006            $16,078               $16,794                    $12,858           $16,471
        7/31/2006            $16,273               $16,970                    $12,896           $16,680
        8/31/2006            $16,495               $17,161                    $12,921           $16,910
        9/30/2006            $16,615               $17,285                    $12,858           $17,020

AVERAGE ANNUAL TOTAL RETURN

------------------------------------------
 CLASS B                        9/30/06
------------------------------------------
 1-Year                          -1.07%
------------------------------------------
 5-Year                          +2.94%
------------------------------------------
 Since Inception (1/1/99)        +4.34%
------------------------------------------

CLASS B (1/1/99-9/30/06)

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                           FRANKLIN U.S.            LB U.S.               LIPPER GNMA
                            GOVERNMENT            GOVERNMENT:         FUNDS CLASSIFICATION
         DATE             SECURITIES FUND      INTERMEDIATE INDEX 6         AVERAGE 6            CPI 6
       1/1/1999              $10,000               $10,000                    $10,000           $10,000
      1/31/1999              $10,068               $10,045                    $10,024           $10,058
      2/28/1999               $9,986                $9,907                    $10,037            $9,979
      3/31/1999              $10,051                $9,973                    $10,067           $10,041
      4/30/1999              $10,087               $10,000                    $10,140           $10,080
      5/31/1999              $10,005                $9,938                    $10,140           $10,011
      6/30/1999               $9,936                $9,953                    $10,140            $9,956
      7/31/1999               $9,868                $9,954                    $10,171            $9,896
      8/31/1999               $9,856                $9,968                    $10,195            $9,882
      9/30/1999              $10,025               $10,053                    $10,244           $10,037
     10/31/1999              $10,074               $10,073                    $10,262           $10,071
     11/30/1999              $10,062               $10,080                    $10,268           $10,078
     12/31/1999              $10,019               $10,049                    $10,268           $10,028
      1/31/2000               $9,946               $10,015                    $10,299            $9,949
      2/29/2000              $10,042               $10,098                    $10,360           $10,065
      3/31/2000              $10,186               $10,213                    $10,445           $10,216
      4/30/2000              $10,174               $10,209                    $10,451           $10,199
      5/31/2000              $10,210               $10,236                    $10,464           $10,234
      6/30/2000              $10,373               $10,399                    $10,519           $10,413
      7/31/2000              $10,410               $10,468                    $10,543           $10,455
      8/31/2000              $10,560               $10,585                    $10,543           $10,603
      9/30/2000              $10,662               $10,678                    $10,598           $10,695
     10/31/2000              $10,717               $10,751                    $10,616           $10,759
     11/30/2000              $10,869               $10,909                    $10,622           $10,919
     12/31/2000              $11,021               $11,101                    $10,616           $11,077
      1/31/2001              $11,191               $11,249                    $10,683           $11,248
      2/28/2001              $11,230               $11,352                    $10,726           $11,317
      3/31/2001              $11,302               $11,434                    $10,750           $11,383
      4/30/2001              $11,291               $11,398                    $10,793           $11,361
      5/31/2001              $11,364               $11,446                    $10,842           $11,435
      6/30/2001              $11,403               $11,482                    $10,860           $11,474
      7/31/2001              $11,595               $11,696                    $10,830           $11,697
      8/31/2001              $11,669               $11,800                    $10,830           $11,784
      9/30/2001              $11,829               $12,052                    $10,879           $11,952
     10/31/2001              $11,970               $12,240                    $10,842           $12,114
     11/30/2001              $11,871               $12,094                    $10,824           $11,986
     12/31/2001              $11,806               $12,035                    $10,781           $11,921
      1/31/2002              $11,912               $12,087                    $10,805           $12,036
      2/28/2002              $12,035               $12,187                    $10,848           $12,163
      3/31/2002              $11,879               $12,004                    $10,909           $12,011
      4/30/2002              $12,092               $12,228                    $10,970           $12,237
      5/31/2002              $12,164               $12,314                    $10,970           $12,318
      6/30/2002              $12,254               $12,468                    $10,976           $12,420
      7/31/2002              $12,381               $12,703                    $10,988           $12,565
      8/31/2002              $12,490               $12,848                    $11,025           $12,668
      9/30/2002              $12,582               $13,068                    $11,043           $12,784
     10/31/2002              $12,620               $13,059                    $11,062           $12,798
     11/30/2002              $12,614               $12,956                    $11,062           $12,790
     12/31/2002              $12,754               $13,196                    $11,037           $12,931
      1/31/2003              $12,785               $13,166                    $11,086           $12,956
      2/28/2003              $12,834               $13,315                    $11,171           $13,033
      3/31/2003              $12,828               $13,318                    $11,239           $13,024
      4/30/2003              $12,859               $13,355                    $11,214           $13,055
      5/31/2003              $12,871               $13,565                    $11,196           $13,089
      6/30/2003              $12,884               $13,543                    $11,208           $13,114
      7/31/2003              $12,578               $13,214                    $11,220           $12,831
      8/31/2003              $12,667               $13,238                    $11,263           $12,915
      9/30/2003              $12,850               $13,525                    $11,300           $13,131
     10/31/2003              $12,788               $13,392                    $11,287           $13,065
     11/30/2003              $12,839               $13,393                    $11,257           $13,104
     12/31/2003              $12,914               $13,497                    $11,245           $13,195
      1/31/2004              $12,985               $13,571                    $11,300           $13,260
      2/29/2004              $13,056               $13,700                    $11,361           $13,346
      3/31/2004              $13,089               $13,795                    $11,434           $13,390
      4/30/2004              $12,868               $13,487                    $11,470           $13,165
      5/31/2004              $12,839               $13,444                    $11,538           $13,128
      6/30/2004              $12,946               $13,478                    $11,574           $13,226
      7/31/2004              $13,054               $13,575                    $11,556           $13,327
      8/31/2004              $13,222               $13,777                    $11,562           $13,502
      9/30/2004              $13,225               $13,782                    $11,586           $13,507
     10/31/2004              $13,315               $13,867                    $11,647           $13,593
     11/30/2004              $13,285               $13,738                    $11,653           $13,549
     12/31/2004              $13,334               $13,812                    $11,611           $13,616
      1/31/2005              $13,404               $13,830                    $11,635           $13,683
      2/28/2005              $13,354               $13,753                    $11,702           $13,635
      3/31/2005              $13,323               $13,719                    $11,794           $13,602
      4/30/2005              $13,435               $13,879                    $11,873           $13,728
      5/31/2005              $13,523               $13,990                    $11,861           $13,807
      6/30/2005              $13,549               $14,036                    $11,867           $13,838
      7/31/2005              $13,474               $13,916                    $11,922           $13,779
      8/31/2005              $13,583               $14,070                    $11,983           $13,888
      9/30/2005              $13,507               $13,962                    $12,129           $13,815
     10/31/2005              $13,451               $13,904                    $12,154           $13,744
     11/30/2005              $13,478               $13,961                    $12,056           $13,780
     12/31/2005              $13,632               $14,045                    $12,007           $13,927
      1/31/2006              $13,659               $14,044                    $12,099           $13,957
      2/28/2006              $13,666               $14,047                    $12,123           $13,979
      3/31/2006              $13,567               $14,003                    $12,190           $13,892
      4/30/2006              $13,510               $14,016                    $12,294           $13,845
      5/31/2006              $13,454               $14,021                    $12,355           $13,806
      6/30/2006              $13,462               $14,046                    $12,379           $13,804
      7/31/2006              $13,620               $14,193                    $12,416           $13,979
      8/31/2006              $13,800               $14,352                    $12,441           $14,172
      9/30/2006              $13,894               $14,456                    $12,379           $14,264


44 | Annual Report

CLASS C (10/1/96-9/30/06)

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                           FRANKLIN U.S.            LB U.S.               LIPPER GNMA
                            GOVERNMENT            GOVERNMENT:         FUNDS CLASSIFICATION
          DATE            SECURITIES FUND      INTERMEDIATE INDEX 6         AVERAGE 6            CPI 6
        10/1/1996            $10,000               $10,000                 $10,000               $10,000
       10/31/1996            $10,177               $10,164                 $10,032               $10,202
       11/30/1996            $10,339               $10,287                 $10,051               $10,357
       12/31/1996            $10,260               $10,231                 $10,051               $10,285
        1/31/1997            $10,333               $10,271                 $10,082               $10,350
        2/28/1997            $10,345               $10,287                 $10,114               $10,371
        3/31/1997            $10,310               $10,229                 $10,139               $10,265
        4/30/1997            $10,461               $10,344                 $10,152               $10,422
        5/31/1997            $10,564               $10,425                 $10,146               $10,517
        6/30/1997            $10,682               $10,514                 $10,158               $10,638
        7/31/1997            $10,880               $10,708                 $10,171               $10,857
        8/31/1997            $10,826               $10,667                 $10,190               $10,816
        9/30/1997            $10,948               $10,783                 $10,215               $10,960
       10/31/1997            $11,053               $10,908                 $10,241               $11,071
       11/30/1997            $11,063               $10,932                 $10,234               $11,097
       12/31/1997            $11,169               $11,021                 $10,222               $11,204
        1/31/1998            $11,276               $11,165                 $10,241               $11,317
        2/28/1998            $11,269               $11,153                 $10,260               $11,329
        3/31/1998            $11,312               $11,188                 $10,279               $11,368
        4/30/1998            $11,387               $11,242                 $10,298               $11,428
        5/31/1998            $11,460               $11,319                 $10,317               $11,516
        6/30/1998            $11,500               $11,395                 $10,330               $11,568
        7/31/1998            $11,557               $11,439                 $10,342               $11,614
        8/31/1998            $11,665               $11,655                 $10,355               $11,730
        9/30/1998            $11,807               $11,927                 $10,368               $11,882
       10/31/1998            $11,728               $11,947                 $10,393               $11,823
       11/30/1998            $11,804               $11,910                 $10,393               $11,890
       12/31/1998            $11,844               $11,957                 $10,387               $11,932
        1/31/1999            $11,920               $12,010                 $10,412               $12,002
        2/28/1999            $11,840               $11,845                 $10,425               $11,907
        3/31/1999            $11,899               $11,924                 $10,456               $11,982
        4/30/1999            $11,941               $11,956                 $10,532               $12,027
        5/31/1999            $11,842               $11,883                 $10,532               $11,946
        6/30/1999            $11,779               $11,900                 $10,532               $11,880
        7/31/1999            $11,680               $11,902                 $10,564               $11,809
        8/31/1999            $11,683               $11,918                 $10,589               $11,792
        9/30/1999            $11,867               $12,021                 $10,640               $11,976
       10/31/1999            $11,925               $12,044                 $10,659               $12,017
       11/30/1999            $11,928               $12,053                 $10,665               $12,025
       12/31/1999            $11,878               $12,015                 $10,665               $11,966
        1/31/2000            $11,772               $11,975                 $10,697               $11,872
        2/29/2000            $11,905               $12,074                 $10,760               $12,009
        3/31/2000            $12,075               $12,211                 $10,849               $12,191
        4/30/2000            $12,042               $12,207                 $10,856               $12,170
        5/31/2000            $12,085               $12,239                 $10,868               $12,211
        6/30/2000            $12,279               $12,434                 $10,925               $12,425
        7/31/2000            $12,322               $12,516                 $10,951               $12,475
        8/31/2000            $12,500               $12,656                 $10,951               $12,652
        9/30/2000            $12,621               $12,767                 $11,008               $12,762
       10/31/2000            $12,705               $12,855                 $11,027               $12,839
       11/30/2000            $12,865               $13,043                 $11,033               $13,029
       12/31/2000            $13,047               $13,273                 $11,027               $13,218
        1/31/2001            $13,248               $13,450                 $11,096               $13,421
        2/28/2001            $13,294               $13,573                 $11,141               $13,504
        3/31/2001            $13,380               $13,672                 $11,166               $13,583
        4/30/2001            $13,387               $13,629                 $11,210               $13,557
        5/31/2001            $13,453               $13,685                 $11,261               $13,645
        6/30/2001            $13,500               $13,729                 $11,280               $13,691
        7/31/2001            $13,728               $13,985                 $11,248               $13,957
        8/31/2001            $13,815               $14,109                 $11,248               $14,062
        9/30/2001            $14,005               $14,410                 $11,299               $14,261
       10/31/2001            $14,173               $14,635                 $11,261               $14,455
       11/30/2001            $14,055               $14,460                 $11,242               $14,302
       12/31/2001            $13,977               $14,390                 $11,198               $14,225
        1/31/2002            $14,102               $14,453                 $11,223               $14,361
        2/28/2002            $14,249               $14,572                 $11,267               $14,514
        3/31/2002            $14,063               $14,352                 $11,331               $14,332
        4/30/2002            $14,316               $14,621                 $11,394               $14,602
        5/31/2002            $14,402               $14,723                 $11,394               $14,698
        6/30/2002            $14,509               $14,907                 $11,401               $14,820
        7/31/2002            $14,660               $15,188                 $11,413               $14,993
        8/31/2002            $14,789               $15,361                 $11,451               $15,116
        9/30/2002            $14,920               $15,625                 $11,470               $15,254
       10/31/2002            $14,943               $15,615                 $11,489               $15,271
       11/30/2002            $14,937               $15,491                 $11,489               $15,261
       12/31/2002            $15,103               $15,778                 $11,464               $15,429
        1/31/2003            $15,140               $15,743                 $11,515               $15,460
        2/28/2003            $15,220               $15,920                 $11,603               $15,551
        3/31/2003            $15,192               $15,924                 $11,673               $15,541
        4/30/2003            $15,229               $15,968                 $11,648               $15,578
        5/31/2003            $15,223               $16,219                 $11,629               $15,618
        6/30/2003            $15,260               $16,193                 $11,641               $15,648
        7/31/2003            $14,896               $15,800                 $11,654               $15,310
        8/31/2003            $15,000               $15,828                 $11,698               $15,411
        9/30/2003            $15,217               $16,171                 $11,736               $15,668
       10/31/2003            $15,142               $16,012                 $11,724               $15,590
       11/30/2003            $15,203               $16,014                 $11,692               $15,637
       12/31/2003            $15,292               $16,138                 $11,679               $15,745
        1/31/2004            $15,376               $16,226                 $11,736               $15,822
        2/29/2004            $15,461               $16,381                 $11,800               $15,925
        3/31/2004            $15,500               $16,495                 $11,876               $15,977
        4/30/2004            $15,238               $16,126                 $11,914               $15,709
        5/31/2004            $15,202               $16,074                 $11,984               $15,665
        6/30/2004            $15,353               $16,115                 $12,022               $15,782
        7/31/2004            $15,458               $16,232                 $12,003               $15,902
        8/31/2004            $15,658               $16,473                 $12,009               $16,111
        9/30/2004            $15,661               $16,479                 $12,034               $16,117
       10/31/2004            $15,767               $16,580                 $12,098               $16,220
       11/30/2004            $15,731               $16,426                 $12,104               $16,167
       12/31/2004            $15,790               $16,515                 $12,060               $16,248
        1/31/2005            $15,874               $16,536                 $12,085               $16,327
        2/28/2005            $15,813               $16,444                 $12,155               $16,270
        3/31/2005            $15,777               $16,403                 $12,250               $16,231
        4/30/2005            $15,909               $16,595                 $12,332               $16,380
        5/31/2005            $16,014               $16,727                 $12,319               $16,475
        6/30/2005            $16,046               $16,782                 $12,326               $16,512
        7/31/2005            $15,956               $16,639                 $12,383               $16,442
        8/31/2005            $16,087               $16,824                 $12,446               $16,572
        9/30/2005            $15,996               $16,694                 $12,598               $16,484
       10/31/2005            $15,929               $16,624                 $12,624               $16,400
       11/30/2005            $15,962               $16,692                 $12,522               $16,443
       12/31/2005            $16,144               $16,793                 $12,471               $16,619
        1/31/2006            $16,176               $16,792                 $12,567               $16,654
        2/28/2006            $16,184               $16,795                 $12,592               $16,680
        3/31/2006            $16,067               $16,743                 $12,662               $16,577
        4/30/2006            $15,999               $16,759                 $12,769               $16,520
        5/31/2006            $15,932               $16,764                 $12,833               $16,474
        6/30/2006            $15,942               $16,794                 $12,858               $16,471
        7/31/2006            $16,130               $16,970                 $12,896               $16,680
        8/31/2006            $16,344               $17,161                 $12,921               $16,910
        9/30/2006            $16,456               $17,285                 $12,858               $17,020

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------------
 CLASS C                                 9/30/06
----------------------------------------------------
 1-Year                                   +1.89%
----------------------------------------------------
 5-Year                                   +3.28%
----------------------------------------------------
 10-Year                                  +5.11%
----------------------------------------------------

CLASS R (1/1/02-9/30/06)

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                         FRANKLIN U.S.            LB U.S.               LIPPER GNMA
                          GOVERNMENT            GOVERNMENT:       FUNDS CLASSIFICATION
           DATE         SECURITIES FUND    INTERMEDIATE INDEX 6          AVERAGE 6              CPI 6
         1/1/2002           $10,000               $10,000                 $10,000              $10,000
        1/31/2002           $10,109               $10,043                 $10,023              $10,096
        2/28/2002           $10,215               $10,126                 $10,062              $10,203
        3/31/2002           $10,098                $9,974                 $10,119              $10,075
        4/30/2002           $10,281               $10,160                 $10,175              $10,265
        5/31/2002           $10,343               $10,231                 $10,175              $10,333
        6/30/2002           $10,421               $10,359                 $10,181              $10,418
        7/31/2002           $10,530               $10,554                 $10,192              $10,540
        8/31/2002           $10,625               $10,675                 $10,226              $10,627
        9/30/2002           $10,704               $10,858                 $10,243              $10,723
       10/31/2002           $10,722               $10,851                 $10,260              $10,735
       11/30/2002           $10,733               $10,765                 $10,260              $10,729
       12/31/2002           $10,854               $10,964                 $10,238              $10,847
        1/31/2003           $10,866               $10,940                 $10,283              $10,869
        2/28/2003           $10,924               $11,063                 $10,362              $10,933
        3/31/2003           $10,921               $11,066                 $10,424              $10,925
        4/30/2003           $10,948               $11,097                 $10,402              $10,951
        5/31/2003           $10,945               $11,271                 $10,385              $10,980
        6/30/2003           $10,958               $11,252                 $10,396              $11,001
        7/31/2003           $10,715               $10,979                 $10,407              $10,763
        8/31/2003           $10,791               $10,999                 $10,447              $10,834
        9/30/2003           $10,948               $11,237                 $10,481              $11,015
       10/31/2003           $10,897               $11,127                 $10,470              $10,960
       11/30/2003           $10,926               $11,128                 $10,441              $10,993
       12/31/2003           $11,008               $11,215                 $10,430              $11,069
        1/31/2004           $11,053               $11,276                 $10,481              $11,123
        2/29/2004           $11,115               $11,383                 $10,538              $11,195
        3/31/2004           $11,160               $11,462                 $10,606              $11,232
        4/30/2004           $10,975               $11,206                 $10,640              $11,043
        5/31/2004           $10,950               $11,170                 $10,702              $11,012
        6/30/2004           $11,044               $11,198                 $10,736              $11,095
        7/31/2004           $11,121               $11,280                 $10,719              $11,179
        8/31/2004           $11,265               $11,447                 $10,724              $11,326
        9/30/2004           $11,286               $11,452                 $10,747              $11,330
       10/31/2004           $11,364               $11,522                 $10,804              $11,403
       11/30/2004           $11,323               $11,414                 $10,809              $11,365
       12/31/2004           $11,384               $11,476                 $10,770              $11,422
        1/31/2005           $11,445               $11,491                 $10,792              $11,478
        2/28/2005           $11,386               $11,427                 $10,855              $11,438
        3/31/2005           $11,361               $11,399                 $10,939              $11,410
        4/30/2005           $11,475               $11,532                 $11,013              $11,515
        5/31/2005           $11,534               $11,624                 $11,002              $11,582
        6/30/2005           $11,559               $11,662                 $11,007              $11,608
        7/31/2005           $11,513               $11,562                 $11,058              $11,559
        8/31/2005           $11,590               $11,691                 $11,115              $11,650
        9/30/2005           $11,544               $11,601                 $11,251              $11,588
       10/31/2005           $11,481               $11,552                 $11,273              $11,529
       11/30/2005           $11,505               $11,599                 $11,183              $11,559
       12/31/2005           $11,638               $11,670                 $11,138              $11,683
        1/31/2006           $11,663               $11,669                 $11,222              $11,707
        2/28/2006           $11,670               $11,671                 $11,245              $11,726
        3/31/2006           $11,604               $11,635                 $11,307              $11,654
        4/30/2006           $11,539               $11,646                 $11,404              $11,614
        5/31/2006           $11,510               $11,649                 $11,460              $11,581
        6/30/2006           $11,500               $11,670                 $11,483              $11,579
        7/31/2006           $11,655               $11,793                 $11,517              $11,726
        8/31/2006           $11,810               $11,925                 $11,539              $11,888
        9/30/2006           $11,892               $12,011                 $11,483              $11,965

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------------
 CLASS R                                 9/30/06
----------------------------------------------------
 1-Year                                   +3.01%
----------------------------------------------------
 3-Year                                   +2.79%
----------------------------------------------------
 Since Inception (1/1/02)                 +3.72%
----------------------------------------------------


                                                              Annual Report | 45

ADVISOR CLASS (10/1/96-9/30/06) 5

AVERAGE ANNUAL TOTAL RETURN

------------------------------------------------
ADVISOR CLASS 5                 9/30/06
------------------------------------------------
1-Year                           +3.53%
------------------------------------------------
5-Year                           +3.99%
------------------------------------------------
10-Year                          +5.84%
------------------------------------------------

                         FRANKLIN U.S.            LB U.S.               LIPPER GNMA
                          GOVERNMENT            GOVERNMENT:       FUNDS CLASSIFICATION
      DATE              SECURITIES FUND    INTERMEDIATE INDEX 6          AVERAGE 6             CPI 6
     10/1/1996              $10,000              $10,000                 $10,000               $10,000
    10/31/1996              $10,181              $10,164                 $10,032               $10,202
    11/30/1996              $10,333              $10,287                 $10,051               $10,357
    12/31/1996              $10,274              $10,231                 $10,051               $10,285
     1/31/1997              $10,383              $10,271                 $10,082               $10,350
     2/28/1997              $10,400              $10,287                 $10,114               $10,371
     3/31/1997              $10,371              $10,229                 $10,139               $10,265
     4/30/1997              $10,545              $10,344                 $10,152               $10,422
     5/31/1997              $10,638              $10,425                 $10,146               $10,517
     6/30/1997              $10,763              $10,514                 $10,158               $10,638
     7/31/1997              $10,969              $10,708                 $10,171               $10,857
     8/31/1997              $10,921              $10,667                 $10,190               $10,816
     9/30/1997              $11,063              $10,783                 $10,215               $10,960
    10/31/1997              $11,159              $10,908                 $10,241               $11,071
    11/30/1997              $11,191              $10,932                 $10,234               $11,097
    12/31/1997              $11,305              $11,021                 $10,222               $11,204
     1/31/1998              $11,402              $11,165                 $10,241               $11,317
     2/28/1998              $11,418              $11,153                 $10,260               $11,329
     3/31/1998              $11,467              $11,188                 $10,279               $11,368
     4/30/1998              $11,533              $11,242                 $10,298               $11,428
     5/31/1998              $11,630              $11,319                 $10,317               $11,516
     6/30/1998              $11,676              $11,395                 $10,330               $11,568
     7/31/1998              $11,723              $11,439                 $10,342               $11,614
     8/31/1998              $11,837              $11,655                 $10,355               $11,730
     9/30/1998              $12,005              $11,927                 $10,368               $11,882
    10/31/1998              $11,932              $11,947                 $10,393               $11,823
    11/30/1998              $12,014              $11,910                 $10,393               $11,890
    12/31/1998              $12,062              $11,957                 $10,387               $11,932
     1/31/1999              $12,146              $12,010                 $10,412               $12,002
     2/28/1999              $12,054              $11,845                 $10,425               $11,907
     3/31/1999              $12,120              $11,924                 $10,456               $11,982
     4/30/1999              $12,187              $11,956                 $10,532               $12,027
     5/31/1999              $12,094              $11,883                 $10,532               $11,946
     6/30/1999              $12,018              $11,900                 $10,532               $11,880
     7/31/1999              $11,941              $11,902                 $10,564               $11,809
     8/31/1999              $11,933              $11,918                 $10,589               $11,792
     9/30/1999              $12,144              $12,021                 $10,640               $11,976
    10/31/1999              $12,210              $12,044                 $10,659               $12,017
    11/30/1999              $12,202              $12,053                 $10,665               $12,025
    12/31/1999              $12,157              $12,015                 $10,665               $11,966
     1/31/2000              $12,074              $11,975                 $10,697               $11,872
     2/29/2000              $12,197              $12,074                 $10,760               $12,009
     3/31/2000              $12,378              $12,211                 $10,849               $12,191
     4/30/2000              $12,370              $12,207                 $10,856               $12,170
     5/31/2000              $12,421              $12,239                 $10,868               $12,211
     6/30/2000              $12,626              $12,434                 $10,925               $12,425
     7/31/2000              $12,677              $12,516                 $10,951               $12,475
     8/31/2000              $12,866              $12,656                 $10,951               $12,652
     9/30/2000              $12,997              $12,767                 $11,008               $12,762
    10/31/2000              $13,089              $12,855                 $11,027               $12,839
    11/30/2000              $13,261              $13,043                 $11,033               $13,029
    12/31/2000              $13,475              $13,273                 $11,027               $13,218
     1/31/2001              $13,670              $13,450                 $11,096               $13,421
     2/28/2001              $13,724              $13,573                 $11,141               $13,504
     3/31/2001              $13,819              $13,672                 $11,166               $13,583
     4/30/2001              $13,833              $13,629                 $11,210               $13,557
     5/31/2001              $13,908              $13,685                 $11,261               $13,645
     6/30/2001              $13,983              $13,729                 $11,280               $13,691
     7/31/2001              $14,225              $13,985                 $11,248               $13,957
     8/31/2001              $14,323              $14,109                 $11,248               $14,062
     9/30/2001              $14,505              $14,410                 $11,299               $14,261
    10/31/2001              $14,707              $14,635                 $11,261               $14,455
    11/30/2001              $14,593              $14,460                 $11,242               $14,302
    12/31/2001              $14,521              $14,390                 $11,198               $14,225
     1/31/2002              $14,638              $14,453                 $11,223               $14,361
     2/28/2002              $14,818              $14,572                 $11,267               $14,514
     3/31/2002              $14,634              $14,352                 $11,331               $14,332
     4/30/2002              $14,903              $14,621                 $11,394               $14,602
     5/31/2002              $15,000              $14,723                 $11,394               $14,698
     6/30/2002              $15,120              $14,907                 $11,401               $14,820
     7/31/2002              $15,283              $15,188                 $11,413               $14,993
     8/31/2002              $15,425              $15,361                 $11,451               $15,116
     9/30/2002              $15,568              $15,625                 $11,470               $15,254
    10/31/2002              $15,600              $15,615                 $11,489               $15,271
    11/30/2002              $15,602              $15,491                 $11,489               $15,261
    12/31/2002              $15,784              $15,778                 $11,464               $15,429
     1/31/2003              $15,830              $15,743                 $11,515               $15,460
     2/28/2003              $15,922              $15,920                 $11,603               $15,551
     3/31/2003              $15,923              $15,924                 $11,673               $15,541
     4/30/2003              $15,947              $15,968                 $11,648               $15,578
     5/31/2003              $15,972              $16,219                 $11,629               $15,618
     6/30/2003              $15,997              $16,193                 $11,641               $15,648
     7/31/2003              $15,626              $15,800                 $11,654               $15,310
     8/31/2003              $15,744              $15,828                 $11,698               $15,411
     9/30/2003              $16,003              $16,171                 $11,736               $15,668
    10/31/2003              $15,933              $16,012                 $11,724               $15,590
    11/30/2003              $15,983              $16,014                 $11,692               $15,637
    12/31/2003              $16,084              $16,138                 $11,679               $15,745
     1/31/2004              $16,181              $16,226                 $11,736               $15,822
     2/29/2004              $16,278              $16,381                 $11,800               $15,925
     3/31/2004              $16,328              $16,495                 $11,876               $15,977
     4/30/2004              $16,063              $16,126                 $11,914               $15,709
     5/31/2004              $16,059              $16,074                 $11,984               $15,665
     6/30/2004              $16,201              $16,115                 $12,022               $15,782
     7/31/2004              $16,321              $16,232                 $12,003               $15,902
     8/31/2004              $16,538              $16,473                 $12,009               $16,111
     9/30/2004              $16,550              $16,479                 $12,034               $16,117
    10/31/2004              $16,696              $16,580                 $12,098               $16,220
    11/30/2004              $16,643              $16,426                 $12,104               $16,167
    12/31/2004              $16,739              $16,515                 $12,060               $16,248
     1/31/2005              $16,836              $16,536                 $12,085               $16,327
     2/28/2005              $16,756              $16,444                 $12,155               $16,270
     3/31/2005              $16,727              $16,403                 $12,250               $16,231
     4/30/2005              $16,875              $16,595                 $12,332               $16,380
     5/31/2005              $17,000              $16,727                 $12,319               $16,475
     6/30/2005              $17,043              $16,782                 $12,326               $16,512
     7/31/2005              $16,983              $16,639                 $12,383               $16,442
     8/31/2005              $17,104              $16,824                 $12,446               $16,572
     9/30/2005              $17,043              $16,694                 $12,598               $16,484
    10/31/2005              $16,955              $16,624                 $12,624               $16,400
    11/30/2005              $17,000              $16,692                 $12,522               $16,443
    12/31/2005              $17,202              $16,793                 $12,471               $16,619
     1/31/2006              $17,245              $16,792                 $12,567               $16,654
     2/28/2006              $17,263              $16,795                 $12,592               $16,680
     3/31/2006              $17,148              $16,743                 $12,662               $16,577
     4/30/2006              $17,086              $16,759                 $12,769               $16,520
     5/31/2006              $17,051              $16,764                 $12,833               $16,474
     6/30/2006              $17,043              $16,794                 $12,858               $16,471
     7/31/2006              $17,278              $16,970                 $12,896               $16,680
     8/31/2006              $17,516              $17,161                 $12,921               $16,910
     9/30/2006              $17,643              $17,285                 $12,858               $17,020


46 | Annual Report

ENDNOTES

THE FUND'S SHARE PRICE AND YIELD WILL BE AFFECTED BY INTEREST RATE MOVEMENTS AND MORTGAGE PREPAYMENTS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. Distribution rate is based on an annualization of the respective class's September dividend and the maximum offering price (NAV for Classes B, C, R and Advisor) per share on 9/30/06.

4. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 9/30/06.

5. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +71.72% and +5.70%.

6.    Sources: Standard & Poor's Micropal; Lipper Inc. The LB U.S. Government:
      Intermediate Index includes fixed-rate debt issues rated investment grade or higher by Moody's, S&P or Fitch, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. government issues. All returns are market value weighted inclusive of accrued interest. The index includes issues of the U.S. government or any agency thereof. It includes only issues with a remaining term to maturity of less than 10 years. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The total return index is rebalanced monthly by market capitalization. The Lipper GNMA Funds Classification Average is calculated by averaging the total return for all funds within the Lipper GNMA Funds classification in the Lipper Open-End underlying funds universe for the period indicated. Lipper GNMA Funds are defined as funds that invest primarily in Government National Mortgage Association securities. For the 12-month period ended 9/30/06, there were 62 funds in this category. Lipper calculations do not include sales charges or expense subsidization by a fund's manager. The Fund's performance relative to the average may have differed if these or other factors had been considered.


                                                              Annual Report | 47

Your Fund's Expenses

FRANKLIN U.S. GOVERNMENT SECURITIES FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


48 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------------------------
                                                  BEGINNING ACCOUNT          ENDING ACCOUNT        EXPENSES PAID DURING
CLASS A                                              VALUE 4/1/06            VALUE 9/30/06        PERIOD* 4/1/06-9/30/06
---------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000                  $1,026.70                  $3.61
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000                  $1,021.51                  $3.60
---------------------------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000                  $1,024.10                  $6.24
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000                  $1,018.90                  $6.23
---------------------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000                  $1,024.20                  $6.24
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000                  $1,018.90                  $6.23
---------------------------------------------------------------------------------------------------------------------------
CLASS R
---------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000                  $1,024.80                  $5.48
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000                  $1,019.65                  $5.47
---------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
---------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000                  $1,028.90                  $2.95
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000                  $1,022.16                  $2.94
---------------------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.71%; B: 1.23%; C: 1.23%; R: 1.08%; and Advisor: 0.58%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


                                                              Annual Report | 49

Franklin Utilities Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Utilities Fund seeks both capital appreciation and current income by investing at least 80% of its net assets in public utility company securities.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for Franklin Utilities Fund covers the fiscal year ended September 30, 2006.

PERFORMANCE OVERVIEW

For the 12 months under review, Franklin Utilities Fund - Class A posted a +6.69% cumulative total return. The Fund underperformed its broad benchmark, the Standard & Poor's 500 Index (S&P 500), which returned +10.78% for the same period. 1 The Fund outperformed its narrow benchmark, the S&P 500 Utilities Index, which returned +4.77%. 2 You can find the Fund's long-term performance data in the Performance Summary beginning on page 54.

ECONOMIC AND MARKET OVERVIEW

During the 12 months ended September 30, 2006, the U.S. economy advanced at a moderate pace. After a slow fourth quarter 2005, gross domestic product grew an annualized 5.6% in first quarter 2006, then slowed to estimated annualized rates of 2.6% in the second quarter and 1.6% in the third quarter. Growth was driven by corporate profits, and consumer and government spending. Export growth picked up some momentum, but a wide trade deficit remained. Employment generally increased and the unemployment rate fell from 5.1% to 4.6%. 3 Although labor costs rose during the reporting period, hiring increased in many industries and personal income grew.

1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The indexes are unmanaged and includes reinvested dividends.

2. Source: Standard & Poor's Micropal. The S&P 500 Utilities Index is a market capitalization-weighted index consisting of all utility stocks in the S&P 500 Index.

      One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

3.    Source: Bureau of Labor Statistics.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 105.


50 | Annual Report

Elevated energy and other commodity prices were a primary economic concern. Oil prices were volatile and declined from a record high of $77 per barrel in July to $63 at period-end. Medical and pharmacy costs climbed substantially. Consumer confidence and spending remained strong but could weaken with the impact of higher prices. As home price appreciation slowed, borrowing against home equity flattened and could have a gradual effect on consumer spending. Inflation was also a concern, as the core Consumer Price Index (CPI) rose 2.9% for the 12 months ended September 30, 2006, which was higher than the 2.2% 10-year average. 4

The Federal Reserve Board (Fed) raised the federal funds target rate incrementally from 3.75% to 5.25%. In August and September, the Fed left the rate unchanged, citing moderate economic growth, a cooling housing market, and the lagging effect of prior tightening. The Fed stated that some inflation risk may remain and the extent and timing of any additional interest rate hikes will depend upon incoming data on inflation and economic growth.

In this environment, equity markets experienced dramatic rallies late in the period. Overall, the blue chip stocks of the Dow Jones Industrial Average posted a 12-month total return of +13.14%, the broader S&P 500 returned +10.78%, while the technology-heavy NASDAQ Composite Index had a total return of +6.66%. 5 Telecommunications, materials and financials stocks performed particularly well.

INVESTMENT STRATEGY

We search for the best return opportunities available in the global utilities arena with a specific focus on the U.S. electricity sector. Generally, we look for companies producing a high percentage of earnings from regulated utility franchise operations.

4. Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.

5. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote 1 for a description of the S&P 500. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.

PORTFOLIO BREAKDOWN
Franklin Utilities Fund
Based on Total Net Assets as of 9/30/06

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

Electric Utilities                                                        85.5%
Gas Distributors                                                           8.8%
Diversified Telecommunication Services                                     3.5%
Oil, Gas & Consumable Fuels                                                1.8%
Short-Term Investments & Other Net Assets                                  0.4%


                                                              Annual Report | 51

TOP 10 EQUITY HOLDINGS
Franklin Utilities Fund
9/30/06

-------------------------------------------------------------------------------
COMPANY                                                             % OF TOTAL
SECTOR/INDUSTRY                                                     NET ASSETS
-------------------------------------------------------------------------------
Entergy Corp.                                                             5.3%
  ELECTRIC UTILITIES
-------------------------------------------------------------------------------
Exelon Corp.                                                              5.2%
  ELECTRIC UTILITIES
-------------------------------------------------------------------------------
Duke Energy Corp.                                                         5.1%
  ELECTRIC UTILITIES
-------------------------------------------------------------------------------
Dominion Resources Inc.                                                   4.7%
  ELECTRIC UTILITIES
-------------------------------------------------------------------------------
FirstEnergy Corp.                                                         4.5%
  ELECTRIC UTILITIES
-------------------------------------------------------------------------------
FPL Group Inc.                                                            4.0%
  ELECTRIC UTILITIES
-------------------------------------------------------------------------------
Edison International                                                      3.5%
  ELECTRIC UTILITIES
-------------------------------------------------------------------------------
The Southern Co.                                                          3.3%
  ELECTRIC UTILITIES
-------------------------------------------------------------------------------
Public Service Enterprise Group Inc.                                      3.1%
  ELECTRIC UTILITIES
-------------------------------------------------------------------------------
PG&E Corp.                                                                3.1%
  ELECTRIC UTILITIES
-------------------------------------------------------------------------------

MANAGER'S DISCUSSION

In general, investments in networks and other infrastructure projects drove operating performance for many of the Fund's utilities holdings during the 12-month reporting period. As we have pointed out in past reports, many utilities companies continued to exit non-core diversified businesses to strengthen their balance sheets and refocus on their core regulated businesses. Two significant Fund holdings, Alliant Energy (+27%) and Northeast Utilities (+21%), benefited from company decisions to exit non-core operations and invest in regional infrastructure opportunities.

Alliant Energy regained some investor confidence by completing the sale of non-core divisions operating in China and Brazil and using a portion of the proceeds to repay corporate debt. With improved earnings and financial health, Alliant also raised its dividend 9.5% during the year under review. In its core utility businesses in Wisconsin and Iowa, Alliant is finding increased investment opportunities. As part of our investment strategy, we look for utilities with significant opportunities for investment in their own service territories because we think the companies' managers know these areas best.

We held Northeast Utilities shares because the company has spent a significant amount of capital improving the electric transmission grid in Connecticut. During the reporting period, Northeast also announced its intention to divest its non-core competitive businesses. According to our analysis, this action means management is focused on the regulated business opportunity.

Although a relatively small component of the total portfolio, the Fund's telecommunications holdings performed well during the year under review. 6 Earnings stabilized for AT&T and Verizon, which rose 43% and 19% in value during the year under review.

Holdings that detracted from the Fund's 12-month performance included American Electric Power (-5%) and Edison International (-10%). We continued to like these two holdings, but recognize their high reliance on coal as fuel for generating electricity. With increased attention over the past few years on carbon dioxide emissions and the effect on global warming, it is possible that investors have shied away from coal-burning utilities. We do support the industry's efforts to invest in emission-control equipment at generating plants to reduce the amount of byproducts released into the atmosphere. Because of carbon dioxide concerns, we also are positive toward the nuclear power industry, and maintain significant stakes in Exelon and Entergy, the two largest U.S. nuclear plant operators.

6. The Fund's telecommunication holdings are in diversified telecommunication services in the SOI.


52 | Annual Report

Thank you for your continued participation in Franklin Utilities Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]         /s/ John C. Kohli

                        John C. Kohli, CFA
                        Portfolio Manager
                        Franklin Utilities Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                              Annual Report | 53

Performance Summary as of 9/30/06

FRANKLIN UTILITIES FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

-----------------------------------------------------------------------------
CLASS A (SYMBOL: FKUTX)                         CHANGE     9/30/06   9/30/05
-----------------------------------------------------------------------------
Net Asset Value (NAV)                           +$0.30      $12.89    $12.59
-----------------------------------------------------------------------------
DISTRIBUTIONS (10/1/05-9/30/06)
-----------------------------------------------------------------------------
Dividend Income                      $0.4123
-----------------------------------------------------------------------------
Long-Term Capital Gain               $0.0914
-----------------------------------------------------------------------------
         TOTAL                       $0.5037
-----------------------------------------------------------------------------
CLASS B (SYMBOL: FRUBX)                         CHANGE     9/30/06   9/30/05
-----------------------------------------------------------------------------
Net Asset Value (NAV)                           +$0.31      $12.88    $12.57
-----------------------------------------------------------------------------
DISTRIBUTIONS (10/1/05-9/30/06)
-----------------------------------------------------------------------------
Dividend Income                      $0.3503
-----------------------------------------------------------------------------
Long-Term Capital Gain               $0.0914
-----------------------------------------------------------------------------
         TOTAL                       $0.4417
-----------------------------------------------------------------------------
CLASS C (SYMBOL: FRUSX)                         CHANGE     9/30/06   9/30/05
-----------------------------------------------------------------------------
Net Asset Value (NAV)                           +$0.30      $12.85    $12.55
-----------------------------------------------------------------------------
DISTRIBUTIONS (10/1/05-9/30/06)
-----------------------------------------------------------------------------
Dividend Income                      $0.3521
-----------------------------------------------------------------------------
Long-Term Capital Gain               $0.0914
-----------------------------------------------------------------------------
         TOTAL                       $0.4435
-----------------------------------------------------------------------------
CLASS R (SYMBOL: FRURX)                         CHANGE     9/30/06   9/30/05
-----------------------------------------------------------------------------
Net Asset Value (NAV)                           +$0.29      $12.86    $12.57
-----------------------------------------------------------------------------
DISTRIBUTIONS (10/1/05-9/30/06)
-----------------------------------------------------------------------------
Dividend Income                      $0.3733
-----------------------------------------------------------------------------
Long-Term Capital Gain               $0.0914
-----------------------------------------------------------------------------
         TOTAL                       $0.4647
-----------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FRUAX)                   CHANGE     9/30/06   9/30/05
-----------------------------------------------------------------------------
Net Asset Value (NAV)                           +$0.31      $12.95    $12.64
-----------------------------------------------------------------------------
DISTRIBUTIONS (10/1/05-9/30/06)
-----------------------------------------------------------------------------
Dividend Income                      $0.4274
-----------------------------------------------------------------------------
Long-Term Capital Gain               $0.0914
-----------------------------------------------------------------------------
         TOTAL                       $0.5188
-----------------------------------------------------------------------------


54 | Annual Report

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

---------------------------------------------------------------------------------------
CLASS A                                      1-YEAR        5-YEAR         10-YEAR
---------------------------------------------------------------------------------------
Cumulative Total Return 1                    +6.69%       +68.53%        +154.42%
---------------------------------------------------------------------------------------
Average Annual Total Return 2                +2.15%       +10.05%          +9.31%
---------------------------------------------------------------------------------------
Value of $10,000 Investment 3              $10,215       $16,144         $24,365
---------------------------------------------------------------------------------------
   Distribution Rate 4             3.00%
---------------------------------------------------------------------------------------
   30-Day Standardized Yield 5     2.91%
---------------------------------------------------------------------------------------
CLASS B                                      1-YEAR        5-YEAR   INCEPTION (1/1/99)
---------------------------------------------------------------------------------------
Cumulative Total Return 1                    +6.25%       +64.50%         +74.15%
---------------------------------------------------------------------------------------
Average Annual Total Return 2                +2.25%       +10.20%          +7.42%
---------------------------------------------------------------------------------------
Value of $10,000 Investment 3              $10,225       $16,250         $17,415
---------------------------------------------------------------------------------------
   Distribution Rate 4             2.62%
---------------------------------------------------------------------------------------
   30-Day Standardized Yield 5     2.54%
---------------------------------------------------------------------------------------
CLASS C                                      1-YEAR        5-YEAR         10-YEAR
---------------------------------------------------------------------------------------
Cumulative Total Return 1                    +6.19%       +64.36%        +141.93%
---------------------------------------------------------------------------------------
Average Annual Total Return 2                +5.19%       +10.45%          +9.24%
---------------------------------------------------------------------------------------
Value of $10,000 Investment 3              $10,519       $16,436         $24,193
---------------------------------------------------------------------------------------
   Distribution Rate 4             2.63%
---------------------------------------------------------------------------------------
   30-Day Standardized Yield 5     2.54%
---------------------------------------------------------------------------------------
CLASS R                                      1-YEAR        3-YEAR   INCEPTION (1/1/02)
---------------------------------------------------------------------------------------
Cumulative Total Return 1                    +6.29%       +63.73%         +59.46%
---------------------------------------------------------------------------------------
Average Annual Total Return 2                +6.29%       +17.86%         +10.34%
---------------------------------------------------------------------------------------
Value of $10,000 Investment 3              $10,629       $16,373         $15,946
---------------------------------------------------------------------------------------
   Distribution Rate 4             2.79%
---------------------------------------------------------------------------------------
   30-Day Standardized Yield 5     2.69%
---------------------------------------------------------------------------------------
ADVISOR CLASS 6                              1-YEAR        5-YEAR         10-YEAR
---------------------------------------------------------------------------------------
Cumulative Total Return 1                    +6.88%       +69.84%        +160.89%
---------------------------------------------------------------------------------------
Average Annual Total Return 2                +6.88%       +11.18%         +10.06%
---------------------------------------------------------------------------------------
Value of $10,000 Investment 3              $10,688       $16,984         $26,089
---------------------------------------------------------------------------------------
   Distribution Rate 4             3.17%
---------------------------------------------------------------------------------------
   30-Day Standardized Yield 5     3.18%
---------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                              Annual Report | 55

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

---------------------------------------
 CLASS A                      9/30/06
---------------------------------------
 1-Year                        +2.15%
---------------------------------------
 5-Year                       +10.05%
---------------------------------------
 10-Year                       +9.31%
---------------------------------------

CLASS A (10/1/96-9/30/06)

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                 FRANKLIN                            S&P 500
                                UTILITIES                           UTILITIES
                 DATE             FUND            S&P 500 7          INDEX 7

               10/1/1996         $9,577            $10,000           $10,000
              10/31/1996         $9,892            $10,276           $10,500
              11/30/1996        $10,030            $11,052           $10,712
              12/31/1996        $10,029            $10,833           $10,642
               1/31/1997        $10,081            $11,509           $10,698
               2/28/1997        $10,165            $11,600           $10,621
               3/31/1997         $9,881            $11,124           $10,277
               4/30/1997         $9,807            $11,787           $10,103
               5/31/1997        $10,113            $12,504           $10,551
               6/30/1997        $10,446            $13,064           $10,869
               7/31/1997        $10,692            $14,103           $11,107
               8/31/1997        $10,457            $13,314           $10,897
               9/30/1997        $10,891            $14,043           $11,361
              10/31/1997        $10,945            $13,574           $11,469
              11/30/1997        $11,672            $14,202           $12,331
              12/31/1997        $12,527            $14,446           $13,266
               1/31/1998        $12,043            $14,605           $12,727
               2/28/1998        $12,234            $15,658           $13,158
               3/31/1998        $12,998            $16,459           $14,015
               4/30/1998        $12,531            $16,625           $13,691
               5/31/1998        $12,372            $16,339           $13,641
               6/30/1998        $12,669            $17,003           $14,162
               7/31/1998        $12,208            $16,822           $13,446
               8/31/1998        $12,623            $14,392           $13,761
               9/30/1998        $13,255            $15,314           $14,851
              10/31/1998        $13,010            $16,559           $14,566
              11/30/1998        $13,150            $17,562           $14,782
              12/31/1998        $13,475            $18,574           $15,234
               1/31/1999        $12,758            $19,350           $14,567
               2/28/1999        $12,150            $18,749           $14,012
               3/31/1999        $11,942            $19,499           $13,790
               4/30/1999        $12,694            $20,254           $14,970
               5/31/1999        $13,273            $19,776           $15,916
               6/30/1999        $12,802            $20,873           $15,357
               7/31/1999        $12,615            $20,222           $15,169
               8/31/1999        $12,590            $20,122           $15,325
               9/30/1999        $12,123            $19,571           $14,588
              10/31/1999        $12,338            $20,809           $14,798
              11/30/1999        $11,617            $21,232           $13,700
              12/31/1999        $11,453            $22,482           $13,835
               1/31/2000        $12,107            $21,352           $15,336
               2/29/2000        $11,213            $20,948           $14,390
               3/31/2000        $11,595            $22,996           $14,869
               4/30/2000        $12,284            $22,305           $16,026
               5/31/2000        $12,446            $21,848           $16,727
               6/30/2000        $11,887            $22,387           $15,732
               7/31/2000        $12,380            $22,037           $16,847
               8/31/2000        $13,693            $23,405           $19,153
               9/30/2000        $15,065            $22,170           $20,912
              10/31/2000        $14,995            $22,076           $20,106
              11/30/2000        $15,535            $20,337           $19,876
              12/31/2000        $16,220            $20,437           $21,747
               1/31/2001        $14,554            $21,161           $19,634
               2/28/2001        $15,408            $19,233           $20,347
               3/31/2001        $15,608            $18,015           $20,211
               4/30/2001        $16,258            $19,414           $21,387
               5/31/2001        $16,343            $19,544           $20,705
               6/30/2001        $15,519            $19,069           $19,055
               7/31/2001        $14,977            $18,881           $18,176
               8/31/2001        $15,177            $17,700           $17,682
               9/30/2001        $14,457            $16,271           $15,635
              10/31/2001        $14,472            $16,581           $15,579
              11/30/2001        $14,342            $17,853           $14,742
              12/31/2001        $14,908            $18,010           $15,127
               1/31/2002        $14,724            $17,747           $14,256
               2/28/2002        $14,678            $17,405           $13,942
               3/31/2002        $15,516            $18,059           $15,639
               4/30/2002        $15,408            $16,965           $15,348
               5/31/2002        $15,036            $16,840           $13,986
               6/30/2002        $14,368            $15,641           $12,992
               7/31/2002        $13,128            $14,422           $11,176
               8/31/2002        $13,646            $14,517           $11,596
               9/30/2002        $12,652            $12,940           $10,098
              10/31/2002        $12,652            $14,078            $9,914
              11/30/2002        $12,906            $14,906           $10,176
              12/31/2002        $13,346            $14,031           $10,590
               1/31/2003        $12,798            $13,664           $10,266
               2/28/2003        $12,443            $13,459            $9,779
               3/31/2003        $12,887            $13,588           $10,258
               4/30/2003        $13,590            $14,708           $11,146
               5/31/2003        $14,784            $15,482           $12,309
               6/30/2003        $14,834            $15,680           $12,448
               7/31/2003        $14,156            $15,956           $11,636
               8/31/2003        $14,173            $16,267           $11,858
               9/30/2003        $14,724            $16,095           $12,386
              10/31/2003        $14,992            $17,005           $12,517
              11/30/2003        $15,143            $17,154           $12,530
              12/31/2003        $15,922            $18,053           $13,371
               1/31/2004        $16,192            $18,384           $13,654
               2/29/2004        $16,615            $18,640           $13,922
               3/31/2004        $16,735            $18,359           $14,060
               4/30/2004        $16,239            $18,071           $13,543
               5/31/2004        $16,427            $18,318           $13,668
               6/30/2004        $16,689            $18,674           $13,879
               7/31/2004        $16,861            $18,056           $14,107
               8/31/2004        $17,535            $18,129           $14,686
               9/30/2004        $17,728            $18,325           $14,813
              10/31/2004        $18,461            $18,605           $15,536
              11/30/2004        $18,985            $19,358           $16,191
              12/31/2004        $19,606            $20,016           $16,618
               1/31/2005        $19,783            $19,528           $16,957
               2/28/2005        $19,942            $19,939           $17,323
               3/31/2005        $19,996            $19,586           $17,519
               4/30/2005        $20,442            $19,215           $18,066
               5/31/2005        $20,817            $19,826           $18,096
               6/30/2005        $21,735            $19,854           $19,150
               7/31/2005        $22,077            $20,592           $19,579
               8/31/2005        $22,274            $20,405           $19,754
               9/30/2005        $22,837            $20,570           $20,542
              10/31/2005        $21,531            $20,227           $19,242
              11/30/2005        $21,585            $20,991           $19,202
              12/31/2005        $21,713            $20,998           $19,416
               1/31/2006        $22,285            $21,554           $19,893
               2/28/2006        $22,654            $21,613           $20,115
               3/31/2006        $21,930            $21,882           $19,192
               4/30/2006        $22,172            $22,175           $19,496
               5/31/2006        $22,433            $21,538           $19,806
               6/30/2006        $22,920            $21,566           $20,284
               7/31/2006        $23,952            $21,699           $21,280
               8/31/2006        $24,571            $22,215           $21,885
               9/30/2006        $24,365            $22,787           $21,522

AVERAGE ANNUAL TOTAL RETURN

------------------------------------------------
 CLASS B                              9/30/06
------------------------------------------------
 1-Year                                +2.25%
------------------------------------------------
 5-Year                               +10.20%
------------------------------------------------
 Since Inception (1/1/99)              +7.42%
------------------------------------------------

CLASS B (1/1/99-9/30/06)

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                 FRANKLIN                            S&P 500
                                UTILITIES                           UTILITIES
                                  FUND            S&P 500 7          INDEX 7

                1/1/1999        $10,000            $10,000           $10,000
               1/31/1999         $9,468            $10,418            $9,562
               2/28/1999         $9,016            $10,094            $9,198
               3/31/1999         $8,859            $10,498            $9,052
               4/30/1999         $9,416            $10,905            $9,827
               5/31/1999         $9,845            $10,647           $10,448
               6/30/1999         $9,487            $11,238           $10,081
               7/31/1999         $9,339            $10,887            $9,958
               8/31/1999         $9,321            $10,834           $10,060
               9/30/1999         $8,964            $10,537            $9,576
              10/31/1999         $9,133            $11,203            $9,714
              11/30/1999         $8,600            $11,431            $8,993
              12/31/1999         $8,479            $12,104            $9,082
               1/31/2000         $8,961            $11,496           $10,067
               2/29/2000         $8,282            $11,279            $9,446
               3/31/2000         $8,572            $12,381            $9,760
               4/30/2000         $9,071            $12,009           $10,520
               5/31/2000         $9,190            $11,763           $10,981
               6/30/2000         $8,768            $12,053           $10,327
               7/31/2000         $9,131            $11,865           $11,059
               8/31/2000        $10,088            $12,601           $12,573
               9/30/2000        $11,097            $11,936           $13,727
              10/31/2000        $11,035            $11,886           $13,199
              11/30/2000        $11,433            $10,949           $13,047
              12/31/2000        $11,932            $11,003           $14,276
               1/31/2001        $10,708            $11,393           $12,888
               2/28/2001        $11,325            $10,355           $13,357
               3/31/2001        $11,468             $9,699           $13,267
               4/30/2001        $11,936            $10,453           $14,039
               5/31/2001        $11,998            $10,523           $13,591
               6/30/2001        $11,390            $10,267           $12,508
               7/31/2001        $10,982            $10,166           $11,932
               8/31/2001        $11,128             $9,530           $11,607
               9/30/2001        $10,588             $8,760           $10,263
              10/31/2001        $10,599             $8,927           $10,227
              11/30/2001        $10,504             $9,612            $9,677
              12/31/2001        $10,916             $9,696            $9,930
               1/31/2002        $10,770             $9,555            $9,358
               2/28/2002        $10,737             $9,371            $9,152
               3/31/2002        $11,336             $9,723           $10,266
               4/30/2002        $11,257             $9,134           $10,075
               5/31/2002        $10,985             $9,067            $9,181
               6/30/2002        $10,498             $8,421            $8,529
               7/31/2002         $9,570             $7,765            $7,336
               8/31/2002         $9,948             $7,816            $7,612
               9/30/2002         $9,225             $6,967            $6,629
              10/31/2002         $9,225             $7,580            $6,508
              11/30/2002         $9,410             $8,025            $6,680
              12/31/2002         $9,719             $7,554            $6,952
               1/31/2003         $9,320             $7,357            $6,739
               2/28/2003         $9,062             $7,246            $6,420
               3/31/2003         $9,375             $7,316            $6,734
               4/30/2003         $9,875             $7,919            $7,317
               5/31/2003        $10,743             $8,335            $8,080
               6/30/2003        $10,782             $8,442            $8,172
               7/31/2003        $10,289             $8,591            $7,638
               8/31/2003        $10,289             $8,758            $7,784
               9/30/2003        $10,690             $8,665            $8,131
              10/31/2003        $10,873             $9,155            $8,217
              11/30/2003        $10,982             $9,236            $8,225
              12/31/2003        $11,533             $9,720            $8,777
               1/31/2004        $11,730             $9,898            $8,963
               2/29/2004        $12,036            $10,036            $9,139
               3/31/2004        $12,122             $9,884            $9,230
               4/30/2004        $11,750             $9,729            $8,890
               5/31/2004        $11,874             $9,863            $8,972
               6/30/2004        $12,061            $10,054            $9,111
               7/31/2004        $12,186             $9,722            $9,261
               8/31/2004        $12,674             $9,761            $9,641
               9/30/2004        $12,798             $9,866            $9,724
              10/31/2004        $13,327            $10,017           $10,198
              11/30/2004        $13,693            $10,422           $10,628
              12/31/2004        $14,146            $10,777           $10,908
               1/31/2005        $14,261            $10,514           $11,131
               2/28/2005        $14,375            $10,735           $11,371
               3/31/2005        $14,408            $10,545           $11,500
               4/30/2005        $14,716            $10,345           $11,860
               5/31/2005        $14,973            $10,674           $11,879
               6/30/2005        $15,635            $10,690           $12,571
               7/31/2005        $15,881            $11,087           $12,853
               8/31/2005        $16,010            $10,986           $12,967
               9/30/2005        $16,395            $11,075           $13,484
              10/31/2005        $15,469            $10,890           $12,631
              11/30/2005        $15,495            $11,301           $12,605
              12/31/2005        $15,580            $11,306           $12,746
               1/31/2006        $15,991            $11,605           $13,059
               2/28/2006        $16,243            $11,636           $13,204
               3/31/2006        $15,717            $11,781           $12,598
               4/30/2006        $15,890            $11,939           $12,798
               5/31/2006        $16,063            $11,596           $13,002
               6/30/2006        $16,393            $11,611           $13,315
               7/31/2006        $17,132            $11,683           $13,969
               8/31/2006        $17,575            $11,960           $14,366
               9/30/2006        $17,415            $12,268           $14,128


56 | Annual Report

CLASS C (10/1/96-9/30/06)

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                      FRANKLIN                     S&P 500
                                     UTILITIES                    UTILITIES
                 DATE                  FUND       S&P 500 7        INDEX 7

               10/1/1996             $10,000        $10,000        $10,000
              10/31/1996             $10,319        $10,276        $10,500
              11/30/1996             $10,463        $11,052        $10,712
              12/31/1996             $10,460        $10,833        $10,642
               1/31/1997             $10,514        $11,509        $10,698
               2/28/1997             $10,590        $11,600        $10,621
               3/31/1997             $10,284        $11,124        $10,277
               4/30/1997             $10,207        $11,787        $10,103
               5/31/1997             $10,515        $12,504        $10,551
               6/30/1997             $10,860        $13,064        $10,869
               7/31/1997             $11,116        $14,103        $11,107
               8/31/1997             $10,860        $13,314        $10,897
               9/30/1997             $11,306        $14,043        $11,361
              10/31/1997             $11,363        $13,574        $11,469
              11/30/1997             $12,107        $14,202        $12,331
              12/31/1997             $12,993        $14,446        $13,266
               1/31/1998             $12,490        $14,605        $12,727
               2/28/1998             $12,677        $15,658        $13,158
               3/31/1998             $13,464        $16,459        $14,015
               4/30/1998             $12,980        $16,625        $13,691
               5/31/1998             $12,803        $16,339        $13,641
               6/30/1998             $13,106        $17,003        $14,162
               7/31/1998             $12,629        $16,822        $13,446
               8/31/1998             $13,047        $14,392        $13,761
               9/30/1998             $13,708        $15,314        $14,851
              10/31/1998             $13,442        $16,559        $14,566
              11/30/1998             $13,575        $17,562        $14,782
              12/31/1998             $13,907        $18,574        $15,234
               1/31/1999             $13,166        $19,350        $14,567
               2/28/1999             $12,538        $18,749        $14,012
               3/31/1999             $12,322        $19,499        $13,790
               4/30/1999             $13,085        $20,254        $14,970
               5/31/1999             $13,682        $19,776        $15,916
               6/30/1999             $13,181        $20,873        $15,357
               7/31/1999             $12,976        $20,222        $15,169
               8/31/1999             $12,950        $20,122        $15,325
               9/30/1999             $12,465        $19,571        $14,588
              10/31/1999             $12,686        $20,809        $14,798
              11/30/1999             $11,932        $21,232        $13,700
              12/31/1999             $11,759        $22,482        $13,835
               1/31/2000             $12,431        $21,352        $15,336
               2/29/2000             $11,499        $20,948        $14,390
               3/31/2000             $11,902        $22,996        $14,869
               4/30/2000             $12,595        $22,305        $16,026
               5/31/2000             $12,762        $21,848        $16,727
               6/30/2000             $12,173        $22,387        $15,732
               7/31/2000             $12,678        $22,037        $16,847
               8/31/2000             $14,011        $23,405        $19,153
               9/30/2000             $15,413        $22,170        $20,912
              10/31/2000             $15,328        $22,076        $20,106
              11/30/2000             $15,881        $20,337        $19,876
              12/31/2000             $16,575        $20,437        $21,747
               1/31/2001             $14,871        $21,161        $19,634
               2/28/2001             $15,730        $19,233        $20,347
               3/31/2001             $15,930        $18,015        $20,211
               4/30/2001             $16,580        $19,414        $21,387
               5/31/2001             $16,667        $19,544        $20,705
               6/30/2001             $15,821        $19,069        $19,055
               7/31/2001             $15,252        $18,881        $18,176
               8/31/2001             $15,456        $17,700        $17,682
               9/30/2001             $14,720        $16,271        $15,635
              10/31/2001             $14,735        $16,581        $15,579
              11/30/2001             $14,587        $17,853        $14,742
              12/31/2001             $15,160        $18,010        $15,127
               1/31/2002             $14,973        $17,747        $14,256
               2/28/2002             $14,926        $17,405        $13,942
               3/31/2002             $15,760        $18,059        $15,639
               4/30/2002             $15,634        $16,965        $15,348
               5/31/2002             $15,255        $16,840        $13,986
               6/30/2002             $14,577        $15,641        $12,992
               7/31/2002             $13,302        $14,422        $11,176
               8/31/2002             $13,828        $14,517        $11,596
               9/30/2002             $12,821        $12,940        $10,098
              10/31/2002             $12,805        $14,078         $9,914
              11/30/2002             $13,079        $14,906        $10,176
              12/31/2002             $13,509        $14,031        $10,590
               1/31/2003             $12,954        $13,664        $10,266
               2/28/2003             $12,594        $13,459         $9,779
               3/31/2003             $13,032        $13,588        $10,258
               4/30/2003             $13,727        $14,708        $11,146
               5/31/2003             $14,936        $15,482        $12,309
               6/30/2003             $14,975        $15,680        $12,448
               7/31/2003             $14,289        $15,956        $11,636
               8/31/2003             $14,306        $16,267        $11,858
               9/30/2003             $14,844        $16,095        $12,386
              10/31/2003             $15,098        $17,005        $12,517
              11/30/2003             $15,267        $17,154        $12,530
              12/31/2003             $16,017        $18,053        $13,371
               1/31/2004             $16,291        $18,384        $13,654
               2/29/2004             $16,717        $18,640        $13,922
               3/31/2004             $16,837        $18,359        $14,060
               4/30/2004             $16,337        $18,071        $13,543
               5/31/2004             $16,492        $18,318        $13,668
               6/30/2004             $16,752        $18,674        $13,879
               7/31/2004             $16,926        $18,056        $14,107
               8/31/2004             $17,605        $18,129        $14,686
               9/30/2004             $17,777        $18,325        $14,813
              10/31/2004             $18,514        $18,605        $15,536
              11/30/2004             $19,023        $19,358        $16,191
              12/31/2004             $19,654        $20,016        $16,618
               1/31/2005             $19,813        $19,528        $16,957
               2/28/2005             $19,973        $19,939        $17,323
               3/31/2005             $20,018        $19,586        $17,519
               4/30/2005             $20,447        $19,215        $18,066
               5/31/2005             $20,805        $19,826        $18,096
               6/30/2005             $21,725        $19,854        $19,150
               7/31/2005             $22,050        $20,592        $19,579
               8/31/2005             $22,248        $20,405        $19,754
               9/30/2005             $22,784        $20,570        $20,542
              10/31/2005             $21,477        $20,227        $19,242
              11/30/2005             $21,531        $20,991        $19,202
              12/31/2005             $21,652        $20,998        $19,416
               1/31/2006             $22,205        $21,554        $19,893
               2/28/2006             $22,574        $21,613        $20,115
               3/31/2006             $21,842        $21,882        $19,192
               4/30/2006             $22,083        $22,175        $19,496
               5/31/2006             $22,306        $21,538        $19,806
               6/30/2006             $22,785        $21,566        $20,284
               7/31/2006             $23,814        $21,699        $21,280
               8/31/2006             $24,412        $22,215        $21,885
               9/30/2006             $24,193        $22,787        $21,522

AVERAGE ANNUAL TOTAL RETURN

---------------------------------------------
 CLASS C                            9/30/06
---------------------------------------------
 1-Year                              +5.19%
---------------------------------------------
 5-Year                             +10.45%
---------------------------------------------
 10-Year                             +9.24%
---------------------------------------------

CLASS R (1/1/02-9/30/06)

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                     FRANKLIN                   S&P 500
                                    UTILITIES                 UTILITIES
                  DATE                FUND        S&P 500 7     INDEX 7

                 1/1/2002            $10,000       $10,000     $10,000
                1/31/2002             $9,796        $9,854      $9,424
                2/28/2002             $9,766        $9,664      $9,216
                3/31/2002            $10,304       $10,028     $10,338
                4/30/2002            $10,231        $9,420     $10,146
                5/31/2002             $9,984        $9,351      $9,245
                6/30/2002             $9,543        $8,685      $8,589
                7/31/2002             $8,720        $8,008      $7,388
                8/31/2002             $9,053        $8,061      $7,666
                9/30/2002             $8,399        $7,185      $6,675
               10/31/2002             $8,399        $7,817      $6,554
               11/30/2002             $8,568        $8,277      $6,727
               12/31/2002             $8,852        $7,791      $7,001
                1/31/2003             $8,489        $7,587      $6,786
                2/28/2003             $8,254        $7,473      $6,465
                3/31/2003             $8,546        $7,545      $6,781
                4/30/2003             $9,001        $8,167      $7,368
                5/31/2003             $9,794        $8,596      $8,137
                6/30/2003             $9,819        $8,706      $8,229
                7/31/2003             $9,369        $8,860      $7,692
                8/31/2003             $9,380        $9,032      $7,839
                9/30/2003             $9,739        $8,937      $8,188
               10/31/2003             $9,917        $9,442      $8,275
               11/30/2003            $10,017        $9,525      $8,283
               12/31/2003            $10,524       $10,024      $8,839
                1/31/2004            $10,692       $10,208      $9,026
                2/29/2004            $10,971       $10,350      $9,203
                3/31/2004            $11,053       $10,194      $9,295
                4/30/2004            $10,725       $10,034      $8,952
                5/31/2004            $10,838       $10,171      $9,035
                6/30/2004            $11,013       $10,369      $9,175
                7/31/2004            $11,127       $10,026      $9,326
                8/31/2004            $11,572       $10,066      $9,708
                9/30/2004            $11,690       $10,175      $9,792
               10/31/2004            $12,174       $10,331     $10,270
               11/30/2004            $12,508       $10,749     $10,703
               12/31/2004            $12,922       $11,114     $10,985
                1/31/2005            $13,028       $10,843     $11,209
                2/28/2005            $13,133       $11,071     $11,451
                3/31/2005            $13,163       $10,876     $11,581
                4/30/2005            $13,458       $10,669     $11,943
                5/31/2005            $13,693       $11,009     $11,962
                6/30/2005            $14,300       $11,024     $12,659
                7/31/2005            $14,513       $11,434     $12,943
                8/31/2005            $14,644       $11,330     $13,058
                9/30/2005            $15,003       $11,422     $13,579
               10/31/2005            $14,144       $11,231     $12,720
               11/30/2005            $14,168       $11,655     $12,694
               12/31/2005            $14,254       $11,660     $12,835
                1/31/2006            $14,618       $11,968     $13,150
                2/28/2006            $14,861       $12,001     $13,297
                3/31/2006            $14,387       $12,150     $12,687
                4/30/2006            $14,545       $12,313     $12,888
                5/31/2006            $14,704       $11,959     $13,093
                6/30/2006            $15,012       $11,975     $13,408
                7/31/2006            $15,690       $12,049     $14,067
                8/31/2006            $16,084       $12,335     $14,467
                9/30/2006            $15,946       $12,653     $14,227

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------
 CLASS R                           9/30/06
--------------------------------------------
 1-Year                              +6.29%
--------------------------------------------
 3-Year                             +17.86%
--------------------------------------------
 Since Inception (1/1/02)           +10.34%
--------------------------------------------


                                                              Annual Report | 57

AVERAGE ANNUAL TOTAL RETURN
---------------------------------------------------
 ADVISOR CLASS 6                         9/30/06
---------------------------------------------------
 1-Year                                   +6.88%
---------------------------------------------------
 5-Year                                  +11.18%
---------------------------------------------------
 10-Year                                 +10.06%
---------------------------------------------------

ADVISOR CLASS (10/1/96-9/30/06) 6

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                     FRANKLIN                        S&P 500
                                    UTILITIES                       UTILITIES
                    DATE               FUND        S&P 500 7          INDEX 7

                 10/1/1996            $10,000       $10,000           $10,000
                10/31/1996            $10,329       $10,276           $10,500
                11/30/1996            $10,473       $11,052           $10,712
                12/31/1996            $10,473       $10,833           $10,642
                 1/31/1997            $10,615       $11,509           $10,698
                 2/28/1997            $10,703       $11,600           $10,621
                 3/31/1997            $10,408       $11,124           $10,277
                 4/30/1997            $10,330       $11,787           $10,103
                 5/31/1997            $10,652       $12,504           $10,551
                 6/30/1997            $11,007       $13,064           $10,869
                 7/31/1997            $11,266       $14,103           $11,107
                 8/31/1997            $11,007       $13,314           $10,897
                 9/30/1997            $11,479       $14,043           $11,361
                10/31/1997            $11,525       $13,574           $11,469
                11/30/1997            $12,290       $14,202           $12,331
                12/31/1997            $13,208       $14,446           $13,266
                 1/31/1998            $12,698       $14,605           $12,727
                 2/28/1998            $12,899       $15,658           $13,158
                 3/31/1998            $13,710       $16,459           $14,015
                 4/30/1998            $13,229       $16,625           $13,691
                 5/31/1998            $13,049       $16,339           $13,641
                 6/30/1998            $13,367       $17,003           $14,162
                 7/31/1998            $12,881       $16,822           $13,446
                 8/31/1998            $13,307       $14,392           $13,761
                 9/30/1998            $14,027       $15,314           $14,851
                10/31/1998            $13,769       $16,559           $14,566
                11/30/1998            $13,916       $17,562           $14,782
                12/31/1998            $14,252       $18,574           $15,234
                 1/31/1999            $13,508       $19,350           $14,567
                 2/28/1999            $12,865       $18,749           $14,012
                 3/31/1999            $12,650       $19,499           $13,790
                 4/30/1999            $13,445       $20,254           $14,970
                 5/31/1999            $14,056       $19,776           $15,916
                 6/30/1999            $13,563       $20,873           $15,357
                 7/31/1999            $13,352       $20,222           $15,169
                 8/31/1999            $13,339       $20,122           $15,325
                 9/30/1999            $12,837       $19,571           $14,588
                10/31/1999            $13,078       $20,809           $14,798
                11/30/1999            $12,303       $21,232           $13,700
                12/31/1999            $12,148       $22,482           $13,835
                 1/31/2000            $12,839       $21,352           $15,336
                 2/29/2000            $11,881       $20,948           $14,390
                 3/31/2000            $12,302       $22,996           $14,869
                 4/30/2000            $13,032       $22,305           $16,026
                 5/31/2000            $13,203       $21,848           $16,727
                 6/30/2000            $12,602       $22,387           $15,732
                 7/31/2000            $13,137       $22,037           $16,847
                 8/31/2000            $14,526       $23,405           $19,153
                 9/30/2000            $15,982       $22,170           $20,912
                10/31/2000            $15,909       $22,076           $20,106
                11/30/2000            $16,494       $20,337           $19,876
                12/31/2000            $17,209       $20,437           $21,747
                 1/31/2001            $15,448       $21,161           $19,634
                 2/28/2001            $16,351       $19,233           $20,347
                 3/31/2001            $16,568       $18,015           $20,211
                 4/30/2001            $17,257       $19,414           $21,387
                 5/31/2001            $17,362       $19,544           $20,705
                 6/30/2001            $16,480       $19,069           $19,055
                 7/31/2001            $15,906       $18,881           $18,176
                 8/31/2001            $16,117       $17,700           $17,682
                 9/30/2001            $15,361       $16,271           $15,635
                10/31/2001            $15,376       $16,581           $15,579
                11/30/2001            $15,239       $17,853           $14,742
                12/31/2001            $15,844       $18,010           $15,127
                 1/31/2002            $15,649       $17,747           $14,256
                 2/28/2002            $15,617       $17,405           $13,942
                 3/31/2002            $16,494       $18,059           $15,639
                 4/30/2002            $16,379       $16,965           $15,348
                 5/31/2002            $16,001       $16,840           $13,986
                 6/30/2002            $15,282       $15,641           $12,992
                 7/31/2002            $13,952       $14,422           $11,176
                 8/31/2002            $14,518       $14,517           $11,596
                 9/30/2002            $13,468       $12,940           $10,098
                10/31/2002            $13,468       $14,078            $9,914
                11/30/2002            $13,755       $14,906           $10,176
                12/31/2002            $14,209       $14,031           $10,590
                 1/31/2003            $13,628       $13,664           $10,266
                 2/28/2003            $13,251       $13,459            $9,779
                 3/31/2003            $13,727       $13,588           $10,258
                 4/30/2003            $14,474       $14,708           $11,146
                 5/31/2003            $15,758       $15,482           $12,309
                 6/30/2003            $15,816       $15,680           $12,448
                 7/31/2003            $15,096       $15,956           $11,636
                 8/31/2003            $15,113       $16,267           $11,858
                 9/30/2003            $15,705       $16,095           $12,386
                10/31/2003            $15,972       $17,005           $12,517
                11/30/2003            $16,150       $17,154           $12,530
                12/31/2003            $16,964       $18,053           $13,371
                 1/31/2004            $17,252       $18,384           $13,654
                 2/29/2004            $17,720       $18,640           $13,922
                 3/31/2004            $17,853       $18,359           $14,060
                 4/30/2004            $17,326       $18,071           $13,543
                 5/31/2004            $17,508       $18,318           $13,668
                 6/30/2004            $17,791       $18,674           $13,879
                 7/31/2004            $17,994       $18,056           $14,107
                 8/31/2004            $18,710       $18,129           $14,686
                 9/30/2004            $18,922       $18,325           $14,813
                10/31/2004            $19,701       $18,605           $15,536
                11/30/2004            $20,257       $19,358           $16,191
                12/31/2004            $20,932       $20,016           $16,618
                 1/31/2005            $21,121       $19,528           $16,957
                 2/28/2005            $21,309       $19,939           $17,323
                 3/31/2005            $21,355       $19,586           $17,519
                 4/30/2005            $21,849       $19,215           $18,066
                 5/31/2005            $22,228       $19,826           $18,096
                 6/30/2005            $23,233       $19,854           $19,150
                 7/31/2005            $23,597       $20,592           $19,579
                 8/31/2005            $23,807       $20,405           $19,754
                 9/30/2005            $24,409       $20,570           $20,542
                10/31/2005            $23,019       $20,227           $19,242
                11/30/2005            $23,077       $20,991           $19,202
                12/31/2005            $23,222       $20,998           $19,416
                 1/31/2006            $23,832       $21,554           $19,893
                 2/28/2006            $24,225       $21,613           $20,115
                 3/31/2006            $23,462       $21,882           $19,192
                 4/30/2006            $23,720       $22,175           $19,496
                 5/31/2006            $23,997       $21,538           $19,806
                 6/30/2006            $24,526       $21,566           $20,284
                 7/31/2006            $25,625       $21,699           $21,280
                 8/31/2006            $26,305       $22,215           $21,885
                 9/30/2006            $26,089       $22,787           $21,522

ENDNOTES

IN ADDITION TO SENSITIVITY TO OTHER FACTORS, SECURITIES ISSUED BY UTILITY COMPANIES HAVE BEEN HISTORICALLY SENSITIVE TO INTEREST RATE CHANGES. WHEN INTEREST RATES FALL, UTILITY SECURITIES PRICES, AND THUS A UTILITIES FUND'S SHARE PRICE, TEND TO RISE; WHEN INTEREST RATES RISE, THEIR PRICES GENERALLY FALL. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. Distribution rate is based on an annualization of the respective class's most recent quarterly dividend and the maximum offering price (NAV for Classes B, C, R and Advisor) per share on 9/30/06.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 9/30/06.

6. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +149.12% and +9.82%.

7. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The S&P 500 Utilities Index is a market capitalization-weighted index consisting of all utility stocks in the S&P 500 Index.


58 | Annual Report

Your Fund's Expenses

FRANKLIN UTILITIES FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 59

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------------------------
                                                  BEGINNING ACCOUNT          ENDING ACCOUNT        EXPENSES PAID DURING
CLASS A                                              VALUE 4/1/06            VALUE 9/30/06        PERIOD* 4/1/06-9/30/06
---------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000                  $1,111.00                  $3.97
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000                  $1,021.31                  $3.80
---------------------------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000                  $1,108.30                  $6.61
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000                  $1,018.80                  $6.33
---------------------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000                  $1,107.70                  $6.55
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000                  $1,018.85                  $6.28
---------------------------------------------------------------------------------------------------------------------------
CLASS R
---------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000                  $1,108.50                  $5.87
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000                  $1,019.50                  $5.62
---------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
---------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000                  $1,111.90                  $3.18
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000                  $1,022.06                  $3.04
---------------------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.75%; B: 1.25%; C: 1.24%; R: 1.11%; and Advisor: 0.60%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


60 | Annual Report

Franklin Custodian Funds, Inc.

FINANCIAL HIGHLIGHTS

FRANKLIN DYNATECH FUND

                                                       ------------------------------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,
CLASS A                                                    2006          2005           2004          2003         2002
                                                       ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..............      $  24.98      $  22.01       $  20.17      $  15.37     $  18.76
                                                       ------------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .................         (0.05)        (0.01)         (0.09)        (0.06)        0.03

 Net realized and unrealized gains (losses) .....          0.87          2.98           1.93          4.86        (3.11)
                                                       ------------------------------------------------------------------
Total from investment operations ................          0.82          2.97           1.84          4.80        (3.08)
                                                       ------------------------------------------------------------------
Less distributions from:

 Net investment income ..........................            --            --             --            --        (0.29)

 Tax return of capital ..........................            --            --             --            --        (0.02)
                                                       ------------------------------------------------------------------
Total distributions .............................            --            --             --            --        (0.31)
                                                       ------------------------------------------------------------------
Redemption fees .................................            -- d          -- d           -- d          --           --
                                                       ------------------------------------------------------------------
Net asset value, end of year ....................      $  25.80      $  24.98       $  22.01      $  20.17     $  15.37
                                                       ==================================================================

Total return c ..................................          3.28%        13.49%          9.12%        31.23%      (16.83)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .................      $590,633      $628,732       $640,120      $558,687     $413,309

Ratios to average net assets:

 Expenses .......................................          0.97% e       1.00% e        0.97%         1.04%        1.00%

 Net investment income (loss) ...................         (0.20)%       (0.02)%        (0.41)%       (0.40)%       0.13%

Portfolio turnover rate .........................         18.61%        17.26%         14.93%        13.68%        8.11%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investment of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.

                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 61

Franklin Custodian Funds, Inc.

FRANKLIN DYNATECH FUND

                                                       -----------------------------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,
CLASS B                                                      2006         2005          2004         2003         2002
                                                       -----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .................      $ 24.15      $ 21.43       $ 19.79      $ 15.20      $ 18.57
                                                       -----------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b ....................        (0.23)       (0.18)        (0.25)       (0.25)       (0.12)

 Net realized and unrealized gains (losses) ........         0.83         2.90          1.89         4.84        (3.08)
                                                       -----------------------------------------------------------------
Total from investment operations ...................         0.60         2.72          1.64         4.59        (3.20)
                                                       -----------------------------------------------------------------
Less distributions from:

 Net investment income .............................           --           --            --           --        (0.16)

 Tax return of capital .............................           --           --            --           --        (0.01)
                                                       -----------------------------------------------------------------
Total distributions ................................           --           --            --           --        (0.17)
                                                       -----------------------------------------------------------------
Redemption fees ....................................           -- d         -- d          -- d         --           --
                                                       -----------------------------------------------------------------
Net asset value, end of year .......................      $ 24.75      $ 24.15       $ 21.43      $ 19.79       $15.20
                                                       =================================================================

Total return c .....................................         2.48%       12.69%         8.29%       30.20%      (17.51)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................      $18,718      $19,497       $18,824      $10,406       $5,066

Ratios to average net assets:

 Expenses ..........................................         1.72% e      1.74% e       1.72%        1.79%        1.75%

 Net investment income (loss) ......................        (0.95)%      (0.76)%       (1.16)%      (1.15)%      (0.62)%

Portfolio turnover rate ............................        18.61%       17.26%        14.93%       13.68%        8.11%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investment of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01 per share. e Benefit of expense reduction rounds to less than 0.01%.


62 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Custodian Funds, Inc.

FRANKLIN DYNATECH FUND

                                                       -----------------------------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,
CLASS C                                                      2006         2005         2004          2003         2002
                                                       -----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .................      $ 23.90      $ 21.21      $ 19.59       $ 15.04      $ 18.34
                                                       -----------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b ....................        (0.23)       (0.17)       (0.25)        (0.25)       (0.11)

 Net realized and unrealized gains (losses) ........         0.83         2.86         1.87          4.80        (3.05)
                                                       -----------------------------------------------------------------
Total from investment operations ...................         0.60         2.69         1.62          4.55        (3.16)
                                                       -----------------------------------------------------------------
Less distributions from:

 Net investment income .............................           --           --           --            --        (0.13)

 Tax return of capital .............................           --           --           --            --        (0.01)
                                                       -----------------------------------------------------------------
Total distributions ................................           --           --           --            --        (0.14)
                                                       -----------------------------------------------------------------
Redemption fees ....................................           -- d         -- d         -- d          --           --
                                                       -----------------------------------------------------------------
Net asset value, end of year .......................      $ 24.50      $ 23.90      $ 21.21       $ 19.59       $15.04
                                                       =================================================================

Total return c .....................................         2.51%       12.68%        8.27%        30.25%      (17.48)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................      $69,069      $73,587      $75,642       $66,952      $51,809

Ratios to average net assets:

 Expenses ..........................................         1.71% e      1.74% e      1.72%         1.79%        1.74%

 Net investment income (loss) ......................        (0.94)%      (0.76)%      (1.16)%       (1.15)%      (0.61)%

Portfolio turnover rate ............................        18.61%       17.26%       14.93%        13.68%        8.11%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investment of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 63

Franklin Custodian Funds, Inc.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006

--------------------------------------------------------------------------------------------
   FRANKLIN DYNATECH FUND                               COUNTRY       SHARES        VALUE
--------------------------------------------------------------------------------------------
   COMMON STOCKS 99.8%
   AIR FREIGHT/COURIERS 3.5%
   C.H. Robinson Worldwide Inc. ..................   United States     300,000   $13,374,000
   United Parcel Service Inc., B .................   United States     140,000    10,071,600
                                                                                 -----------
                                                                                  23,445,600
                                                                                 -----------
   BIOTECHNOLOGY 9.4%
 a Amgen Inc. ....................................   United States     200,000    14,306,000
 a Biogen Idec Inc. ..............................   United States     100,000     4,468,000
 a Celgene Corp. .................................   United States     100,000     4,330,000
 a Genentech Inc. ................................   United States     275,000    22,742,500
 a Gilead Sciences Inc. ..........................   United States     150,000    10,305,000
 a Invitrogen Corp. ..............................   United States     125,000     7,926,250
                                                                                 -----------
                                                                                  64,077,750
                                                                                 -----------
   CABLE/SATELLITE TELEVISION 0.8%
 a Comcast Corp., A ..............................   United States     150,000     5,521,500
                                                                                 -----------
   CASINOS/GAMING 1.5%
   International Game Technology .................   United States     250,000    10,375,000
                                                                                 -----------
   CHEMICALS: SPECIALTY 1.4%
   Sigma-Aldrich Corp. ...........................   United States     125,000     9,458,750
                                                                                 -----------
   COMPUTER COMMUNICATIONS 1.7%
 a Cisco Systems Inc. ............................   United States     500,000    11,500,000
                                                                                 -----------
   COMPUTER PROCESSING HARDWARE 4.4%
 a Apple Computer Inc. ...........................   United States     210,000    16,176,300
   Hewlett-Packard Co. ...........................   United States     380,000    13,942,200
                                                                                 -----------
                                                                                  30,118,500
                                                                                 -----------
   DATA PROCESSING SERVICES 1.6%
   Paychex Inc. ..................................   United States     300,000    11,055,000
                                                                                 -----------
   ELECTRONIC EQUIPMENT/INSTRUMENTS 3.4%
 a Agilent Technologies Inc. .....................   United States     300,000     9,807,000
 a Dolby Laboratories Inc., A ....................   United States     100,000     1,985,000
   Rockwell Automation Inc. ......................   United States     150,000     8,715,000
 a SunPower Corp., A .............................   United States     100,000     2,774,000
                                                                                 -----------
                                                                                  23,281,000
                                                                                 -----------
   ELECTRONIC PRODUCTION EQUIPMENT 4.0%
   Applied Materials Inc. ........................   United States     350,000     6,205,500
   KLA-Tencor Corp. ..............................   United States     200,000     8,894,000
 a Lam Research Corp. ............................   United States     150,000     6,799,500
 a Varian Semiconductor Equipment Associates Inc.    United States     150,000     5,505,000
                                                                                 -----------
                                                                                  27,404,000
                                                                                 -----------
   ELECTRONICS/APPLIANCE STORES 1.5%
   Best Buy Co. Inc. .............................   United States     187,500    10,042,500
                                                                                 -----------
   ELECTRONICS/APPLIANCES 0.4%
   Sony Corp., ADR ...............................       Japan          60,000     2,421,600
                                                                                 -----------


64 | Annual Report

Franklin Custodian Funds, Inc.

--------------------------------------------------------------------------------------------
  FRANKLIN DYNATECH FUND                                COUNTRY       SHARES        VALUE
--------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  FINANCIAL PUBLISHING/SERVICES 1.5%
  Moody's Corp. .................................    United States     150,000   $ 9,807,000
                                                                                 -----------
  FOOD RETAIL 0.4%
  Whole Foods Market Inc. .......................    United States      40,000     2,377,200
                                                                                 -----------
  INFORMATION TECHNOLOGY SERVICES 4.0%
a Amdocs Ltd. ...................................    United States     200,000     7,920,000
a Cognizant Technology Solutions Corp., A .......    United States     140,000    10,368,400
  Infosys Technologies Ltd., ADR ................        India         180,000     8,591,400
                                                                                 -----------
                                                                                  26,879,800
                                                                                 -----------
  INTERNET SOFTWARE/SERVICES 5.0%
a Akamai Technologies Inc. ......................    United States      75,000     3,749,250
a Google Inc., A ................................    United States      50,000    20,095,000
a Yahoo! Inc. ...................................    United States     400,000    10,112,000
                                                                                 -----------
                                                                                  33,956,250
                                                                                 -----------
  INVESTMENT BANKS/BROKERS 0.7%
  The Goldman Sachs Group Inc. ..................    United States      20,000     3,383,400
a Nasdaq Stock Market Inc. ......................    United States      40,000     1,209,600
                                                                                 -----------
                                                                                   4,593,000
                                                                                 -----------
  MAJOR PHARMACEUTICALS 2.7%
  Johnson & Johnson .............................    United States     150,000     9,741,000
  Pfizer Inc. ...................................    United States     300,000     8,508,000
                                                                                 -----------
                                                                                  18,249,000
                                                                                 -----------
  MANAGED HEALTH CARE 1.7%
  Caremark Rx Inc. ..............................    United States     200,000    11,334,000
                                                                                 -----------
  MEDICAL SPECIALTIES 8.7%
  Alcon Inc. ....................................     Switzerland      100,000    11,450,000
  Medtronic Inc. ................................    United States     275,000    12,771,000
a Mindray Medical International Ltd., ADR .......        China          30,000       500,700
  Stryker Corp. .................................    United States     200,000     9,918,000
a Varian Medical Systems Inc. ...................    United States     165,000     8,809,350
a Waters Corp. ..................................    United States     200,000     9,056,000
a Zimmer Holdings Inc. ..........................    United States     100,000     6,750,000
                                                                                 -----------
                                                                                  59,255,050
                                                                                 -----------
  MEDICAL/NURSING SERVICES 1.7%
a VCA Antech Inc. ...............................    United States     325,000    11,719,500
                                                                                 -----------
  MISCELLANEOUS COMMERCIAL SERVICES 1.1%
  Corporate Executive Board Co. .................    United States      85,000     7,642,350
                                                                                 -----------
  OILFIELD SERVICES/EQUIPMENT 3.2%
a FMC Technologies Inc. .........................    United States     120,000     6,444,000
  Halliburton Co. ...............................    United States     100,000     2,845,000
  Schlumberger Ltd. .............................    United States     200,000    12,406,000
                                                                                 -----------
                                                                                  21,695,000
                                                                                 -----------


                                                              Annual Report | 65

Franklin Custodian Funds, Inc.

--------------------------------------------------------------------------------------------
  FRANKLIN DYNATECH FUND                                COUNTRY       SHARES        VALUE
--------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  OTHER CONSUMER SERVICES 0.1%
a Shutterfly Inc. ...............................    United States      40,000   $   622,000
                                                                                 -----------
  OTHER PHARMACEUTICALS 2.8%
  Allergan Inc. .................................    United States      80,000     9,008,800
  Teva Pharmaceutical Industries Ltd., ADR ......        Israel        300,000    10,227,000
                                                                                 -----------
                                                                                  19,235,800
                                                                                 -----------
  PACKAGED SOFTWARE 9.0%
  Adobe Systems Inc. ............................    United States     475,000    17,788,750
  Autodesk Inc. .................................    United States     200,000     6,956,000
a Commvault Systems Inc. ........................    United States      20,000       360,000
  Microsoft Corp. ...............................    United States     950,000    25,963,500
a Salesforce.com Inc. ...........................    United States      50,000     1,794,000
  SAP AG, ADR ...................................       Germany        170,000     8,415,000
                                                                                 -----------
                                                                                  61,277,250
                                                                                 -----------
  RECREATIONAL PRODUCTS 2.1%
a Electronic Arts Inc. ..........................    United States     250,000    13,920,000
                                                                                 -----------
  SEMICONDUCTORS 10.3%
  Analog Devices Inc. ...........................    United States     310,000     9,110,900
a Broadcom Corp., A .............................    United States     140,000     4,247,600
  Intel Corp. ...................................    United States   1,150,000    23,655,500
  Linear Technology Corp. .......................    United States     400,000    12,448,000
a Marvell Technology Group Ltd. .................       Bermuda        420,000     8,135,400
  Microchip Technology Inc. .....................    United States     210,000     6,808,200
a NVIDIA Corp. ..................................    United States     175,000     5,178,250
                                                                                 -----------
                                                                                  69,583,850
                                                                                 -----------
  SERVICES TO THE HEALTH INDUSTRY 2.5%
a Cerner Corp. ..................................    United States      40,000     1,816,000
  Pharmaceutical Product Development Inc. .......    United States     350,000    12,491,500
a WebMD Health Corp., A .........................    United States      85,000     2,918,900
                                                                                 -----------
                                                                                  17,226,400
                                                                                 -----------
  SPECIALTY TELECOMMUNICATIONS 1.1%
a American Tower Corp., A .......................    United States     200,000     7,300,000
                                                                                 -----------
  TELECOMMUNICATIONS EQUIPMENT 6.0%
a Corning Inc. ..................................    United States     200,000     4,882,000
  Garmin Ltd. ...................................    Cayman Islands     80,000     3,902,400
  Motorola Inc. .................................    United States     680,750    17,018,750
  Nokia Corp., ADR ..............................       Finland        315,000     6,202,350
  QUALCOMM Inc. .................................    United States     235,000     8,542,250
                                                                                 -----------
                                                                                  40,547,750
                                                                                 -----------


66 | Annual Report

Franklin Custodian Funds, Inc.

--------------------------------------------------------------------------------------------------------------------
  FRANKLIN DYNATECH FUND                                                     COUNTRY        SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  WIRELESS COMMUNICATIONS 1.6%
  America Movil SA de CV, L, ADR ......................................       Mexico         220,000   $   8,661,400
a NII Holdings Inc. ...................................................   United States       40,000       2,486,400
                                                                                                       -------------
                                                                                                          11,147,800
                                                                                                       -------------
  TOTAL COMMON STOCKS (COST $417,723,494) .............................                                  677,070,200
                                                                                                       -------------
  SHORT TERM INVESTMENT (COST $4,719,412) 0.7%
  MONEY MARKET FUND 0.7%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95%    United States    4,719,412       4,719,412
                                                                                                       -------------
  TOTAL INVESTMENTS (COST $422,442,906) 100.5% ........................                                  681,789,612
  OTHER ASSETS, LESS LIABILITIES (0.5)% ...............................                                   (3,370,175)
                                                                                                       -------------
  NET ASSETS 100.0% ...................................................                                $ 678,419,437
                                                                                                       =============

See Selected Portfolio Abbreviations on page 107.

a     Non-income producing for the twelve months ended September 30, 2006.

b See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 67

Franklin Custodian Funds, Inc.

FINANCIAL HIGHLIGHTS

FRANKLIN GROWTH FUND

                                              ---------------------------------------------------------------------------
                                                                       YEAR ENDED SEPTEMBER 30,
CLASS A                                              2006            2005           2004            2003           2002
                                              ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .........   $    34.83      $    30.58     $    26.87      $    22.02     $    27.81
                                              ---------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ...................         0.12            0.13           0.06            0.08           0.07

 Net realized and unrealized gains (losses)          4.21            4.20           3.68            4.81          (5.65)
                                              ---------------------------------------------------------------------------
Total from investment operations ...........         4.33            4.33           3.74            4.89          (5.58)
                                              ---------------------------------------------------------------------------
Less distributions from:

 Net investment income .....................        (0.06)          (0.08)         (0.03)          (0.04)         (0.16)

 Net realized gains ........................           --              --             --              --          (0.05)
                                              ---------------------------------------------------------------------------
Total distributions ........................        (0.06)          (0.08)         (0.03)          (0.04)         (0.21)
                                              ---------------------------------------------------------------------------
Redemption fees ............................           -- d            -- d           -- d            --             --
                                              ---------------------------------------------------------------------------
Net asset value, end of year ...............   $    39.10      $    34.83     $    30.58      $    26.87     $    22.02
                                              ===========================================================================

Total return c .............................        12.46%          14.17%         13.92%          22.27%        (20.35)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ............   $1,695,802      $1,567,675     $1,531,871      $1,433,742     $1,249,745

Ratios to average net assets:

 Expenses ..................................         0.91% e         0.94% e        0.98%           1.06%          0.96%

 Net investment income .....................         0.34%           0.40%          0.20%           0.31%          0.24%

Portfolio turnover rate ....................         2.21%           1.16%          1.56%           5.12%          2.16%


a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investment of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges,if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


68 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Custodian Funds, Inc.

FRANKLIN GROWTH FUND

                                                      -------------------------------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,
CLASS B                                                    2006          2005           2004          2003         2002
                                                      -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ................    $  33.73      $  29.77       $  26.32      $  21.70     $  27.46
                                                      -------------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b ...................       (0.15)        (0.11)         (0.16)        (0.11)       (0.14)

 Net realized and unrealized gains (losses) .......        4.07          4.07           3.61          4.73        (5.57)
                                                      -------------------------------------------------------------------
Total from investment operations ..................        3.92          3.96           3.45          4.62        (5.71)
                                                      -------------------------------------------------------------------
Less distributions from net realized gains ........          --            --             --            --        (0.05)
                                                      -------------------------------------------------------------------
Redemption fees ...................................          -- d          -- d           -- d          --           --
                                                      -------------------------------------------------------------------
Net asset value, end of year ......................    $  37.65      $  33.73       $  29.77      $  26.32     $  21.70
                                                      ===================================================================

Total return c ....................................       11.62%        13.30%         13.11%        21.29%      (20.90)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...................    $122,871      $123,926       $121,986      $103,499      $75,141

Ratios to average net assets:

 Expenses .........................................        1.67% e       1.69% e        1.73%         1.81%        1.71%

 Net investment income (loss) .....................       (0.42)%       (0.35)%        (0.55)%       (0.44)%      (0.51)%

Portfolio turnover rate ...........................        2.21%         1.16%          1.56%         5.12%        2.16%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investment of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 69

Franklin Custodian Funds, Inc.

FRANKLIN GROWTH FUND

                                                       ------------------------------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,
CLASS C                                                    2006          2005           2004          2003         2002
                                                       ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..................  $  33.43      $  29.51       $  26.09      $  21.51     $  27.24
                                                       ------------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .....................     (0.15)        (0.11)         (0.16)        (0.11)       (0.14)

 Net realized and unrealized gains (losses) .........      4.04          4.03           3.58          4.69        (5.54)
                                                       ------------------------------------------------------------------
Total from investment operations ....................      3.89          3.92           3.42          4.58        (5.68)
                                                       ------------------------------------------------------------------
Less distributions from net realized gains ..........        --            --             --            --        (0.05)
                                                       ------------------------------------------------------------------
Redemption fees .....................................        -- d          -- d           -- d          --            --
                                                       ------------------------------------------------------------------
Net asset value, end of year ........................  $  37.32      $  33.43       $  29.51      $  26.09     $  21.51
                                                       ==================================================================

Total return c ......................................     11.60%        13.32%         13.11%        21.29%      (20.92)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .....................  $273,512      $270,538       $270,131      $259,169     $232,307

Ratios to average net assets:

 Expenses ...........................................      1.66% e       1.69% e        1.73%         1.82%        1.70%

 Net investment income (loss) .......................     (0.41)%       (0.35)%        (0.55)%       (0.45)%      (0.51)%

Portfolio turnover rate .............................      2.21%         1.16%          1.56%         5.12%        2.16%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investment of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


70 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Custodian Funds, Inc.

FRANKLIN GROWTH FUND

                                                         ----------------------------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,
CLASS R                                                     2006          2005          2004          2003         2002 g
                                                         ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...................   $ 34.59       $ 30.39       $ 26.74       $ 21.98      $ 31.59
                                                         ----------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b ......................      0.02          0.05         (0.02)           --           --

 Net realized and unrealized gains (losses) ..........      4.19          4.16          3.67          4.81        (9.61)
                                                         ----------------------------------------------------------------
Total from investment operations .....................      4.21          4.21          3.65          4.81        (9.61)
                                                         ----------------------------------------------------------------
Less distributions from net investment income ........        -- d       (0.01)           --         (0.05)          --
                                                         ----------------------------------------------------------------
Redemption fees ......................................        -- e          -- e          -- e          --           --
                                                         ----------------------------------------------------------------
Net asset value, end of year .........................   $ 38.80       $ 34.59       $ 30.39       $ 26.74      $ 21.98
                                                         ================================================================

Total return c .......................................     12.18%        13.87%        13.65%        21.92%      (30.42)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ......................   $37,804       $27,818       $20,060       $14,755      $ 2,788

Ratios to average net assets:

 Expenses ............................................      1.17% f       1.19% f       1.23%         1.31%        1.21% h

 Net investment income (loss) ........................      0.08%         0.15%        (0.05)%        0.06%        0.02% h

Portfolio turnover rate ..............................      2.21%         1.16%         1.56%         5.12%        2.16%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investment of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     The fund made an income distribution of $0.001.

e     Amount rounds to less than $0.01 per share.

f     Benefit of expense reduction rounds to less than 0.01%.

g     For the period January 1, 2002 (effective date) to September 30, 2002.

h     Annualized.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 71

Franklin Custodian Funds, Inc.

FRANKLIN GROWTH FUND

                                                       --------------------------------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,
ADVISOR CLASS                                              2006          2005           2004          2003         2002
                                                       --------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .................   $  34.89      $  30.63       $  26.91      $  22.06      $ 27.86
                                                       --------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ...........................       0.22          0.21           0.14          0.14         0.14

 Net realized and unrealized gains (losses) ........       4.21          4.21           3.67          4.82        (5.65)
                                                       --------------------------------------------------------------------
Total from investment operations ...................       4.43          4.42           3.81          4.96        (5.51)
                                                       --------------------------------------------------------------------
Less distributions from:

 Net investment income .............................      (0.15)        (0.16)         (0.09)        (0.11)       (0.24)

 Net realized gains ................................         --            --             --            --        (0.05)
                                                       --------------------------------------------------------------------
Total distributions ................................      (0.15)        (0.16)         (0.09)        (0.11)       (0.29)
                                                       --------------------------------------------------------------------
Redemption fees ....................................         -- c          -- c           -- c          --            --
                                                       --------------------------------------------------------------------
Net asset value, end of year .......................   $  39.17      $  34.89       $  30.63       $ 26.91      $ 22.06
                                                       ====================================================================

Total return .......................................      12.73%        14.45%         14.19%        22.58%      (20.14)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................   $274,603      $221,752       $133,332       $41,216      $27,431

Ratios to average net assets:

 Expenses ..........................................       0.67% d       0.69% d        0.73%         0.81%        0.71%

 Net investment income .............................       0.58%         0.65%          0.45%         0.56%        0.49%

Portfolio turnover rate ............................       2.21%         1.16%          1.56%         5.12%        2.16%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investment of the Fund.

b     Based on average daily shares outstanding.

c     Amount rounds to less than $0.01 per share.

d     Benefit of expense reduction rounds to less than 0.01%.


72 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Custodian Funds, Inc.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006

--------------------------------------------------------------------------------------------
  FRANKLIN GROWTH FUND                          COUNTRY      SHARES/WARRANTS      VALUE
--------------------------------------------------------------------------------------------
  COMMON STOCKS AND WARRANTS 99.3%
  COMMERCIAL SERVICES 2.8%
a Dun & Bradstreet Corp. .................   United States        122,000      $   9,148,780
  Equifax Inc. ...........................   United States        400,000         14,684,000
  Moody's Corp. ..........................   United States        488,000         31,905,440
  Robert Half International Inc. .........   United States        300,000         10,191,000
                                                                               -------------
                                                                                  65,929,220
                                                                               -------------
  CONSUMER DURABLES 2.2%
  Ford Motor Co. .........................   United States      1,100,000          8,899,000
  General Motors Corp. ...................   United States        400,000         13,304,000
  Harley-Davidson Inc. ...................   United States        500,000         31,375,000
                                                                               -------------
                                                                                  53,578,000
                                                                               -------------
  CONSUMER NON-DURABLES 2.7%
  The Hershey Co. ........................   United States        516,400         27,601,580
  Tootsie Roll Industries Inc. ...........   United States         23,161            678,849
  VF Corp. ...............................   United States        500,000         36,475,000
                                                                               -------------
                                                                                  64,755,429
                                                                               -------------
  CONSUMER SERVICES 4.6%
  Carnival Corp. .........................   United States        500,000         23,515,000
  CBS Corp., A ...........................   United States        100,000          2,822,000
  CBS Corp., B ...........................   United States         50,000          1,408,500
  Clear Channel Communications Inc. ......   United States        500,000         14,425,000
a Expedia Inc. ...........................   United States        300,100          4,705,568
a Live Nation Inc. .......................   United States         62,500          1,276,250
  Time Warner Inc. .......................   United States      1,350,000         24,610,500
a Viacom Inc., A .........................   United States        100,000          3,730,000
a Viacom Inc., B .........................   United States         50,000          1,859,000
  The Walt Disney Co. ....................   United States      1,000,000         30,910,000
                                                                               -------------
                                                                                 109,261,818
                                                                               -------------
  DISTRIBUTION SERVICES 3.0%
  Cardinal Health Inc. ...................   United States        300,000         19,722,000
  Genuine Parts Co. ......................   United States        375,400         16,191,002
  W.W. Grainger Inc. .....................   United States        550,000         36,861,000
                                                                               -------------
                                                                                  72,774,002
                                                                               -------------
  ELECTRONIC TECHNOLOGY 22.5%
a Agilent Technologies Inc. ..............   United States        400,000         13,076,000
a Apple Computer Inc. ....................   United States      1,000,000         77,030,000
  The Boeing Co. .........................   United States      1,000,000         78,850,000
a Cisco Systems Inc. .....................   United States      1,350,000         31,050,000
a Dell Inc. ..............................   United States        500,000         11,420,000
a Dionex Corp. ...........................   United States        250,000         12,735,000
a EMC Corp. ..............................   United States      1,000,000         11,980,000
a Entegris Inc. ..........................   United States        376,307          4,105,509
a Gateway Inc. ...........................   United States        300,000            567,000
  General Dynamics Corp. .................   United States      1,000,000         71,670,000
  Hewlett-Packard Co. ....................   United States      1,116,250         40,955,213


                                                              Annual Report | 73

Franklin Custodian Funds, Inc.

-----------------------------------------------------------------------------------------------
  FRANKLIN GROWTH FUND                           COUNTRY      SHARES/WARRANTS         VALUE
-----------------------------------------------------------------------------------------------
  COMMON STOCKS AND WARRANTS (CONTINUED)
  ELECTRONIC TECHNOLOGY (CONTINUED)
  Intel Corp. ............................    United States        800,000        $  16,456,000
  Lockheed Martin Corp. ..................    United States        500,000           43,030,000
a Micrel Inc. ............................    United States         25,000              239,750
a Mindspeed Technologies Inc. ............    United States        100,000              173,000
  Northrop Grumman Corp. .................    United States      1,000,000           68,070,000
  Raytheon Co. ...........................    United States        600,000           28,806,000
  Rockwell Collins Inc. ..................    United States        100,000            5,484,000
a Sun Microsystems Inc. ..................    United States      1,600,000            7,952,000
  Texas Instruments Inc. .................    United States        515,000           17,123,750
                                                                                  -------------
                                                                                    540,773,222
                                                                                  -------------
  ENERGY MINERALS 1.6%
  BP PLC, ADR ............................    United Kingdom       295,200           19,359,216
  Royal Dutch Shell PLC, A, ADR ..........    United Kingdom       280,000           18,508,000
                                                                                  -------------
                                                                                     37,867,216
                                                                                  -------------
  FINANCE 0.2%
a ChoicePoint Inc. .......................    United States        160,000            5,728,000
                                                                                  -------------
  HEALTH SERVICES 2.1%
  Caremark Rx Inc. .......................    United States         75,625            4,285,669
  IMS Health Inc. ........................    United States        500,000           13,320,000
a Medco Health Solutions Inc. ............    United States         48,240            2,899,706
  Quest Diagnostics Inc. .................    United States        500,000           30,580,000
                                                                                  -------------
                                                                                     51,085,375
                                                                                  -------------
  HEALTH TECHNOLOGY 21.6%
  Abbott Laboratories ....................    United States        400,000           19,424,000
a Advanced Medical Optics Inc. ...........    United States         88,888            3,515,520
  Allergan Inc. ..........................    United States        400,000           45,044,000
a Amgen Inc. .............................    United States        932,000           66,665,960
  Baxter International Inc. ..............    United States        400,000           18,184,000
a Biogen Idec Inc. .......................    United States        400,000           17,872,000
a Edwards Lifesciences Corp. .............    United States         50,000            2,329,500
  Eli Lilly and Co. ......................    United States        400,000           22,800,000
a Genentech Inc. .........................    United States      1,000,000           82,700,000
a Hospira Inc. ...........................    United States         40,000            1,530,800
  Johnson & Johnson ......................    United States        996,000           64,680,240
  Merck & Co. Inc. .......................    United States        500,000           20,950,000
a Millipore Corp. ........................    United States        400,000           24,520,000
  Pall Corp. .............................    United States        500,000           15,405,000
  Pfizer Inc. ............................    United States      2,000,000           56,720,000
a Waters Corp. ...........................    United States        500,000           22,640,000
  Wyeth ..................................    United States        600,000           30,504,000
a Zimmer Holdings Inc. ...................    United States         64,000            4,320,000
                                                                                  -------------
                                                                                    519,805,020
                                                                                  -------------


74 | Annual Report

Franklin Custodian Funds, Inc.

-------------------------------------------------------------------------------------------------------
  FRANKLIN GROWTH FUND                                      COUNTRY      SHARES/WARRANTS      VALUE
-------------------------------------------------------------------------------------------------------
  COMMON STOCKS AND WARRANTS (CONTINUED)
  PROCESS INDUSTRIES 2.0%
  Air Products and Chemicals Inc. ....................   United States        500,000     $  33,185,000
  Sigma-Aldrich Corp. ................................   United States        200,000        15,134,000
                                                                                          -------------
                                                                                             48,319,000
                                                                                          -------------
  PRODUCER MANUFACTURING 18.9%
  3M Co. .............................................   United States        800,000        59,536,000
  American Power Conversion Corp. ....................   United States        500,000        10,980,000
  Avery Dennison Corp. ...............................   United States        462,000        27,798,540
  Emerson Electric Co. ...............................   United States        500,000        41,930,000
  Illinois Tool Works Inc. ...........................   United States      1,000,000        44,900,000
  Ingersoll-Rand Co. Ltd., A .........................   United States      1,002,000        38,055,960
  Johnson Controls Inc. ..............................   United States        400,000        28,696,000
  Molex Inc. .........................................   United States        146,483         5,708,443
  Molex Inc., A ......................................   United States        146,483         4,820,756
  Teleflex Inc. ......................................   United States        500,000        27,820,000
  Textron Inc. .......................................   United States        525,000        45,937,500
a Thomas & Betts Corp. ...............................   United States        500,000        23,855,000
  Tyco International Ltd. ............................   United States      1,550,052        43,385,955
  United Technologies Corp. ..........................   United States        800,000        50,680,000
                                                                                          -------------
                                                                                            454,104,154
                                                                                          -------------
  RETAIL TRADE 0.4%
a InterActiveCorp ....................................   United States        300,100         8,630,876
                                                                                          -------------
  TECHNOLOGY SERVICES 8.7%
  Automatic Data Processing Inc. .....................   United States        800,000        37,872,000
a Computer Sciences Corp. ............................   United States      1,000,000        49,120,000
  International Business Machines Corp. ..............   United States        560,000        45,886,400
  Microsoft Corp. ....................................   United States      1,000,000        27,330,000
a Oracle Corp. .......................................   United States        500,000         8,870,000
a Yahoo! Inc. ........................................   United States      1,600,000        40,448,000
                                                                                          -------------
                                                                                            209,526,400
                                                                                          -------------
  TRANSPORTATION 6.0%
  Air France-KLM, ADR ................................      France            550,000        16,676,000
a Air France-KLM, ADR, wts., 11/05/07 ................      France            500,000         2,030,000
a Alaska Air Group Inc. ..............................   United States        500,000        19,020,000
a AMR Corp. ..........................................   United States      1,080,000        24,991,200
a British Airways PLC, ADR ...........................   United Kingdom       500,000        40,010,000
a Continental Airlines Inc., B .......................   United States        500,000        14,155,000
  Southwest Airlines Co. .............................   United States         65,200         1,086,232
  Union Pacific Corp. ................................   United States        300,000        26,400,000
                                                                                          -------------
                                                                                            144,368,432
                                                                                          -------------
  TOTAL COMMON STOCKS AND WARRANTS (COST $904,689,198)                                    2,386,506,164
                                                                                          -------------

                                                              Annual Report | 75

Franklin Custodian Funds, Inc.

-----------------------------------------------------------------------------------------------------------------------------
   FRANKLIN GROWTH FUND                                                       COUNTRY      SHARES/WARRANTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENT (COST $20,082,694) 0.8%
   MONEY MARKET FUND 0.8%
 b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95%    United States        20,082,694   $    20,082,694
                                                                                                             ----------------
   TOTAL INVESTMENTS (COST $924,771,892) 100.1% ........................                                       2,406,588,858
   OTHER ASSETS, LESS LIABILITIES (0.1)% ...............................                                          (1,996,200)
                                                                                                             ----------------
   NET ASSETS 100.0% ...................................................                                     $ 2,404,592,658
                                                                                                             ================

See Selected Portfolio Abbreviations on page 107.

a     Non-income producing for the twelve months ended September 30, 2006.

b See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

76 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Custodian Funds, Inc.

FINANCIAL HIGHLIGHTS

FRANKLIN INCOME FUND

                                                ----------------------------------------------------------------------------
                                                                            YEAR ENDED SEPTEMBER 30,
CLASS A                                                2006            2005            2004            2003            2002
                                                ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........   $      2.50     $      2.42     $      2.25      $     1.90      $     2.16
                                                ----------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ....................          0.14            0.14            0.12            0.14            0.14

 Net realized and unrealized gains (losses) .          0.09            0.10            0.22            0.38           (0.21)
                                                ----------------------------------------------------------------------------
Total from investment operations ............          0.23            0.24            0.34            0.52           (0.07)
                                                ----------------------------------------------------------------------------
Less distributions from:

 Net investment income ......................         (0.15)          (0.15)          (0.16)          (0.16)          (0.17)

 Net realized gains .........................         (0.01)          (0.01)          (0.01)          (0.01)          (0.02)
                                                ----------------------------------------------------------------------------
Total distributions .........................         (0.16)          (0.16)          (0.17)          (0.17)          (0.19)
                                                ----------------------------------------------------------------------------
Redemption fees .............................            -- d            -- d            -- d            --              --
                                                ----------------------------------------------------------------------------
Net asset value, end of year ................   $      2.57     $      2.50     $      2.42      $     2.25      $     1.90
                                                ============================================================================

Total return c ..............................          9.73%          10.45%          15.50%          28.12%          (4.18)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .............   $26,641,398     $21,934,575     $14,743,190      $9,640,156      $6,001,117

Ratios to average net assets:

 Expenses ...................................          0.64% e         0.65% e         0.68%           0.73%           0.72%

 Net investment income ......................          5.61%           5.54%           5.11%           6.63%           6.67%

Portfolio turnover rate .....................         28.35%          28.51%          31.90%          48.36%          51.16%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e Benefit of waiver and payment by affiliate and expense reduction rounds to less than 0.01%.

                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 77

Franklin Custodian Funds, Inc.

FRANKLIN INCOME FUND

                                                -----------------------------------------------------------------------------
                                                                            YEAR ENDED SEPTEMBER 30,
CLASS B                                                2006            2005            2004            2003           2002 f
                                                -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........   $      2.49     $      2.41     $      2.24     $      1.90     $      2.15
                                                -----------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ....................          0.12            0.11            0.10            0.12            0.11

 Net realized and unrealized gains (losses) .          0.08            0.11            0.22            0.37           (0.21)
                                                -----------------------------------------------------------------------------
Total from investment operations ............          0.20            0.22            0.32            0.49           (0.10)
                                                -----------------------------------------------------------------------------
Less distributions from:

 Net investment income ......................         (0.12)          (0.13)          (0.14)          (0.14)          (0.13)

 Net realized gains .........................         (0.01)          (0.01)          (0.01)          (0.01)          (0.02)
                                                -----------------------------------------------------------------------------
Total distributions .........................         (0.13)          (0.14)          (0.15)          (0.15)          (0.15)
                                                -----------------------------------------------------------------------------
Redemption fees .............................            -- d            -- d            -- d            --              --
                                                -----------------------------------------------------------------------------
Net asset value, end of year ................   $      2.56     $      2.49     $      2.41     $      2.24     $      1.90
                                                =============================================================================

Total return c ..............................          8.83%           9.57%          14.59%          26.58%          (5.63)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .............   $ 3,743,374     $ 3,922,396     $ 3,486,880     $ 2,083,783     $   558,580

Ratios to average net assets:

 Expenses ...................................          1.49% e         1.50% e         1.53%           1.58%           1.57% g

 Net investment income ......................          4.76%           4.69%           4.26%           5.78%           6.01% g

Portfolio turnover rate .....................         28.35%          28.51%          31.90%          48.36%          51.16%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e Benefit of waiver and payment by affiliate and expense reduction rounds to less than 0.01%.

f     For the period November 1, 2001 (effective date) to September 30, 2002.

g     Annualized.


78 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Custodian Funds, Inc.

FRANKLIN INCOME FUND

                                                -----------------------------------------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,
CLASS B1                                               2006            2005            2004            2003            2002
                                                -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........      $   2.50        $   2.42        $   2.25        $   1.90        $   2.17
                                                -----------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ....................          0.13            0.12            0.11            0.13            0.13

 Net realized and unrealized gains (losses) .          0.08            0.11            0.21            0.38           (0.22)
                                                -----------------------------------------------------------------------------
Total from investment operations ............          0.21            0.23            0.32            0.51           (0.09)
                                                -----------------------------------------------------------------------------
Less distributions from:

 Net investment income ......................         (0.13)          (0.14)          (0.14)          (0.15)          (0.16)

 Net realized gains .........................         (0.01)          (0.01)          (0.01)          (0.01)          (0.02)
                                                -----------------------------------------------------------------------------
Total distributions .........................         (0.14)          (0.15)          (0.15)          (0.16)          (0.18)
                                                -----------------------------------------------------------------------------
Redemption fees .............................            -- d            -- d            -- d            --              --
                                                -----------------------------------------------------------------------------
Net asset value, end of year ................      $   2.57        $   2.50        $   2.42        $   2.25        $   1.90
                                                =============================================================================

Total return c ..............................          9.17%           9.90%          14.90%          27.51%          (4.66)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .............      $459,302        $493,063        $511,471        $495,004        $430,226

Ratios to average net assets:

 Expenses ...................................          1.14% e         1.15% e         1.18%           1.23%           1.22%

 Net investment income ......................          5.11%           5.04%           4.61%           6.13%           6.15%

Portfolio turnover rate .....................         28.35%          28.51%          31.90%          48.36%          51.16%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e Benefit of waiver and payment by affiliate and expense reduction rounds to less than 0.01%.

                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 79

Franklin Custodian Funds, Inc.

FRANKLIN INCOME FUND

                                                -----------------------------------------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,
CLASS C                                                2006            2005            2004            2003            2002
                                                -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE

(for a share outstanding throughout the year)

Net asset value, beginning of year ..........   $      2.51     $      2.43      $     2.26      $     1.91      $     2.17
                                                -----------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ....................          0.13            0.13            0.11            0.13            0.13

 Net realized and unrealized gains (losses) .          0.09            0.10            0.21            0.38           (0.21)
                                                -----------------------------------------------------------------------------
Total from investment operations ............          0.22            0.23            0.32            0.51           (0.08)
                                                -----------------------------------------------------------------------------
Less distributions from:

 Net investment income ......................         (0.13)          (0.14)          (0.14)          (0.15)          (0.16)

 Net realized gains .........................         (0.01)          (0.01)          (0.01)          (0.01)          (0.02)
                                                -----------------------------------------------------------------------------
Total distributions .........................         (0.14)          (0.15)          (0.15)          (0.16)          (0.18)
                                                -----------------------------------------------------------------------------
Redemption fees .............................            -- d            -- d            -- d            --              --
                                                -----------------------------------------------------------------------------
Net asset value, end of year ................   $      2.59     $      2.51      $     2.43      $     2.26      $     1.91
                                                =============================================================================

Total return c ..............................          9.56%           9.84%          14.85%          27.37%          (4.64)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .............   $12,138,969     $10,113,365      $6,616,891      $3,764,372      $1,545,377
Ratios to average net assets:

 Expenses ...................................          1.14% e         1.15% e         1.18%           1.24%           1.21%

 Net investment income ......................          5.11%           5.04%           4.61%           6.12%           6.21%

Portfolio turnover rate .....................         28.35%          28.51%          31.90%          48.36%          51.16%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e Benefit of waiver and payment by affiliate and expense reduction rounds to less than 0.01%.


80 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Custodian Funds, Inc.

FRANKLIN INCOME FUND

                                                   --------------------------------------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,
CLASS R                                                2006            2005            2004            2003           2002 f
                                                   --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........       $  2.48        $   2.40         $  2.23         $  1.89          $ 2.18
                                                   --------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ....................          0.13            0.13            0.11            0.13            0.10

 Net realized and unrealized gains (losses) .          0.09            0.10            0.22            0.37           (0.27)
                                                   --------------------------------------------------------------------------
Total from investment operations ............          0.22            0.23            0.33            0.50           (0.17)
                                                   --------------------------------------------------------------------------
Less distributions from:

 Net investment income .......................        (0.14)          (0.14)          (0.15)          (0.15)          (0.12)

 Net realized gains ..........................        (0.01)          (0.01)          (0.01)          (0.01)             --
                                                   --------------------------------------------------------------------------
Total distributions .........................         (0.15)          (0.15)          (0.16)          (0.16)          (0.12)
                                                   --------------------------------------------------------------------------
Redemption fees .............................            -- d            -- d            -- d            --              --
                                                   --------------------------------------------------------------------------
Net asset value, end of year ................      $   2.55        $   2.48         $  2.40         $  2.23          $ 1.89
                                                   ==========================================================================

Total return c ..............................          9.43%          10.15%          15.25%          27.31%          (8.34)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .............      $183,609        $122,222         $73,165         $36,417          $6,350

Ratios to average net assets:

 Expenses ...................................          0.99% e         1.00% e         1.03%           1.08%           1.07% g

 Net investment income ......................          5.26%           5.19%           4.76%           6.28%           6.77% g

Portfolio turnover rate .....................         28.35%          28.51%          31.90%          48.36%          51.16%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e Benefit of waiver and payment by affiliate and expense reduction rounds to less than 0.01%.

f     For the period January 1, 2002 (effective date) to September 30, 2002.

g     Annualized.

                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 81

Franklin Custodian Funds, Inc.

FRANKLIN INCOME FUND

                                                 ----------------------------------------------------------------------------
                                                                         YEAR ENDED SEPTEMBER 30,
ADVISOR CLASS                                          2006            2005            2004            2003            2002
                                                 ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........    $    2.49       $     2.41        $   2.24         $  1.89         $  2.16
                                                 ----------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ....................          0.14            0.14            0.12            0.14            0.14

 Net realized and unrealized gains (losses) .          0.09            0.11            0.22            0.38           (0.22)
                                                 ----------------------------------------------------------------------------
Total from investment operations ............          0.23            0.25            0.34            0.52           (0.08)
                                                 ----------------------------------------------------------------------------
Less distributions from:

 Net investment income ......................         (0.15)          (0.16)          (0.16)          (0.16)          (0.17)

 Net realized gains .........................         (0.01)          (0.01)          (0.01)          (0.01)          (0.02)
                                                 ----------------------------------------------------------------------------
Total distributions .........................         (0.16)          (0.17)          (0.17)          (0.17)          (0.19)
                                                 ----------------------------------------------------------------------------
Redemption fees .............................            -- c            -- c            -- c            --              --
                                                 ----------------------------------------------------------------------------
Net asset value, end of year ................    $     2.56      $     2.49        $   2.41         $  2.24         $  1.89
                                                 ============================================================================

Total return ................................          9.94%          10.65%          15.74%          28.47%          (4.50)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .............    $3,786,643      $2,280,318        $901,149         $95,009         $30,737

Ratios to average net assets:

 Expenses ...................................          0.49% d         0.50% d         0.53%           0.58%           0.57%

 Net investment income ......................          5.76%           5.69%           5.26%           6.78%           6.85%

Portfolio turnover rate .....................         28.35%          28.51%          31.90%          48.36%          51.16%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c     Amount rounds to less than $0.01 per share.

d Benefit of waiver and payment by affiliate and expense reduction rounds to less than 0.01%.


82 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Custodian Funds, Inc.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006

------------------------------------------------------------------------------------------
  FRANKLIN INCOME FUND                           COUNTRY         SHARES          VALUE
------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.3%
  COMMON STOCKS 41.8%
  COMMUNICATIONS 3.3%
  AT&T Inc. ...............................   United States     22,000,000   $ 716,320,000
  BellSouth Corp. .........................   United States     10,000,000     427,500,000
  Verizon Communications Inc. .............   United States     11,000,000     408,430,000
                                                                             -------------
                                                                             1,552,250,000
                                                                             -------------
  ELECTRIC UTILITIES 17.4%
  Alliant Energy Corp. ....................   United States      3,000,000     107,190,000
a Ameren Corp. ............................   United States     11,274,400     595,175,576
  American Electric Power Co. Inc. ........   United States      8,633,800     314,011,306
  CenterPoint Energy Inc. .................   United States      6,000,000      85,920,000
  Consolidated Edison Inc. ................   United States      4,632,100     214,003,020
  Constellation Energy Group ..............   United States      3,000,000     177,600,000
  Dominion Resources Inc. .................   United States     10,000,000     764,900,000
  DTE Energy Co. ..........................   United States      5,270,400     218,774,304
  Duke Energy Corp. .......................   United States     20,884,000     630,696,800
  Edison International ....................   United States      1,887,100      78,578,844
  Energy East Corp. .......................   United States      4,530,000     107,451,600
  Entergy Corp. ...........................   United States      4,500,000     352,035,000
  Exelon Corp. ............................   United States        300,000      18,162,000
  FirstEnergy Corp. .......................   United States     14,000,000     782,040,000
  FPL Group Inc. ..........................   United States      7,500,000     337,500,000
  Hawaiian Electric Industries Inc. .......   United States      1,720,000      46,543,200
  Pepco Holdings Inc. .....................   United States      1,800,000      43,506,000
  PG&E Corp. ..............................   United States     12,492,700     520,320,955
a Pinnacle West Capital Corp. .............   United States      5,500,000     247,775,000
  PPL Corp. ...............................   United States      4,000,000     131,600,000
  Progress Energy Inc. ....................   United States      9,000,000     408,420,000
a Public Service Enterprise Group Inc. ....   United States     16,500,000   1,009,635,000
a Puget Energy Inc. .......................   United States      7,500,000     170,475,000
  The Southern Co. ........................   United States     19,125,000     659,047,500
  TECO Energy Inc. ........................   United States      9,500,000     148,675,000
  Xcel Energy Inc. ........................   United States      1,000,000      20,650,000
                                                                             -------------
                                                                             8,190,686,105
                                                                             -------------
  ENERGY MINERALS 3.6%
  BP PLC, ADR .............................   United Kingdom     3,750,000     245,925,000
a Canadian Oil Sands Trust ................      Canada         25,770,600     687,831,096
  Chevron Corp. ...........................   United States      7,500,000     486,450,000
  Royal Dutch Shell PLC, A, ADR ...........   United Kingdom     4,000,000     264,400,000
                                                                             -------------
                                                                             1,684,606,096
                                                                             -------------
  FINANCE 5.4%
  Bank of America Corp. ...................   United States     21,000,000   1,124,970,000
  Citigroup Inc. ..........................   United States      3,000,000     149,010,000
  Fifth Third Bancorp .....................   United States      7,750,000     295,120,000
  JPMorgan Chase & Co. ....................   United States     10,000,000     469,600,000
  North Fork Bancorp Inc. .................   United States     10,000,000     286,400,000
  Wachovia Corp. ..........................   United States      3,750,000     209,250,000
                                                                             -------------
                                                                             2,534,350,000
                                                                             -------------

                                                              Annual Report | 83

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN INCOME FUND                                                        COUNTRY        SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS (CONTINUED)
        GAS DISTRIBUTORS 1.3%
        AGL Resources Inc. ...................................................   United States       600,000   $    21,900,000
        Atmos Energy Corp. ...................................................   United States     2,235,000        63,809,250
        NiSource Inc. ........................................................   United States     5,000,000       108,700,000
        ONEOK Inc. ...........................................................   United States     3,800,000       143,602,000
        Sempra Energy ........................................................   United States     5,923,600       297,660,900
                                                                                                               ---------------
                                                                                                                   635,672,150
                                                                                                               ---------------
        HEALTH TECHNOLOGY 7.3%
        Bristol-Myers Squibb Co. .............................................   United States    16,500,000       411,180,000
        Eli Lilly and Co. ....................................................   United States     1,000,000        57,000,000
        Johnson & Johnson ....................................................   United States     6,000,000       389,640,000
        Merck & Co. Inc. .....................................................   United States    28,000,000     1,173,200,000
        Pfizer Inc. ..........................................................   United States    47,000,000     1,332,920,000
        Wyeth ................................................................   United States     1,500,000        76,260,000
                                                                                                               ---------------
                                                                                                                 3,440,200,000
                                                                                                               ---------------
        INDUSTRIAL SERVICES 0.6%
        GlobalSantaFe Corp. ..................................................   Cayman Islands    5,500,000       274,945,000
                                                                                                               ---------------
        NON-ENERGY MINERALS 0.5%
        Alcoa Inc. ...........................................................   United States     1,932,000        54,173,280
        AngloGold Ashanti Ltd., ADR ..........................................    South Africa     2,250,000        84,915,000
        Barrick Gold Corp. ...................................................       Canada        3,000,000        92,160,000
                                                                                                               ---------------
                                                                                                                   231,248,280
                                                                                                               ---------------
        PROCESS INDUSTRIES 0.7%
        The Dow Chemical Co. .................................................   United States     4,107,300       160,102,554
        Lyondell Chemical Co. ................................................   United States     6,000,000       152,220,000
                                                                                                               ---------------
                                                                                                                   312,322,554
                                                                                                               ---------------
        PRODUCER MANUFACTURING 1.7%
        3M Co. ...............................................................   United States     6,000,000       446,520,000
        General Electric Co. .................................................   United States     7,000,000       247,100,000
        Tyco International Ltd. ..............................................   United States     3,000,000        83,970,000
                                                                                                               ---------------
                                                                                                                   777,590,000
                                                                                                               ---------------
        TOTAL COMMON STOCKS (COST $15,813,782,352) ...........................                                  19,633,870,185
                                                                                                               ---------------
        PREFERRED STOCK (COST $57,833,250) 0.0%b
        PROCESS INDUSTRIES 0.0% b
c,d,e,f Asia Pulp & Paper Co. Ltd., 12.00%, pfd., Perpetual ..................     Indonesia      75,000,000           825,000
                                                                                                               ---------------
        CONVERTIBLE PREFERRED STOCKS 7.8%
        ELECTRIC UTILITIES 0.2%
        CMS Energy Trust I, 7.75%, cvt. pfd. .................................   United States     1,508,000        74,305,041
                                                                                                               ---------------
        ELECTRONIC TECHNOLOGY 2.0%
    g,h The Bear Stearns Cos. Inc. into Broadcom Corp., 10.00%, cvt. pfd.,
        144A .................................................................   United States     3,500,000       103,818,050
        Citigroup Funding Inc. into Altera Corp., 7.00%, cvt. pfd ............   United States     5,000,000        93,601,500


84 | Annual Report

Franklin Custodian Funds, Inc.

-------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INCOME FUND                                                             COUNTRY        SHARES        VALUE
-------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CONVERTIBLE PREFERRED STOCKS (CONTINUED)
  ELECTRONIC TECHNOLOGY (CONTINUED)
g Deutsche Bank AG into Apple Computer Inc., 9.50%, cvt. pfd., 144A .........   United States      750,000   $ 51,641,025
  Goldman Sachs Group Inc. into KLAC-Tencor Corp., 8.00%, cvt. pfd ..........   United States    2,100,000     96,314,401
h Lehman Brothers Holdings Inc. into Analog Devices Inc., 10.00%, cvt. pfd. .  United States    6,450,000    189,952,500
h Lehman Brothers Holdings Inc. into Cisco Systems Inc., 8.50%, cvt. pfd. ...   United States   10,000,000    197,082,500
g Morgan Stanley into Applied Materials Inc., 7.75%, cvt. pfd., 144A ........   United States    5,650,000     98,959,750
g Morgan Stanley into Intel Corp., 7.40%, cvt. pfd., 144A ...................   United States    6,500,000    135,427,500
                                                                                                             ------------
                                                                                                              966,797,226
                                                                                                             ------------
  ENERGY MINERALS 1.0%
g Chesapeake Energy Corp., 5.00%, cvt. pfd., 144A ...........................   United States      900,000     92,957,400
  Chesapeake Energy Corp., 6.25%, cvt. pfd. .................................   United States      700,000    175,606,200
g Deutsche Bank AG into ConocoPhillips, 8.50%, cvt. pfd., 144A ..............   United States    2,500,000    150,125,000
g Morgan Stanley into Devon Energy Corp., 8.00%, cvt. pfd., 144A ............   United States      900,000     54,031,500
                                                                                                             ------------
                                                                                                              472,720,100
                                                                                                             ------------
  FINANCE 1.2%
  E*TRADE Financial Corp., 6.125%, cvt. pfd. ................................   United States    2,500,000     77,800,000
  Fannie Mae, 5.375%, cvt. pfd. .............................................   United States        3,250    313,698,125
  MetLife Inc., 6.375%, cvt. pfd. ...........................................   United States    2,000,000     60,000,000
  Morgan Stanley into Freddie Mac, 8.20%, cvt. pfd. .........................   United States    1,510,000    100,603,750
                                                                                                             ------------
                                                                                                              552,101,875
                                                                                                             ------------
  HEALTH TECHNOLOGY 1.2%
  Lehman Brothers Holdings Inc. into Boston Scientific, 7.50%, cvt. pfd. ....   United States    4,000,000     63,953,800
g Morgan Stanley into Eli Lilly and Co., 7.00%, cvt. pfd., 144A .............   United States    1,810,000    101,369,052
  Schering-Plough Corp., 6.00%, cvt. pfd. ...................................   United States    7,450,000    414,145,500
                                                                                                             ------------
                                                                                                              579,468,352
                                                                                                             ------------
  INDUSTRIAL SERVICES 0.8%
  El Paso Corp., 4.99%, cvt. pfd. ...........................................   United States      130,000    158,090,982
g Morgan Stanley into Williams Cos. Inc., 8.50%, cvt. pfd., 144A ............   United States    4,000,000     96,259,998
g Wachovia Bank into El Paso Corp., 9.05%, cvt. pfd., 144A ..................   United States    8,200,000    104,468,000
                                                                                                             ------------
                                                                                                              358,818,980
                                                                                                             ------------
  NON-ENERGY MINERALS 0.4%
g Deutsche Bank AG into Barrick Gold Corp., 8.50%, cvt. pfd., 144A ..........   United States    2,550,000     78,365,835
h Lehman Brothers Holdings Inc. into Alcoa Inc., 7.00%, cvt. pfd. ...........   United States    4,200,000    122,094,840
                                                                                                             ------------
                                                                                                              200,460,675
                                                                                                             ------------
  REAL ESTATE INVESTMENT TRUSTS 0.4%
  Felcor Lodging Trust Inc., 7.80%, cvt. pfd., A ............................   United States    3,000,000     74,730,000
  Glenborough Realty Trust Inc., 7.75%, cvt. pfd., A ........................   United States    1,333,594     33,686,584
  Lexington Corporate Properties Trust, 6.50%, cvt. pfd. ....................   United States    1,200,000     56,280,000
                                                                                                             ------------
                                                                                                              164,696,584
                                                                                                             ------------


                                                              Annual Report | 85

Franklin Custodian Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INCOME FUND                                                               COUNTRY        SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CONVERTIBLE PREFERRED STOCKS (CONTINUED)
    RETAIL TRADE 0.6%
g,h Wachovia Bank into The Home Depot Inc., 7.25%, cvt. pfd., 144A ...............   United States      3,800,000  $  134,862,000
  h Wachovia Bank into Target Corp., 6.40%, cvt. pfd. ............................   United States      3,000,000     153,000,000
                                                                                                                   --------------
                                                                                                                      287,862,000
                                                                                                                   --------------
    TOTAL CONVERTIBLE PREFERRED STOCKS (COST $3,520,891,178) ....................                                   3,657,230,833
                                                                                                                   --------------


                                                                                                -------------------
                                                                                                PRINCIPAL AMOUNT i
                                                                                                -------------------
    CORPORATE BONDS 42.6%
    ALTERNATIVE POWER GENERATION 2.9%
c,e Calpine Canada Energy Finance, senior note, 8.50%, 5/01/08 ..................      Canada       $350,000,000      232,750,000
c,e Calpine Corp.,
       senior note, 7.875%, 4/01/08 .............................................   United States    101,818,000       75,345,320
       senior note, 8.625%, 8/15/10 .............................................   United States    211,000,000      104,972,500
     g senior secured note, 144A, 8.50%, 7/15/10 ................................   United States    200,000,000      202,250,000
    Dynegy Holdings Inc., senior note,
       6.875%, 4/01/11 ..........................................................   United States    310,000,000      303,412,500
       8.75%, 2/15/12 ...........................................................   United States    225,500,000      234,801,875
       8.375%, 5/01/16 ..........................................................   United States    225,000,000      230,062,500
                                                                                                                   --------------
                                                                                                                    1,383,594,695
                                                                                                                   --------------
    COMMERCIAL SERVICES 1.4%
    Dex Media Inc.,
       senior disc. note, zero cpn. to 11/15/08, 9.00% thereafter,
        11/15/13 ................................................................   United States     60,000,000       50,850,000
       zero cpn. to 11/15/08, 9.00% thereafter, 11/15/13 ........................   United States    210,000,000      177,975,000
    JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to 5/17/07,
     10.67% thereafter, 5/15/13 .................................................   United States    156,000,000      135,720,000
    JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 ..................   United States    125,000,000      126,250,000
    R.H. Donnelley Corp.,
       6.875%, 1/15/13 ..........................................................   United States     26,300,000       24,130,250
       senior discount note, 6.875%, 1/15/13 ....................................   United States     94,400,000       86,612,000
       senior note, 8.875%, 1/15/16 .............................................   United States     55,000,000       55,412,500
                                                                                                                   --------------
                                                                                                                      656,949,750
                                                                                                                   --------------
    COMMUNICATIONS 2.0%
    Qwest Capital Funding Inc.,
       7.00%, 8/03/09 ...........................................................   United States    300,000,000      303,000,000
       7.25%, 2/15/11 ...........................................................   United States    365,000,000      366,825,000
    Qwest Communications International Inc., senior note,
       7.50%, 2/15/14 ...........................................................   United States    105,000,000      105,787,500
       B, 7.50%, 2/15/14 ........................................................   United States    145,000,000      146,087,500
    Qwest Corp., 6.875%, 9/15/33 ................................................   United States     30,000,000       27,525,000
                                                                                                                   --------------
                                                                                                                      949,225,000
                                                                                                                   --------------
    CONSUMER DURABLES 10.3%
    Beazer Homes USA Inc., senior note,
       6.875%, 7/15/15 ..........................................................   United States     20,000,000       18,200,000
       8.125%, 6/15/16 ..........................................................   United States     85,000,000       83,087,500


86 | Annual Report

Franklin Custodian Funds, Inc.

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INCOME FUND                                                         COUNTRY     PRINCIPAL AMOUNT i       VALUE
-------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS (CONTINUED)
  CONSUMER DURABLES (CONTINUED)
  D.R. Horton Inc.,
    5.625%, 1/15/16 ......................................................   United States     $ 35,000,000      $   32,575,375
    6.50%, 4/15/16 .......................................................   United States       35,000,000          34,403,215
  Ford Motor Co., 7.45%, 7/16/31 .........................................   United States      600,000,000         466,500,000
  Ford Motor Credit Co.,
    7.375%, 10/28/09 .....................................................   United States      550,000,000         534,850,800
    7.875%, 6/15/10 ......................................................   United States      355,000,000         345,997,910
    7.375%, 2/01/11 ......................................................   United States      450,000,000         432,313,650
    7.00%, 10/01/13 ......................................................   United States      100,000,000          92,908,300
  g 144A, 9.75%, 9/15/10 .................................................   United States      105,000,000         108,497,655
    senior note, 9.875%, 8/10/11 .........................................   United States       75,000,000          77,685,000
    senior note, 7.25%, 10/25/11 .........................................   United States      120,000,000         113,285,760
  General Motors Acceptance Corp.,
    5.625%, 5/15/09 ......................................................   United States      125,000,000         121,969,125
    7.75%, 1/19/10 .......................................................   United States      420,000,000         430,660,020
    6.875%, 9/15/11 ......................................................   United States      800,000,000         796,584,000
    6.875%, 8/28/12 ......................................................   United States      300,400,000         297,691,894
    6.75%, 12/01/14 ......................................................   United States      125,000,000         122,220,125
  General Motors Corp., senior deb., 8.375%, 7/15/33 .....................   United States      510,000,000         443,700,000
  K Hovnanian Enterprises Inc.,
    6.25%, 1/15/16 .......................................................   United States       10,000,000           8,850,000
    senior note, 7.50%, 5/15/16 ..........................................   United States       60,000,000          56,325,000
  KB Home,
    6.375%, 8/15/11 ......................................................   United States       25,000,000          24,279,425
    senior note, 5.75%, 2/01/14 ..........................................   United States       35,000,000          31,889,235
    senior note, 6.25%, 6/15/15 ..........................................   United States       40,000,000          36,986,760
    senior note, 7.25%, 6/15/18 ..........................................   United States       70,500,000          67,937,255
g Visant Holding Corp., senior note, 144A, 8.75%, 12/01/13 ...............   United States       50,000,000          50,562,500
                                                                                                                 --------------
                                                                                                                  4,829,960,504
                                                                                                                 --------------
  CONSUMER NON-DURABLES 0.2%
g Reynolds American Inc., 144A, 7.25%, 6/01/13 ...........................   United States      100,000,000         103,402,800
                                                                                                                 --------------
  CONSUMER SERVICES 7.0%
   Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 .............   United States      440,000,000         447,700,000
  CCH I Holdings LLC, senior note,
    13.50%, 1/15/14 ......................................................   United States      329,000,000         254,152,500
    9.92%, 4/01/14 .......................................................   United States      117,380,000          80,845,475
    11.75%, 5/15/14 ......................................................   United States      195,000,000         139,912,500
  CCH I LLC, senior secured note, 11.00%, 10/01/15 .......................   United States      850,000,000         777,750,000
  CCH II LLC, senior note, 10.25%, 9/15/10 ...............................   United States       80,000,000          82,000,000
  Clear Channel Communications Inc.,
    5.50%, 9/15/14 .......................................................   United States      150,000,000         139,582,200
    senior note, 5.75%, 1/15/13 ..........................................   United States       75,000,000          72,173,175
  CSC Holdings Inc.,
    senior deb., 7.625%, 7/15/18 .........................................   United States       27,000,000          27,776,250
    senior note, B, 7.625%, 4/01/11 ......................................   United States      200,000,000         206,250,000
  DIRECTV Holdings LLC, senior note, 6.375%, 6/15/15 .....................   United States       25,300,000          23,908,500


                                                              Annual Report | 87

Franklin Custodian Funds, Inc.

-------------------------------------------------------------------------------------------------------------------
  FRANKLIN INCOME FUND                                               COUNTRY    PRINCIPAL AMOUNT i        VALUE
-------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS (CONTINUED)
  CONSUMER SERVICES (CONTINUED)
g EchoStar DBS Corp., senior note, 144A, 7.125%, 2/01/16 ....     United States     $360,000,000     $  349,650,000
  Harrah's Operating Co. Inc., 5.625%, 6/01/15 ..............     United States       10,000,000          9,310,660
g Hertz Corp.,
    senior note, 144A, 8.875%, 1/01/14 ......................     United States      102,950,000        108,354,875
    senior sub. note, 144A, 10.50%, 1/01/16 .................     United States       25,000,000         27,625,000
  Liberty Media Corp., senior note, 5.70%, 5/15/13 ..........     United States      148,000,000        140,395,908
  MGM MIRAGE Inc., senior note,
    6.75%, 4/01/13 ..........................................     United States       70,000,000         69,125,000
    6.625%, 7/15/15 .........................................     United States      100,000,000         96,500,000
  Six Flags Inc., senior note, 9.625%, 6/01/14 ..............     United States       35,000,000         31,325,000
g Viacom Inc., senior note, 144A, 6.25%, 4/30/16 ............     United States      100,000,000         99,298,900
g XM Satellite Radio Inc., senior note, 144A, 9.75%, 5/01/14      United States      132,000,000        127,380,000
                                                                                                     --------------
                                                                                                      3,311,015,943
                                                                                                     --------------
  ELECTRIC UTILITIES 2.5%
  Aquila Inc., senior note, 14.875%, 7/01/12 ................     United States       95,400,000        125,689,500
  CMS Energy Corp., senior note, 7.75%, 8/01/10 .............     United States       30,000,000         31,650,000
  NRG Energy Inc., senior note,
    7.25%, 2/01/14 ..........................................     United States       60,000,000         59,700,000
    7.375%, 2/01/16 .........................................     United States       93,775,000         93,423,344
  Reliant Resources Inc., senior note, 9.25%, 7/15/10 .......     United States       65,000,000         67,762,500
  TXU Corp., senior note,
    P, 5.55%, 11/15/14 ......................................     United States      350,000,000        332,422,300
    Q, 6.50%, 11/15/24 ......................................     United States      310,000,000        295,258,260
    R, 6.55%, 11/15/34 ......................................     United States      200,000,000        189,374,800
                                                                                                     --------------
                                                                                                      1,195,280,704
                                                                                                     --------------
  ELECTRONIC TECHNOLOGY 1.5%
  DRS Technologies Inc., senior note, 6.625%, 2/01/16 .......     United States       55,000,000         54,312,500
  Flextronics International Ltd., senior sub. note, 6.25%,
    11/15/14 ................................................       Singapore        110,000,000        107,250,000
  L-3 Communications Corp., senior sub. note,
    5.875%, 1/15/15 .........................................     United States       31,500,000         30,082,500
    6.375%, 10/15/15 ........................................     United States       75,000,000         73,312,500
  Lucent Technologies Inc., 6.45%, 3/15/29 ..................     United States      180,000,000        161,100,000
  Sanmina-SCI Corp., senior sub. note,
    6.75%, 3/01/13 ..........................................     United States      135,000,000        127,912,500
    8.125%, 3/01/16 .........................................     United States       85,000,000         83,725,000
  Seagate Technology HDD Holdings, senior note,
    6.375%, 10/01/11 ........................................     United States       20,000,000         20,000,000
    6.80%, 10/01/16 .........................................     United States       40,000,000         40,000,000
                                                                                                     --------------
                                                                                                        697,695,000
                                                                                                     --------------
  ENERGY MINERALS 1.9%
  Callon Petroleum Co., senior note, 9.75%, 12/08/10 ........     United States      105,000,000        108,675,000
  Chesapeake Energy Corp., senior note,
    7.625%, 7/15/13 .........................................     United States       75,000,000         76,968,750
    6.50%, 8/15/17 ..........................................     United States      115,000,000        108,387,500
    6.25%, 1/15/18 ..........................................     United States      150,000,000        139,875,000
    6.875%, 11/15/20 ........................................     United States      145,000,000        137,750,000


88 | Annual Report

Franklin Custodian Funds, Inc.

--------------------------------------------------------------------------------------------------------------------
  FRANKLIN INCOME FUND                                                COUNTRY    PRINCIPAL AMOUNT i        VALUE
--------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS (CONTINUED)
  ENERGY MINERALS (CONTINUED)
g Mariner Energy Inc., senior note, 144A, 7.50%, 4/15/13 .....     United States     $ 40,000,000     $   38,400,000
  Massey Energy Co., senior note, 6.875%, 12/15/13 ...........     United States       59,650,000         54,281,500
  Newfield Exploration Co., senior sub. note, 6.625%, 4/15/16      United States      105,000,000        102,637,500
  Pioneer Natural Resources Co., 6.875%, 5/01/18 .............     United States       55,000,000         55,236,170
g Pogo Producing Co., senior sub. note, 144A, 7.875%, 5/01/13      United States       78,175,000         80,031,656
                                                                                                      --------------
                                                                                                         902,243,076
                                                                                                      --------------
  FINANCE 0.6%
  E*TRADE Financial Corp., senior note,
    7.375%, 9/15/13 ..........................................     United States      230,000,000        236,325,000
    7.875%, 12/01/15 .........................................     United States       25,000,000         26,437,500
                                                                                                      --------------
                                                                                                         262,762,500
                                                                                                      --------------
  HEALTH SERVICES 3.8%
  DaVita Inc.,
    senior note, 6.625%, 3/15/13 .............................     United States       30,000,000         29,437,500
    senior sub. note, 7.25%, 3/15/15 .........................     United States       49,400,000         48,782,500
  HCA Inc.,
    6.375%, 1/15/15 ..........................................     United States      185,000,000        149,850,000
    senior bond, 6.50%, 2/15/16 ..............................     United States      350,000,000        281,750,000
    senior note, 6.95%, 5/01/12 ..............................     United States       50,000,000         43,937,500
  Tenet Healthcare Corp., senior note,
    6.375%, 12/01/11 .........................................     United States      515,000,000        455,131,250
    6.50%, 6/01/12 ...........................................     United States      250,000,000        219,687,500
    7.375%, 2/01/13 ..........................................     United States      350,000,000        317,187,500
  j FRN, 9.25%, 2/01/15 ......................................     United States      240,000,000        232,200,000
                                                                                                      --------------
                                                                                                       1,777,963,750
                                                                                                      --------------
  INDUSTRIAL SERVICES 3.7%
  Allied Waste North America Inc.,
    senior note, 7.25%, 3/15/15 ..............................     United States      130,000,000        129,675,000
    senior note, 7.125%, 5/15/16 .............................     United States      169,000,000        167,521,250
    senior note, B, 7.375%, 4/15/14 ..........................     United States      190,000,000        188,100,000
    senior secured note, 6.50%, 11/15/10 .....................     United States      120,000,000        118,800,000
    senior secured note, 6.375%, 4/15/11 .....................     United States       35,000,000         34,300,000
    senior secured note, 6.125%, 2/15/14 .....................     United States      207,000,000        194,062,500
  Browning-Ferris Industries Inc., 7.40%, 9/15/35 ............     United States       70,000,000         63,000,000
  El Paso Corp., senior note,
    6.75%, 5/15/09 ...........................................     United States      245,000,000        247,450,000
  j FRN, 6.14%, 8/16/07 ......................................     United States       70,000,000         71,225,000
    MTN, 7.75%, 1/15/32 ......................................     United States      280,000,000        288,400,000
  El Paso Production Holding Co., 7.75%, 6/01/13 .............     United States       87,500,000         89,906,250
g Sesi LLC, senior note, 144A, 6.875%, 6/01/14 ...............     United States       93,000,000         92,535,000
  Sonat Inc., senior note, 7.625%, 7/15/11 ...................     United States       35,000,000         36,050,000
                                                                                                      --------------
                                                                                                       1,721,025,000
                                                                                                      --------------
  NON-ENERGY MINERALS 0.3%
g Novelis Inc., senior note, 144A, 7.25%, 2/15/15 ............        Canada          151,500,000        144,682,500
                                                                                                      --------------


                                                              Annual Report | 89

Franklin Custodian Funds, Inc.

----------------------------------------------------------------------------------------------------------------------------
      FRANKLIN INCOME FUND                                                   COUNTRY     PRINCIPAL AMOUNT i        VALUE
----------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      PROCESS INDUSTRIES 2.2%
      Abitibi-Consolidated Co. of Canada, senior note, 8.375%, 4/01/15        Canada         $100,600,000     $   92,049,000
      Chemtura Corp., senior note, 6.875%, 6/01/16 ...................     United States       24,000,000         23,790,000
      Jefferson Smurfit Corp., senior note, 8.25%, 10/01/12 ..........     United States      195,000,000        187,687,500
      Lyondell Chemical Co., senior note,
         8.00%, 9/15/14 ..............................................     United States       55,000,000         55,962,500
         8.25%, 9/15/16 ..............................................     United States       33,100,000         33,762,000
      Nalco Co., senior sub. note, 8.875%, 11/15/13 ..................     United States       20,000,000         20,950,000
      Nalco Finance Holdings, senior note, zero cpn. to 8/01/09,
       9.00% thereafter, 2/01/14 .....................................     United States      380,000,000        300,200,000
      NewPage Corp., senior secured note, 10.00%, 5/01/12 ............     United States       57,000,000         59,137,500
      Owens-Brockway Glass Container Inc., senior note, 6.75%,
       12/01/14 ......................................................     United States       50,000,000         47,750,000
c,d,f Pindo Deli Finance Mauritius Ltd., 144A,
       j FRN, 4.675%, 4/29/15 ........................................       Indonesia            113,073             25,690
       j FRN, 4.675%, 4/29/18 ........................................       Indonesia            294,012             66,799
         zero cpn., 4/29/25 ..........................................       Indonesia            607,466            138,016
      Rhodia SA, senior note, 10.25%, 6/01/10 ........................        France          110,859,000        124,716,375
      Stone Container Corp., senior note, 9.75%, 2/01/11 .............     United States       68,743,000         71,149,005
c,d,f Tjiwi Kimia Finance Mauritius, secured note, 144A,
       j FRN, 5.248%, 4/29/15 ........................................       Indonesia         12,883,549          3,839,298
       j FRN, 4.675%, 4/29/18 ........................................       Indonesia         33,160,560          9,881,847
         zero cpn., 4/29/25 ..........................................       Indonesia         42,601,657         12,695,294
                                                                                                              --------------
                                                                                                               1,043,800,824
                                                                                                              --------------
      PRODUCER MANUFACTURING 1.0%
      Case New Holland Inc., senior note,
         6.00%, 6/01/09 ..............................................     United States      225,000,000        223,031,250
         7.125%, 3/01/14 .............................................     United States       81,900,000         82,616,625
    g Invensys PLC, senior note, 144A, 9.875%, 3/15/11 ...............     United Kingdom      38,816,000         42,115,360
    g RBS Global & Rexnord Corp.,
         senior note, 144A, 9.50%, 8/01/14 ...........................     United States       40,000,000         40,800,000
         senior sub. note, 144A, 11.75%, 8/01/16 .....................     United States       73,000,000         75,555,000
                                                                                                              --------------
                                                                                                                 464,118,235
                                                                                                              --------------
      REAL ESTATE INVESTMENT TRUSTS 0.9%
      Host Marriott LP, senior note,
         K, 7.125%, 11/01/13 .........................................     United States       50,000,000         50,875,000
         O, 6.375%, 3/15/15 ..........................................     United States      215,000,000        209,625,000
         Q, 6.75%, 6/01/16 ...........................................     United States      145,000,000        143,731,251
                                                                                                              --------------
                                                                                                                 404,231,251
                                                                                                              --------------


90 | Annual Report

Franklin Custodian Funds, Inc.

-------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INCOME FUND                                                  COUNTRY     PRINCIPAL AMOUNT i       VALUE
-------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    TECHNOLOGY SERVICES 0.4%
    SunGard Data Systems Inc.,
       senior note, 9.125%, 8/15/13 ...............................    United States     $ 59,300,000     $    61,672,000
       senior sub note, 10.25%, 8/15/15 ...........................    United States      100,000,000         103,500,000
                                                                                                          ---------------
                                                                                                              165,172,000
                                                                                                          ---------------
    TOTAL CORPORATE BONDS (COST $19,849,401,614) ..................                                        20,013,123,532
                                                                                                          ---------------
    CONVERTIBLE BONDS 2.4%
    ALTERNATIVE POWER GENERATION 0.5%
c,e Calpine Corp., cvt.,
       senior note, 6.00% to 9/30/06, zero cpn. to 9/30/09,
       6.00% thereafter, 9/30/14 ..................................    United States      137,000,000          54,971,250
       sub. note, 7.75%, 6/01/15 ..................................    United States      450,000,000         163,125,000
                                                                                                          ---------------
                                                                                                              218,096,250
                                                                                                          ---------------
    CONSUMER SERVICES 0.0% b
  e Adelphia Communications Corp., cvt., junior sub. note, 6 00%,
     2/15/06 ......................................................    United States       75,000,000              75,000
                                                                                                          ---------------
    ELECTRONIC TECHNOLOGY 1.6%
    Conexant Systems Inc., cvt., sub. note, 4.00%, 2/01/07 ........    United States      240,000,000         238,200,000
    Nortel Networks Corp., cvt., senior note, 4.25%, 9/01/08 ......       Canada          512,500,000         490,495,300
                                                                                                          ---------------
                                                                                                              728,695,300
                                                                                                          ---------------
    HEALTH TECHNOLOGY 0.1%
  g Enzon Pharmaceuticals Inc., cvt., 144A, 4.00% 6/01/13 .........    United States       54,500,000          58,860,000
                                                                                                          ---------------
    INDUSTRIAL SERVICES 0.2%
    Hanover Compressor Co., cvt., senior note, 4.75%, 3/15/08          United States      103,000,000         100,167,500
                                                                                                          ---------------
    TOTAL CONVERTIBLE BONDS (COST $1,460,652,754) .................                                         1,105,894,050
                                                                                                          ---------------
    MORTGAGE-BACKED SECURITIES 3.7%
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 2.3%
    FHLMC Gold 30 Year,
       5.00%, 5/01/33 - 8/01/34 ...................................    United States      474,936,024         458,119,028
       5.50%, 8/01/35 - 11/01/35 ..................................    United States      330,050,758         325,755,262
       6.00%, 8/01/35 - 6/01/36 ...................................    United States      295,047,116         296,687,956
                                                                                                          ---------------
                                                                                                            1,080,562,246
                                                                                                          ---------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 0.6% ..
    FNMA 30 Year, 5.50%, 2/01/35 - 1/01/36 ........................    United States      284,304,196         280,324,316
                                                                                                          ---------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 0.8%
    GNMA I SF 30 Year, 5.00%, 4/15/33 - 6/15/34 ...................    United States      386,517,501         376,113,265
                                                                                                          ---------------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $1,747,032,608) ........                                         1,736,999,827
                                                                                                          ---------------
    TOTAL LONG TERM INVESTMENTS (COST $42,449,593,756) ............                                        46,147,943,427
                                                                                                          ---------------


                                                              Annual Report | 91

Franklin Custodian Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INCOME FUND                                                     COUNTRY         SHARES                VALUE
---------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 0.8%
   MONEY MARKET FUND (COST $165,725,024) 0.3%
 k Franklin Institutional Fiduciary Trust Money Market Portfolio,
    4.95% ..........................................................     United States      165,725,024     $   165,725,024
                                                                                                            ---------------


                                                                                      -------------------
                                                                                      PRINCIPAL AMOUNT i
                                                                                      -------------------
   REPURCHASE AGREEMENT (COST $231,940,914) 0.5%
 l Joint Repurchase Agreement, 5.201%, 10/02/06
    (Maturity Value $232,041,441) ..................................     United States     $231,940,914         231,940,914
      ABN AMRO Bank, N.V., New York Branch
       (Maturity Value $22,647,245)
      Banc of America Securities LLC (Maturity Value $22,647,245)
      Barclays Capital Inc. (Maturity Value $22,647,245)
      Bear, Stearns & Co. Inc. (Maturity Value $22,647,245)
      BNP Paribas Securities Corp. (Maturity Value $22,647,245)
      Deutsche Bank Securities Inc. (Maturity Value $8,388,297)
      Dresdner Kleinwort Wasserstein Securities LLC
       (Maturity Value $11,743,616)
      Greenwich Capital Markets Inc. (Maturity Value $21,809,575)
      Lehman Brothers Inc. (Maturity Value $10,597,333)
      Merrill Lynch Government Securities Inc.
       (Maturity Value $21,809,575)
      Morgan Stanley & Co. Inc. (Maturity Value $21,809,575)
      UBS Securities LLC (Maturity Value $22,647,245)
       Collateralized by U.S. Government Agency Securities,
         2.70% - 7.125%, 10/15/06 - 6/15/11; m U.S. Treasury Bills,
         12/28/06 - 3/29/07; and U.S. Treasury Notes, 3.50% - 6.50%,
         2/05/10 - 5/31/11
                                                                                                            ---------------
 TOTAL INVESTMENTS (COST $42,847,259,694) 99.1% ....................                                         46,545,609,365
 OTHER ASSETS, LESS LIABILITIES 0.9% ...............................                                            407,686,199
                                                                                                            ---------------
 NET ASSETS 100.0% .................................................                                        $46,953,295,564
                                                                                                            ===============

See Selected Portfolio Abbreviations on page 107.

a     See Note 10 regarding holdings of 5% voting securities.

b     Rounds to less than 0.1% of net assets.

c     See Note 11 regarding other considerations.

d Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2006, the aggregate value of these securities was $27,471,944, representing 0.06% of net assets.

e     See Note 8 regarding defaulted securities.

f     See Note 9 regarding restricted securities.

g Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At September 30, 2006, the aggregate value of these securities was $2,952,286,356, representing 6.29% of net assets.

h     Non-income producing for the twelve months ended September 30, 2006.

i     The principal amount is stated in U.S. dollars unless otherwise indicated.

j     The coupon rate shown represents the rate at period end.

k See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

l     See Note 1(c) regarding joint repurchase agreement.

m A portion or all of the security is traded on a discount basis with no stated coupon rate.


92 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Custodian Funds, Inc.

FINANCIAL HIGHLIGHTS

FRANKLIN U.S. GOVERNMENT SECURITIES FUND

                                                  -----------------------------------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,
CLASS A                                                 2006           2005           2004           2003           2002
                                                  -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ............   $     6.53     $     6.68     $     6.81     $     6.99     $     6.93
                                                  -----------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ......................         0.30           0.28           0.27           0.28           0.38

 Net realized and unrealized gains (losses) ...        (0.09)         (0.11)         (0.04)         (0.10)          0.09
                                                  -----------------------------------------------------------------------
Total from investment operations ..............         0.21           0.17           0.23           0.18           0.47
                                                  -----------------------------------------------------------------------
Less distributions from net investment income .        (0.31)         (0.32)         (0.36)         (0.36)         (0.41)
                                                  -----------------------------------------------------------------------
Redemption fees ...............................           -- d           -- d           -- d           --             --
                                                  -----------------------------------------------------------------------
Net asset value, end of year ..................   $     6.43     $     6.53     $     6.68     $     6.81     $     6.99
                                                  =======================================================================

Total return c ................................         3.40%          2.67%          3.46%          2.66%          7.06%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...............   $5,291,117     $5,901,449     $6,420,381     $7,286,317     $7,726,914

Ratios to average net assets:

 Expenses .....................................         0.72% e        0.72% e        0.70% e        0.70%          0.69%

 Net investment income ........................         4.64%          4.29%          4.09%          4.11%          5.48%

Portfolio turnover rate .......................        20.54%         29.14%         41.45%         66.96%         44.62%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 93

Franklin Custodian Funds, Inc.

FRANKLIN U.S. GOVERNMENT SECURITIES FUND

                                                    ---------------------------------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,
CLASS B                                                 2006           2005           2004           2003           2002
                                                    ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ............     $   6.52       $   6.67       $   6.80       $   6.98       $   6.93
                                                    ---------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ......................         0.26           0.25           0.24           0.25           0.34

 Net realized and unrealized gains (losses) ...        (0.08)         (0.11)         (0.05)         (0.10)          0.09
                                                    ---------------------------------------------------------------------
Total from investment operations ..............         0.18           0.14           0.19           0.15           0.43
                                                    ---------------------------------------------------------------------
Less distributions from net investment income .        (0.28)         (0.29)         (0.32)         (0.33)         (0.38)
                                                    ---------------------------------------------------------------------
Redemption fees ...............................           -- d           -- d           -- d           --             --
                                                    ---------------------------------------------------------------------
Net asset value, end of year ..................     $   6.42       $   6.52       $   6.67       $   6.80       $   6.98
                                                    =====================================================================

Total return c ................................         2.87%          2.13%          2.92%          2.13%          6.37%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...............     $388,807       $478,788       $568,276       $678,814       $559,966

Ratios to average net assets:

 Expenses .....................................         1.24% e       1.25% e         1.23% e        1.23%          1.22%

 Net investment income ........................         4.12%          3.76%          3.56%          3.58%          4.95%

Portfolio turnover rate .......................        20.54%         29.14%         41.45%         66.96%         44.62%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


94 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Custodian Funds, Inc.

FRANKLIN U.S. GOVERNMENT SECURITIES FUND

                                                    ---------------------------------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,
CLASS C                                                 2006           2005           2004           2003           2002
                                                    ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ............     $   6.50       $   6.65       $   6.78       $   6.97       $   6.91
                                                    ---------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ......................         0.26           0.25           0.24           0.25           0.34

 Net realized and unrealized gains (losses) ...        (0.08)         (0.11)         (0.05)         (0.11)          0.10
                                                    ---------------------------------------------------------------------
Total from investment operations ..............         0.18           0.14           0.19           0.14           0.44
                                                    ---------------------------------------------------------------------
Less distributions from net investment income .        (0.28)         (0.29)         (0.32)         (0.33)         (0.38)
                                                    ---------------------------------------------------------------------
Redemption fees ...............................           -- d           -- d           -- d           --             --
                                                    ---------------------------------------------------------------------
Net asset value, end of year ..................     $   6.40       $   6.50       $   6.65       $   6.78       $   6.97
                                                    =====================================================================

Total return c ................................         2.88%          2.14%          2.91%          2.00%          6.53%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...............     $424,462       $508,539       $597,451       $814,635       $803,049

Ratios to average net assets:

 Expenses .....................................         1.23% e        1.25% e        1.23% e        1.23%          1.21%

 Net investment income ........................         4.13%          3.76%          3.56%          3.58%          4.96%

Portfolio turnover rate .......................        20.54%         29.14%         41.45%         66.96%         44.62%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 95

Franklin Custodian Funds, Inc.

FRANKLIN U.S. GOVERNMENT SECURITIES FUND

                                                     --------------------------------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,
CLASS R                                                 2006           2005           2004           2003         2002 f
                                                     --------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ............      $  6.53        $  6.68        $  6.81        $  6.99        $  6.81
                                                     --------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ......................         0.27           0.26           0.25           0.25           0.25

 Net realized and unrealized gains (losses) ...        (0.08)         (0.11)         (0.05)         (0.09)          0.22
                                                     --------------------------------------------------------------------
Total from investment operations ..............         0.19           0.15           0.20           0.16           0.47
                                                     --------------------------------------------------------------------
Less distributions from net investment income .        (0.29)         (0.30)         (0.33)         (0.34)         (0.29)
                                                     --------------------------------------------------------------------
Redemption fees ...............................           -- d           -- d           -- d           --             --
                                                     --------------------------------------------------------------------
Net asset value, end of year ..................      $  6.43        $  6.53        $  6.68        $  6.81        $  6.99
                                                     ====================================================================

Total return c ................................         3.01%          2.29%          3.08%          2.29%          7.03%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...............      $71,104        $65,790        $59,431        $54,042        $14,042

Ratios to average net assets:

 Expenses .....................................         1.09% e        1.10% e        1.08% e        1.08%          1.07% g

 Net investment income ........................         4.27%          3.91%          3.71%          3.73%          5.10% g

Portfolio turnover rate .......................        20.54%         29.14%         41.45%         66.96%         44.62%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.

f     For the period January 1, 2002 (effective date) to September 30, 2002.

g     Annualized.

96 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Custodian Funds, Inc.

FRANKLIN U.S. GOVERNMENT SECURITIES FUND

                                                    ---------------------------------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,
ADVISOR CLASS                                           2006           2005           2004           2003           2002
                                                    ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ............      $  6.55        $  6.69        $  6.83        $  7.01        $  6.94
                                                    ---------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ......................         0.31           0.29           0.28           0.29           0.38

 Net realized and unrealized gains (losses) ...        (0.09)         (0.10)         (0.06)         (0.10)          0.11
                                                    ---------------------------------------------------------------------
Total from investment operations ..............         0.22           0.19           0.22           0.19           0.49
                                                    ---------------------------------------------------------------------
Less distributions from net investment income .        (0.32)         (0.33)         (0.36)         (0.37)         (0.42)
                                                    ---------------------------------------------------------------------
Redemption fees ...............................           -- c           -- c           -- c           --             --
                                                    ---------------------------------------------------------------------
Net asset value, end of year ..................      $  6.45        $  6.55        $  6.69        $  6.83        $  7.01
                                                    =====================================================================

Total return ..................................         3.53%          2.95%          3.42%          2.79%          7.33%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...............     $387,239       $334,681       $340,279       $308,411       $198,437

Ratios to average net assets:

 Expenses .....................................         0.59% d        0.60% d        0.58% d        0.58%          0.57%

 Net investment income ........................         4.77%          4.41%          4.21%          4.23%          5.60%

Portfolio turnover rate .......................        20.54%         29.14%         41.45%         66.96%         44.62%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c     Amount rounds to less than $0.01 per share.

d     Benefit of expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 97

Franklin Custodian Funds, Inc.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006

-----------------------------------------------------------------------------------------------------------
  FRANKLIN U.S. GOVERNMENT SECURITIES FUND                             PRINCIPAL AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------
  MORTGAGE-BACKED SECURITIES 98.6%
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 98.6%
  GNMA GP 30 Year, 8.25%, 3/15/17 - 10/15/17 .....................      $      232,910      $      247,047
  GNMA GP 30 Year, 9.25%, 5/15/16 - 12/15/16 .....................             414,483             445,469
  GNMA GP 30 Year, 10.00%, 11/15/09 - 4/15/10 ....................             316,620             333,897
  GNMA GP 30 Year, 10.25%, 6/15/18 - 5/15/20 .....................              12,748              14,148
  GNMA GP 30 Year, 11.00%, 12/15/09 - 12/15/10 ...................             604,412             648,142
  GNMA GP 30 Year, 11.25%, 7/15/13 - 1/15/16 .....................             298,560             330,136
  GNMA GP 30 Year, 11.50%, 2/15/13 - 6/15/13 .....................              57,023              62,900
  GNMA GP 30 Year, 11.75%, 7/15/13 - 8/15/13 .....................              41,059              45,775
  GNMA GP 30 Year, 12.00%, 3/15/11 - 12/15/12 ....................              21,927              24,178
  GNMA GP 30 Year, 12.50%, 4/15/10 - 7/15/10 .....................              63,205              69,116
  GNMA GP 30 Year, 12.75%, 5/15/14 ...............................               5,957               6,619
  GNMA I SF 15 Year, 6.50%, 5/15/18 - 11/15/28 ...................           3,836,606           3,923,990
  GNMA I SF 30 Year, 5.00%, 2/15/33 - 3/15/36 ....................         737,582,304         717,828,742
  GNMA I SF 30 Year, 5.50%, 5/15/28 - 9/15/35 ....................       1,268,435,815       1,261,509,579
a GNMA I SF 30 Year, 5.50%, 10/01/33 .............................          30,000,000          29,803,140
  GNMA I SF 30 Year, 6.00%, 10/15/23 - 10/15/36 ..................         786,656,810         797,462,988
  GNMA I SF 30 Year, 6.50%, 5/15/23 - 8/15/36 ....................         445,900,112         458,195,716
  GNMA I SF 30 Year, 6.75%, 3/15/26 - 4/15/26 ....................              73,212              75,112
  GNMA I SF 30 Year, 7.00%, 10/15/09 - 9/15/32 ...................         262,802,161         271,414,566
  GNMA I SF 30 Year, 7.25%, 11/15/25 - 1/15/26 ...................             769,974             797,337
  GNMA I SF 30 Year, 7.50%, 7/15/16 - 8/15/32 ....................          71,501,716          74,403,237
  GNMA I SF 30 Year, 7.70%, 1/15/21 - 1/15/22 ....................             648,190             681,450
  GNMA I SF 30 Year, 8.00%, 10/15/07 - 9/15/30 ...................          55,464,098          58,690,663
  GNMA I SF 30 Year, 8.25%, 3/15/27 - 11/15/27 ...................             146,889             156,745
  GNMA I SF 30 Year, 8.50%, 12/15/09 - 6/15/25 ...................          12,066,549          12,971,230
  GNMA I SF 30 Year, 9.00%, 11/15/08 - 7/15/23 ...................          15,298,045          16,440,383
  GNMA I SF 30 Year, 9.50%, 5/15/09 - 1/15/23 ....................           9,648,689          10,475,444
  GNMA I SF 30 Year, 10.00%, 4/15/12 - 3/15/25 ...................          11,941,566          13,292,577
  GNMA I SF 30 Year, 10.50%, 12/15/09 - 10/15/21 .................           8,936,831           9,978,526
  GNMA I SF 30 Year, 11.00%, 11/15/09 - 5/15/21 ..................           8,411,054           9,259,525
  GNMA I SF 30 Year, 11.50%, 3/15/13 - 12/15/17 ..................           2,017,031           2,244,178
  GNMA I SF 30 Year, 12.00%, 5/15/11 - 1/15/18 ...................           9,744,708          10,969,613
  GNMA I SF 30 Year, 12.50%, 4/15/10 - 8/15/18 ...................           8,802,764           9,778,972
  GNMA I SF 30 Year, 13.00%, 7/15/10 - 1/15/16 ...................           9,558,469          10,700,702
  GNMA II GP 30 Year, 8.75%, 3/20/17 - 7/20/17 ...................              70,458              74,787
  GNMA II GP 30 Year, 11.50%, 8/20/13 ............................              16,919              18,598
  GNMA II SF 30 Year, 4.50%, 5/20/33 - 10/20/34 ..................          47,199,975          44,122,718
  GNMA II SF 30 Year, 5.00%, 7/20/33 - 3/20/36 ...................         301,535,559         292,017,358
  GNMA II SF 30 Year, 5.00%, 9/20/33 .............................         320,308,342         310,487,310
  GNMA II SF 30 Year, 5.00%, 10/20/33 ............................          67,044,066          64,992,860
  GNMA II SF 30 Year, 5.50%, 6/20/34 .............................          85,690,839          84,948,670
  GNMA II SF 30 Year, 5.50%, 7/20/34 - 6/20/36 ...................         374,180,096         370,731,497
  GNMA II SF 30 Year, 5.50%, 12/20/34 ............................         261,563,980         259,298,572
  GNMA II SF 30 Year, 5.50%, 1/20/35 .............................         105,475,875         104,486,254
  GNMA II SF 30 Year, 5.50%, 2/20/35 .............................         132,433,195         131,190,649
  GNMA II SF 30 Year, 5.50%, 6/20/35 .............................          76,175,012          75,460,305
  GNMA II SF 30 Year, 5.50%, 4/20/36 .............................          70,124,171          69,458,796


98 | Annual Report

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------
  FRANKLIN U.S. GOVERNMENT SECURITIES FUND                                 PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------
  MORTGAGE-BACKED SECURITIES (CONTINUED)
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE (CONTINUED)
  GNMA II SF 30 Year, 6.00 %, 10/20/23 - 7/20/36 .......................   $  425,034,135     $  429,529,254
a GNMA II SF 30 Year, 6.00 %, 10/01/31 .................................       80,000,000         80,975,040
  GNMA II SF 30 Year, 6.00 %, 9/20/34 ..................................       84,772,411         85,757,102
  GNMA II SF 30 Year, 6.00 %, 11/20/35 .................................       76,641,720         77,438,934
  GNMA II SF 30 Year, 6.50 %, 6/20/24 - 7/20/35 ........................       93,849,829         96,218,160
a GNMA II SF 30 Year, 6.50 %, 10/01/30 .................................       12,301,225         12,616,444
  GNMA II SF 30 Year, 7.00 %, 2/20/28 - 7/20/33 ........................       73,215,866         75,372,814
  GNMA II SF 30 Year, 7.50 %, 10/20/22 - 4/20/32 .......................        9,581,303          9,915,044
  GNMA II SF 30 Year, 8.00 %, 8/20/16 - 6/20/30 ........................        4,761,459          5,017,265
  GNMA II SF 30  Year, 8.50 %, 4/20/16 - 6/20/25 .......................        2,328,860          2,492,527
  GNMA II SF 30 Year, 9.00 %, 7/20/16 - 11/20/21 .......................          707,232            758,135
  GNMA II SF 30 Year, 9.50 %, 10/20/17 - 4/20/25 .......................          416,986            454,956
  GNMA II SF 30 Year, 10.00%, 8/20/15 - 3/20/21 ........................          961,736          1,067,010
  GNMA II SF 30 Year,  10.50%, 9/20/13 - 3/20/21 .......................        2,606,069          2,897,386
  GNMA II SF 30 Year, 11.00%, 8/20/13 - 1/20/21 ........................          375,579            417,759
  GNMA II SF 30 Year,  11.50%, 9/20/13 - 2/20/18 .......................          208,182            232,586
  GNMA II SF 30 Year, 12.00%, 9/20/13 - 2/20/16 ........................          451,905            506,159
  GNMA II SF 30 Year,  12.50%, 10/20/13 - 11/20/15 .....................          316,135            352,066
  GNMA II SF 30 Year,  13.00%, 10/20/13 - 9/20/15 ......................          305,838            342,569
                                                                                              --------------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $6,542,261,994) ...............                       6,472,931,426
                                                                                              --------------

                                                                           -----------------
                                                                                SHARES
                                                                           -----------------
  SHORT TERM INVESTMENTS 3.1%
  MONEY MARKET FUND (COST $165,722,265) 2.6%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95%        165,722,265        165,722,265
                                                                                              --------------


                                                                           -----------------
                                                                           PRINCIPAL AMOUNT
                                                                           -----------------
  REPURCHASE AGREEMENT (COST $34,460,000) 0.5%
c Barclays Capital Inc., 4.95%, 10/02/06 (Maturity Value $34,474,215)
    Collateralized by U.S. Treasury Note, 2.75%, 8/15/07 ...............   $   34,460,000         34,460,000
                                                                                              --------------
  TOTAL SHORT TERM INVESTMENTS (COST $200,182,265) .....................                         200,182,265
                                                                                              --------------
  TOTAL INVESTMENTS (COST $6,742,444,259) 101.7% .......................                       6,673,113,691
  OTHER ASSETS, LESS LIABILITIES (1.7)% ................................                        (110,385,360)
                                                                                              --------------
  NET ASSETS 100.0% ....................................................                      $6,562,728,331
                                                                                              ==============

See Selected Portfolio Abbreviations on page 107.

a     See Note 1(d) regarding security purchased on a to-be-announced basis.

b See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

c     See Note 1(c) regarding repurchase agreement.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 99

Franklin Custodian Funds, Inc.

FINANCIAL HIGHLIGHTS

FRANKLIN UTILITIES FUND

                                                   ----------------------------------------------------------------------------
                                                                            YEAR ENDED SEPTEMBER 30,
CLASS A                                                  2006            2005            2004            2003            2002
                                                   ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ............    $    12.59      $    10.16       $    8.80       $    7.96      $    10.02
                                                   ----------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ......................          0.43            0.45            0.43            0.42            0.46

 Net realized and unrealized gains (losses) ...          0.37            2.42            1.33            0.85           (1.60)
                                                   ----------------------------------------------------------------------------
Total from investment operations ..............          0.80            2.87            1.76            1.27           (1.14)
                                                   ----------------------------------------------------------------------------
Less distributions from:

 Net investment income ........................         (0.41)          (0.44)          (0.40)          (0.43)          (0.45)

 Net realized gains ...........................         (0.09)             --              --              --           (0.47)
                                                   ----------------------------------------------------------------------------
Total distributions ...........................         (0.50)          (0.44)          (0.40)          (0.43)          (0.92)
                                                   ----------------------------------------------------------------------------
Redemption fees ...............................            -- d            -- d            -- d            --              --
                                                   ----------------------------------------------------------------------------
Net asset value, end of year ..................    $    12.89      $    12.59      $    10.16       $    8.80       $    7.96
                                                   ============================================================================

Total return c ................................          6.69%          28.81%          20.40%          16.38%         (12.49)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...............    $1,926,732      $1,986,034      $1,450,832      $1,259,886      $1,090,216

Ratios to average net assets:

 Expenses .....................................          0.76% e         0.78% e         0.80%           0.83%           0.80%

 Net investment income ........................          3.54%           3.92%           4.49%           5.00%           4.87%

Portfolio turnover rate .......................          7.97%          13.53%          16.13%          25.81%          30.60%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


100 | The accompanying notes are an integral part of these financial statements.
    | Annual Report

Franklin Custodian Funds, Inc.

FRANKLIN UTILITIES FUND

                                                   ----------------------------------------------------------------------------
                                                                            YEAR ENDED SEPTEMBER 30,
CLASS B                                                  2006            2005            2004            2003            2002
                                                   ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ............      $  12.57        $  10.15         $  8.80         $  7.97         $ 10.02
                                                   ----------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ......................          0.37            0.39            0.38            0.37            0.41

 Net realized and unrealized gains (losses) ...          0.38            2.42            1.33            0.85           (1.58)
                                                   ----------------------------------------------------------------------------
Total from investment operations ..............          0.75            2.81            1.71            1.22           (1.17)
                                                   ----------------------------------------------------------------------------
Less distributions from:

 Net investment income ........................         (0.35)          (0.39)          (0.36)          (0.39)          (0.41)

 Net realized gains ...........................         (0.09)             --              --              --           (0.47)
                                                   ----------------------------------------------------------------------------
Total distributions ...........................         (0.44)          (0.39)          (0.36)          (0.39)          (0.88)
                                                   ----------------------------------------------------------------------------
Redemption fees ...............................            -- d            -- d            -- d            --              --
                                                   ----------------------------------------------------------------------------
Net asset value, end of year ..................      $  12.88        $  12.57        $  10.15         $  8.80         $  7.97
                                                   ============================================================================

Total return c ................................          6.25%          28.11%          19.71%          15.88%         (12.88)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...............      $133,824        $154,277        $127,105         $95,321         $32,802

Ratios to average net assets:

 Expenses .....................................          1.26% e         1.28% e         1.30%           1.34%           1.31%

 Net investment income ........................          3.04%           3.42%           3.99%           4.49%           4.44%

Portfolio turnover rate .......................          7.97%          13.53%          16.13%          25.81%          30.60%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 101

Franklin Custodian Funds, Inc.

FRANKLIN UTILITIES FUND

                                                   ----------------------------------------------------------------------------
                                                                             YEAR ENDED SEPTEMBER 30,
CLASS C                                                  2006            2005            2004            2003            2002
                                                   ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ............      $  12.55        $  10.13        $   8.78        $   7.95         $ 10.01
                                                   ----------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ......................          0.37            0.39            0.38            0.36            0.41

 Net realized and unrealized gains (losses) ...          0.37            2.42            1.33            0.86           (1.59)
                                                   ----------------------------------------------------------------------------
Total from investment operations ..............          0.74            2.81            1.71            1.22           (1.18)
                                                   ----------------------------------------------------------------------------
Less distributions from:

 Net investment income ........................         (0.35)          (0.39)          (0.36)          (0.39)          (0.41)

 Net realized gains ...........................         (0.09)             --              --              --           (0.47)
                                                   ----------------------------------------------------------------------------
Total distributions ...........................         (0.44)          (0.39)          (0.36)          (0.39)          (0.88)
                                                   ----------------------------------------------------------------------------
Redemption fees ...............................            -- d            -- d            -- d            --              --
                                                   ----------------------------------------------------------------------------
Net asset value, end of year ..................      $  12.85        $  12.55        $  10.13        $   8.78         $  7.95
                                                   ============================================================================

Total return c ................................          6.19%          28.16%          19.76%          15.77%         (12.90)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...............      $391,509        $435,714        $283,747        $222,030         $67,428

Ratios to average net assets:

 Expenses .....................................          1.25% e         1.28% e         1.30%           1.34%           1.29%

 Net investment income ........................          3.05%           3.42%           3.99%           4.49%           4.43%

Portfolio turnover rate .......................          7.97%          13.53%          16.13%          25.81%          30.60%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


102 | The accompanying notes are an integral part of these financial statements.
    | Annual Report

Franklin Custodian Funds, Inc.

FRANKLIN UTILITIES FUND

                                                   ----------------------------------------------------------------------------
                                                                              YEAR ENDED SEPTEMBER 30,
CLASS R                                                  2006            2005            2004            2003          2002 f
                                                   ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ............       $ 12.57         $ 10.15          $ 8.79          $ 7.96         $  9.81
                                                   ----------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ......................          0.39            0.43            0.39            0.37            0.32

 Net realized and unrealized gains (losses) ...          0.36            2.40            1.34            0.86           (1.85)
                                                   ----------------------------------------------------------------------------
Total from investment operations ..............          0.75            2.83            1.73            1.23           (1.53)
                                                   ----------------------------------------------------------------------------
Less distributions from:

 Net investment income ........................         (0.37)          (0.41)          (0.37)          (0.40)          (0.32)

 Net realized gains ...........................         (0.09)             --              --              --              --
                                                   ----------------------------------------------------------------------------
Total distributions ...........................         (0.46)          (0.41)          (0.37)          (0.40)          (0.32)
                                                   ----------------------------------------------------------------------------
Redemption fees ...............................            -- d            -- d            -- d            --              --
                                                   ----------------------------------------------------------------------------
Net asset value, end of year ..................       $ 12.86         $ 12.57          $10.15          $ 8.79         $  7.96
                                                   ============================================================================

Total return c ................................          6.29%          28.35%          20.02%          15.96%         (16.01)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...............       $27,736         $14,649          $1,590          $1,142         $   142

Ratios to average net assets:

 Expenses .....................................          1.11% e         1.13% e         1.15%           1.19%           1.16% g

 Net investment income ........................          3.19%           3.57%           4.14%           4.64%           4.82% g

Portfolio turnover rate .......................          7.97%          13.53%          16.13%          25.81%          30.60%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.

f     For the period January 1, 2002 (effective date) to September 30, 2002.

g     Annualized.


                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 103

Franklin Custodian Funds, Inc.

FRANKLIN UTILITIES FUND

                                                   ----------------------------------------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,
ADVISOR CLASS                                            2006            2005            2004            2003            2002
                                                   ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ............      $  12.64        $  10.20         $  8.84         $  7.99         $ 10.05
                                                   ----------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ......................          0.45            0.48            0.44            0.42            0.47

 Net realized and unrealized gains (losses) ...          0.38            2.42            1.34            0.87           (1.60)
                                                   ----------------------------------------------------------------------------
Total from investment operations ..............          0.83            2.90            1.78            1.29           (1.13)
                                                   ----------------------------------------------------------------------------
Less distributions from:

 Net investment income ........................         (0.43)          (0.46)          (0.42)          (0.44)          (0.46)

 Net realized gains ...........................         (0.09)             --              --              --           (0.47)
                                                   ----------------------------------------------------------------------------
Total distributions ...........................         (0.52)          (0.46)          (0.42)          (0.44)          (0.93)
                                                   ----------------------------------------------------------------------------
Redemption fees ...............................            -- c            -- c            -- c            --              --
                                                   ----------------------------------------------------------------------------
Net asset value, end of year ..................      $  12.95        $  12.64         $ 10.20         $  8.84         $  7.99
                                                   ============================================================================

Total return ..................................          6.88%          29.00%          20.48%          16.61%         (12.32)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...............      $103,041        $110,249         $51,586         $47,167         $15,664

Ratios to average net assets:

 Expenses .....................................          0.61% d         0.63% d         0.65%           0.69%           0.66%

 Net investment income ........................          3.69%           4.07%           4.64%           5.14%           5.07%

Portfolio turnover rate .......................          7.97%          13.53%          16.13%          25.81%          30.60%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c     Amount rounds to less than $0.01 per share.

d     Benefit of expense reduction rounds to less than 0.01%.


104 | The accompanying notes are an integral part of these financial statements.
    | Annual Report

Franklin Custodian Funds, Inc.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006

---------------------------------------------------------------------------------------------
  FRANKLIN UTILITIES FUND                            COUNTRY        SHARES         VALUE
---------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 99.6%
  COMMON STOCKS 93.9%
  DIVERSIFIED TELECOMMUNICATION SERVICES 3.5%
  AT&T Inc. ...................................   United States    1,400,000   $   45,584,000
  Verizon Communications Inc. .................   United States    1,200,000       44,556,000
                                                                               --------------
                                                                                   90,140,000
                                                                               --------------
  ELECTRIC UTILITIES 79.8%
  Alliant Energy Corp. ........................   United States    1,300,000       46,449,000
  Ameren Corp. ................................   United States    1,229,441       64,902,190
  American Electric Power Co. Inc. ............   United States    1,500,000       54,555,000
  CenterPoint Energy Inc. .....................   United States    1,500,000       21,480,000
  Cleco Corp. .................................   United States    1,000,000       25,240,000
  Consolidated Edison Inc. ....................   United States      700,000       32,340,000
  Constellation Energy Group ..................   United States      500,000       29,600,000
  Dominion Resources Inc. .....................   United States    1,600,000      122,384,000
  DTE Energy Co. ..............................   United States      400,000       16,604,000
  Duke Energy Corp. ...........................   United States    4,391,400      132,620,280
  Edison International ........................   United States    2,200,000       91,608,000
  Energy East Corp. ...........................   United States      800,000       18,976,000
  Entergy Corp. ...............................   United States    1,750,000      136,902,500
  Exelon Corp. ................................   United States    2,200,000      133,188,000
  FirstEnergy Corp. ...........................   United States    2,100,000      117,306,000
  FPL Group Inc. ..............................   United States    2,300,000      103,500,000
  Hawaiian Electric Industries Inc. ...........   United States      500,000       13,530,000
  ITC Holdings Corp. ..........................   United States      581,000       18,127,200
  National Grid PLC ...........................   United Kingdom   4,987,755       62,386,665
  Northeast Utilities .........................   United States    1,971,500       45,876,805
  NSTAR .......................................   United States      500,000       16,680,000
  Pepco Holdings Inc. .........................   United States    1,600,000       38,672,000
  PG&E Corp. ..................................   United States    1,900,000       79,135,000
  Pinnacle West Capital Corp. .................   United States      800,000       36,040,000
  PPL Corp. ...................................   United States    2,400,000       78,960,000
  Progress Energy Inc. ........................   United States    1,500,000       68,070,000
  Public Service Enterprise Group Inc. ........   United States    1,300,000       79,547,000
  Puget Energy Inc. ...........................   United States    1,725,000       39,209,250
  Scottish Power PLC ..........................   United Kingdom     780,952        9,526,842
a Sierra Pacific Resources ....................   United States    3,472,473       49,795,263
  The Southern Co. ............................   United States    2,500,000       86,150,000
  TXU Corp. ...................................   United States      500,000       31,260,000
  United Utilities PLC ........................   United Kingdom   4,000,000       52,840,534
  Westar Energy Inc. ..........................   United States      900,000       21,159,000
  Wisconsin Energy Corp. ......................   United States    1,000,000       43,140,000
  Xcel Energy Inc. ............................   United States    2,082,200       42,997,430
                                                                               ---------------
                                                                                2,060,757,959
                                                                               ---------------
  GAS DISTRIBUTORS 8.8%
  AGL Resources Inc. ..........................   United States    1,300,000       47,450,000
  Atmos Energy Corp. ..........................   United States    1,000,000       28,550,000
  Gaz de France ...............................       France         544,033       21,664,198
  KeySpan Corp. ...............................   United States      326,600       13,436,324

                                                             Annual Report | 105

Franklin Custodian Funds, Inc.

----------------------------------------------------------------------------------------------------------------------
  FRANKLIN UTILITIES FUND                                                    COUNTRY        SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  GAS DISTRIBUTORS (CONTINUED)
  NiSource Inc. .......................................................   United States     2,000,000   $   43,480,000
  Sempra Energy .......................................................   United States     1,000,000       50,250,000
  Vectren Corp. .......................................................   United States       800,000       21,480,000
                                                                                                        --------------
                                                                                                           226,310,522
                                                                                                        --------------
  OIL, GAS & CONSUMABLE FUELS 1.8%
  Kinder Morgan Inc. ..................................................   United States       200,000       20,970,000
  The Williams Cos. Inc. ..............................................   United States     1,100,000       26,257,000
                                                                                                        --------------
                                                                                                            47,227,000
                                                                                                        --------------
  TOTAL COMMON STOCKS (COST $1,648,984,689) ...........................                                  2,424,435,481
                                                                                                        --------------
  CONVERTIBLE PREFERRED STOCKS 1.3%
  ELECTRIC UTILITIES 1.3%
  CMS Energy Trust I, 7.75%, cvt. pfd .................................   United States       260,000       12,811,214
  PNM Resources Inc., 6.75%, cvt. pfd .................................   United States       400,000       20,100,000
                                                                                                        --------------
  TOTAL CONVERTIBLE PREFERRED STOCKS (COST $33,440,519) ...............                                     32,911,214
                                                                                                        --------------


                                                                          -------------
                                                                           PRINCIPAL
                                                                            AMOUNT c
                                                                          -------------
  CORPORATE BONDS 4.4%
  ELECTRIC UTILITIES 4.4%
  Aquila Inc., senior note,
     9.95%, 2/01/11 ...................................................   United States   $ 6,000,000        6,611,142
     8.27%, 11/15/21 ..................................................   United States     6,100,000        6,344,000
  CMS Energy Corp., senior note, 9.875%, 10/15/07 .....................   United States     8,500,000        8,871,875
  MidAmerican Energy Holdings Co., senior note, 8.48%, 9/15/28 ........   United States    25,000,000       31,888,350
  Northeast Generation Co., senior note, 8.812%, 10/15/26 .............   United States     7,500,000        7,720,837
  PP&L Capital Funding, 8.375%, 6/15/07 ...............................   United States    15,000,000       15,295,245
  TXU Corp., senior note, 6.55%, 11/15/34 .............................   United States    40,000,000       37,874,960
                                                                                                        --------------
  TOTAL CORPORATE BONDS (COST $107,970,682) ...........................                                    114,606,409
                                                                                                        --------------
  TOTAL LONG TERM INVESTMENTS (COST $1,790,395,890) ...................                                  2,571,953,104
                                                                                                        --------------


                                                                          -------------
                                                                             SHARES
                                                                          -------------
  SHORT TERM INVESTMENT (COST $5,327,376) 0.2%
  MONEY MARKET FUND 0.2%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95%    United States     5,327,376        5,327,376
                                                                                                        --------------
  TOTAL INVESTMENTS (COST $1,795,723,266) 99.8% .......................                                  2,577,280,480
  OTHER ASSETS, LESS LIABILITIES 0.2% .................................                                      5,560,782
                                                                                                        --------------
  NET ASSETS 100.0% ...................................................                                 $2,582,841,262
                                                                                                        ==============

See Selected Portfolio Abbreviations on page 107.

a     Non-income producing for the twelve months ended September 30, 2006.

b See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

c     The principal amount is stated in U.S. dollars unless otherwise indicated.


106 | The accompanying notes are an integral part of these financial statements.
    | Annual Report

Franklin Custodian Funds, Inc.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006

SELECTED PORTFOLIO ABBREVIATIONS

ADR     - American Depository Receipt
FHLMC   - Federal Home Loan Mortgage Corp.
FNMA    - Federal National Mortgage Association
FRN     - Floating Rate Note
GNMA    - Government National Mortgage Association
GP      - Graduated Payment
MTN     - Medium Term Note
SF      - Single Family


                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 107

Franklin Custodian Funds, Inc.

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2006

                                                                   --------------------------------------------------------
                                                                       FRANKLIN            FRANKLIN            FRANKLIN
                                                                    DYNATECH FUND        GROWTH FUND         INCOME FUND
                                                                   --------------------------------------------------------
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ..................................   $    417,723,494    $    904,689,198    $ 40,625,655,897
  Cost - Non-controlled affiliated issuers (Note 10) ...........                 --                  --       1,823,937,859
  Cost - Sweep Money Fund (Note 7) .............................          4,719,412          20,082,694         165,725,024
  Cost - Repurchase agreements .................................                 --                  --         231,940,914
                                                                   --------------------------------------------------------
  Total cost of investments ....................................   $    422,442,906    $    924,771,892    $ 42,847,259,694
                                                                   ========================================================
  Value - Unaffiliated issuers .................................   $    677,070,200    $  2,386,506,164    $ 43,437,051,755
  Value - Non-controlled affiliated issuers (Note 10) ..........                 --                  --       2,710,891,672
  Value - Sweep Money Fund (Note 7) ............................          4,719,412          20,082,694         165,725,024
  Value - Repurchase agreements ................................                 --                  --         231,940,914
                                                                   --------------------------------------------------------
  Total value of investments ...................................        681,789,612       2,406,588,858      46,545,609,365
 Cash ..........................................................                 --                  --                 890
 Receivables:
  Investment securities sold ...................................                 --             594,482             657,450
  Capital shares sold ..........................................            520,413           2,792,079         191,287,879
  Dividends and interest .......................................            206,974           1,512,720         458,382,246
                                                                   --------------------------------------------------------
        Total assets ...........................................        682,516,999       2,411,488,139      47,195,937,830
                                                                   --------------------------------------------------------
Liabilities:
 Payables:
  Investment securities purchased ..............................            600,000                  --         106,793,309
  Capital shares redeemed ......................................          2,573,338           4,091,859          69,383,230
  Affiliates ...................................................            725,779           2,373,239          40,089,179
  Deferred sales proceeds (Note 11) ............................                 --                  --          20,940,385
 Accrued expenses and other liabilities ........................            198,445             430,383           5,436,163
                                                                   --------------------------------------------------------
        Total liabilities ......................................          4,097,562           6,895,481         242,642,266
                                                                   --------------------------------------------------------
          Net assets, at value .................................   $    678,419,437    $  2,404,592,658    $ 46,953,295,564
                                                                   ========================================================
Net assets consist of:

 Paid-in capital ...............................................   $    475,198,630    $  1,036,919,160    $ 42,678,257,176
 Undistributed net investment income (distributions in excess of
  net investment income) .......................................                 --           3,691,950         (48,475,302)
 Net unrealized appreciation (depreciation) ....................        259,346,706       1,481,816,966       3,698,349,671
 Accumulated net realized gain (loss) ..........................        (56,125,899)       (117,835,418)        625,164,019
                                                                   --------------------------------------------------------
          Net assets, at value .................................   $    678,419,437    $  2,404,592,658    $ 46,953,295,564
                                                                   ========================================================


108 | The accompanying notes are an integral part of these financial statements.
    | Annual Report

Franklin Custodian Funds, Inc.

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
September 30, 2006

                                                                         ------------------------------------------------
                                                                            FRANKLIN        FRANKLIN          FRANKLIN
                                                                         DYNATECH FUND     GROWTH FUND       INCOME FUND
                                                                         ------------------------------------------------
 CLASS A:
  Net assets, at value ................................................   $590,632,982   $1,695,802,411   $26,641,398,160
                                                                         ================================================
  Shares outstanding ..................................................     22,888,859       43,370,162    10,363,193,013
                                                                         ================================================
  Net asset value per share a .........................................   $      25.80   $        39.10   $          2.57
                                                                         ================================================
  Maximum offering price per share (net asset value per share / 94.25%,
   94.25% and 95.75%, respectively) ...................................   $      27.37   $        41.49   $          2.68
                                                                         ================================================
 CLASS B:
  Net assets, at value ................................................   $ 18,717,799   $  122,871,429   $ 3,743,374,468
                                                                         ================================================
  Shares outstanding ..................................................        756,135        3,263,788     1,461,427,024
                                                                         ================================================
  Net asset value and maximum offering price per share a ..............   $      24.75   $        37.65   $          2.56
                                                                         ================================================
 CLASS B1:
  Net assets, at value ................................................             --               --   $   459,302,056
                                                                         ================================================
  Shares outstanding ..................................................             --               --       178,607,444
                                                                         ================================================
  Net asset value and maximum offering price per share a ..............             --               --   $          2.57
                                                                         ================================================
 CLASS C:
  Net assets, at value ................................................   $ 69,068,656   $  273,511,690   $12,138,969,290
                                                                         ================================================
  Shares outstanding ..................................................      2,819,209        7,328,598     4,694,167,183
                                                                         ================================================
  Net asset value and maximum offering price per share a ..............   $      24.50   $        37.32   $          2.59
                                                                         ================================================
 CLASS R:
  Net assets, at value ................................................             --   $   37,803,704   $   183,609,076
                                                                         ================================================
  Shares outstanding ..................................................             --          974,340        72,082,679
                                                                         ================================================
  Net asset value and maximum offering price per share a ..............             --   $        38.80   $          2.55
                                                                         ================================================
 ADVISOR CLASS:
  Net assets, at value ................................................             --   $  274,603,424   $ 3,786,642,514
                                                                         ================================================
  Shares outstanding ..................................................             --        7,010,272     1,479,710,390
                                                                         ================================================
  Net asset value and maximum offering price per share a ..............             --   $        39.17   $          2.56
                                                                         ================================================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 109

Franklin Custodian Funds, Inc.

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
September 30, 2006

                                                                         ----------------------------------
                                                                            FRANKLIN
                                                                         U.S. GOVERNMENT       FRANKLIN
                                                                         SECURITIES FUND    UTILITIES FUND
                                                                         ---------------------------------
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ........................................    $6,542,261,994    $1,790,395,890
  Cost - Sweep Money Fund (Note 7) ...................................       165,722,265         5,327,376
  Cost - Repurchase agreements .......................................        34,460,000                --
                                                                          --------------------------------
  Total cost of investments ..........................................    $6,742,444,259    $1,795,723,266
                                                                          ================================
  Value - Unaffiliated issuers .......................................    $6,472,931,426    $2,571,953,104
  Value - Sweep Money Fund (Note 7) ..................................       165,722,265         5,327,376
  Value - Repurchase agreements ......................................        34,460,000                --
                                                                          --------------------------------
  Total value of investments .........................................     6,673,113,691     2,577,280,480
 Receivables:
  Investment securities sold .........................................                --         5,020,446
  Capital shares sold ................................................         4,721,546         1,870,632
  Dividends and interest .............................................        29,603,916         6,164,048
                                                                          --------------------------------
        Total assets .................................................     6,707,439,153     2,590,335,606
                                                                          --------------------------------
Liabilities:
 Payables:
  Investment securities purchased ....................................       123,460,993                --
  Capital shares redeemed ............................................        14,986,435         4,958,292
  Affiliates .........................................................         4,801,182         2,091,764
 Accrued expenses and other liabilities ..............................         1,462,212           444,288
                                                                          --------------------------------
        Total liabilities ............................................       144,710,822         7,494,344
                                                                          --------------------------------
          Net assets, at value .......................................    $6,562,728,331    $2,582,841,262
                                                                          ================================
Net assets consist of:
 Paid-in capital .....................................................    $7,029,692,037    $1,724,048,885
 Undistributed net investment income .................................        11,480,909        10,368,034
 Net unrealized appreciation (depreciation) ..........................       (69,330,568)      781,557,214
 Accumulated net realized gain (loss) ................................      (409,114,047)       66,867,129
                                                                          --------------------------------
          Net assets, at value .......................................    $6,562,728,331    $2,582,841,262
                                                                          ================================
CLASS A:
 Net assets, at value ................................................    $5,291,116,657    $1,926,731,549
                                                                          ================================
 Shares outstanding ..................................................       822,760,091       149,477,642
                                                                          ================================
 Net asset value per share a .........................................    $         6.43    $        12.89
                                                                          ================================
 Maximum offering price per share (net asset value per share / 95.75%)    $         6.72    $        13.46
                                                                          ================================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


110 | The accompanying notes are an integral part of these financial statements.
    | Annual Report

Franklin Custodian Funds, Inc.

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
September 30, 2006

                                                          ---------------------------------
                                                             FRANKLIN
                                                          U.S. GOVERNMENT       FRANKLIN
                                                          SECURITIES FUND    UTILITIES FUND
                                                          ---------------------------------
CLASS B:
 Net assets, at value .................................      $388,806,605      $133,823,854
                                                          =================================
 Shares outstanding ...................................        60,543,242        10,391,516
                                                          =================================
 Net asset value and maximum offering price per share a      $       6.42      $      12.88
                                                          =================================
CLASS C:
 Net assets, at value .................................      $424,462,410      $391,508,607
                                                          =================================
 Shares outstanding ...................................        66,306,863        30,461,416
                                                          =================================
 Net asset value and maximum offering price per share a      $       6.40      $      12.85
                                                          =================================
CLASS R:
 Net assets, at value .................................       $71,103,697       $27,735,777
                                                          =================================
 Shares outstanding ...................................        11,063,853         2,156,364
                                                          =================================
 Net asset value and maximum offering price per share a       $      6.43       $     12.86
                                                          =================================
ADVISOR CLASS:
 Net assets, at value .................................      $387,238,962      $103,041,475
                                                          =================================
 Shares outstanding ...................................        60,082,925         7,959,343
                                                          =================================
 Net asset value and maximum offering price per share a      $       6.45      $      12.95
                                                          =================================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 111

Franklin Custodian Funds, Inc.

STATEMENTS OF OPERATIONS
for the year ended September 30, 2006

                                                                       -------------------------------------------------
                                                                         FRANKLIN         FRANKLIN          FRANKLIN
                                                                       DYNATECH FUND     GROWTH FUND       INCOME FUND
                                                                       -------------------------------------------------
Investment income:
 Dividends:
  Unaffiliated issuers .............................................   $   4,845,900   $  27,604,449    $   835,905,726
  Non-controlled affiliated issuers (Note 10) ......................              --              --         77,276,184
  Sweep Money Fund (Note 7) ........................................         290,807       1,347,534          7,463,149
 Interest:
  Unaffiliated issuers .............................................              --              --      1,664,224,522
  Non-controlled affiliated issuers (Note 10) ......................              --              --         14,190,750
 Income from securities loaned - net ...............................         399,477              --                 --
 Other income (Note 13) ............................................          32,970          70,883            966,502
                                                                       -------------------------------------------------
        Total investment income ....................................       5,569,154      29,022,866      2,600,026,833
                                                                       -------------------------------------------------
Expenses:
 Management fees (Note 3a) .........................................       3,488,806      10,676,078        164,786,276
 Distribution fees: (Note 3c)
  Class A ..........................................................       1,576,807       4,023,953         35,542,454
  Class B ..........................................................         200,950       1,244,622         37,113,496
  Class B1 .........................................................              --              --          2,999,117
  Class C ..........................................................         738,631       2,728,200         69,221,252
  Class R ..........................................................              --         179,624            745,673
 Transfer agent fees (Note 3e) .....................................       1,458,706       4,342,709         30,818,017
 Custodian fees (Note 4) ...........................................          18,963          47,999            869,166
 Reports to shareholders ...........................................         120,886         279,182          3,630,787
 Registration and filing fees ......................................          63,392         149,069          2,021,251
 Professional fees (Note 3g) .......................................          36,101          66,345            318,662
 Directors' fees and expenses ......................................           3,397          10,527            182,669
 Other .............................................................          12,681          40,156          1,006,179
                                                                       -------------------------------------------------
        Total expenses .............................................       7,719,320      23,788,464        349,254,999
        Expense reductions (Note 4) ................................             (30)           (661)          (233,075)
        Expenses waived/paid by affiliates (Note 3f) ...............              --              --           (123,828)
                                                                       -------------------------------------------------
          Net expenses .............................................       7,719,290      23,787,803        348,898,096
                                                                       -------------------------------------------------
           Net investment income (loss) ............................      (2,150,136)      5,235,063      2,251,128,737
                                                                       -------------------------------------------------
Realized and unrealized gains (losses)
 Net realized gain (loss) from:
  Investments
    Unaffiliated Issuers ...........................................      37,234,265      94,184,639        633,469,369
    Non-controlled affiliated issuers (Note 10) ....................              --              --         75,114,093
  Foreign currency transactions ....................................            (142)        (14,711)           (79,265)
                                                                       -------------------------------------------------
           Net realized gain (loss) ................................      37,234,123      94,169,928        708,504,197
                                                                       -------------------------------------------------
 Net change in unrealized appreciation (depreciation) on investments     (13,111,219)    169,320,275      1,064,942,294
                                                                       -------------------------------------------------
Net realized and unrealized gain (loss) ............................      24,122,904     263,490,203      1,773,446,491
                                                                       -------------------------------------------------
Net increase (decrease) in net assets resulting from operations ....   $  21,972,768   $ 268,725,266    $ 4,024,575,228
                                                                       =================================================


112 | The accompanying notes are an integral part of these financial statements.
    | Annual Report

Franklin Custodian Funds, Inc.

STATEMENTS OF OPERATIONS (CONTINUED)
for the year ended September 30, 2006

                                                                         ----------------------------------
                                                                            FRANKLIN
                                                                         U.S. GOVERNMENT       FRANKLIN
                                                                         SECURITIES FUND     UTILITIES FUND
                                                                         ----------------------------------
Investment income:
 Dividends:
  Unaffiliated issuers .............................................      $          --       $  98,624,439
  Sweep Money Fund (Note 7) ........................................          7,317,791             449,603
 Interest ..........................................................        360,046,038           8,583,582
 Income from securities loaned - net ...............................                 --               8,430
 Other income (Note 13) ............................................                 --              52,619
                                                                          ---------------------------------
        Total investment income ....................................        367,363,829         107,718,673
                                                                          ---------------------------------
Expenses:
 Management fees (Note 3a) .........................................         30,413,885          11,524,045
 Distribution fees: (Note 3c)
  Class A ..........................................................          7,067,091           2,771,437
  Class B ..........................................................          2,782,016             894,912
  Class C ..........................................................          2,946,048           2,475,762
  Class R ..........................................................            334,169              90,403
 Transfer agent fees (Note 3e) .....................................          8,619,714           3,094,345
 Custodian fees (Note 4) ...........................................            131,458              89,713
 Reports to shareholders ...........................................            692,437             275,722
 Registration and filing fees ......................................            197,093             131,137
 Professional fees (Note 3g) .......................................             96,244              66,675
 Directors' fees and expenses ......................................             32,608              11,925
 Other .............................................................            343,568              97,746
                                                                          ---------------------------------
        Total expenses .............................................         53,656,331          21,523,822
        Expense reductions (Note 4) ................................            (11,326)             (5,333)
                                                                          ---------------------------------
          Net expenses .............................................         53,645,005          21,518,489
                                                                          ---------------------------------
           Net investment income ...................................        313,718,824          86,200,184
                                                                          ---------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ......................................................         (1,705,377)         79,107,847
  Foreign currency transactions ....................................                 --             361,230
                                                                          ---------------------------------
           Net realized gain (loss) ................................         (1,705,377)         79,469,077
                                                                          ---------------------------------
 Net change in unrealized appreciation (depreciation) on investments        (93,987,541)        (14,294,348)
                                                                          ---------------------------------
Net realized and unrealized gain (loss) ............................        (95,692,918)         65,174,729
                                                                          ---------------------------------
Net increase (decrease) in net assets resulting from operations ....      $ 218,025,906       $ 151,374,913
                                                                          =================================


                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 113

Franklin Custodian Funds, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

                                                     -----------------------------------------------------------------------
                                                         FRANKLIN DYNATECH FUND                 FRANKLIN GROWTH FUND
                                                     -----------------------------------------------------------------------
                                                        YEAR ENDED SEPTEMBER 30,               YEAR ENDED SEPTEMBER 30,
                                                         2006              2005                2006                2005
                                                     -----------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ..................    $  (2,150,136)    $    (860,145)    $     5,235,063     $     6,147,997
  Net realized gain (loss) from investments and
    foreign currency transactions ...............       37,234,123          (905,096)         94,169,928          33,738,259
  Net change in unrealized appreciation
    (depreciation) on investments ...............      (13,111,21)        93,542,036         169,320,275         244,117,335
                                                     -----------------------------------------------------------------------
  Net increase (decrease) in net assets resulting
    from operations .............................       21,972,768        91,776,795         268,725,266         284,003,591
                                                     -----------------------------------------------------------------------
 Distributions to shareholders from:
  Net investment income:
    Class A .....................................               --                --          (2,878,816)         (3,882,872)
    Class R .....................................               --                --              (1,109)            (10,415)
    Advisor Class ...............................               --                --            (964,032)           (732,270)
                                                     -----------------------------------------------------------------------
 Total distributions to shareholders ............               --                --          (3,843,957)         (4,625,557)
                                                     -----------------------------------------------------------------------
 Capital share transactions: (Note 2)
    Class A .....................................      (58,206,95)       (91,991,179)        (61,066,872)       (168,604,093)
    Class B .....................................       (1,156,433)       (1,613,902)        (14,734,540)        (13,722,938)
    Class C .....................................       (6,007,946)      (10,942,390)        (27,044,966)        (33,781,675)
    Class R .....................................               --                --           6,380,501           4,768,742
    Advisor Class ...............................               --                --          24,459,918          66,279,985
                                                     -----------------------------------------------------------------------
 Total capital share transactions ...............      (65,371,33)      (104,547,471)        (72,005,959)       (145,059,979)
                                                     -----------------------------------------------------------------------
 Redemption fees ................................            2,037             1,039               8,229              11,358
                                                     -----------------------------------------------------------------------
      Net increase (decrease) in net assets .....      (43,396,53)       (12,769,637)        192,883,579         134,329,413
Net assets:
 Beginning of year ..............................      721,815,967       734,585,604       2,211,709,079       2,077,379,666
                                                     -----------------------------------------------------------------------
 End of year ....................................    $ 678,419,437     $ 721,815,967     $ 2,404,592,658     $ 2,211,709,079
                                                     =======================================================================
Undistributed net investment income included in
 net assets:
  End of year ...................................    $          --     $          --     $     3,691,950     $     2,307,104
                                                     -----------------------------------------------------------------------


114 | The accompanying notes are an integral part of these financial statements.
    | Annual Report

Franklin Custodian Funds, Inc.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                              ------------------------------------------------------------------------------
                                                                                                       FRANKLIN
                                                        FRANKLIN INCOME FUND                U.S. GOVERNMENT SECURITIES FUND
                                              ------------------------------------------------------------------------------
                                                      YEAR ENDED SEPTEMBER 30,                  YEAR ENDED SEPTEMBER 30,
                                                     2006                 2005                2006                2005
                                              ------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...................    $  2,251,128,737     $  1,736,884,708     $   313,718,824     $   320,563,601
  Net realized gain (loss) from investments
    and foreign currency transactions .....         708,504,197          408,724,204          (1,705,377)          3,270,275
  Net change in unrealized appreciation
    (depreciation) on investments and
    translation of assets and liabilities
    denominated in foreign currencies .....       1,064,942,294          893,534,036         (93,987,541)       (126,557,362)
                                              ------------------------------------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations .............       4,024,575,228        3,039,142,948         218,025,906         197,276,514
                                              ------------------------------------------------------------------------------
 Distributions to shareholders from:
  Net investment income:
    Class A ...............................      (1,378,791,711)      (1,104,437,012)       (270,849,710)       (302,745,166)
    Class B ...............................        (189,035,634)        (206,484,397)        (18,899,716)        (23,185,787)
    Class B1 ..............................         (25,054,794)         (28,826,258)                 --                  --
    Class C ...............................        (571,320,771)        (461,493,148)        (20,148,370)        (24,272,966)
    Class R ...............................          (8,167,468)          (5,706,119)         (2,989,468)         (2,810,550)
    Advisor Class .........................        (175,243,446)         (95,145,372)        (18,476,100)        (15,327,999)
  Net realized gains:
    Class A ...............................        (140,038,105)         (84,143,096)                 --                  --
    Class B ...............................         (23,629,261)         (19,751,225)                 --                  --
    Class B1 ..............................          (2,953,524)          (2,705,174)                 --                  --
    Class C ...............................         (63,765,145)         (37,975,944)                 --                  --
    Class R ...............................            (827,485)            (432,526)                 --                  --
    Advisor Class .........................         (15,806,072)          (5,808,100)                 --                  --
                                              ------------------------------------------------------------------------------
 Total distributions to shareholders ......      (2,594,633,416)      (2,052,908,371)       (331,363,364)       (368,342,468)
                                              ------------------------------------------------------------------------------
 Capital share transactions: (Note 2)
    Class A ...............................       3,892,312,218        6,640,381,449        (518,339,020)       (380,358,442)
    Class B ...............................        (281,240,958)         317,307,812         (82,378,909)        (77,684,862)
    Class B1 ..............................         (46,251,019)         (34,777,479)                 --                  --
    Class C ...............................       1,657,633,123        3,242,801,825         (76,075,166)        (76,479,175)
    Class R ...............................          55,454,673           46,237,588           6,209,239           7,779,886
    Advisor Class .........................       1,379,240,071        1,334,835,525          57,275,425           1,208,804
                                              ------------------------------------------------------------------------------
 Total capital share transactions .........       6,657,148,108       11,546,786,720        (613,308,431)       (525,533,789)
                                              ------------------------------------------------------------------------------
 Redemption fees ..........................             265,535              173,429             125,755              31,088
                                              ------------------------------------------------------------------------------
    Net increase (decrease) in
      net assets ..........................       8,087,355,455       12,533,194,726        (726,520,134)       (696,568,655)
Net assets:
 Beginning of year ........................      38,865,940,109       26,332,745,383       7,289,248,465       7,985,817,120
                                              ------------------------------------------------------------------------------
 End of year ..............................    $ 46,953,295,564     $ 38,865,940,109     $ 6,562,728,331     $ 7,289,248,465
                                              ==============================================================================
Undistributed net investment income
 (distributions in excess of net investment
 income) included in net assets:
  End of year .............................    $    (48,475,302)    $    145,660,727     $    11,480,909     $       949,733
                                              ==============================================================================

                                                             Annual Report |
The accompanying notes are an integral part of these financial statements. | 115

Franklin Custodian Funds, Inc.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                  -----------------------------------
                                                                                        FRANKLIN UTILITIES FUND
                                                                                  -----------------------------------
                                                                                        YEAR ENDED SEPTEMBER 30,
                                                                                       2006                2005
                                                                                  -----------------------------------
Increase (decrease) in net assets:
 Operations:
   Net investment income .....................................................    $    86,200,184     $    87,329,712
   Net realized gain (loss) from investments and foreign currency transactions         79,469,077          86,597,164
   Net change in unrealized appreciation (depreciation) on investments .......        (14,294,348)        395,798,703
                                                                                  -----------------------------------
      Net increase (decrease) in net assets resulting from operations ........        151,374,913         569,725,579
                                                                                  -----------------------------------
 Distributions to shareholders from:
  Net investment income:
    Class A ..................................................................        (63,192,877)        (65,898,832)
    Class B ..................................................................         (3,961,723)         (4,861,315)
    Class C ..................................................................        (11,209,132)        (12,160,417)
    Class R ..................................................................           (562,410)           (210,458)
    Advisor Class ............................................................         (3,148,388)         (3,309,596)
  Net realized gains:
    Class A ..................................................................        (14,345,312)                 --
    Class B ..................................................................         (1,090,928)                 --
    Class C ..................................................................         (3,070,998)                 --
    Class R ..................................................................           (117,357)                 --
    Advisor Class ............................................................           (696,993)                 --
                                                                                  -----------------------------------
 Total distributions to shareholders .........................................       (101,396,118)        (86,440,618)
                                                                                  -----------------------------------
 Capital share transactions: (Note 2)
    Class A ..................................................................        (98,910,206)        175,567,341
    Class B ..................................................................        (22,687,061)         (3,086,774)
    Class C ..................................................................        (50,418,336)         76,710,176
    Class R ..................................................................         12,337,719          11,865,292
    Advisor Class ............................................................         (8,392,780)         41,716,286
                                                                                  -----------------------------------
 Total capital share transactions ............................................       (168,070,664)        302,772,321
                                                                                  -----------------------------------
 Redemption fees .............................................................             10,894               4,687
                                                                                  -----------------------------------
      Net increase (decrease) in net assets ..................................       (118,080,975)        786,061,969
Net assets:
 Beginning of year ...........................................................      2,700,922,237       1,914,860,268
                                                                                  -----------------------------------
 End of year .................................................................    $ 2,582,841,262     $ 2,700,922,237
                                                                                  ===================================
Undistributed net investment income included in net assets:
 End of year .................................................................    $    10,368,034     $     6,871,929
                                                                                  ===================================


116 | The accompanying notes are an integral part of these financial statements.
    | Annual Report

Franklin Custodian Funds, Inc.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Custodian Funds, Inc. (the Custodian Funds) is registered under the Investment Company Act of 1940 (1940 Act) as a diversified, open-end investment company, consisting of five funds (the Funds). The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

--------------------------------------------------------------------------------------------------------------------------
CLASS A, CLASS B                  CLASS A, CLASS B, CLASS C,                           CLASS A, CLASS B, CLASS B1,
& CLASS C                         CLASS R & ADVISOR CLASS                              CLASS C, CLASS R & ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------------------
Franklin DynaTech Fund            Franklin Growth Fund                                 Franklin Income Fund
                                  Franklin U.S. Government Securities Fund
                                  Franklin Utilities Fund

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities, government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The funds may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions to assist in determining a current market value for each security. The fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of


                                                             Annual Report | 117

Franklin Custodian Funds, Inc.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Custodian Funds' Board of Directors.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Funds' Board of Directors.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements. Repurchase agreements are accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying


118 | Annual Report

Franklin Custodian Funds, Inc.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. REPURCHASE AGREEMENTS (CONTINUED)

securities marked to market daily to maintain coverage of at least 100%. The Funds may also enter into joint repurchase agreements whereby their uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. Repurchase agreements are valued at cost. At September 30, 2006, all repurchase agreements held by the funds had been entered into on September 29, 2006.

D. SECURITIES PURCHASED ON A WHEN-ISSUED, DELAYED DELIVERY, OR TBA BASIS

The Funds may purchase securities on a when-issued, delayed delivery, or to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

E. FOREIGN CURRENCY CONTRACTS

When the Funds purchase or sell foreign securities they may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statements of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statements of Assets and Liabilities.

F. SECURITIES LENDING

Certain funds may loan securities to certain brokers through a securities lending agent for which they receive cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. The collateral is invested in short-term instruments as noted in the Statement of Investments. The fund receives interest income from the investment of cash collateral, adjusted by lender fees and broker rebates. The fund bears the risk of loss with respect to the investment of the collateral and the securities loaned. The securities lending agent has agreed to indemnify the fund in the case of default of any securities borrower. At September 30, 2006, the funds had no securities on loan.


                                                             Annual Report | 119

Franklin Custodian Funds, Inc.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. INCOME TAXES

No provision has been made for U.S. income taxes because each fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

H. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the funds are notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Custodian Funds are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Custodian Funds. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in class-level expenses may result in payment of different per share distributions by class.

I. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

J. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the funds and accounted for as an addition to paid-in capital.


120 | Annual Report

Franklin Custodian Funds, Inc.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

K. GUARANTEES AND INDEMNIFICATIONS

Under the Custodian Funds' organizational documents, their officers and directors are indemnified by the Custodian Funds against certain liabilities arising out of the performance of their duties to the Custodian Funds. Additionally, in the normal course of business, the Custodian Funds enter into contracts with service providers that contain general indemnification clauses. The Custodian Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Custodian Funds that have not yet occurred. However, based on experience, the Custodian Funds expect the risk of loss to be remote.

2. CAPITAL STOCK

At September 30, 2006, there were 44.2 billion shares of Custodian Funds authorized ($0.01 par value) and allocated to the Funds as follows (in millions):

     ------------------------------------------------------------------------------------------------
                                                                  FRANKLIN
        FRANKLIN          FRANKLIN          FRANKLIN           U.S. GOVERNMENT         FRANKLIN
     DYNATECH FUND       GROWTH FUND       INCOME FUND         SECURITIES FUND      UTILITIES FUND
     ------------------------------------------------------------------------------------------------
         1,000              3,250            28,400                 8,000                3,550

Transactions in the Funds' shares were as follows:

                                  --------------------------------------------------------------
                                     FRANKLIN DYNATECH FUND              FRANKLIN GROWTH FUND
                                  --------------------------------------------------------------
                                    SHARES            AMOUNT          SHARES            AMOUNT
                                  --------------------------------------------------------------
CLASS A SHARES:
Year ended September 30, 2006
 Shares sold .................     7,549,106     $ 196,574,987       5,839,020     $ 216,936,848
 Shares issued in reinvestment
  of distributions ...........            --                --          72,200         2,651,898
 Shares redeemed .............    (9,824,846)     (254,781,943)     (7,553,843)     (280,655,618)
                                  --------------------------------------------------------------
 Net increase (decrease) .....    (2,275,740)    $ (58,206,956)     (1,642,623)    $ (61,066,872)
                                  ==============================================================
Year ended September 30, 2005
 Shares sold .................     5,939,499     $ 140,943,371       4,972,706     $ 165,487,177
 Shares issued in reinvestment
  of distributions ...........            --                --         106,686         3,548,371
 Shares redeemed .............    (9,857,258)     (232,934,550)    (10,153,867)     (337,639,641)
                                  --------------------------------------------------------------
 Net increase (decrease) .....    (3,917,759)    $ (91,991,179)     (5,074,475)    $(168,604,093)
                                  ==============================================================
CLASS B SHARES:
Year ended September 30, 2006
 Shares sold .................       130,112     $   3,277,620         131,693     $   4,727,781
 Shares redeemed .............      (181,335)       (4,434,053)       (542,288)      (19,462,321)
                                  --------------------------------------------------------------
 Net increase (decrease) .....       (51,223)    $  (1,156,433)       (410,595)    $ (14,734,540)
                                  ==============================================================
Year ended September 30, 2005
 Shares sold .................       133,963     $   3,049,030         242,741     $   7,743,683
 Shares redeemed .............      (204,804)       (4,662,932)       (666,084)      (21,466,621)
                                  --------------------------------------------------------------
 Net increase (decrease) .....       (70,841)    $  (1,613,902)       (423,343)    $ (13,722,938)
                                  ==============================================================


                                                             Annual Report | 121

Franklin Custodian Funds, Inc.

2. CAPITAL STOCK (CONTINUED)

                                                       ----------------------------------------------------------
                                                         FRANKLIN DYNATECH FUND         FRANKLIN GROWTH FUND
                                                       ----------------------------------------------------------
                                                        SHARES           AMOUNT         SHARES           AMOUNT
                                                       ----------------------------------------------------------
CLASS C SHARES:
Year ended September 30, 2006
 Shares sold ......................................       544,669     $ 13,596,186        805,722     $ 28,644,387
 Shares redeemed ..................................      (804,572)     (19,604,132)    (1,568,706)     (55,689,353)
                                                       -----------------------------------------------------------
 Net increase (decrease) ..........................      (259,903)    $ (6,007,946)      (762,984)    $(27,044,966)
                                                       ===========================================================
Year ended September 30, 2005
 Shares sold ......................................       482,114     $ 10,909,830        886,979     $ 28,487,942
 Shares redeemed ..................................      (969,317)     (21,852,220)    (1,948,771)     (62,269,617)
                                                       -----------------------------------------------------------
 Net increase (decrease) ..........................      (487,203)    $(10,942,390)    (1,061,792)    $(33,781,675)
                                                       ===========================================================
CLASS R SHARES:
Year ended September 30, 2006
 Shares sold ......................................                                       761,379     $ 28,236,014
 Shares issued in reinvestment
  of distributions ................................                                            30            1,108
 Shares redeemed ..................................                                      (591,370)     (21,856,621)
                                                                                       ---------------------------
 Net increase (decrease) ..........................                                       170,039     $  6,380,501
                                                                                       ===========================
Year ended September 30, 2005
 Shares sold ......................................                                       301,713     $  9,964,493
 Shares issued in reinvestment
  of distributions ................................                                           313           10,387
 Shares redeemed ..................................                                      (157,760)      (5,206,138)
                                                                                       ---------------------------
 Net increase (decrease) ..........................                                       144,266     $  4,768,742
                                                                                       ===========================
ADVISOR CLASS SHARES:
Year ended September 30, 2006
 Shares sold ......................................                                     1,865,004     $ 68,842,317
 Shares issued in reinvestment
  of distributions ................................                                        23,979          880,512
 Shares redeemed ..................................                                    (1,234,780)     (45,262,911)
                                                                                       ---------------------------
 Net increase (decrease) ..........................                                       654,203     $ 24,459,918
                                                                                       ===========================
Year ended September 30, 2005
 Shares sold ......................................                                     2,738,052     $ 91,354,618
 Shares issued in reinvestment
  of distributions ................................                                        21,696          721,407
 Shares redeemed ..................................                                      (756,109)     (25,796,040)
                                                                                       ---------------------------
 Net increase (decrease) ..........................                                     2,003,639     $ 66,279,985
                                                                                       ===========================

122 | Annual Report

Franklin Custodian Funds, Inc.

2. CAPITAL STOCK (CONTINUED)

                                                   -----------------------------------------------------------------------
                                                                                            FRANKLIN U.S. GOVERNMENT
                                                         FRANKLIN INCOME FUND                    SECURITIES FUND
                                                   -----------------------------------------------------------------------
                                                      SHARES               AMOUNT           SHARES              AMOUNT
                                                   -----------------------------------------------------------------------
CLASS A SHARES:
Year ended September 30, 2006
 Shares sold ..................................     2,696,366,641     $ 6,638,171,639       74,108,689     $   475,165,349
 Shares issued in reinvestment
  of distributions ............................       419,071,279       1,027,948,938       27,302,160         174,712,964
 Shares redeemed ..............................    (1,536,463,921)     (3,773,808,359)    (182,139,799)     (1,168,217,333)
                                                   -----------------------------------------------------------------------
 Net increase (decrease) ......................     1,578,973,999     $ 3,892,312,218      (80,728,950)    $  (518,339,020)
                                                   =======================================================================
Year ended September 30, 2005
 Shares sold ..................................     3,233,548,786     $ 7,991,126,134       80,655,804     $   532,927,988
 Shares issued on merger (Note 12) ............        22,580,678          57,129,115               --                  --
 Shares issued in reinvestment
  of distributions ............................       310,204,492         763,747,314       29,003,758         191,550,552
 Shares redeemed ..............................      (879,645,185)     (2,171,621,114)    (167,123,344)     (1,104,836,982)
                                                   -----------------------------------------------------------------------
 Net increase (decrease) ......................     2,686,688,771     $ 6,640,381,449      (57,463,782)    $  (380,358,442)
                                                   =======================================================================
CLASS B SHARES:
Year ended September 30, 2006
 Shares sold ..................................        26,637,625     $    65,369,671        1,981,038     $    12,637,018
 Shares issued in reinvestment
  of distributions ............................        55,871,397         136,411,780        2,075,139          13,272,404
 Shares redeemed ..............................      (197,429,792)       (483,022,409)     (16,913,499)       (108,288,331)
                                                   -----------------------------------------------------------------------
 Net increase (decrease) ......................      (114,920,770)    $  (281,240,958)     (12,857,322)    $   (82,378,909)
                                                   =======================================================================
Year ended September 30, 2005
 Shares sold ..................................       216,067,791     $   530,027,930        2,734,327     $    18,126,694
 Shares issued in reinvestment
  of distributions ............................        58,417,660         143,410,552        2,446,399          16,142,982
 Shares redeemed ..............................      (144,791,444)       (356,130,670)     (16,950,873)       (111,954,538)
                                                   ------------------------------------------------------------------------
 Net increase (decrease) ......................       129,694,007     $   317,307,812      (11,770,147)    $   (77,684,862)
                                                   ========================================================================
CLASS B1 SHARES:
Year ended September 30, 2006
 Shares sold ..................................         1,061,971     $     2,609,506
 Shares issued in reinvestment
  of distributions ............................         6,529,196          15,992,703
 Shares redeemed ..............................       (26,407,031)        (64,853,228)
                                                   ----------------------------------
 Net increase (decrease) ......................       (18,815,864)    $   (46,251,019)
                                                   ==================================
Year ended September 30, 2005
 Shares sold ..................................         2,378,752     $     5,860,213
 Shares issued in reinvestment
  of distributions ............................         7,165,232          17,644,463
 Shares redeemed ..............................       (23,606,754)        (58,282,155)
                                                   ----------------------------------
 Net increase (decrease) ......................       (14,062,770)    $   (34,777,479)
                                                   ==================================


                                                             Annual Report | 123

Franklin Custodian Funds, Inc.

2. CAPITAL STOCK (CONTINUED)

                                  --------------------------------------------------------------------
                                                                          FRANKLIN U.S. GOVERNMENT
                                         FRANKLIN INCOME FUND                 SECURITIES FUND
                                  --------------------------------------------------------------------
                                      SHARES              AMOUNT          SHARES            AMOUNT
                                  --------------------------------------------------------------------
CLASS C SHARES:
Year ended September 30, 2006
 Shares sold .................     1,197,637,346     $ 2,970,142,401       9,638,095     $  61,502,139
 Shares issued in reinvestment
  of distributions ...........       166,806,121         411,488,472       2,119,611        13,512,599
 Shares redeemed .............      (698,120,168)     (1,723,997,750)    (23,652,039)     (151,089,904)
                                  --------------------------------------------------------------------
 Net increase (decrease) .....       666,323,299     $ 1,657,633,123     (11,894,333)    $ (76,075,166)
                                  ====================================================================
Year ended September 30, 2005
 Shares sold .................     1,587,994,257     $ 3,945,015,780      11,343,153     $  74,643,597
 Shares issued in reinvestment
  of distributions ...........       128,622,410         318,755,436       2,413,285        15,876,049
 Shares redeemed .............      (411,346,115)     (1,020,969,391)    (25,359,338)     (166,998,821)
                                  --------------------------------------------------------------------
 Net increase (decrease) .....     1,305,270,552     $ 3,242,801,825     (11,602,900)    $ (76,479,175)
                                  ====================================================================
CLASS R SHARES:
Year ended September 30, 2006
 Shares sold .................        35,951,956     $    87,751,074       3,883,199     $  24,836,010
 Shares issued in reinvestment
  of distributions ...........         3,434,439           8,359,852         460,538         2,944,655
 Shares redeemed .............       (16,667,648)        (40,656,253)     (3,359,689)      (21,571,426)
                                  --------------------------------------------------------------------
 Net increase (decrease) .....        22,718,747     $    55,454,673         984,048     $   6,209,239
                                  ====================================================================
Year ended September 30, 2005
 Shares sold .................        26,352,002     $    64,518,265       4,180,818     $  27,602,806
 Shares issued in reinvestment
  of distributions ...........         2,379,605           5,812,421         421,527         2,782,416
 Shares redeemed .............        (9,872,431)        (24,093,098)     (3,423,452)      (22,605,336)
                                  --------------------------------------------------------------------
 Net increase (decrease) .....        18,859,176     $    46,237,588       1,178,893     $   7,779,886
                                  ====================================================================
ADVISOR CLASS SHARES:
Year ended September 30, 2006
 Shares sold .................       536,707,405     $ 1,314,899,137      20,893,833     $ 134,424,816
 Shares issued in reinvestment
  of distributions ...........        75,142,358         183,808,062       2,672,825        17,119,867
 Shares redeemed .............       (49,253,364)       (119,467,128)    (14,613,605)      (94,269,258)
                                  --------------------------------------------------------------------
 Net increase (decrease) .....       562,596,399     $ 1,379,240,071       8,953,053     $  57,275,425
                                  ====================================================================
Year ended September 30, 2005
 Shares sold .................       525,718,339     $ 1,292,792,031      13,517,268     $  89,567,508
 Shares issued in reinvestment
  of distributions ...........        38,816,130          95,287,128       1,992,298        13,178,931
 Shares redeemed .............       (21,661,227)        (53,243,634)    (15,208,235)     (101,537,635)
                                  --------------------------------------------------------------------
 Net increase (decrease) .....       542,873,242     $ 1,334,835,525         301,331     $   1,208,804
                                  ====================================================================


124 | Annual Report

Franklin Custodian Funds, Inc.

2. CAPITAL STOCK (CONTINUED)

                                                  ------------------------------
                                                      FRANKLIN UTILITIES FUND
                                                  ------------------------------
                                                      SHARES            AMOUNT
                                                  ------------------------------
CLASS A SHARES:
Year ended September 30, 2006
 Shares sold ..................................     21,710,054     $ 263,631,372
 Shares issued in reinvestment of distributions      4,863,147        59,003,083
 Shares redeemed ..............................    (34,893,525)     (421,544,661)
                                                  ------------------------------
 Net increase (decrease) ......................     (8,320,324)    $ (98,910,206)
                                                  ==============================
Year ended September 30, 2005
 Shares sold ..................................     34,569,804     $ 400,170,506
 Shares issued in reinvestment of distributions      4,305,025        49,165,990
 Shares redeemed ..............................    (23,851,552)     (273,769,155)
                                                  ------------------------------
 Net increase (decrease) ......................     15,023,277     $ 175,567,341
                                                  ==============================
CLASS B SHARES:
Year ended September 30, 2006
 Shares sold ..................................        520,507     $   6,326,393
 Shares issued in reinvestment of distributions        231,269         2,799,228
 Shares redeemed ..............................     (2,628,864)      (31,812,682)
                                                  ------------------------------
 Net increase (decrease) ......................     (1,877,088)    $ (22,687,061)
                                                  ==============================
Year ended September 30, 2005
 Shares sold ..................................      1,759,896     $  19,743,236
 Shares issued in reinvestment of distributions        224,565         2,562,564
 Shares redeemed ..............................     (2,233,960)      (25,392,574)
                                                  ------------------------------
 Net increase (decrease) ......................       (249,499)    $  (3,086,774)
                                                  ==============================
CLASS C SHARES:
Year ended September 30, 2006
 Shares sold ..................................      4,480,664     $  54,267,851
 Shares issued in reinvestment of distributions        576,307         6,963,061
 Shares redeemed ..............................     (9,312,099)     (111,649,248)
                                                  ------------------------------
 Net increase (decrease) ......................     (4,255,128)    $ (50,418,336)
                                                  ==============================
Year ended September 30, 2005
 Shares sold ..................................     12,226,563     $ 139,657,945
 Shares issued in reinvestment of distributions        495,205         5,658,566
 Shares redeemed ..............................     (6,002,579)      (68,606,335)
                                                  ------------------------------
 Net increase (decrease) ......................      6,719,189     $  76,710,176
                                                  ==============================
CLASS R SHARES:
Year ended September 30, 2006
 Shares sold ..................................      1,759,282     $  21,583,826
 Shares issued in reinvestment of distributions         54,640           665,605
 Shares redeemed ..............................       (823,343)       (9,911,712)
                                                  ------------------------------
 Net increase (decrease) ......................        990,579     $  12,337,719
                                                  ==============================
Year ended September 30, 2005
 Shares sold ..................................      1,167,612     $  13,713,510
 Shares issued in reinvestment of distributions         17,357           204,087
 Shares redeemed ..............................       (175,789)       (2,052,305)
                                                  ------------------------------
 Net increase (decrease) ......................      1,009,180     $  11,865,292
                                                  ==============================

                                                             Annual Report | 125

Franklin Custodian Funds, Inc.

2. CAPITAL STOCK (CONTINUED)

                                                                    ----------------------------
                                                                      FRANKLIN UTILITIES FUND
                                                                    ----------------------------
                                                                      SHARES           AMOUNT
                                                                    ----------------------------
ADVISOR CLASS SHARES:
Year ended September 30, 2006
 Shares sold ....................................................     2,685,330     $ 33,289,067
 Shares issued in reinvestment of distributions .................       269,026        3,282,823
 Shares redeemed ................................................    (3,720,560)     (44,964,670)
                                                                    ----------------------------
 Net increase (decrease) ........................................      (766,204)    $ (8,392,780)
                                                                    ============================
Year ended September 30, 2005
 Shares sold ....................................................     5,741,424     $ 65,649,487
 Shares issued in reinvestment of distributions .................       243,650        2,814,290
 Shares redeemed ................................................    (2,316,860)     (26,747,491)
                                                                    ----------------------------
 Net increase (decrease) ........................................     3,668,214     $ 41,716,286
                                                                    ============================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and directors of the Custodian Funds are also officers and/or directors of the following subsidiaries:

-------------------------------------------------------------------------------------------------
SUBSIDIARY                                                              AFFILIATION
-------------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                      Investment manager
Franklin Investment Advisory Services, LLC (Investment Advisory)        Investment manager
Franklin Templeton Services, LLC (FT Services)                          Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)                    Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)           Transfer agent

A. MANAGEMENT FEES

Effective March 15, 2006, the Funds, except Franklin Growth Fund, pay an investment management fee to Advisers, whereas the Franklin Growth Fund pays an investment management fee to Investment Advisory, based on the month-end net assets of each of the Funds as follows:

--------------------------------------------------------------------------------
 ANNUALIZED FEE RATE      NET ASSETS
--------------------------------------------------------------------------------
        0.625%            Up to and including $100 million
        0.500%            Over $100 million, up to and including $250 million
        0.450%            Over $250 million, up to and including $10 billion
        0.440%            Over $10 billion, up to and including $12.5 billion
        0.420%            Over $12.5 billion, up to and including $15 billion
        0.400%            Over $15 billion, up to and including $17.5 billion
        0.380%            Over $17.5 billion, up to and including $20 billion
        0.360%            Over $20 billion, up to and including $35 billion
        0.355%            Over $35 billion, up to and including $50 billion
        0.350%            In excess of $50 billion

Prior to March 15, 2006, the Funds paid an annualized fee rate of 0.36% on net assets in excess of $20 billion.

126 | Annual Report

Franklin Custodian Funds, Inc.

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

B. ADMINISTRATIVE FEES

Under agreements with Advisers and Investment Advisory, FT Services provides administrative services to the Funds. The fee is paid by Advisers and Investment Advisory based on average daily net assets, and is not an additional expense of the Funds.

C. DISTRIBUTION FEES

The Custodian Funds Board of Directors has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the sale and distribution of each fund's shares up to a certain percentage per year of its average daily net assets as follows:

                            ---------------------------------------------------------------------
                                                                     FRANKLIN
                             FRANKLIN     FRANKLIN     FRANKLIN   U.S. GOVERNMENT     FRANKLIN
                             DYNATECH      GROWTH       INCOME      SECURITIES        UTILITIES
                               FUND         FUND         FUND          FUND             FUND
                            ---------------------------------------------------------------------
Class A ..................    0.25%         0.25%       0.15%          0.15%            0.15%

Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

Under the Funds' compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the sale and distribution of each fund's shares up to a certain percentage per year of its average daily net assets of each class as follows:

                  -------------------------------------------------------------------
                                                          FRANKLIN
                  FRANKLIN     FRANKLIN    FRANKLIN    U.S. GOVERNMENT      FRANKLIN
                  DYNATECH      GROWTH      INCOME        SECURITIES       UTILITIES
                    FUND         FUND        FUND            FUND             FUND
                  -------------------------------------------------------------------
Class B ......      1.00%        1.00%       1.00%           0.65%            0.65%
Class B1 .....         --           --       0.65%              --               --
Class C ......      1.00%        1.00%       0.65%           0.65%            0.65%
Class R ......         --         0.50%      0.50%           0.50%            0.50%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:

                                                                         ------------------------------------------------
                                                                          FRANKLIN          FRANKLIN          FRANKLIN
                                                                          DYNATECH           GROWTH            INCOME
                                                                            FUND              FUND              FUND
                                                                         ------------------------------------------------
Sales charges retained net of commissions paid to unaffiliated
 broker/dealers .....................................................     $133,316          $651,670        $20,808,243
Contingent deferred sales charges retained ..........................     $ 42,270          $195,508        $ 8,991,494


                                                             Annual Report | 127

Franklin Custodian Funds, Inc.

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS (CONTINUED)

                                                                            ---------------------------------
                                                                                FRANKLIN
                                                                             U.S. GOVERNMENT      FRANKLIN
                                                                               SECURITIES         UTILITIES
                                                                                   FUND             FUND
                                                                            ---------------------------------
Sales charges retained net of commissions paid to unaffiliated
 broker/dealers ........................................................        $  557,165         $329,830
Contingent deferred sales charges retained .............................        $1,131,306         $274,156

E. TRANSFER AGENT FEES

The Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

                             ---------------------------------------
                              FRANKLIN    FRANKLIN      FRANKLIN
                              DYNATECH     GROWTH         INCOME
                                FUND        FUND           FUND
                             ---------------------------------------
Transfer agent fees .....    $1,095,438   $3,328,015   $17,760,223

                             ---------------------------------------
                                 FRANKLIN
                              U.S. GOVERNMENT        FRANKLIN
                                SECURITIES           UTILITIES
                                   FUND                 FUND
                             ---------------------------------------
Transfer agent fees .......     $5,954,309           $2,002,943

F. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

Advisers agreed in advance to voluntarily waive a portion of management fees for the Franklin Income Fund, in the form of additional breakpoints based on month-end net assets of the fund as follows:

--------------------------------------------------------------------------------
 ANNUALIZED FEE RATE         NET ASSETS
--------------------------------------------------------------------------------
         0.355%              Over $35 billion, up to and including $50 billion
         0.350%              In excess of $50 billion

Effective March 15, 2006, the waiver was discontinued for the Franklin Income Fund.

G. OTHER AFFILIATED TRANSACTIONS

Included in professional fees are legal fees of $191,237 that were paid to a law firm in which a partner is an officer of the Funds.


128 | Annual Report

Franklin Custodian Funds, Inc.

4. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended September 30, 2006, the custodian fees were reduced as noted in the Statements of Operations.

5. INCOME TAXES

At September 30, 2006, the Franklin Income Fund had tax basis capital losses of $2,516,775 from the merged Franklin Multi-Income Trust which may be carried over to offset future capital gains, subject to certain limitations.

At September 30, 2006, the funds had tax basis capital losses which may be carried over to offset future capital gains, if any. During the year ended September 30, 2006, the Franklin Dynatech Fund, Franklin Growth Fund and Franklin Income Fund utilized $37,234,265, $94,184,639, and $6,834,626, respectively, of capital loss carryforwards. At September 30, 2006, the capital loss carryforwards were as follows:

                                          --------------------------------------------------------------
                                                                                            FRANKLIN
                                             FRANKLIN        FRANKLIN        FRANKLIN    U.S. GOVERNMENT
                                             DYNATECH         GROWTH          INCOME        SECURITIES
                                               FUND            FUND            FUND           FUND
                                          --------------------------------------------------------------
Capital loss carryforwards expiring in:
  2007 ................................    $         --    $         --    $         --    $ 18,954,412
  2008 ................................              --              --              --      21,105,846
  2009 ................................              --              --              --      46,256,951
  2010 ................................              --              --              --      11,768,551
  2011 ................................      19,032,674      78,768,578       2,020,605      33,556,845
  2012 ................................      21,838,085      39,052,129         496,170     129,102,166
  2013 ................................      14,781,620              --              --      74,283,298
  2014 ................................              --              --              --      47,763,112
                                          --------------------------------------------------------------
                                           $ 55,652,379    $117,820,707    $  2,516,775    $382,791,181
                                          ==============================================================

On September 30, 2006, the Franklin U.S. Government Securities Fund had expired capital loss carryforwards of $28,279,472, which were reclassified to paid-in capital.

For tax purposes, realized capital losses and realized currency losses, occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At September 30, 2006, the Franklin U.S. Government Securities Fund had deferred realized capital losses of $26,322,866. At September 30, 2006, the Franklin Dynatech Fund, Franklin Growth Fund and Franklin Income Fund had deferred realized currency losses of $142, $14,711 and $79,262, respectively.


                                                             Annual Report | 129

Franklin Custodian Funds, Inc.

5. INCOME TAXES (CONTINUED)

The tax character of distributions paid during the years ended September 30, 2006 and 2005, was as follows:

                            ------------------------------------------------------------------
                                 FRANKLIN GROWTH FUND                FRANKLIN INCOME FUND
                            ------------------------------------------------------------------
                                2006              2005              2006              2005
                            ------------------------------------------------------------------
Distributions paid from:
   Ordinary income .....    $  3,843,957    $    4,625,557    $2,449,083,601    $1,902,092,306
  Long term capital gain              --                --       145,549,815       150,816,065
                            ------------------------------------------------------------------
                            $  3,843,957    $    4,625,557    $2,594,633,416    $2,052,908,371
                            ==================================================================


                            ------------------------------------------------------------------
                             FRANKLIN U.S. GOVERNMENT
                                  SECURITIES FUND                  FRANKLIN UTILITIES FUND
                            ------------------------------------------------------------------
                                2006              2005              2006              2005
                            ------------------------------------------------------------------
Distributions paid from:
   Ordinary income .....    $331,363,364    $  368,342,468    $   82,074,530    $   86,440,618
  Long term capital gain              --                --        19,321,588                --
                            ------------------------------------------------------------------
                            $331,363,364    $  368,342,468    $  101,396,118    $   86,440,618
                            ==================================================================

At September 30, 2006, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

                                              --------------------------------------------------------
                                                 FRANKLIN            FRANKLIN             FRANKLIN
                                                 DYNATECH             GROWTH               INCOME
                                                   FUND                FUND                 FUND
                                              --------------------------------------------------------
Cost of investments ......................    $   422,916,284     $   924,771,892     $ 42,861,682,225
                                              ========================================================

Unrealized appreciation ..................    $   274,489,080     $ 1,487,902,900     $  4,787,258,252
Unrealized depreciation ..................        (15,615,752)         (6,085,934)      (1,103,331,112)
                                              --------------------------------------------------------
Net unrealized appreciation (depreciation)    $   258,873,328     $ 1,481,816,966     $  3,683,927,140
                                              ========================================================

Undistributed ordinary income ............    $            --     $     3,691,950     $    365,085,875
Undistributed long term capital gains ....                 --                  --          276,169,203
                                              --------------------------------------------------------
Distributable earnings ...................    $            --     $     3,691,950     $    641,255,078
                                              ========================================================

                                              -----------------------------------
                                                 FRANKLIN
                                              U.S. GOVERNMENT        FRANKLIN
                                                SECURITIES           UTILITIES
                                                   FUND                FUND
                                              -----------------------------------
Cost of investments ......................    $ 6,742,444,259     $ 1,798,882,936
                                              ===================================

Unrealized appreciation ..................    $    33,166,751     $   783,009,191
Unrealized depreciation ..................       (102,497,319)         (4,611,647)
                                              -----------------------------------
Net unrealized appreciation (depreciation)    $   (69,330,568)    $   778,397,544
                                              ===================================

Undistributed ordinary income ............    $    11,480,909     $    19,901,478
Undistributed long term capital gains ....                 --          60,862,667
                                              -----------------------------------
Distributable earnings ...................    $    11,480,909     $    80,764,145
                                              ===================================


130 | Annual Report

Franklin Custodian Funds, Inc.

5. INCOME TAXES (CONTINUED)

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, paydown losses and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, paydown losses and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales (excluding short term securities) for the year ended September 30, 2006, were as follows:

                       ---------------------------------------------------------
                         FRANKLIN              FRANKLIN              FRANKLIN
                       DYNATECH FUND          GROWTH FUND           INCOME FUND
                       ---------------------------------------------------------
Purchases .........     $133,726,079         $ 50,892,709        $18,821,712,854
Sales .............     $199,771,606         $146,805,409        $11,518,856,149

                       ----------------------------------
                         FRANKLIN              FRANKLIN
                       U.S. GOVERNMENT         UTILITIES
                       SECURITIES FUND           FUND
                       ----------------------------------
Purchases .........     $1,362,412,104       $199,998,791
Sales .............     $1,750,549,814       $384,354,115

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Funds are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT RISK AND DEFAULTED SECURITIES

The Franklin Income Fund has 39.04% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.


                                                             Annual Report | 131

Franklin Custodian Funds, Inc.

8. CREDIT RISK AND DEFAULTED SECURITIES (CONTINUED)

The Franklin Income Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At September 30, 2006, the aggregate value of these securities was $834,314,070, representing 1.78% of the fund's net assets. The fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

9. RESTRICTED SECURITIES

Certain Funds may invest in securities that are restricted under the Securities Act of 1933 (the 1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The fund has registration rights for certain restricted securities held at period end. The issuer generally incurs all registration costs.

At September 30, 2006, the Franklin Income Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the fund's Board of Directors as reflecting fair value, as follows:

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/                                                                       ACQUISITION
     SHARES           ISSUER                                                                 DATE            COST           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    75,000,000        Asia Pulp & Paper Co. Ltd., 12.00%, pfd., Perpetual             2/14/97 - 7/18/00  $57,833,250    $   825,000
       113,073        Pindo Deli Finance Mauritius Ltd., 144A, FRN, 4.675%,
                       4/29/15 .....................................................        4/30/05           26,274         25,690
       294,012        Pindo Deli Finance Mauritius Ltd., 144A, FRN, 4.675%,
                       4/29/18 .....................................................        4/30/05           68,317         66,799
       607,466        Pindo Deli Finance Mauritius Ltd., 144A, zero cpn.,
                       4/29/25 .....................................................        4/30/05          141,151        138,016
    12,883,549        Tjiwi Kimia Finance Mauritius, secured note, 144A, FRN,
                       5.248%, 4/29/15 .............................................        4/30/05        3,926,906      3,839,298
    33,160,560        Tjiwi Kimia Finance Mauritius, secured note, 144A, FRN,
                       4.675%, 4/29/18 .............................................        4/30/05       10,107,339      9,881,847
    42,601,657        Tjiwi Kimia Finance Mauritius, secured note, 144A, zero cpn.,
                       4/29/25 .....................................................        4/30/05       12,984,985     12,695,294
                                                                                                                        -----------
                      TOTAL RESTRICTED SECURITIES (0.06% of Net Assets) ..........................................      $27,471,944
                                                                                                                        ===========


132 | Annual Report

Franklin Custodian Funds, Inc.

10. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Franklin Income Fund for the year ended September 30, 2006 were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                                   NUMBER OF                              NUMBER OF
                                    SHARES/                                SHARES/
                                   PRINCIPAL                              PRINCIPAL                                       REALIZED
                                    HELD AT                                HELD AT           VALUE                        CAPITAL
                                   BEGINNING      GROSS        GROSS         END            AT END         INVESTMENT       GAIN
NAME OF ISSUER                      OF YEAR     ADDITIONS    REDUCTIONS    OF YEAR          OF YEAR          INCOME        (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES
Ameren Corp. ...................     8,770,000    2,504,400           --   11,274,400   $  595,175,576    $ 24,428,450  $         --
Aquila Inc. ....................    25,000,000           --   25,000,000           --                  b            --    12,617,854
Aquila Inc., senior note,
  14.875%, 7/01/12 .............    95,400,000           --           --   95,400,000                  b    14,190,750            --
Canadian Oil Sands Trust a .....    28,000,000           --    2,229,400   25,770,600      687,831,096      20,293,439    52,690,560
Pinnacle West Capital Corp. ....     4,024,000    1,476,000           --    5,500,000      247,775,000      10,000,000            --
Public Service Enterprise
  Group Inc. ...................     6,023,560   11,000,000      523,560   16,500,000    1,009,635,000      15,895,045     9,805,679
Puget Energy Inc. ..............     4,137,000    3,363,000           --    7,500,000      170,475,000       6,659,250            --
                                                                                        --------------------------------------------
                                                 TOTAL AFFILIATED SECURITIES
                                                   (5.77% of Net Assets) ...........    $2,710,891,672     $91,466,934   $75,114,093
                                                                                        ============================================

a Reflects a 5:1 stock split during the current period. Balance as of September 30, 2005 was 5,600,000.

b     As of September 30, 2006, no longer an affiliate.

11. OTHER CONSIDERATIONS

Subject to certain terms and conditions, the Franklin Income Fund has agreed to sell its holdings in Asia Pulp & Paper Co. Ltd., Pindo Deli Finance Mauritius Ltd., and Tjiwi Kimia Finance Mauritius in November 2006. Until the completion of sale, the transaction is being accounted for as a secured borrowing with a pledge of collateral and any preliminary sales proceeds or other interest and cash distributions received are deferred until the completion of the transaction.

Directors or employees of Advisers, as the Franklin Income Fund's Investment Manager, may serve as members of various bondholders' steering committees, on credit committees, or may represent the funds in certain corporate restructuring negotiations. At September 30, 2006, such individuals serve in one or more of these capacities for Calpine Canada Energy Finance and Calpine Corp. As a result of this involvement, such individuals may be in possession of certain material non-public information. If the fund's Investment Manager, while in possession of such information, seeks to buy or sell any of these securities, it will comply with all applicable federal securities laws.


                                                             Annual Report | 133

Franklin Custodian Funds, Inc.

12. MERGER

On August 4, 2005, the Franklin Income Fund acquired the net assets of the Franklin Multi-Income Trust pursuant to a plan of reorganization approved by the Franklin Multi-Income Trust's shareholders. The merger was accomplished by a tax-free exchange of 22,580,678 Class A shares of the Fund (valued at $2.53) for the net assets of the Franklin Multi-Income Trust which aggregated $57,129,115, including $13,521,127 of unrealized appreciation (depreciation). The combined net assets of the fund immediately after the merger were $37,481,139,819.

13. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop separate plans for the distribution of the respective settlement monies. The CAGO approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement, and in March 2005, the disbursement of monies to the relevant funds in accordance with the terms and conditions of that settlement was completed.

On June 23, 2006, the SEC approved the IDC's proposed plan of distribution arising from the December 13, 2004 SEC Order. The relevant funds recorded the settlement as other income and disbursement of the settlement monies to the designated funds in accordance with the terms and conditions of the SEC's order and the plan was completed in September 2006.

The IDC has also completed a proposed Plan of Distribution under the August 2, 2004 SEC Order resolving the SEC's market timing investigation and has submitted that plan to the SEC staff, where it is under review. The SEC has announced the following expected schedule with respect to the market timing Plan of Distribution. The SEC anticipates that Notice of the Plan will be published on or after November 15, 2006. After publication and comment, the proposed Distribution Plan will be submitted to the SEC for approval. When the SEC approves the proposed Distribution Plan, with modifications as appropriate, distributions will begin pursuant to that Plan.


134 | Annual Report

Franklin Custodian Funds, Inc.

13. REGULATORY MATTERS (CONTINUED)

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Custodian Funds, it is committed to making the Custodian Funds or their shareholders whole, as appropriate.

14. NEW ACCOUNTING PRONOUNCEMENT

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The Funds are currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Custodian Funds believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                             Annual Report | 135

Franklin Custodian Funds, Inc.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF FRANKLIN CUSTODIAN FUNDS, INC.

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Dynatech Fund, Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund, separate portfolios of Franklin Custodian Funds, Inc. (hereafter referred to as the "Funds") at September 30, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

San Francisco, California
November 15, 2006


136 | Annual Report

Franklin Custodian Funds, Inc.

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Franklin Income Fund and Franklin Utilities Fund designates the maximum amount allowable but no less than $332,434,361 and $67,154,589, respectively, as a long term capital gain dividend for the fiscal year ended September 30, 2006.

Under Section 871(k)(2)(C) of the Code, the Franklin Income Fund and Franklin Utilities Fund designate the maximum amount allowable but no less than $377,685,477 and $12,523,322, respectively, as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended September 30, 2006.

Under Section 854(b)(2) of the Code, the Franklin Growth Fund, Franklin Income Fund and Franklin Utilities Fund designates 100%, 28.60% and 100%, respectively, of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended September 30, 2006.

Under Section 854(b)(2) of the Code, the Franklin Growth Fund, Franklin Income Fund and Franklin Utilities Fund designates the maximum amount allowable but no less than $28,160,824, $737,976,112, and $89,822,144, respectively, as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended September 30, 2006. In January 2007, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2006. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 871(k)(1)(C) of the Code, the Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund designate the maximum amount allowable but no less than $1,559,328,566, $338,887,475 and $9,423,748, respectively, as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended September 30, 2006.


                                                             Annual Report | 137

Franklin Custodian Funds, Inc.

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                             NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                        LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                   POSITION     TIME SERVED       BY BOARD MEMBER*                OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)       Director     Since 1976        141                             Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                         company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)       Director     Since 1998        142                             Director, Hess Corporation (formerly,
One Franklin Parkway                                                                         Amerada Hess Corporation) (exploration
San Mateo, CA 94403-1906                                                                     and refining of oil and gas),
                                                                                             H.J. Heinz Company (processed foods
                                                                                             and allied products), RTI
                                                                                             International Metals, Inc.
                                                                                             (manufacture and distribution of
                                                                                             titanium), Canadian National Railway
                                                                                             (railroad) and White Mountains
                                                                                             Insurance Group, Ltd. (holding
                                                                                             company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary
of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary
and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)         Director     Since 2005        102                             Director, Hess Corporation (formerly,
One Franklin Parkway                                                                         Amerada Hess Corporation) (exploration
San Mateo, CA 94403-1906                                                                     and refining of oil and gas)
                                                                                             and Sentient Jet (private jet
                                                                                             service); and FORMERLY, Director,
                                                                                             Becton Dickinson and Company
                                                                                             (medical technology), Cooper
                                                                                             Industries, Inc. (electrical
                                                                                             products and tools and hardware),
                                                                                             Health Net, Inc. (formerly,
                                                                                             Foundation Health) (integrated
                                                                                             managed care), The Hertz
                                                                                             Corporation, Pacific Southwest
                                                                                             Airlines, the RCA Corporation,
                                                                                             Unicom (formerly, Commonwealth
                                                                                             Edison), UAL Corporation (airlines)
                                                                                             and White Mountains Insurance Group,
                                                                                             Ltd. (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
------------------------------------------------------------------------------------------------------------------------------------


138 | Annual Report

INTERESTED BOARD MEMBERS AND OFFICERS

---------------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION       TIME SERVED       BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)      Director,      Director since    141                      None
One Franklin Parkway             President and  1969, President
San Mateo, CA 94403-1906         Chief          since 1984 and
                                 Executive      Chief Executive
                                 Officer        Officer -
                                 - Investment   Investment
                                 Management     Management
                                                since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (1940)  Director and   Since 1983        126                      None
One Franklin Parkway             Vice
San Mateo, CA 94403-1906         President

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and
officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (1945)           Vice           Since 1987        Not Applicable           Not Applicable
One Franklin Parkway             President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin
Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)            Chief          Chief Compliance  Not Applicable           Not Applicable
One Franklin Parkway             Compliance     Officer since
San Mateo, CA 94403-1906         Officer and    2004 and Vice
                                 Vice           President - AML
                                 President      Compliance since
                                 - AML          February 2006
                                 Compliance

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of 46 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
---------------------------------------------------------------------------------------------------------------------------------


                                                             Annual Report | 139

---------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                            LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION      TIME SERVED       BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)           Treasurer     Since 2004        Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 30 of the investment companies in Franklin Templeton Investments;
and FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
---------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)          Senior Vice   Since 2002        Not Applicable           Not Applicable
500 East Broward Blvd.           President
Suite 2100                       and Chief
Fort Lauderdale, FL 33394-3091   Executive
                                 Officer -
                                 Finance and
                                 Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)             Vice          Since 2000        Not Applicable           Not Applicable
One Franklin Parkway             President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (1947)          Vice          Since 2000        Not Applicable           Not Applicable
One Franklin Parkway             President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC,
Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and
Templeton/Franklin Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management,
Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S.
Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court
(District of Massachusetts) (until 1979).
---------------------------------------------------------------------------------------------------------------------------------
KAREN L. SKIDMORE (1952)         Vice          Vice President    Not Applicable           Not Applicable
One Franklin Parkway             President     since March 2006
San Mateo, CA 94403-1906         and           and Secretary
                                 Secretary     since April 2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Templeton Funds Annuity Company;
and officer of 30 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------------


140 | Annual Report

---------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                            LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION       TIME SERVED     BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)            Vice           Since 2005      Not Applicable             Not Applicable
One Franklin Parkway            President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of 46 of the investment companies in Franklin
Templeton Investments; and FORMERLY, Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company
Institute (ICI) (1997-2004).
---------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)          Chief          Since 2004      Not Applicable             Not Applicable
500 East Broward Blvd.          Financial
Suite 2100 Fort Lauderdale, FL  Officer and
33394-3091                      Chief
                                Accounting
                                Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987
and 1991-2004).
---------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's investment manager and distributor.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

Note 2: Prior to September 30, 2006, Mr. S. Joseph Fortunato and Mr. Gordon S. Macklin each ceased to be a director of the Funds.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF DIRECTORS HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED EACH OF EDITH E. HOLIDAY AND HARRIS J. ASHTON AS AN AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MS. HOLIDAY AND MR. ASHTON QUALIFY AS SUCH AN EXPERT IN VIEW OF THEIR BUSINESS BACKGROUND AND EXPERIENCE. MS. HOLIDAY, WHO CURRENTLY SERVES AS A DIRECTOR AND TRUSTEE OF VARIOUS COMPANIES AND TRUSTS, INCLUDING H.J. HEINZ COMPANY WHERE SHE IS AUDIT COMMITTEE CHAIRPERSON, IS CHAIRPERSON OF THE FUND'S AUDIT COMMITTEE, AND FORMERLY SERVED AS ASSISTANT TO THE PRESIDENT OF THE UNITED STATES AND SECRETARY OF THE CABINET (1990-1993); GENERAL COUNSEL TO THE UNITED STATES TREASURY DEPARTMENT (1989-1999); AND ASSISTANT SECRETARY FOR PUBLIC AFFAIRS AND PUBLIC LIAISON-UNITED STATES TREASURY DEPARTMENT (1988-1989). MR. ASHTON, WHO IS CURRENTLY A DIRECTOR OF BUSINESS AND NON-PROFIT ORGANIZATIONS, SERVED AS CHIEF EXECUTIVE OFFICER OF GENERAL HOST CORPORATION, A NEW YORK STOCK EXCHANGE LISTED COMPANY FROM 1967 TO 1998, AND WAS A DIRECTOR OF RBC HOLDINGS, INC., A BANK HOLDING COMPANY UNTIL 2002. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF DIRECTORS BELIEVES THAT MS. HOLIDAY AND MR. ASHTON HAVE EACH ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MS. HOLIDAY AND MR. ASHTON ARE INDEPENDENT DIRECTORS AS THAT TERM IS DEFINED UNDER THE APPLICABLE SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                             Annual Report | 141

Franklin Custodian Funds, Inc.

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


142 | Annual Report

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

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

LITERATURE REQUEST

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund


SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

RETIREMENT TARGET FUNDS

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund 4
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 5

NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 6

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund


STATE-SPECIFIC

Alabama                         Michigan 6
Arizona                         Minnesota 6
California 7                    Missouri
Colorado                        New Jersey
Connecticut                     New York 7
Florida 7                       North Carolina
Georgia                         Ohio 6
Kentucky                        Oregon
Louisiana                       Pennsylvania
Maryland                        Tennessee
Massachusetts 6                 Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 8

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

6.    Portfolio of insured municipal securities.

7. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

8. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


    [LOGO](R)
FRANKLIN TEMPLETON                    One Franklin Parkway
   INVESTMENTS                        San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.


07/06

ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN CUSTODIAN FUNDS, INC.

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FCF A2006 11/06


      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Edith E. Holiday and Harris J. Ashton and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $339,046 for the fiscal year ended September 30, 2006 and $241,951 for the fiscal year ended September 30, 2005.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $30,073 for the fiscal year ended September 30, 2006 and $0 for the fiscal year ended September 30, 2005. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $145,788 for the fiscal year ended September 30, 2006 and $4,500 for the fiscal year ended September 30, 2005. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and the review of the ICI transfer agent survey.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)  pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through
(iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $175,861 for the fiscal year ended September 30, 2006 and $4,500 for the fiscal year ended September 30, 2005.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END
MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES. (A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CUSTODIAN FUNDS, INC.

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 27, 2006


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    November 27, 2006